     As filed with the Securities and Exchange Commission on March 1, 1999

                                                      REGISTRATION NO. 333-05227

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                    FORM N-4

                      POST-EFFECTIVE AMENDMENT NO. 3 TO

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

                                       AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                  AMENDMENT NO. 3                  /X/

                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
                           (EXACT NAME OF REGISTRANT)

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                              (NAME OF DEPOSITOR)

                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02181
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                  DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

                   MARGARET HANKARD, SENIOR ASSOCIATE COUNSEL
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                     RETIREMENT PRODUCTS AND SERVICES
                             ONE COPLEY PLACE
                         BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:
                              DAVID N. BROWN, ESQ.
                              COVINGTON & BURLING
                         1201 PENNSYLVANIA AVENUE, N.W.
                                 P.O. BOX 7566
                             WASHINGTON, D.C. 20044

/X/ It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


      Attached hereto and made a part hereof is:
         Prospectus dated May 1, 1998 (MFS Regatta Classic)
         Supplement dated March   , 1999 to Prospectus dated May 1, 1998
           (MFS Regatta Classic)
         Prospectus dated March   , 1999 (Futurity Focus)

                                                                      PROSPECTUS
                                                                     MAY 1, 1998

                              MFS REGATTA CLASSIC
               --------------------------------------------------

    The flexible payment deferred annuity contracts (the "Contracts") offered by this Prospectus are designed for use in connection with retirement and deferred compensation plans, some of which may qualify as retirement programs under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contracts are issued on a group or individual basis by Sun Life Assurance Company of Canada (U.S.) (the "Company"), an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, having its Principal Executive Offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (781) 237-6030. The Contracts provide that annuity payments will begin on a selected future date. The Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or a fixed and variable basis and provide for fixed and variable annuity payments as elected. In some states, Individual Contracts may be available on a variable basis only.

    The issuance of an individual Contract ("Individual Contract") will be evidenced by the Contract. Participation in a group Contract ("Group Contract") will be evidenced by the issuance of a certificate ("Certificate") describing the participating individual's interest under the Group Contract. Unless otherwise expressly indicated, references in this Prospectus to "Contracts" include Individual Contracts, Group Contracts and Certificates issued under Group Contracts, and references to "Participants" include both individual Contract owners and participating individuals under Group Contracts.

    The initial Purchase Payment for each Contract must be at least $25,000 and each additional Purchase Payment must be at least $1,000, unless waived by the Company. The prior approval of the Company is required before it will accept a Purchase Payment in excess of $1,000,000.

    The Participant may elect to have values under the Contract accumulate on a fixed basis in the Fixed Account, which pays interest at the applicable Guaranteed Interest Rate(s) for the duration of the particular Guarantee Period(s) selected by the Participant, or on a variable basis in Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of the Company, or divided between the Fixed Account and the Variable Account. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of a specific series of MFS/Sun Life Series Trust (the "Series Fund"), a mutual fund registered under the Investment Company Act of 1940, and advised by Massachusetts Financial Services Company, an affiliate of the Company. Twenty-five series are available for investment under the Contracts: (1) Bond Series; (2) Capital Appreciation Series; (3) Capital Opportunities Series (before May 1, 1998, called the Value Series); (4) Conservative Growth Series;
(5) Emerging Growth Series; (6) Equity Income Series; (7) Government Securities Series; (8) High Yield Series; (9) International Growth Series; (10) International Growth and Income Series; (11) Managed Sectors Series; (12) Massachusetts Investors Growth Stock Series; (13) MFS/Foreign & Colonial Emerging Markets Equity Series; (14) Money Market Series; (15) New Discovery Series; (16) Research Series;

                                                        (CONTINUED ON NEXT PAGE)

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS CONTAINS THE BASIC INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN A CONTRACT AND IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF MFS/SUN LIFE SERIES TRUST. YOU SHOULD RETAIN THESE PROSPECTUSES FOR FUTURE REFERENCE.

*ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY THE COMPANY MEANS RECEIPT AT ITS ANNUITY SERVICE MAILING ADDRESS, C/O SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.), RETIREMENT PRODUCTS AND SERVICES, P.O. BOX 1024, BOSTON, MASSACHUSETTS 02103.

(17) Research Growth and Income Series;(18) Research International Series; (19) Strategic Income Series; (20) Total Return Series; (21) Utilities Series; (22) World Asset Allocation Series; (23) World Governments Series; (24) World Growth Series; and (25) World Total Return Series. The Bond Series, Equity Income Series, Massachusetts Investors Growth Stock Series, New Discovery Series, Research International Series and Strategic Income Series are new series available for the first time on May 1, 1998. The Series Fund pays its investment adviser certain fees charged against the assets of each series. The value of the variable portion, if any, of a Participant's Account and the amount of variable annuity payments will vary to reflect the investment performance of the series of the Series Fund selected by the Participant and the deduction of the contract charges described under "How the Contract Charges Are Assessed" on page 29. For more information about the Series Fund, see "The Series Fund" on page 18 and the accompanying Series Fund prospectus.

    If the Participant elects to have values accumulated on a fixed basis, Purchase Payments are allocated to one or more Guarantee Periods made available by the Company in connection with the Fixed Account as selected by the Participant. The Fixed Account is the general account of the Company (See "The Fixed Account" on page 15). The Company will credit interest at a rate of not less than three percent (3%) per year, compounded annually, to amounts allocated to the Fixed Account and guarantees these amounts at various interest rates (the "Guaranteed Interest Rates") for the duration of the Guarantee Period elected by the Participant, subject to the imposition of any applicable withdrawal charge, Market Value Adjustment, or account administration fee. The Company may not change a Guaranteed Interest Rate for the duration of the Guarantee Period; however, Guaranteed Interest Rates applicable to subsequent Guarantee Periods cannot be predicted and will be determined at the sole discretion of the Company (subject to the minimum guarantee of three percent (3%)). That part of the Contract relating to the Fixed Account is registered under the Securities Act of 1933, but the Fixed Account is not subject to the restrictions of the Investment Company Act of 1940.

    The Company does not deduct a sales charge from Purchase Payments. However, if any part of a Participant's Account is withdrawn, a withdrawal charge (contingent deferred sales charge) may be assessed by the Company. This charge is intended to reimburse the Company for expenses relating to the distribution of the Contracts. After a Purchase Payment has been held by the Company for one year it may be withdrawn without charge. Also, no withdrawal charge is assessed upon annuitization, upon payment of the death benefit or upon transfers. In addition, when a withdrawal is made from a Qualified Contract to comply with mandatory distribution requirements, no withdrawal charge will be applied to the amount required to be distributed. Other amounts withdrawn, adjusted by any applicable Market Value Adjustment with respect to the Fixed Account, will be subject to a withdrawal charge of 1%. In no event will the the withdrawal charges assessed against a Participant's Account exceed 1% of Purchase Payments (See "Withdrawal Charges" on page 26).

    In addition, any cash withdrawal of amounts allocated to the Fixed Account, other than a withdrawal effective within 30 days prior to the Expiration Date of the applicable Guarantee Period, will be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between the Current Rate (which is the Guaranteed Interest Rate currently declared by the Company for Guarantee Periods equal to the balance of the Guarantee Period applicable to the amount being withdrawn or, if the Guarantee Period was established through the Monthly or Quarterly Dollar Cost Averaging Options, for current allocations to these options) and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is lower than the Current Rate, then the application of the Market Value Adjustment will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Interest Rate is higher than the Current Rate, the application of the Market Value Adjustment will result in a higher payment upon withdrawal (See "Market Value Adjustment" on page 27).

    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.

    Special restrictions on withdrawals apply to Contracts used with Tax Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code (See "Section 403(b) Annuities" on page 27).

    In addition, under certain circumstances withdrawals may result in tax penalties (See "Federal Tax Status" on page 38). For a discussion of cash withdrawals, withdrawal charges and the Market Value Adjustment see "Cash Withdrawals, Withdrawal Charges and Market Value Adjustment" beginning on page 25.

    On each Account Anniversary and on surrender of a Contract for full value the Company will deduct a $50 annual account administration fee ("Account Fee") from the Participant's Account. After the Annuity Commencement Date the annual Account Fee will be deducted in equal amounts from each variable annuity payment made during the year. In addition, the Company makes a deduction from the Variable Account at the end of each Valuation Period at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts. The Account Fee will be waived by the Company when a Participant's Account Value is greater than $100,000 on the Account Anniversary (See "Administrative Charges" on page 29).

    The Company also deducts a mortality and expense risk charge at the end of each Valuation Period equal to an effective annual rate of 1.00% of the daily net assets of the Variable Account for mortality and expense risks assumed by the Company (See "Mortality and Expense Risk Charge" on page 30).

    In addition, the Contracts provide that the Company may change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, transfer charges, the tables used in determining the amount of the first monthly variable annuity payment and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification" on page 37).

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable except as may be provided under the Annuity Option elected (See "Death Benefit" on page 28).

    Annuity Payments will begin on the Annuity Commencement Date. The Participant selects the Annuity Commencement Date, frequency of payments and the Annuity Option (See "Annuity Provisions" on page 31).

    Premium taxes payable to any governmental entity will be deducted from the Participant's Account (See "Premium Taxes" on page 30).

    Subject to certain conditions, and during the Accumulation Period, the Participant may transfer amounts among the Sub-Accounts or Guarantee Periods available under the Contract. Currently there is no charge for transfers. Transfers from or within the Fixed Account will be subject to the Market Value Adjustment unless the transfer is effective within 30 days prior to the Expiration Date of the amount transferred and other restrictions may apply (See "Transfer Privilege; Telephone Transfers; Restriction on Market Timers" on page
24).

    After the Annuity Commencement Date, the Payee may, subject to certain restrictions, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee for other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange (See "Exchange of Variable Annuity Units" on page 33).

    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders of the Series Fund or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. Except in the case of a particular Group Contract where the right to give voting instructions is reserved by the Owner, the Participant is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from persons having such right (See "Voting of Series Fund Shares" on page 36).

    The Company will furnish Participants and such other persons having voting rights with certain reports and statements described under "Periodic Reports" on page 36. Such reports, other than prospectuses, will not include the Company's financial statements.

    If a Participant is not satisfied with the Contract it may be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Participant. When the Company receives the returned Contract it will be cancelled and the Participant's Account Value at the end of the Valuation Period during which the Contract was received by the Company will be refunded. However, if applicable state or federal law so requires, the full amount of any Purchase Payment received by the Company will be refunded, the "free look" period may be greater than ten days and alternative methods of returning the Contract may be acceptable (See "Right to Return" on page 38).

                             AVAILABLE INFORMATION

    The Company is subject to the informational requirements of the Securities Exchange Act of 1934 (the "1934 Act"), as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission (the "Commission"). Such reports and other information can be inspected and copied at the public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and at the Commission's Regional Offices located at 75 Park Place, New York, New York and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois. Copies of such materials also can be obtained from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a WebSite that contains reports, proxy and information statements and other information about the Company, which files such documents electronically with the Commission, at the following address: http://www.sec.gov.

    The Company has filed registration statements (the "Registration Statements") with the Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statements and does not contain all of the information set forth in the Registration Statements and exhibits thereto, and reference is hereby made to such Registration Statements and exhibits for further information relating to the Company and the Contracts. The Registration Statements and the exhibits thereto may be inspected and copied, and copies can be obtained at prescribed rates, in the manner set forth in the preceding paragraph.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

    The Annual Report on Form 10-K for the year ended December 31, 1997 and the Current Report on Form 8-K dated January 8, 1998 heretofore filed by the Company with the Commission under the 1934 Act are incorporated by reference in this Prospectus.

    Any statement contained in a document incorporated herein by reference shall be deemed modified or superseded hereby to the extent that a statement contained in a later-filed document or herein shall modify or supersede such statement. Any statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Prospectus.

    The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference in this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, telephone (800) 225-3950.

                               TABLE OF CONTENTS

                                                                  PAGE
Definitions                                                         7
Expense Summary                                                    10
Performance Data                                                   14
This Prospectus Is a Catalog of Facts                              14
Uses of the Contracts                                              14
A Word About the Company, the Fixed Account, the Variable
  Account and the Series Fund                                      15
    The Company                                                    15
    The Fixed Account                                              15
    The Variable Account                                           17
    The Series Fund                                                18
Purchase Payments and Contract Values During Accumulation
  Period                                                           20
    Purchase Payments                                              20
    Participant's Account                                          21
    Variable Accumulation Value                                    21
    Fixed Accumulation Value                                       22
    Guarantee Periods                                              22
    Guaranteed Interest Rates                                      23
    Dollar Cost Averaging                                          23
    Asset Allocation                                               24
    Transfer Privilege; Telephone Transfers; Restriction on
     Market Timers                                                 24
    Waivers; Reduced Charges; Credits; Bonus Guaranteed
     Interest Rates                                                25
Cash Withdrawals, Withdrawal Charges and Market Value
  Adjustment                                                       25
    Cash Withdrawals                                               25
    Withdrawal Charges                                             26
    Amount of Withdrawal Charge                                    26
    Section 403(b) Annuities                                       27
    Market Value Adjustment                                        27
Death Benefit                                                      28
    Death Benefit Provided by the Contracts                        28
    Election and Effective Date of Election                        28
    Payment of Death Benefit                                       29
    Amount of Death Benefit                                        29
How the Contract Charges Are Assessed                              29
    Administrative Charges                                         29
    Premium Taxes                                                  30
    Mortality and Expense Risk Charge                              30
    Withdrawal Charges                                             31
Annuity Provisions                                                 31
    Annuity Commencement Date                                      31
    Election--Change of Annuity Option                             31
    Annuity Options                                                32
    Determination of Annuity Payments                              33
    Fixed Annuity Payments                                         33
    Variable Annuity Payments                                      33
    Annuity Unit Value                                             33
    Exchange of Variable Annuity Units                             33
    Annuity Payment Rates                                          34

                                                                  PAGE
Other Contractual Provisions                                       34
    Payment Limits                                                 34
    Designation and Change of Beneficiary                          34
    Exercise of Contract Rights                                    34
    Change of Ownership                                            35
    Death of Participant                                           35
    Voting of Series Fund Shares                                   36
    Periodic Reports                                               36
    Substituted Securities                                         37
    Change in Operation of Variable Account                        37
    Splitting Units                                                37
    Modification                                                   37
    Discontinuance of New Participants                             38
    Custodian                                                      38
    Right to Return                                                38
Federal Tax Status                                                 38
    Introduction                                                   38
    Tax Treatment of the Company and the Variable Account          39
    Taxation of Annuities in General                               39
    Qualified Retirement Plans                                     41
    Pension and Profit-Sharing Plans                               41
    Tax-Sheltered Annuities                                        41
    Individual Retirement Accounts                                 41
    Roth IRAs                                                      41
Administration of the Contracts                                    42
Distribution of the Contracts                                      42
Additional Information About the Company                           43
    Selected Financial Data                                        43
    Management's Discussion and Analysis of Financial
     Condition and Results of Operations                           43
    Liquidity                                                      46
    Year 2000 Compliance                                           46
    Recent Reorganization                                          46
    Asset/Liability Management and Information about Market
     Risk                                                          47
    Sun Life (Canada)                                              48
    Reinsurance                                                    48
    Reserves                                                       48
    Investments                                                    48
    Competition                                                    49
    Employees                                                      49
    Properties                                                     49
The Company's Directors and Executive Officers                     49
State Regulation                                                   52
Legal Proceedings                                                  53
Accountants                                                        53
Registration Statements                                            53
Financial Statements                                               53
Appendix A--Variable Accumulation Unit Value, Annuity Unit
  Value and Variable Annuity Payment Calculations                  91
Appendix B--Withdrawals, Withdrawal Charges and the Market
  Value Adjustment                                                 92
Appendix C--Calculation of Performance Data; Advertising and
  Sales Literature                                                 94

                                  DEFINITIONS

    The following terms as used in this Prospectus have the indicated meanings:

    ACCOUNT YEARS AND ACCOUNT ANNIVERSARIES: The first Account Year shall be the period of 12 months plus a part of a month as measured from the Date of Coverage for each Participant to the first day of the calendar month which follows the calendar month of coverage. All Account Years and Anniversaries thereafter shall be 12 month periods based upon such first day of the calendar month which follows the calendar month of coverage. If, for example, the Date of Coverage is in March, the first Account Year will be determined from the Date of Coverage but will end on the last day of March in the following year; all other Account Years and all Account Anniversaries will be measured from April 1.

    ACCUMULATION PERIOD: The period before the Annuity Commencement Date and during the lifetime of the Annuitant.

    ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. The Participant may not designate a "Co-Annuitant" unless the Participant and Annuitant are different persons. If more than one person is so named, all provisions of the Contract which are based on the death of the "Annuitant" will be based on the date of death of the last surviving of the persons so named. By example, the death benefit will become due only upon the death, prior to the Annuity Commencement Date, of the last survivor of the persons so named. Collectively, these persons are referred to in the Contract as "Annuitants." The Participant is not permitted to name a "Co-Annuitant" under a Qualified Contract.

    *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Certificate is to be made.

    *ANNUITY OPTION:  The method for making annuity payments.

    ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

    APPLICATION: The document signed by each Participant that serves as his or her application for participation under a Group Contract or purchase of an Individual Contract.

    *BENEFICIARY: The person or entity having the right to receive the death benefit set forth in each Certificate and, for Non-Qualified Contracts, who is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code in the event of the Participant's death.

    CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract. Unless otherwise expressly indicated, references in this Prospectus to "Contracts" includes Certificates.

    COMPANY:  Sun Life Assurance Company of Canada (U.S.).

    CONTRACT APPLICATION: The document signed by the Owner that evidences the Owner's application for a Group Contract.

    DATE OF COVERAGE: The date on which a Participant's Account becomes effective.

    DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

    EXPIRATION DATE:  The last day of a Guarantee Period.

    FIXED ACCOUNT: The Fixed Account consists of all assets of the Company other than those allocated to a separate account of the Company.

    FIXED ACCUMULATION VALUE: The sum of the values of all Guarantee Amounts credited to a Participant's Account.

    FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

    GROUP CONTRACT:  A Contract issued by the Company on a group basis.

---------
*As specified in the Application, unless changed.

    GUARANTEE AMOUNT: Any portion of a Participant's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon).

    GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

    GUARANTEED INTEREST RATE: The rate of interest credited by the Company on a compound annual basis during any Guarantee Period.

    INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

    ISSUE DATE:  The date on which the Contract becomes effective.

    NET PURCHASE PAYMENT: That portion of a Purchase Payment which remains after deduction of any applicable premium or similar tax.

    NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Sections 401, 403, or 408 of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.

    *OWNER: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner", as used herein, shall refer to the organization entering into the Group Contract.

    PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Certificate who is entitled to exercise all rights and privileges of ownership under the Certificate, except as reserved by the Owner.

    PARTICIPANT'S ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

    PARTICIPANT'S ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of a Participant's Account for any Valuation Period.

    PAYEE: A recipient of payments under the Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

    PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by the Contract.

    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

    RECEIPT: Receipt by the Company at its Annuity Service Mailing Address shown on the cover of this Prospectus.

    SERIES FUND:  MFS/Sun Life Series Trust.

    SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series or sub-series of the Series Fund.

    VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit and Annuity Unit values to the next subsequent determination of these values. Such determination shall be made as of the close of the New York Stock Exchange on each day the Exchange is open for trading and on such other days on which there is a sufficient degree of trading in the portfolio securities of the Variable Account so that the values of the Variable Account's Accumulation Units and Annuity Units might be materially affected.

    VARIABLE ACCOUNT: A separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

    VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of the value of the variable portion of a Participant's Account.

---------
*As specified in the Application, unless changed.

    VARIABLE ACCUMULATION VALUE: The sum of the value of all Variable Accumulation Units credited to a Participant's Account.

    VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

    YEAR:  Any consecutive period of 365 days.

                                EXPENSE SUMMARY

    The purpose of the following table and Example is to help Participants and prospective purchasers to understand the costs and expenses that are borne, directly and indirectly, by Participants WHEN PAYMENTS ARE ALLOCATED TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of the Series Fund. The information set forth should be considered together with the narrative provided under the heading "How the Contract Charges Are Assessed" in this Prospectus, and with the Series Fund's prospectus. In addition to the expenses listed below, premium taxes may be applicable.

                          SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES
Sales Load Imposed on Purchases......................................................................   $       0
Deferred Sales Load (as a percentage of Purchase Payments withdrawn)
  Number of Complete Account Years Purchase Payment in Account
  less than 1........................................................................................       1.00%
  1 or more..........................................................................................       0.00%
Exchange fee (1).....................................................................................   $       0
                                                                                                       -----------
ANNUAL ACCOUNT FEE PER PARTICIPANT'S ACCOUNT (2).....................................................   $      50
                                                                                                       -----------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average separate account assets)
Mortality & Expense Risk Fees........................................................................       1.00%
                                                                                                       -----------
Administrative Expense Charge........................................................................       0.15%
Other Fees & Expenses of the Separate Account........................................................       0.00%
Total Separate Account Annual Expenses...............................................................       1.15%

---------
(1) A Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.
(2) The Annual Account Fee is $50. The Company will waive the Annual Account Fee when the Participant's Account value is greater than $100,000 on the Account Anniversary.

                          SERIES FUND ANNUAL EXPENSES
              (as a percentage of Series Fund average net assets)

                                                                                                                  TOTAL SERIES
                                                                                       MANAGEMENT      OTHER      FUND ANNUAL
                                                                                          FEES        EXPENSES      EXPENSES
                                                                                       -----------   ----------   ------------
Bond Series(1).......................................................................     0.60%         0.40%         1.00%
Capital Appreciation Series..........................................................     0.73%         0.05%         0.78%
Capital Opportunities Series(2)......................................................     0.75%         0.15%         0.90%
Conservative Growth Series...........................................................     0.55%         0.06%         0.61%
Emerging Growth Series...............................................................     0.73%         0.08%         0.81%
Equity Income Series(1)..............................................................     0.75%         0.25%         1.00%
Government Securities Series.........................................................     0.55%         0.08%         0.63%
High Yield Series....................................................................     0.75%         0.09%         0.84%
International Growth Series..........................................................     0.97%         0.32%         1.29%
International Growth and Income Series...............................................     0.97%         0.25%         1.22%
Managed Sectors Series...............................................................     0.74%         0.08%         0.82%
Massachusetts Investors Growth Stock Series(1).......................................     0.75%         0.25%         1.00%
MFS/Foreign & Colonial Emerging Markets Equity Series................................     1.25%         0.30%         1.55%
Money Market Series..................................................................     0.50%         0.07%         0.57%
New Discovery Series(1)..............................................................     0.90%         0.35%         1.25%
Research Series......................................................................     0.72%         0.07%         0.79%
Research Growth and Income Series....................................................     0.75%         0.75%(3)      1.50%
Research International Series(1).....................................................     1.00%         0.50%         1.50%
Strategic Income Series(1)...........................................................     0.75%         0.50%         1.25%
Total Return Series..................................................................     0.66%         0.05%         0.71%
Utilities Series.....................................................................     0.75%         0.11%         0.86%
World Asset Allocation Series........................................................     0.75%         0.17%         0.92%
World Governments Series.............................................................     0.75%         0.16%         0.91%
World Growth Series..................................................................     0.90%         0.12%         1.02%
World Total Return Series............................................................     0.75%         0.29%         1.04%

(1) Other expenses of the Bond Series, Equity Income Series, Massachusetts Investors Growth Stock Series, New Discovery Series, Research International Series, and Strategic Income Series are based on estimated amounts for the current fiscal year. The Adviser has agreed to bear the expenses of these series so that "other expenses" (defined to include all series expenses except for management fees, taxes, extraordinary expenses, brokerage and transaction costs) do not exceed 0.40%, 0.25%, 0.25%, 0.35%, 0.50%, and
    0.50% of the average daily net assets of these series, respectively, on an annualized basis, as more fully described in the Series Fund's prospectus. Absent such reimbursement, total expenses of these series are expected to have been as follows: Bond Series -- 1.25%; Equity Income Series -- 1.40%; Massachusetts Investors Growth Stock Series -- 1.40%; New Discovery Series -- 1.55%; Research International Series -- 1.65%; and Strategic Income Series -- 1.40%.

(2) Before May 1, 1998, called the Value Series.

(3) Other expenses of the Research Growth and Income Series, which commenced operations on May 13, 1997, are based on estimated amounts for the current fiscal year.

                                    EXAMPLE

    If you do or do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                                      3                  10
                                           1 YEAR   YEARS    5 YEARS    YEARS
                                           ------   ------   -------   -------
 Bond Series*............................    $22      $67      --        --
 Capital Appreciation Series.............    $20      $61      $104      $225
 Capital Opportunities Series............    $21      $64      $110      $238
 Conservative Growth Series..............    $18      $55      $ 95      $207
 Emerging Growth Series..................    $20      $62      $106      $229
 Equity Income Series*...................    $22      $67      --        --
 Government Securities Series............    $18      $56      $ 96      $209
 High Yield Series.......................    $20      $62      $107      $232
 International Growth Series.............    $35      $76      $130      $278
 International Growth & Income Series....    $24      $74      $127      $271
 Managed Sectors Series..................    $20      $62      $106      $230
 Massachusetts Investors Growth Stock
  Series*................................    $22      $67      --        --
 MFS/Foreign & Colonial Emerging Markets
  Equity Series..........................    $37      $84      $143      $303
 Money Market Series.....................    $17      $54      $ 93      $203
 New Discovery Series*...................    $24      $75      --        --
 Research Series.........................    $20      $61      $105      $226
 Research Growth & Income Series.........    $27      $82      --        --
 Research International Series*..........    $27      $82      --        --
 Strategic Income Series*................    $24      $75      --        --
 Total Return Series.....................    $19      $58      $101      $218
 Utilities Series........................    $20      $63      $108      $234
 World Asset Allocation Series...........    $21      $65      $111      $240
 World Governments Series................    $21      $65      $111      $239
 World Growth Series.....................    $22      $68      $116      $250
 World Total Return Series...............    $22      $69      $117      $252

* These series are new. Therefore, the examples are provided for 1 year and 3 year periods only.

    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing elsewhere in this Prospectus, all of which has been audited by Deloitte & Touche LLP, independent auditors.

                                                      PERIOD ENDED
                                                      DECEMBER 31,
                                                          1997
                                                      -------------
CAPITAL APPRECIATION SERIES
  Unit Value
    Beginning of period...........................    $     9.8765
    End of period.................................    $    11.9926
  Units outstanding end of period.................         265,497
CAPITAL OPPORTUNITIES SERIES*
  Unit Value
    Beginning of period...........................    $    10.1034
    End of period.................................    $    12.7132
  Units outstanding end of period.................         160,778
CONSERVATIVE GROWTH SERIES
  Unit Value
    Beginning of period...........................    $     9.8549
    End of period.................................    $    12.8247
  Units outstanding end of period.................         554,216
EMERGING GROWTH SERIES
  Unit Value
    Beginning of period...........................    $     9.5644
    End of period.................................    $    11.5023
  Units outstanding end of period.................         318,028
GOVERNMENT SECURITIES SERIES
  Unit Value
    Beginning of period...........................    $     9.9631
    End of period.................................    $    10.6850
  Units outstanding end of period.................         113,243
HIGH YIELD SERIES
  Unit Value
    Beginning of period...........................    $    10.0910
    End of period.................................    $    11.2665
  Units outstanding end of period.................         155,306
INTERNATIONAL GROWTH SERIES
  Unit Value
    Beginning of period...........................    $    10.0270
    End of period.................................    $     9.7271
  Units outstanding end of period.................          67,892
INTERNATIONAL GROWTH AND INCOME SERIES
  Unit Value
    Beginning of period...........................    $    10.0000**
    End of period.................................    $    10.5716
  Units outstanding end of period.................          51,038
MANAGED SECTORS SERIES
  Unit Value
    Beginning of period...........................    $    10.0000**
    End of period.................................    $    11.9091
  Units outstanding end of period.................         118,243
MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY
 SERIES
  Unit Value
    Beginning of period...........................    $    10.4127
    End of period.................................    $    11.3377
  Units outstanding end of period.................          40,698

                                                      PERIOD ENDED
                                                      DECEMBER 31,
                                                          1997
                                                      -------------
MONEY MARKET SERIES
  Unit Value
    Beginning of period...........................    $    10.0239
    End of period.................................    $    10.3869
  Units outstanding end of period.................          77,105
RESEARCH SERIES
  Unit Value
    Beginning of period...........................    $     9.8296
    End of period.................................    $    11.7136
  Units outstanding end of period.................         553,996
RESEARCH GROWTH AND INCOME SERIES
  Unit Value
    Beginning of period...........................    $    10.0000**
    End of period.................................    $    10.7281
  Units outstanding end of period.................           6,085
TOTAL RETURN SERIES
  Unit Value
    Beginning of period...........................    $     9.9034
    End of period.................................    $    11.9123
  Units outstanding end of period.................         951,205
UTILITIES SERIES
  Unit Value
    Beginning of period...........................    $    10.0000**
    End of period.................................    $    12.7649
  Units outstanding end of period.................          77,009
WORLD ASSET ALLOCATION SERIES
  Unit Value
    Beginning of period...........................    $    10.0430
    End of period.................................    $    10.9812
  Units outstanding end of period.................          50,531
WORLD GOVERNMENTS SERIES
  Unit Value
    Beginning of period...........................    $    10.0000**
    End of period.................................    $    10.0247
  Units outstanding end of period.................          19,394
WORLD GROWTH SERIES
  Unit Value
    Beginning of period...........................    $    10.0000**
    End of period.................................    $    11.3725
  Units outstanding end of period.................          85,526
WORLD TOTAL RETURN SERIES
  Unit Value
    Beginning of period...........................    $    10.0000**
    End of period.................................    $    11.1546
  Units outstanding end of period.................          45,122

------------
 * Before May 1, 1998, called the Value Series.
** Reflects unit value on date of commencement of operations.

                                PERFORMANCE DATA

    From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance data relating to the Sub-Accounts. Performance data will consist of total return quotations which will always include quotations for the period subsequent to the date each Sub-Account became available for investment under the Contracts, and for recent one year and, when applicable, five and ten year periods. Such quotations for such periods will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the actual variable accumulation value attributable to such Purchase Payment on the last day of the period, after reflection of all applicable withdrawal and Contract charges. In addition, the Variable Account may calculate non-standardized rates of return that do not reflect withdrawal and Contract charges. Results calculated without withdrawal and/or Contract charges will be higher. Performance figures used by the Variable Account are based on the actual historical performance of the Series Fund for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More detailed information on the computations is set forth in Appendix C.

                     THIS PROSPECTUS IS A CATALOG OF FACTS

    This Prospectus contains information about the master group and individual deferred annuity contracts (the "Contracts") which provide fixed benefits, variable benefits or a combination of both. It describes their uses and objectives, their benefits and costs, and the rights and privileges of the Owner and the Participant, as applicable. It also contains information about the Company, the Variable Account, the Fixed Account and the Series Fund. It has been carefully prepared in non-technical language to help you decide whether the purchase of a Contract will fit the needs of your retirement plan. We urge you to read it carefully and retain it for future reference. The Contracts have appropriate provisions relating to variable and fixed accumulation values and variable and fixed annuity payments. A Variable Annuity and a Fixed Annuity have certain similarities. Both provide that Purchase Payments, less certain deductions, will be accumulated prior to the Annuity Commencement Date. After the Annuity Commencement Date, annuity payments will be made to the Annuitant. The Company assumes the mortality and expense risks under the Contracts, for which it receives certain amounts. The significant difference between a Variable Annuity and a Fixed Annuity is that under a Variable Annuity, all investment risk is assumed by the Participant or Payee and the amounts of the annuity payments vary with the investment performance of the Variable Account; under a Fixed Annuity, the investment risk is assumed by the Company (except in the case of early withdrawals (See "Cash Withdrawals" and "Market Value Adjustment")) and the amounts of the annuity payments do not vary. However, the Participant bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed the minimum guaranteed rate for any Guarantee Period.

                             USES OF THE CONTRACTS

    The Contracts are designed for use in connection with retirement plans which meet the requirements of Section 401 (including Section 401(k)), Section 403,
Section 408(b), Section 408(c), Section 408(k) or Section 408(p) of the Internal Revenue Code; however, the Company may discontinue offering new Contracts in connection with certain types of qualified plans. In addition, the Company may begin offering Participants under Contracts used in connection with individual retirement plans under Section 408 the opportunity to convert the Contracts into Contracts used in connection with Roth IRAs under Section 408A, and may also begin offering new Contracts for use in connection with Roth IRAs. Certain federal tax advantages are currently available to retirement plans which qualify as (1) self-employed individuals' retirement plans under Section 401; (2) corporate or association retirement plans under Section 401; (3) annuity purchase plans sponsored by certain tax exempt organizations or public school systems under Section 403(b); or (4) individual retirement accounts, including employer or association of employees individual retirement accounts under
Section 408(c), SEP-IRAs under Section 408(k), Simple Retirement Accounts under
Section 408(p), and Roth IRAs under Section 408A. (See "Federal Tax Status").

    The Contracts are also designed so that they may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law.

    The Contracts are available on a group basis and, in certain states, may be available on an individual basis. An individual Contract is issued directly to the owner of the Contract. A Group Contract is issued to the Owner covering all individuals participating under the Group Contract. Each such individual receives a Certificate which evidences his or her participation under the Group Contract. In this Prospectus, unless otherwise indicated, both the owners of individual Contracts and participating individuals under Group Contracts are referred to as Participants; the term Contracts includes Individual Contracts, Group Contracts and Certificates issued under Group Contracts. For the purposes of determining benefits under both Individual Contracts and Group Contracts, a Participant's Account is established for each Participant.

                           A WORD ABOUT THE COMPANY,
          THE FIXED ACCOUNT, THE VARIABLE ACCOUNT AND THE SERIES FUND

THE COMPANY

    The Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Its Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181. It has obtained authorization to do business in forty-eight states, the District of Columbia and Puerto Rico, and it is anticipated that the Company will be authorized to do business in all states except New York. The Company issues life insurance policies and individual and group annuities. The Company has formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York and which offers in New York contracts similar to the Contracts offered by this Prospectus. The Company's other active subsidiaries are Sun Capital Advisers, Inc., a registered investment adviser, Clarendon Insurance Agency, Inc., a registered broker-dealer that acts as the general distributor of the Contracts and other annuity and life insurance contracts issued by the Company and its affiliates, Sun Life of Canada (U.S.) Distributors, Inc., a registered broker-dealer and investment adviser, New London Trust, F.S.B., a federally chartered savings bank, Massachusetts Casualty Insurance Company, which issues individual disability income policies, and Sun Life Financial Services Limited which provides off-shore administrative services to the Company and Sun Life Assurance Company of Canada ("Sun Life (Canada)").

    The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"), which, on December 18, 1997, became a wholly-owned subsidiary of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life (Canada), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states (except New York), the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.

THE FIXED ACCOUNT

    The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. Purchase Payments will be allocated to Guarantee Periods available in connection with the Fixed Account to the extent elected by the Participant at the time of the establishment of a Participant's Account or as subsequently changed. In addition, all or part of the Participant's Account Value may be transferred to Guarantee Periods available under the Contracts as described under "Transfer Privilege; Telephone Transfers; Restriction on Market Timers" on page 24. Assets supporting amounts allocated to Guarantee Periods become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, including claims for benefits under the Contracts.

    The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

    The Company intends to invest the assets of the Fixed Account primarily in debt instruments as follows: (1) securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government; (2) debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB), or any other nationally recognized rating service; (3) other debt instruments, including, but not limited to, issues of or guaranteed by banks or bank holding companies and other corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by the Company's management to have an investment quality comparable to securities which may be purchased as stated above; and (4) other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate. Notwithstanding the foregoing, the Company may also invest a portion of the Fixed Account in below investment grade debt instruments. Instruments rated Baa and/or BBB or lower normally involve a higher risk of default and are less liquid than higher rated instruments. If the rating of an investment grade debt security held by the Company is subsequently downgraded to below investment grade, the decision to retain or dispose of the security will be made based upon the Company's evaluation of the individual circumstances surrounding the downgrading and the prospects for continued deterioration, stabilization and/or improvement.

    The Company is not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. Investment income from such Fixed Account assets will be allocated between the Company and all contracts participating in the Fixed Account, including the Contracts offered by this Prospectus, in accordance with the terms of such contracts.

    Fixed annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed (except as described under "Modification" with respect to Participant's Accounts established after the effective date of such modification). In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts, regardless of its actual expenses (except as described under "Modification" with respect to Participant's Accounts established after the effective date of such modification).

    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks, distribution expenses and administrative expenses borne by the Company in connection with contracts participating in the Fixed Account. The Company expects to derive a profit from this compensation. The amount of investment income allocated to the Contracts will vary from Guarantee Period to Guarantee Period in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. The Company may credit interest at a rate in excess of the minimum rate; however, the Company is not obligated to credit any interest in excess of such rate. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof, are: general economic trends; rates of return currently available and anticipated on the Company's investments; regulatory and tax requirements; and competitive factors. The Company's general investment strategy will be to invest amounts allocated to the Fixed Account in investment-grade debt securities and mortgages using immunization strategies with respect to the applicable Guarantee Periods. This includes, with respect to investments and average terms of investments, using dedication (cash flow matching) and/or duration matching to minimize the Company's risk of not achieving the rates it is crediting under Guarantee Periods in volatile interest rate environments. ANY INTEREST CREDITED TO AMOUNTS

ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE PARTICIPANT ASSUMES THE RISK THAT INTEREST CREDITED ON AMOUNTS ALLOCATED TO THE FIXED ACCOUNT MAY NOT EXCEED 3% FOR ANY GIVEN YEAR.

    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Company's Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.

THE VARIABLE ACCOUNT

    The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contracts are designed to seek to accomplish this objective by providing that variable annuity payments
(1) will reflect the investment performance of the Variable Account with respect to amounts allocated to the Variable Account before the Annuity Commencement Date and (2) will reflect the investment performance of the Variable Account after that date. Since the Variable Account is always fully invested in Series Fund shares, its investment performance reflects the investment performance of the Series Fund. Values of Series Fund shares held by the Variable Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Series Fund's management to make necessary changes in its portfolios to anticipate changes in economic conditions. Therefore, the Participant bears the entire investment risk that the basic objectives of the Contracts may not be realized, and that the adverse effects of inflation may not be lessened and there can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the aggregate amount of Purchase Payments made with respect to a particular Participant's Account for the reasons described above or because of the premature death of a Payee.

    Another important feature of the Contracts related to their basic objectives is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Payee(s) will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contracts.

    Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") was established by the Company as a separate account on July 13, 1989 pursuant to a resolution of its Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and such other variable annuity contracts issued by the Company and designated by it as providing benefits which vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

    The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940. Registration with the Securities and Exchange Commission does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the Commission.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the Series Fund. All amounts allocated to the Variable Account will be used to purchase Series Fund shares as designated by the Participant at their net asset value. Any and all distributions made by the Series Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, distribution expenses, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Series Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Series Fund shares at all times.

THE SERIES FUND

    MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Currently shares of the Series Fund are also sold to other separate accounts established by the Company and Sun Life Insurance and Annuity Company of New York in connection with individual and group variable annuity contracts and variable life insurance contracts. In the future, shares of the Series Fund may be sold to other separate accounts established by the Company or its affiliates to fund other variable annuity or variable life insurance contracts. The Company and its affiliates will be responsible for reporting to the Series Fund's Board of Trustees any potential or existing conflicts between the interests of variable annuity contract owners/participants and the interests of owners of variable life insurance contracts that provide for investment in shares of the Series Fund. The Board of Trustees, a majority of whom are not "interested persons" of the Series Fund, as that term is defined in the Investment Company Act of 1940, also intends to monitor the Series Fund to identify the existence of any such irreconcilable material conflicts and to determine what action, if any, should be taken by the Series Fund and/or the Company and its affiliates (see "Management of the Series Fund" in the Series Fund prospectus).

    The Series Fund is composed of twenty-six independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in twenty-six series, each corresponding to one of the portfolios; however, the Contracts provide for investment only in shares of the twenty-five series of the Series Fund described below. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

    (1) BOND SERIES will primarily seek as high a level of current income as is believed to be consistent with prudent investment risk; its secondary objective is to seek to protect shareholders capital.

    (2) CAPITAL APPRECIATION SERIES will seek capital appreciation by investing in securities of all types, with a major emphasis on common stocks.

    (3) CAPITAL OPPORTUNITIES SERIES will seek capital appreciation (before May 1,1998, this series was called the Value Series).

    (4) CONSERVATIVE GROWTH SERIES will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth and a smaller proportion of its assets in securities whose principal characteristic is income production.

    (5) EMERGING GROWTH SERIES will seek to provide long-term growth of capital by investing primarily (i.e. at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies, including companies that the series' investment adviser believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to its objective of long-term growth of capital.

    (6) EQUITY INCOME SERIES will primarily seek reasonable income by investing mainly in income producing securites; its secondary objective is to seek capital appreciation.

    (7) GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related Securities.

    (8) HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in fixed income securities of U.S. and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and which may include equity features. The series may invest up to 100% of its net assets in these securities, which generally involve greater risks, including volatility of price, risk to principal and income, default risks and less liquidity, than securities in the higher rated categories. Any person contemplating allocating Purchase Payments to the Sub-Account investing in shares of the High Yield Series should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

    (9) INTERNATIONAL GROWTH SERIES will seek capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies whose principal activities are outside the U.S. and which are growing at rates expected to be well above the growth rate of the overall U.S. economy. (Before September 8, 1997, this series was called the MFS/Foreign & Colonial International Growth Series.)

    (10) INTERNATIONAL GROWTH AND INCOME SERIES will seek capital appreciation and current income by investing, under normal market conditions, at least 65% of its total assets in equity securities of issuers whose principal activities are outside the U.S. (Before September 8, 1997, this series was called the MFS/ Foreign & Colonial International Growth and Income Series.)

    (11) MANAGED SECTORS SERIES will seek capital appreciation by varying the weighting of its portfolio of common stocks among certain industry sectors. Dividend income, if any, is incidental to its objective of capital appreciation.

    (12) MASSACHUSETTS INVESTORS GROWTH STOCK SERIES will seek to provide long-term growth of capital and future income rather than current income.

    (13) MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES will seek capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of issuers whose principal activities are located in emerging market countries.

    (14) MONEY MARKET SERIES will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months. An investment in this series is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the series will be able to maintain a stable net asset value of $1.00 per share.

    (15) NEW DISCOVERY SERIES will seek capital appreciation by investing in equity securities of companies of any size which the series' investment adviser believes offer superior prospects for growth, and in particular, emphasizes companies in the developing stages of their life cycle that offer the potential for accelerated earnings or revenue growth.

    (16) RESEARCH SERIES will seek to provide long-term growth of capital and future income.

    (17) RESEARCH GROWTH AND INCOME SERIES will seek to provide long-term growth of capital, current income and growth of income.

    (18) RESEARCH INTERNATIONAL SERIES will seek capital appreciation by investing in equity securities of companies whose principal activities are located outside the United States as well as other securities offering an opportunity for capital appreciation.

    (19) STRATEGIC INCOME SERIES will seek to provide high current income by investing in fixed income securities and will seek to take advantage of opportunities to realize significant capital appreciation while maintaining a high level of current income. The series may invest up to 100% of its net assets in lower rated bonds (commonly known as "junk bonds") that generally involve greater risks, including volatility of price, risk to principal and income, default risks, and less liquidity, than those found in higher rated securities. These bonds may be issued by domestic and foreign corporate issuers, as well as by foreign governments and their political subdivisions. Any person contemplating allocating Purchase Payments to the Sub-Account investing in shares of the Strategic Income Series should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

    (20) TOTAL RETURN SERIES will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the Total Return Series' assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities.

    (21) UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of its assets in equity and debt securities issued by both domestic and foreign utility companies.

    (22) WORLD ASSET ALLOCATION SERIES will seek total return over the long term through investments in foreign and domestic equity and fixed income securities and will also seek to have low volatility of share price (i.e. net asset value per share) and reduced risk (compared to an aggressive equity/fixed income portfolio). The series may invest up to 70% of its net assets (and expects to invest not more than 50% of its net assets) in lower-rated bonds, commonly known as "junk bonds," which generally involve greater risks, including volatility of price, risk to principal and income, default risks, and less liquidity, than securities in the higher rated categories. Any person contemplating allocating Purchase Payments to the Sub-Account investing in shares of the World Asset Allocation Series should review the risk disclosure in the Series Fund prospectus carefully and consider the investment risks involved.

    (23) WORLD GOVERNMENTS SERIES will seek moderate current income and preservation and growth of capital by investing in a portfolio of U.S. and Foreign Government Securities.

    (24) WORLD GROWTH SERIES will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

    (25) WORLD TOTAL RETURN SERIES will seek total return by investing in securities which will provide above average current income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income. The series will invest primarily in global equity and fixed income securities (i.e. those of U.S. and non-U.S. issuers).

    The investment adviser of the Series Fund, Massachusetts Financial Services Company ("MFS"), is paid fees by the Series Fund for its services pursuant to investment advisory agreements. MFS, a Delaware corporation, is an affiliate of the Company. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established or distributed by MFS and/or the Company. MFS Institutional Advisors, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. The Company undertakes no obligation in this regard.

    MFS has retained, as subadvisers to each of International Growth Series, MFS/Foreign & Colonial Emerging Markets Equity Series and World Growth Series, Foreign & Colonial Management Limited ("FCM") and its subsidiary, Foreign & Colonial Emerging Markets Limited ("FCEM").

    A more detailed description of the Series Fund, its management, its investment objectives, policies and restrictions and its expenses may be found in the accompanying current prospectus of the Series Fund and in the Series Fund's Statement of Additional Information, which is available by calling 1-800-752-7215.

        PURCHASE PAYMENTS AND CONTRACT VALUES DURING ACCUMULATION PERIOD

PURCHASE PAYMENTS

(1) PLACE, AMOUNT AND FREQUENCY

    All Purchase Payments are to be paid to the Company at its Annuity Service Mailing Address. The amount of Purchase Payments may vary; however, the Company will not accept an initial Purchase Payment to be allocated to a Participant's Account which is less than $25,000, and each additional Purchase Payment must be at least $1,000 unless waived by the Company. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Participant's Account to exceed $1,000,000. If the value of a Participant's Account exceeds $1,000,000, no additional Purchase Payments will be accepted without the prior approval of the Company.

    A completed Application (and in the case of a Group Contract, a completed Contract Application, if required) and the initial Purchase Payment are forwarded to the Company for acceptance. Upon acceptance, in the case of an Individual Contract the Contract is issued to the Participant, and in the case of a Group Contract the Contract and Certificate(s), as applicable, are issued to the Owner and/or Participant(s), respectively, and the initial Purchase Payment is then credited to the Participant's Account. The initial Purchase Payment must be applied within two business days of receipt by the Company of a completed

Application. The Company may retain the Purchase Payment for up to five business days while attempting to complete an incomplete Application. If the Application cannot be made complete within five business days, the prospective participant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective participant specifically consents to the Company's retaining the Purchase Payment until the Application is made complete. Thereafter, the Purchase Payment must be applied within two business days. Subsequent Purchase Payments are applied at the end of the Valuation Period during which they are received by the Company.

(2) ACCOUNT CONTINUATION

    A Participant's Account shall be continued automatically in full force during the lifetime of the Annuitant until the Annuity Commencement Date or until the Participant's Account is surrendered. Purchase Payments may be made at any time while the Participant's Account is in force.

(3) ALLOCATION OF NET PURCHASE PAYMENTS

    The Net Purchase Payment is that portion of a Purchase Payment which remains after deduction of any applicable premium tax or similar tax. Each Net Purchase Payment will be allocated either to Guarantee Periods available in connection with the Fixed Account or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account in accordance with the allocation factors specified in the particular Participant's Application, or as subsequently changed.

    The allocation factors for new Payments among the Guarantee Period(s) and the Sub-Accounts may be changed by the Participant at any time by giving written notice of the change to the Company in accordance with the Company's procedures then in effect. Any change will take effect with the first Purchase Payment received with or after receipt of notice of the change by the Company and will continue in effect until subsequently changed.

PARTICIPANT'S ACCOUNT

    The Company will establish a Participant's Account for each Participant under a Contract and will maintain the Participant's Account during the Accumulation Period. The Participant's Account Value for any Valuation Period is equal to the sum of the variable accumulation value, if any, plus the fixed accumulation value, if any, of the Participant's Account for that Valuation Period.

VARIABLE ACCUMULATION VALUE

    The variable accumulation value of a Participant's Account, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units credited to the Participant's Account for such Valuation Period.

(1) CREDITING VARIABLE ACCUMULATION UNITS

    Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the Net Purchase Payment to be allocated to any Sub-Accounts in accordance with the allocation factors will be credited to the Participant's Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Sub-Account by the Variable Accumulation Unit value of the particular Sub-Account for the Valuation Period during which the Purchase Payment is applied by the Company to the Participant's Account.

(2) VARIABLE ACCUMULATION UNIT VALUE

    The Variable Accumulation Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Variable Accumulation Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by methodology which is the mathematical equivalent of multiplying the Variable Accumulation Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is the value determined as of the end of the particular Valuation Period and may increase, decrease or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor described in (3) below. For a hypothetical example of the calculation of the value of a Variable Accumulation Unit, see Appendix A.

(3) NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore the value of a Variable Accumulation Unit may increase, decrease or remain the same.

    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

        (a) is the net result of:

           (1) the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

           (2) the per share amount of any dividend or other distribution declared by the Series Fund on the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

           (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

        (b) is the net asset value of a Series Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and

        (c) is the asset charge factor determined by the Company for the Valuation Period to reflect the charges for assuming the mortality and expense risks and administrative expenses.

FIXED ACCUMULATION VALUE

    The fixed accumulation value of a Participant's Account, if any, for any Valuation Period is equal to the sum of the values of all Guarantee Amounts credited to the Participant's Account for such Valuation Period.

GUARANTEE PERIODS

    The Participant may elect one or more Guarantee Period(s) from among those made available by the Company. The period(s) elected will determine the Guaranteed Interest Rate(s). A Purchase Payment, or the portion thereof (at least $1,000) (or the amount transferred in accordance with the Transfer Privilege) allocated to a particular Guarantee Period, less any applicable premium tax or similar tax and any amounts subsequently withdrawn, will earn interest at the Guaranteed Interest Rate in effect during the Guarantee Period. Initial Guarantee Periods begin on the date the net Purchase Payment is applied, or, in the case of a transfer, on the effective date of the transfer, and end the number of calendar months in the Guarantee Period elected from the end of the calendar month in which the amount was allocated to the Guarantee Period (the "Expiration Date"). Subsequent Guarantee Periods begin on the first day following the Expiration Date.

    Any portion of a Participant's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon) will be referred to herein as a "Guarantee Amount". Interest will be credited daily at a rate equivalent to the compound annual rate. As a result of additional Purchase Payments, renewals and transfers of portions of the Participant's Account Value described under "Transfer Privilege" below, which will begin new Guarantee Periods, Guarantee Amounts allocated to Guarantee Periods of the same duration may have different Expiration Dates. Thus each Guarantee Amount will be treated separately for purposes of determining any Market Value Adjustment (See "Market Value Adjustment").

    The Company will notify the Participant in writing at least 45 and no more than 75 days prior to the Expiration Date for any Guarantee Amount except for Guarantee Amounts held under a Dollar Cost Averaging Option described below. A new Guarantee Period of the same duration as the previous Guarantee Period will commence automatically on the first day following the Expiration Date of the previous Guarantee Period unless the Company receives, prior to the Expiration Date, a written election by the Participant of a new Guarantee Period from among those being offered by the Company at such time, or instructions to transfer all or a portion of the Guarantee Amount to one or more Sub-Accounts in accordance with the Transfer Privilege Provision. Each new Guarantee Amount must be at least $1,000 unless it is equal to the entire Guarantee Amount being tranferred.

GUARANTEED INTEREST RATES

    The Company periodically will establish an applicable Guaranteed Interest Rate for each Guarantee Period offered by the Company. Current Guaranteed Interest Rates may be changed by the Company frequently or infrequently depending on interest rates available to the Company and other factors as described below. Rates will be guaranteed for the duration of the respective Guarantee Periods. However, Participant's Account Value withdrawn from the Fixed Account will be subject to any applicable withdrawal charge and Account Fee and may be subject to a Market Value Adjustment on withdrawal or surrender (See "Market Value Adjustment").

    The Guaranteed Interest Rate will not be less than 3% per year, compounded annually. The Company has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as these rates will be reflective of interest rates available on the types of debt instruments in which the Company intends to invest amounts allocated to the Fixed Account (See "The Fixed Account"). In addition, the Company's management may consider other factors in determining Guaranteed Interest Rates including: regulatory and tax requirements; sales commissions and administrative and distribution expenses borne by the Company; general economic trends; and competitive factors. The Participant bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed 3% per year.

DOLLAR COST AVERAGING

    The Participant may also elect at no extra charge an available Dollar Cost Averaging Option in connection with selected Initial Guarantee Periods (subject to a minimum amount of $1,000). Dollar Cost Averaging Options are available monthly or quarterly:

    1. Monthly Dollar Cost Averaging Option: Amounts allocated will be divided among 12 separate sequentially maturing Guarantee Periods. The first Guarantee Period ends one full calendar month following the date the Net Purchase Payment is applied and each subsequent Guarantee Period shall end one full calendar month later, sequentially thereafter. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal 1/12 of the Net Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the 12 Guarantee Periods.

    2. Quarterly Dollar Cost Averaging: Amounts allocated will be divided among four separate sequentially maturing Guarantee Periods. The first Guarantee Period ends three full calendar months following the date the Net Purchase Payment is applied and each subsequent Guarantee Period shall end three full calendar months later, sequentially thereafter. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal 1/4 of the Net Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the four Guarantee Periods.

    Only initial and subsequent Purchase Payments may be allocated to a Dollar Cost Averaging Option. Previously applied amounts may not be transferred to any Dollar Cost Averaging Option.

    The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available investment options at set intervals, dollar cost averaging allows a Participant to purchase more Variable Accumulation Units (and, indirectly, more Series Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Series Fund shares) when prices are high. Therefore, a lower average cost per Variable Accumulation Unit may be achieved over the long-term. A dollar cost averaging program allows Participants to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

ASSET ALLOCATION

    One or more asset allocation investment programs may be made available in connection with the Contracts, at no extra charge. An asset allocation program provides for the allocation of the Participant's Account Value among the available investment options. These programs will be fully described in a separate brochure. Participants may elect to enter into an asset allocation investment program, under the terms and conditions described in the brochure.

TRANSFER PRIVILEGE; TELEPHONE TRANSFERS; RESTRICTION ON MARKET TIMERS

    At any time during the Accumulation Period the Participant may, upon request received by the Company, transfer all or part of the Participant's Account Value to one or more Sub-Accounts or Guarantee Periods available under the Contract, subject to the following conditions: (1) not more than 12 transfers may be made in any Account Year; (2) a minimum of 30 days must elapse between transfers made to or from the Fixed Account or among Guarantee Periods; (3) the amount being transferred from a Sub-Account may not be less than $1,000, unless the total Participant's Account Value attributable to a Sub-Account is being transferred;
(4) any Participant's Account Value remaining in a Sub-Account may not be less than $1,000; (5) the total Participant's Account Value attributable to the Guarantee Amount must be transferred; and (6) transfers may not be allocated to the Monthly or Quarterly Dollar Cost Averaging Options described above. In addition, transfers of a Guarantee Amount will be subject to the Market Value Adjustment described below unless the transfer is effective within 30 days prior to the Expiration Date applicable to the Guarantee Amount; and transfers involving Variable Accumulation Units shall be subject to such terms and conditions as may be imposed by the Series Fund. Currently, there is no charge for transfers; however, the Company reserves the right to impose a charge of up to $15 for each transfer. A transfer generally will be effective on the date the request for transfer is received by the Company. Under current law, there will be no tax liability to the Participant if a Participant makes a transfer.

    Transfers may be requested either in writing or by telephone. The telephone exchange privilege is made available to Participants automatically without the Participant's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include one or more of the following: requesting identifying information, such as name, Contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Participant and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believed to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Participant.

    The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. Persons who wish to employ such strategies should not purchase a Contract. Accordingly, transfers may be subject to restriction if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, the Company may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted by market timing firms or other third parties on behalf of more than one Participant. The Company will not impose any such restrictions or otherwise modify transfer rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Participants.

    In addition, the Series Fund has reserved the right to temporarily or permanently refuse exchange requests if, in the judgment of the Series Fund's investment adviser, a series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a series and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. The Company also reserves the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

WAIVERS; REDUCED CHARGES; CREDITS; BONUS GUARANTEED INTEREST RATES

    The Company may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in situations where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales. In addition, the Company may waive the Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in connection with Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company may reduce or waive such charges and fees, credit additional amounts, or grant bonus Guaranteed Interest Rates on any Contract where, for example, expenses associated with the sale of the Contract and/or costs or services associated with administering and maintaining the Contract are reduced. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawal Charges."

        CASH WITHDRAWALS, WITHDRAWAL CHARGES AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

    At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Participant may elect to receive a cash withdrawal payment from the Company. Any such election shall specify the amount of the withdrawal and will be effective on the date that it is received by the Company.

    The Participant may request a full surrender or partial withdrawal. A full surrender will result in a cash withdrawal payment equal to the value of the Participant's Account at the end of the Valuation Period during which the election becomes effective less the Account Fee, plus or minus any applicable Market Value Adjustment, and less any applicable withdrawal charge. A request for a partial withdrawal will result in the cancellation of a portion of the Participant's Account Value equal to the dollar amount of the cash withdrawal payment, plus or minus any applicable Market Value Adjustment and plus any applicable withdrawal charge. If a partial withdrawal is requested which would leave a Participant's Account Value of less than the Account Fee, then such partial withdrawal will be treated as a full surrender. The Account Fee and any applicable Market Value Adjustment will be deducted from the Participant's Account before the application of any withdrawal charge.

    In the case of a partial withdrawal, the Participant may instruct the Company as to the amounts to be withdrawn from each Sub-Account and/or Guarantee Amount. If not so instructed, the Company will effect such withdrawal pro-rata from each Sub-Account and Guarantee Amount in which the Participant's Account Value is invested at the end of the Valuation Period during which the withdrawal becomes effective. ALL CASH WITHDRAWALS OF ANY GUARANTEE AMOUNT, EXCEPT THOSE EFFECTIVE WITHIN 30 DAYS PRIOR TO THE EXPIRATION DATE OF SUCH GUARANTEE AMOUNT, WILL BE SUBJECT TO THE MARKET VALUE ADJUSTMENT.

    Cash withdrawals from a Sub-Account will result in the cancellation of Variable Accumulation Units attributable to the Participant's Account with an aggregate value on the effective date of the withdrawal equal to the total amount by which the Sub-Account is reduced. The cancellation of such units will be based on the Variable Accumulation Unit values of the Sub-Account for the Valuation Period during which the cash withdrawal is effective.

    The Company, upon request, will advise the Participant of the amounts that would be payable in the event of a full surrender or partial withdrawal.

    Any cash withdrawal payment will be paid within seven days from the date the election becomes effective, except as the Company may be permitted to defer such payment in accordance with the

Investment Company Act of 1940 and applicable state insurance law. Deferral of amounts withdrawn from the Variable Account is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary week-end and holiday closings or (b) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Series Fund is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of the Series Fund or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders. The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company. The Company is not required to pay interest on amounts so deferred.

    Since the Qualified Contracts offered by this Prospectus will be issued in connection with retirement plans which meet the requirements of Sections 401, 403, 408, and 408A of the Internal Revenue Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals. For special restrictions applicable to withdrawals from Contracts used with Tax-Sheltered Annuities established pursuant to Section 403(b) of the Internal Revenue Code, see "Section 403(b) Annuities" below.

    A cash withdrawal under either a Qualified or Non-Qualified Contract offered by this Prospectus also may result in a tax penalty. The tax consequences of a cash withdrawal payment under both Qualified Contracts and Non-Qualified Contracts should be carefully considered (See "Federal Tax Status").

WITHDRAWAL CHARGES

    No sales charges are deducted from Purchase Payments. However, a withdrawal charge (contingent deferred sales charge), when applicable, will be assessed to reimburse the Company for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses. Cash withdrawals may result in a 10% tax penalty in addition to any withdrawal charge applicable under the Contracts (See "Federal Tax Status").

    No withdrawal charge is assessed upon annuitization, upon payment of the death benefit or upon the transfer of Participant's Account Value among the Sub-Accounts or between the Sub-Accounts and the Fixed Account or within the Fixed Account.

    When a withdrawal is made from a Qualified Contract to comply with mandatory minimum distribution requirements, no withdrawal charge will be applied to the amount required to be distributed during each Account Year. These required distributions may commence during and continue after the year in which the Annuitant attains age 70 1/2 (or, beginning in 1997, after the year in which the Annuitant retires if that is later). Any amounts withdrawn in excess of the required minimum distribution during each Account Year will be subject to any applicable withdrawal charge.

    The withdrawal charge is not assessed with respect to a Participant's Account established for the personal account of an employee of the Company or of any of its affiliates, or of a licensed insurance agent engaged in distributing the Contracts, and the Company may waive the withdrawal charge with respect to Purchase Payments derived from the surrender of other annuity contracts and/or certificates issued by the Company.

    For purposes of a full surrender or partial withdrawal, each withdrawal is allocated to previously unliquidated Purchase Payments on a first-in, first-out basis until all Purchase Payments have been liquidated. Once all Purchase Payments have been liquidated, any additional withdrawals will come from the earnings on the Contract and are not subject to a withdrawal charge. The amount subject to a withdrawal charge is the amount of the partial withdrawal or full surrender up to the maximum of the sum of all unliquidated Purchase Payments.

AMOUNT OF WITHDRAWAL CHARGE

    A withdrawal charge percentage of 1% is applied to Purchase Payments withdrawn which have been credited to a Participant's Account for less than one year (365 days).

    In no event shall the aggregate withdrawal charges assessed against a Participant's Account exceed 1% of the aggregate Purchase Payments made under a Contract (See Appendix B for examples of withdrawals, withdrawal charges and the Market Value Adjustment). The Company may, upon notice to the Owner of a Group Contract, modify the withdrawal charge, provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification (See "Modification").

SECTION 403(b) ANNUITIES

    The Internal Revenue Code imposes restrictions on cash withdrawals from Contracts used with Section 403(b) Annuities. In order for the Contracts to receive tax deferred treatment, the Contracts must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988 ("Pre-1989 Account Value")) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to any growth or interest on or after January 1, 1989 on Pre-1989 Account Value, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Value").

    Withdrawals of Restricted Account Value are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. While specific rules defining hardship have not been issued by the Internal Revenue Service, it is expected that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts (See "Federal Tax Status"). Under certain circumstances the 10% tax penalty will not apply if the withdrawal is made to pay medical expenses.

    Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Participant's Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

    For information on the federal income tax withholding rules that apply to distributions from Qualified Contracts (including Section 403(b) Annuities) see "Federal Tax Status".

MARKET VALUE ADJUSTMENT

    Any cash withdrawal of a Guarantee Amount, other than a withdrawal effective within 30 days prior to the Expiration Date of the Guarantee Amount will be subject to a Market Value Adjustment ("MVA") (for this purpose, transfers, distributions on the death of a Participant and amounts applied to purchase an annuity are treated as cash withdrawals). The MVA will be applied to the amount being withdrawn which is subject to the MVA, after deduction of any applicable Account Fee and before deduction of any applicable withdrawal charge.

    The MVA will reflect the relationship between the Current Rate (as defined below) for the Guarantee Amount being withdrawn and the Guaranteed Interest Rate applicable to the amount being withdrawn. It also reflects the time remaining in the applicable Guarantee Period. Generally, if the Guaranteed Interest Rate is lower than the applicable Current Rate, then the application of the MVA will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Interest Rate is higher than the applicable Current Rate, the application of the MVA will result in a higher payment upon withdrawal.

    The Market Value Adjustment is determined by the application of the following formula:

                              N/12
                      1 + I
                    ( ----- )      -1
                      1 + J

where,

    I is the Guaranteed Interest Rate being credited to the Guarantee Amount subject to the Market Value Adjustment,

    J is the Guaranteed Interest Rate declared by the Company, as of the effective date of the application of the Market Value Adjustment, for current allocations to Guarantee Period(s). If the Guarantee Period was originally established through Monthly or Quarterly Dollar Cost Averaging Options, J is the Guaranteed Interest Rate declared for current allocations to these options. For all other Guarantee Periods, J is the Guaranteed Interest Rate declared for current allocations to Guarantee Periods equal to the balance of the Guarantee Period of the Guarantee Amount subject to the Market Value Adjustment, rounded to the next higher number of complete years (the "Current Rate"). In the determination of J for Guarantee Periods other than those established under the Monthly or Quarterly Dollar Cost Averaging Options, if the Company does not currently offer the applicable Guarantee Period, then J will be determined by linear interpolation of Current Rates for Guarantee Periods that are available.

    N is the number of complete months remaining in the Guarantee Period of the Guarantee Amount subject to the Market Value Adjustment.

    The Company may, upon notice to the Owner, modify the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification (See "Modification").

    See Appendix B for examples of the application of the Market Value
Adjustment.

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACTS

    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Annuitant, the Company will, upon receipt of Due Proof of Death of both the Annuitant and the designated Beneficiary, pay the death benefit in one sum to the Participant or, if the Annuitant was the Participant, to the estate of the Participant/Annuitant. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

ELECTION AND EFFECTIVE DATE OF ELECTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Participant may elect to have the death benefit applied under one or more Annuity Options to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee after the death of the Annuitant. If no election of a method of settlement of the death benefit by the Participant is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a single cash payment; or (b) to have the death benefit applied under one or more of the Annuity Options (on the Annuity Commencement Date described under "Payment of Death Benefit") to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee. Either election described above may be made by filing with the Company a written election in such form as the Company may require. Any election of a method of settlement of the death benefit by the Participant will become effective on the date it is received by the Company. For the purposes of the Payment of Death Benefit and Amount of Death Benefit sections below, any election of the method of settement of the death benefit by the Participant which is in effect on the date of death of the Annuitant will be deemed effective on the date Due Proof of Death of the Annuitant is received by the Company. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by the Company; or (b) the date Due

Proof of Death of the Annuitant is received by the Company. If an election by the Beneficiary is not received by the Company within 60 days following the date Due Proof of Death of the Annuitant is received by the Company, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

    In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. (See "Other Contractual Provisions -- Death of Participant").

PAYMENT OF DEATH BENEFIT

    If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven days of the date the election becomes effective or is deemed to become effective, except as the Company may be permitted to defer any such payment of amounts derived from the Variable Account in accordance with the Investment Company Act of 1940. If the death benefit is to be paid in one lump sum to the Participant or, if the Annuitant was the Participant, to the estate of the deceased Participant/Annuitant, payment will be made within seven days of the date Due Proof of Death of the Annuitant, the Participant and/or the designated Beneficiary, as applicable, is received by the Company. If settlement under one or more of the Annuity Options is elected the Annuity Commencement Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election, and the Participant's Account will be maintained in effect until the Annuity Commencement Date.

AMOUNT OF DEATH BENEFIT

    The death benefit is determined as of the effective date or deemed effective date of the death benefit election.

    If the Annuitant was less than age 86 on the Date of Coverage, the death benefit is equal to the greatest of (1) the Participant's Account Value for the Valuation Period during which the death benefit election is effective or is deemed to become effective; (2) the amount that would have been payable in the event of a full surrender of the Participant's Account on the date the death benefit election is effective or is deemed to become effective; and (3) total Purchase Payments made with respect to the Participant's Account, minus the sum of all partial withdrawals.

    If the Annuitant was age 86 or older on the Date of Coverage, the death benefit is equal to (2) above.

    If (2) or (3) is operative, the Participant's Account Value will be increased by the excess of (2) or (3), as applicable, over (1) and the increase will be allocated to the Sub-Accounts based on the respective values of the Sub-Accounts on the date the amount of the death benefit is determined. If no portion of the Participant's Account is allocated to the Sub-Accounts on that date, the entire increase will be allocated to the Sub-Account invested in the Money Market Series of the Series Fund.

                     HOW THE CONTRACT CHARGES ARE ASSESSED

    As more fully described below, charges under the Contract offered by this Prospectus are assessed in three ways: (1) as deductions for the Account Fee and, if applicable, for premium taxes; (2) as charges against the assets of the Variable Account for the assumption of mortality and expense risks and administrative expenses; and (3) as withdrawal charges (contingent deferred sales charges). In addition, certain deductions are made from the assets of the Series Fund for investment management fees and expenses. These fees and expenses are described in the Series Fund's prospectus and Statement of Additional Information.

ADMINISTRATIVE CHARGES

    Prior to the Annuity Commencement Date, on each Account Anniversary the Company deducts from the value of each Participant's Account an annual account administration fee ("Account Fee") in the amount of $50 as partial compensation for expenses relating to the issue and maintenance of the Contract and the Participant's Account. If a Participant's Account is surrendered for its full value on other than the Account Anniversary, the Account Fee will be deducted in full at the time of such surrender. The Account Fee will be deducted on a pro rata basis from amounts allocated to each Guarantee Period and each Sub-Account in which the Participant's Account is invested at the time of such deduction. Also, the Company will waive the Account Fee when the Participant's Account Value is greater than $100,000 on the Account Anniversary. On the Annuity Commencement Date, the value of the Participant's Account will be reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, an annual Account Fee of $50 will be deducted in equal amounts from each variable annuity payment made during the year. No such deduction will be made from fixed annuity payments.

    The Company makes a deduction from the Variable Account at the end of each Valuation Period (during both the Accumulation Period and after annuity payments begin) at an effective annual rate of 0.15% to reimburse the Company for those administrative expenses attributable to the Contracts, the Participant's Accounts and the Variable Account which exceed the revenues received from the Account Fee. For a description of administrative services provided see "Administration of the Contracts".

    The Contract provides that the Company may modify the Account Fee and the administrative expense charge, provided that such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification").

PREMIUM TAXES

    A deduction, when applicable, is made for premium or similar state or local taxes. The amount of such applicable tax varies by jurisdiction and is subject to change by the legislature or other authority. In many jurisdictions, there is no premium tax at all. The Company believes that such premium taxes or similar taxes currently range from 0% to 3.5%. For more complete information a tax adviser should be consulted. It is currently the policy of the Company to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence; however, the Company reserves the right to deduct such taxes on or after the date they are incurred.

MORTALITY AND EXPENSE RISK CHARGE

    The mortality risk assumed by the Company arises from the contractual obligation to continue to make annuity payments to each Annuitant regardless of how long the Annuitant lives and regardless of how long all annuitants as a group live. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The Company assumes this mortality risk by virtue of annuity rates incorporated into the Contract which cannot be changed except, in the case of a Group Contract only, with respect to Participant's Accounts established after the effective date of such change, as provided in the section of this Prospectus entitled "Modification". The expense risk assumed by the Company is the risk that the administrative charges assessed under the Contracts may be insufficient to cover the actual total administrative expenses incurred by the Company.

    For assuming these risks, the Company makes a deduction from the Variable Account at the end of each Valuation Period during both the Accumulation Period and after annuity payments begin at an effective annual rate of 1.00%. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, the Company will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to the Company and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. The Company will recoup its expected costs associated with registering and distributing the Contracts by the assessment of the withdrawal charge (contingent deferred sales charge) described below. However, the withdrawal charge may prove to be insufficient to cover actual distribution expenses. If this is the case, the deficiency will be met from the Company's general corporate funds which may include amounts derived from the mortality and expense risk charges.

    A Group Contract provides that the Company may modify the mortality and expense risk charge; however, such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification").

WITHDRAWAL CHARGES

    No deduction for sales charges is made from Purchase Payments. However, a withdrawal charge (i.e., a contingent deferred sales charge) of 1% of Purchase Payments, when applicable, will be used to cover certain expenses relating to the sale of the Contracts including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses. (See "Cash Withdrawals" and "Withdrawal Charges").

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

    Annuity payments will begin on the Annuity Commencement Date which is selected by the Participant, as specified in the Application. The date selected by the Participant may not be sooner than the first day of the second calendar month following the Date of Coverage. This date may be changed by the Participant from time to time by written notice to the Company, provided that notice of each change is received by the Company at least 30 days prior to the then current Annuity Commencement Date and the new Annuity Commencement Date is a date which is: (1) at least 30 days after the date notice of the change is received by the Company; (2) the first day of a month; and (3) not later than the first day of the first month following the Annuitant's 90th birthday, unless otherwise restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law. In most situations, current law requires that the Annuity Commencement Date under a Qualified Contract be no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2), and the terms of the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an Annuity Option as described in the Death Benefit section of this Prospectus.

    On the Annuity Commencement Date the Participant's Account will be cancelled and its adjusted value will be applied to provide an annuity under one or more of the options described below. No withdrawal charge will be imposed upon amounts applied to purchase an annuity. However, the Market Value Adjustment may apply, as noted under "Determination of Annuity Payments" below. NO PAYMENTS MAY BE REQUESTED UNDER THE CONTRACT'S CASH WITHDRAWAL PROVISIONS ON OR AFTER THE ANNUITY COMMENCEMENT DATE, AND NO CASH WITHDRAWAL WILL BE PERMITTED EXCEPT AS MAY BE AVAILABLE UNDER THE ANNUITY OPTION ELECTED.

    Since the Contracts offered by this Prospectus may be issued in connection with retirement plans which meet the requirements of Section 401, 403, 408, or 408A of the Internal Revenue Code, as well as certain non-qualified plans, reference should be made to the terms of the particular plan for any limitations or restrictions on the Annuity Commencement Date.

ELECTION--CHANGE OF ANNUITY OPTION

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Participant may elect one or more of the Annuity Options described below, or such other settlement option as may be agreed to by the Company, for the Annuitant as Payee. The Participant may also change any election, but written notice of any election or change of election must be received by the Company at least 30 days prior to the Annuity Commencement Date. If no election is in effect on the 30th day prior to the Annuity Commencement Date, Annuity Option B, for a Life Annuity with 120 monthly payments certain, will be deemed to have been elected. If there is no election of a sole Annuitant in effect on the 30th day prior to the Annuity Commencement Date, the person designated as "Co-Annuitant" will be the Payee under the applicable Annuity Option.

    Any election may specify the proportion of the adjusted value of the Participant's Account to be applied to provide a Fixed Annuity and a Variable Annuity. In the event the election does not so specify, or if no election is in effect on the 30th day prior to the Annuity Commencement Date, then the portion of the adjusted value of the Participant's Account to be applied to provide a Fixed Annuity and a Variable Annuity will be determined on a pro rata basis from the composition of the Participant's Account on the Annuity Commencement Date.

    Annuity Options may also be elected by the Participant or the Beneficiary as provided in the Death Benefit section of this Prospectus.

    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options which may be elected.

    NO CHANGE OF ANNUITY OPTION IS PERMITTED AFTER THE ANNUITY COMMENCEMENT
DATE.

ANNUITY OPTIONS

    No lump sum settlement option is available under the Contract. The Participant may surrender a Contract prior to the Annuity Commencement Date; however, any applicable surrender charge will be deducted from the cash withdrawal payment and a Market Value Adjustment, if applicable, will be applied.

    Annuity Options A, B, C and D are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Option E is available only to provide a Fixed Annuity.

    Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Options B or C because no further payments are payable after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.

    Annuity Option B.  Life Annuity with 60, 120, 180 or 240 Monthly Payments
Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected. In the event of the death of the Payee under this option, the Contract provides that if there is no designated beneficiary entitled to the remaining payments then living, the discounted value of the remaining payments, if any, will be calculated and paid in one sum to the deceased Payee's estate. In addition, any beneficiary who becomes entitled to any remaining payments under this option may elect to receive the amounts due under this option in one sum. The discounted value for variable annuity payments will be based on interest compounded annually at the assumed interest rate of 3% per year. The discounted value for payments being made on a fixed basis will be based on the interest rate initially used by the Company to determine the amount of each payment.

    Annuity Option C. Joint and Survivor Annuity: Monthly payments payable during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of election of this option of the number of each type of Annuity Unit credited to the Contract with respect to the Payee and fixed monthly payments, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

    * Annuity Option D.  Monthly Payments for a Specified Period
Certain: Monthly payments for a specified period of time (at least five years but not exceeding 30 years), as elected. In the event of the death of the Payee under this option, the Contract provides that, as described under Annuity Option B above, in certain circumstances the discounted value of the remaining payments, if any, will be calculated and paid in one sum.

    * Annuity Option E. Fixed Payments: The amount applied to provide fixed payments in accordance with this option will be held by the Company at interest. Fixed payments will be made in such amounts and at such times (at least over a period of five years) as may be agreed upon with the Company and will continue until the amount held by the Company with interest is exhausted. The final payment will be for the balance remaining and may be less than the amount of each preceding payment. Interest will be credited on an annual basis on the amount remaining unpaid at a rate which shall be determined by the Company from time to time but which shall not be less than 3% per year, compounded annually. The rate so determined may be changed at any time and as often as may be determined by the Company, provided, however, that the rate may not be reduced more frequently than once during each calendar year. In the event of the death of the Payee under this option, the Contract provides that, as described under Annuity Option B above, in certain circumstances the unpaid balance of the proceeds and interest will be paid in one sum.

---------
* The election of this Annuity Option may result in the imposition of a penalty tax.

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Participant's Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the Participant's Account Value for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date, plus or minus any applicable Market Value Adjustment and minus any applicable premium or similar taxes.

    If the amount to be applied under any annuity option is less than $2,000, or if the first annuity payment payable in accordance with such option is less than $20, the Company will pay the amount to be applied in a single payment to the Payee.

FIXED ANNUITY PAYMENTS

    The dollar amount of each fixed annuity payment will be determined in accordance with the Annuity Payment Rates found in the Contract which are based on a minimum guaranteed interest rate of 3% per year, or, if more favorable to the Payee(s), in accordance with the Annuity Payment Rates published by the Company and in use on the Annuity Commencement Date.

VARIABLE ANNUITY PAYMENTS

    The dollar amount of the first variable annuity payment will be determined in accordance with the Annuity Payment Rates found in the Contract which are based on an assumed interest rate of at least 3% per year, unless these rates are changed with respect to a Group Contract (See "Modification"). All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract with respect to the particular Payee. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited with respect to the particular Payee then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited with respect to the particular Payee by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment. If the net investment return on the assets of the Variable Account is the same as the assumed interest rate (3% per year), variable annuity payments will remain level. If the net investment return exceeds the assumed interest rate variable annuity payments will increase and, conversely, if it is less than the assumed interest rate the payments will decrease.

    For a hypothetical example of the calculation of a Variable Annuity Payment, see Appendix A.

ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (See "Variable Accumulation Value, Net Investment Factor") for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in the applicable Contract.

    For a hypothetical example of the calculation of the value of an Annuity Unit, see Appendix A.

EXCHANGE OF VARIABLE ANNUITY UNITS

    After the Annuity Commencement Date the Payee may, by filing a written request with the Company, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee into other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. No more than twelve (12) exchanges may be made within each Account Year.

    Exchanges may be made only among Sub-Accounts. Exchanges will be made using the Annuity Unit values for the Valuation Period during which any request for exchange is received by the Company.

ANNUITY PAYMENT RATES

    The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the Contract; and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate of 3% per year. These rates may be changed by the Company with respect to Participant's Accounts established after the effective date of such change (See "Modification").

    The annuity payment rates may vary according to the Annuity Option elected and the adjusted age of the Payee. The Contract also describes the method of determining the adjusted age of the Payee. The mortality table used in determining the annuity payment rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table A.

                          OTHER CONTRACTUAL PROVISIONS

PAYMENT LIMITS

    The initial Purchase Payment credited to each Participant's Account must be at least $25,000 and each additional Purchase Payment must be at least $1,000, unless waived by the Company. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Participant's Account to exceed $1,000,000. If the value of a Participant's Account exceeds $1,000,000, no additional Purchase Payments will be accepted without the prior approval of the Company. Purchase Payments may be made annually, semi-annually, quarterly, monthly or at any other frequency acceptable to the Company. The Participant may, subject to the minimum payment, increase or decrease the amount of Purchase Payments or change the frequency of payment, but the Participant is not obligated to continue Purchase Payments in the amount or frequency elected. There are no penalties for failure to continue to make Purchase Payments. While the Contract and the Participant's Account are in force, Purchase Payments may be made at any time prior to the Annuity Commencement Date.

DESIGNATION AND CHANGE OF BENEFICIARY

    The beneficiary designation contained in the Application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant and, in the case of a Non-Qualified Contract, the Participant as well.

    Subject to the rights of an irrevocably designated Beneficiary, the Participant may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change or revocation.

    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

EXERCISE OF CONTRACT RIGHTS

    An Individual Contract shall belong to the individual Participant to whom the Contract is issued. A Group Contract shall belong to the Owner. In the case of a Group Contract, all Contract rights and privileges may be expressly reserved by the Owner, failing which, each Participant shall be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract.

    The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payees may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP

    Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

    The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of any Annuitant and prior to the last Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding upon the Company until written notification is received by the Company. When such notification is so received, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change.

DEATH OF PARTICIPANT

    If a Participant under a Non-Qualified Contract dies prior to the Annuitant and before the Annuity Commencement Date, that Participant's Account Value, plus or minus any applicable Market Value Adjustment, must be distributed to the "designated beneficiary" (as defined below) either (1) within five years after the date of death of the Participant, or (2) as an annuity over some period not greater than the life or expected life of the designated beneficiary, with annuity payments beginning within one year after the date of death of the Participant. For this purpose (and for purposes of Section 72(s) of the Internal Revenue Code), the person named as Beneficiary shall be considered the designated beneficiary, and if no person then living has been so named, then the Annuitant shall automatically be the designated beneficiary. If the designated beneficiary is the surviving spouse of the deceased Participant, the spouse can elect to continue the Contract in the spouse's own name as Participant, in which case these mandatory distribution requirements will apply on the spouse's death.

    When the deceased Participant was also the Annuitant, the Death Benefit provision of the Contract controls unless the deceased Participant's surviving spouse is the designated beneficiary and elects to continue the Contract in the spouse's own name as both Participant and Annuitant.

    If the Payee dies on or after the Annuity Commencement Date and before the entire accumulation under such Participant's Account has been distributed, the remaining portion of such Participant's Account, if any, must be distributed at least as rapidly as the method of distribution then in effect.

    In any case in which a non-natural person constitutes a holder of the Contract for the purposes of Section 72(s) of the Internal Revenue Code, (1) the distribution requirements described above shall apply upon the death of any Annuitant, and (2) a change in any Annuitant shall be treated as the death of an Annuitant.

    In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

    Any distributions upon the death of a Participant under a Qualified Contract will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF SERIES FUND SHARES

    The Company will vote Series Fund shares held by the Sub-Accounts at meetings of shareholders, or in connection with similar solicitations, of the Series Fund, but will follow voting instructions received from persons having the right to give voting instructions. Except in the case of a Group Contract where the right to give voting instructions is reserved by the Owner, the Participant is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Series Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from Owners, Participants and Payees, as applicable.

    Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans which are funded by the Contracts may be entitled to instruct the Owners as to how to instruct the Company to vote the Series Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant's Account, the Owner may instruct the Company as to how to vote the number of Series Fund shares for which instructions may be given.

    Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, nor any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

    All Series Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least ten days prior to each meeting of the shareholders of the Series Fund. The number of Series Fund shares as to which each such person is entitled to give instructions will be determined by the Company on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Series Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant's Account by the net asset value of one Series Fund share as of the same date. On or after the Annuity Commencement Date, the number of Series Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Series Fund share as of the same date. After the Annuity Commencement Date, the number of Series Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS

    During the Accumulation Period the Company will send the Participant, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to the Participant's Account and the Fixed Accumulation Value of such account, which statement shall be accurate as of a date not more than two months previous to the date of mailing. These periodic statements contain important information concerning the Participant's Account transactions with respect to a Contract. It is the obligation of the Participant to review each such statement carefully and to report to the Company, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless the Company receives notice of any such error or discrepancy from the Participant within such time period, the Company may not be responsible for correcting the error or discrepancy.

    In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Series Fund as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send such statements reflecting transactions in the Participant's Account as may be required by applicable laws, rules and regulations.

    Upon request, the Company will provide the Participant with information regarding fixed and variable accumulation values.

SUBSTITUTED SECURITIES

    Shares of any or all series of the Series Fund may not always be available for purchase by the Sub-Accounts of the Variable Account or the Company may decide that further investment in any such shares is no longer appropriate in view of the purposes of the Variable Account or in view of legal, regulatory or federal income tax restrictions. In such event, shares of another series or shares of another registered open-end investment company or unit investment trust may be substituted both for Series Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future provided that these substitutions meet applicable Internal Revenue Service diversification guidelines and have been approved, if required, by the Securities and Exchange Commission. In the event of any substitution pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the substitution.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

    At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Series Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

    The Company reserves the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION

    Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the annuity period), the Contract may be modified by the Company if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; or
(iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); or (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants or Payees, as applicable. In the event of any such modification, the Company may make appropriate endorsement to the Contract to reflect such modification.

    In addition, upon notice to the Owner, a Group Contract may be modified by the Company to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification. In order to exercise its modification rights in these particular instances, the Company must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date of mailing of the notice of modification by the Company. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant's Accounts established prior to the effective date of such modification.

DISCONTINUANCE OF NEW PARTICIPANTS

    The Company, by giving 30 days' prior written notice to the Owner, may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract. Such limitation or discontinuance shall have no effect on rights or benefits with respect to any Participant's Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

CUSTODIAN

    The Company is the Custodian of the assets of the Variable Account. The Company will purchase Series Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with the instructions of the Participant and redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

RIGHT TO RETURN

    If the Participant is not satisfied with the Contract it may be returned by mailing it to the Company at the Annuity Service Mailing Address on the cover of this Prospectus within ten days after it was delivered to the Participant. When the Company receives the returned Contract it will be cancelled and the Participant's Account Value at the end of the Valuation Period during which the Contract was received by the Company will be refunded to the Participant. However, if applicable state law so requires, the full amount of any Purchase Payment(s) received by the Company will be refunded, the "free look" period may be greater than ten days and alternative methods of returning the Contract may be acceptable.

    With respect to Individual Retirement Accounts, under the Internal Revenue Code a Participant establishing an Individual Retirement Account ("IRA") must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the IRA is established. If the Participant is furnished with such disclosure statement before the seventh day preceding the date the IRA is established, the Participant will not have any right of revocation. If the disclosure statement is furnished after the seventh day preceding the establishment of the IRA, the Participant may give a notice of revocation to the Company at any time within seven days after the Date of Coverage. Upon such revocation, the Company will refund the Purchase Payment(s) made by the Participant. The foregoing right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. The Company will allow a participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

                               FEDERAL TAX STATUS

INTRODUCTION

    The Contracts described in this Prospectus are designed for use in connection with personal retirement plans and by employer, association and other group retirement plans under the provisions of Sections 401 (including Section 401(k)), 403, 408(b), 408(c), 408(k) and 408(p) of the Internal Revenue Code
(the "Code"), as well as certain non-qualified retirement plans, such as payroll savings plans. As noted above, the Company may begin offering Participants under Contracts used in connection with individual retirement plans under Section 408 the opportunity to convert such Contracts into Contracts used in connection with Roth IRAs under Section 408A, and may also begin offering new Contracts for use in connection with Roth IRAs. The ultimate effect of federal income taxes may depend upon the type of retirement plan for which the Contract is purchased and a number of different factors. This discussion is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Also, because the Internal Revenue Code, as amended, is not in force in the Commonwealth of Puerto Rico, some references in this discussion will not apply to Contracts issued in Puerto Rico. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE FEDERAL, STATE OR LOCAL TAX STATUS OF ANY CONTRACT OR ANY
TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. The operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, but the Variable Account is not taxable as a regulated investment company or otherwise as an entity separate from the Company. The income of the Variable Account (consisting primarily of interest, dividends and net capital gains) is not taxable to the Company to the extent that it is applied to increase reserves under contracts participating in the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

    Purchase Payments made under Non-Qualified Contracts are not deductible from the Participant's income for federal income tax purposes. Participants under Qualified Contracts should consult a tax adviser regarding the tax treatment of Purchase Payments.

    Generally, no taxes are imposed on the increase in the value of a Contract until a distribution occurs, either as an annuity payment or as a cash withdrawal or lump-sum payment prior to the Annuity Commencement Date. However, corporate Owners and Participants and other Owners and Participants that are not natural persons are subject to current taxation on the annual increase in the value of a Non-Qualified Contract, unless the non-natural person holds the Contract as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement). This current taxation of annuities held by non-natural persons does not apply to earnings accumulated under an immediate annuity, which the Code defines as a single premium contract with an annuity commencement date within one year of the date of purchase. Also, the Internal Revenue Service could assert that Owners or Participants under both Qualified and Non-Qualified Contracts annually receive and are subject to tax on a deemed distribution equal to the cost of any life insurance benefit provided by the Contract.

    The following discussion applies both with respect to Individual Contracts and Group Contracts. Because the Code is unclear in its application to a group annuity contract where the owner is distinct from the individuals who receive the contract benefits the discussion as applied to the Group Contracts is the Company's best understanding of the operation of the Code in the context of group contracts. However, Owners and Participants should consult a qualified tax adviser.

    A partial cash withdrawal (i.e., a withdrawal of less than the entire Participant's Account Value) under a Non-Qualified Contract before the Annuity Commencement Date is treated first as a withdrawal from the increase in the Participant's Account Value, rather than as a return of Purchase Payments. The amount of the withdrawal allocable to this increase will be includible in the Participant's income and subject to tax at ordinary income rates. If part or all of a Participant's Account Value is assigned or pledged as collateral for a loan, the amount assigned or pledged must be treated as if it were withdrawn from the Contract.

    In the case of annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, a portion of each payment is treated as a nontaxable return of Purchase Payments. The nontaxable portion is determined by applying to each annuity payment an "exclusion ratio," which, in general, is the ratio that the total amount the Participant paid for the Contract bears to the Payee's expected return under the Contract. The remainder of the payment is taxable at ordinary income rates.

    The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the amount the Participant paid for the Contract. If the Annuitant survives for his full life expectancy, so that the Payee recovers the entire amount paid for the Contract, any subsequent annuity payments will be fully taxable as income. Conversely, if the Annuitant dies before the Payee recovers the entire amount paid, the Payee will be allowed a deduction for the amount of unrecovered Purchase Payments.

    Taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts may be subject to a penalty tax equal to 10% of the amount treated as taxable income. This 10% penalty also may apply to certain annuity payments. This penalty will not apply in certain circumstances (such as where the distribution is made upon the death of the Participant). The withdrawal penalty also does not apply to distributions under an immediate annuity (as defined above).

    In the case of a Qualified Contract, distributions generally are taxable and distributions made prior to age 59 1/2 are subject to a 10% penalty tax, although this penalty tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Participant or Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of ten years or more. Owners, Participants, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.

    If the Participant under a Non-Qualified Certificate dies, the value of the Contract generally must be distributed within a specified period (See "Other Contractual Provisions -- Death of Participant"). For contracts owned by non-natural persons, a change in the Annuitant is treated as the death of the Participant.

    A purchaser of a Qualified Contract should refer to the terms of the applicable retirement plan and consult a tax adviser regarding distribution requirements upon the death of the Participant.

    A transfer of a Non-Qualified Contract by gift (other than to the Participant's spouse) is treated as the receipt by the Participant of income in an amount equal to the Participant's Account Value minus the total amount paid for the Contract.

    The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Non-Qualified Contract or or under a Qualified Contract issued for use with an individual retirement account unless the Participant or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Qualified Contract (other than distributions from a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. government 20% of each distribution that is an eligible rollover distribution (as defined above) unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Contract is not an eligible rollover distribution, then the Participant or Payee can choose not to have amounts withheld as described above for Non-Qualified Contracts and Qualified Contracts issued for use with individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Participant's or Payee's federal income tax liability for the year of the distribution.

    The Internal Revenue Service has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts that do not comply with these regulations do not qualify as annuities for federal income tax purposes, and therefore the annual increase in the value of such contracts is subject to current taxation. The Company believes that each series of the Series Fund complies with the regulations.

    The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with the guidelines.

    THE FOLLOWING INFORMATION SHOULD BE CONSIDERED ONLY WHEN AN IMMEDIATE ANNUITY CONTRACT AND A DEFERRED ANNUITY CONTRACT ARE PURCHASED TOGETHER: The Company understands that the Treasury Department is in the process of reconsidering the tax treatment of annuity payments under an immediate annuity contract (as defined above) purchased together with a deferred annuity contract. The Company believes that any adverse change in the existing tax treatment of such immediate annuity contracts is likely to be prospective, that is, it would not apply to contracts issued before such a change is announced. However, there can be no assurance that any such change, if adopted, would not be applied retroactively.

QUALIFIED RETIREMENT PLANS

    The Qualified Contracts described in this Prospectus are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in such qualified retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Qualified Contracts with the various types of qualified retirement plans. Participants under such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts issued in connection therewith. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Any person contemplating the purchase of a Qualified Contract should consult a qualified tax advisor. In addition, Owners, Participants, Payees, Beneficiaries and administrators of qualified retirement plans should consider and consult their tax adviser concerning whether the Death Benefit payable under the Contract affects the qualified status of their retirement plan. Following are brief descriptions of various types of qualified retirement plans and the use of the Qualified Contracts in connection therewith.

PENSION AND PROFIT-SHARING PLANS

    Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. The Contract may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans as well as by corporate plans. Such retirement plans may permit the purchase of the Qualified Contracts to provide benefits under the plans. Employers intending to use the Qualified Contracts in connection with such plans should seek qualified advice in connection therewith.

TAX-SHELTERED ANNUITIES

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c) (3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Purchasers of the Qualified Contracts for such purposes should seek qualified advice as to eligibility, limitations on permissible amounts of Purchase Payments and tax consequences of distributions (See "Section 403(b) Annuities").

INDIVIDUAL RETIREMENT ACCOUNTS

    Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts, known as an Individual Retirement Account ("IRA"). These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances as described in the section of this Prospectus entitled "Right to Return Contract."

ROTH IRAS

    Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408 of the Code, contributions to a Roth IRA are not made on tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed and the time when distributions may commence. A regular IRA may be converted into a Roth IRA, and the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

                        ADMINISTRATION OF THE CONTRACTS

    The Company performs certain administrative functions relating to the Contracts, the Participant's Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant's Account number and type, the status of each Participant's Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial surrenders; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

                         DISTRIBUTION OF THE CONTRACTS

    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the General Distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, a wholly-owned subsidiary of the Company. Clarendon is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company. Commissions and other distribution compensation will be paid by the Company and will not be more than 1.20% of Purchase Payments. In addition, after the first Account Year, broker dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or other contracts offered by the Company. Commissions will not be paid with respect to Participant's Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described under "Waivers, Reduced Charges; Credits; Bonus Guaranteed Interest Rates." During 1997 approximately $75,000 was paid to and retained by Clarendon in connection with the distribution of the Contracts.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

SELECTED FINANCIAL DATA

    The following selected financial data for the Company should be read in conjunction with the statutory financial statements of the Company and notes thereto included in this Prospectus beginning on page 71.

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                   ------------------------------------------------------------------------------
                                        1997            1996            1995            1994            1993
                                   --------------  --------------  --------------  --------------  --------------
                                                                     (IN 000'S)
Revenues
  Premiums, annuity deposits and
   other revenue.................  $    2,513,741  $    2,131,939  $    1,883,901  $    1,997,525  $    2,443,310
  Net investment income and
   realized gains................         301,524         312,870         315,966         312,583         311,322
                                   --------------  --------------  --------------  --------------  --------------
                                        2,815,265       2,444,809       2,199,867       2,310,108       2,754,632
                                   --------------  --------------  --------------  --------------  --------------
Benefits and expenses
  Policyholder benefits                 2,469,215       2,149,145       1,995,208       2,102,290       2,515,320
  Other expenses                          206,066         175,342         150,937         186,892         232,365
                                   --------------  --------------  --------------  --------------  --------------
                                        2,675,281       2,324,487       2,146,145       2,289,182       2,747,685
                                   --------------  --------------  --------------  --------------  --------------
Operating gain                            139,984         120,322          53,722          20,926           6,947
Federal income tax expense
  (benefit)                                10,742          (2,702)         17,807          19,469           3,691
                                   --------------  --------------  --------------  --------------  --------------
Net income                         $      129,242  $      123,024  $       35,915  $        1,457  $        3,256
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------
Assets                             $   15,927,045  $   13,621,952  $   12,359,683  $   10,117,822  $    9,179,090
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------
Surplus notes                      $      565,000  $      315,000  $      650,000  $      335,000  $      335,000
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------

See Item 1 for the effect of the reinsurance agreements on net income.
See Note 1 to financial statements for changes in accounting principles and reporting.
See discussion under Recent Reorganization, below.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS.

FINANCIAL CONDITION

ASSETS

    For management purposes, it is the Company's practice to segment its general account to facilitate the matching of assets and liabilities; nonetheless, all general account assets stand behind all general account liabilities. A majority of the Company's assets are income producing investments. Particular attention is paid to the quality of these assets.

    The Company's bond holdings consist of a diversified portfolio of both public and private issues. It is the Company's policy to acquire only investment grade securities. Private placements are rated internally with reference to the National Association of Insurance Commissioners ("NAIC") designation issued by the NAIC Securities Valuation Office. The overall quality of the Company's bond portfolio remains high. At December 31, 1997, 4.6% of the Company's holdings of bonds were rated below investment grade (i.e. below NAIC rating "1" or "2").

    The Company holds real estate primarily because such investments historically have offered better yields over the long-term than fixed income investments. Real estate investments are used to enhance the yield and due to their long term nature are matched with products with long-term liability durations.

Properties for which market value is lower than cost adjusted for depreciation (book value) are reported at market value. During 1997, the change in the difference between the market value and book value for properties reported at market value was $3,377,000.

    Significant attention has been given to insurance companies' exposure to mortgage loans secured by real estate. The Company had a mortgage portfolio of $684,035,000 at December 31, 1997, representing 19.8% of cash and invested assets. At December 31, 1996, mortgage loans represented 26.9% of cash and invested assets. The Company underwrites commercial mortgages with a maximum loan to value ratio of 75%. The Company, as a rule, invests only in properties that are almost fully leased. The portfolio is diversified by region and by property type. The level of arrears in the portfolio is substantially below the industry average. At December 31, 1997, the Company's portfolio did not contain any mortgage loans which were 60 days or more in arrears, which compares favorably to the most recent industry delinquency ratio published by the American Council of Life Insurance of 1.35%. The expense in the year for the provision for losses and for losses on foreclosures was $711,000.

    In the normal course of business, the Company makes commitments to purchase investments at a future date. As of December 31, 1997 the Company had outstanding mortgage commitments of $12,300,000 which will be funded during 1998.

    On December 24, 1997, the Company transferred all of its outstanding shares of MFS to its parent, Life Holdco, in the form of a dividend, valued at $159,722,000. This dividend included an intercompany tax receivable of $91,000,000. As a result of this transaction, the Company also realized a $21,195,000 capital gain of undistributed earnings. See "Recent Reorganization," below, for a discussion of the effect of this transaction on ongoing operations.

LIABILITIES

    The majority of the Company's liabilities consist of reserves for life insurance and annuity contracts and deposit funds.

CAPITAL AND SURPLUS

    Total capital stock and surplus of the Company was $832,695,000 at December 31, 1997. The Company issued surplus notes during 1997 totaling $250,000,000 to its parent, Life Holdco. The Company's management considers its surplus position to be adequate.

RESULTS OF OPERATIONS

1997 COMPARED TO 1996

    Net income from operations after dividends to policyholders and before federal income taxes decreased by $2.9 million for the year ending December 31, 1997 as compared to December 31, 1996. Net income associated with the reinsurance agreements with the ultimate parent increased $2.1 million in 1997. The net income improvement in the reinsured business results primarily from improved investment performance. Prior to reinsurance, earnings from the life line of business remained relatively flat. The earnings of the Company's retirement products and services line, which markets combination fixed/variable annuities, decreased $5.0 million. During 1997, the Company focused its marketing efforts on its fixed/variable annuity sales and discontinued sales of its group pension contracts.

    Total income increased by $347.9 million for the year ended December 31, 1997 as compared to December 31, 1996. Sales of combination fixed/variable annuities (net of annuitizations) increased by $527.4 million primarily due to the introduction in late 1996, of a dollar cost averaging (DCA) sales program. This program credits a bonus rate of interest on the fixed annuity deposit during the first year. Purchase payments allocated to the DCA program are deposited into the fixed account and systematically transferred to the variable sub-accounts during the following year. Reinsurance had the effect of increasing income by approximately $8.9 million. Premiums and annuity considerations decreased by $6.6 million reflecting decreased annuitizations. Sales of group pension guaranteed interest contracts decreased by $133 million. Net investment income decreased by $33.5 million reflecting both the decrease in the general account invested assets and $9.2 million decrease in dividends from subsidiaries.

    Benefits and expenses increased by $346.6 million for the year ended December 31, 1997 as compared to December 31, 1996. Reinsurance had the effect of increasing benefits and expenses by $2.7 million. Death benefits, annuity payments and surrender benefits and other fund withdrawals increased by $338.4 million primarily as a result of increased surrenders and withdrawals from separate account contracts for which the surrender charge had expired. Policy reserves decreased by $23 million, reflecting decreased annuitizations and lower increases in reserves for minimum death benefit guarantees. The decrease in liability for premium and other deposit funds of $55.3 million reflects higher surrenders of contracts described above. Commissions increased by $22.8 million, reflecting the increase in total sales of combination fixed/variable annuities. General expenses increased by $9.9 million reflecting an increase in salaries due to staff increases associated with increased sales and non-recurring costs associated with moving the retirement products and services facility to a new location. Transfers to separate accounts increased by $53.9 million, reflecting increased exchange activity out of the fixed account into the separate account, associated with the DCA activity.

    See "Recent Reorganization," below, for a discussion of the effect on ongoing operations of the Company's transfer of its shares of MFS.

1996 COMPARED TO 1995

    Net income from operations after dividends to policyholders and before federal income taxes increased by $61.1 million for the year ending December 31, 1996 as compared to December 31, 1995. Net income associated with the reinsurance agreements with Sun Life Assurance Company of Canada (sometimes referred to as "Sun Life (Canada)") increased by $23.9 million in 1996. The net income improvement in the reinsured business results from improved mortality experience, improved investment performance and fewer significant death claims in 1996 as compared to 1995. Prior to reinsurance, earnings from the life line of business remained relatively flat. The remaining $37.2 million increase is attributable to the Company's retirement products and services line of business, which markets combination fixed/variable annuities and group pension guaranteed investment contracts. The decline in interest rates during 1995 resulted in the split of these combination fixed/variable annuity sales to change from 45% fixed and 55% variable in 1995 to 25% fixed and 75% variable in 1996. In addition, total gross sales increased by $235.9 million in 1996 as compared to 1995. The declining interest rate environment and strong market performance in 1995 resulted in unrealized gains on assets held in the separate accounts, which generated a substantial increase in fees calculated as a percentage of the separate account net assets, which are then transferred to the general account. The declining interest rates also resulted in increases in reserves due to the increase in the market value adjustment provision of certain fixed annuities. The resultant reserve increases were in excess of the unrealized gains causing strain on the 1995 earnings. In 1996, interest rates increased, resulting in a reduction in the unrealized gains on assets held in the separate accounts and a corresponding reduction in reserves and a release of some of the reserve strain incurred in 1995. The earnings on these market value adjusted products fluctuate as the change in the market value of the assets do not move precisely in tandem with the change in the market value of the liabilities.

    Total income increased by $239.4 million for the year ended December 31, 1996 as compared to December 31, 1995. Sales of combination fixed/variable annuities (net of annuitizations) increased by $282.7 million primarily due to an increase in variable sales held in the separate accounts. This increase in variable sales was driven by strong performance in the stock market. Reinsurance had the effect of increasing income by approximately $9.4 million. Premiums and annuity considerations increased by $8.2 million reflecting increased annuitizations. Considerations from supplementary contracts increased by $1.2 million. Sales of group pension guaranteed investment contracts decreased by $53 million as this market remained highly competitive and sensitive to small changes in guaranteed interest rates. Net investment income decreased by $9.1 million, reflecting a decrease in the general account invested assets.

    Benefits and expenses increased by $178.3 million for the year ended December 31, 1996 as compared to December 31, 1995. Reinsurance had the effect of decreasing benefits and expenses by $14.5 million. Deaths, annuity payments and surrender benefits and other fund withdrawals increased by $438.9 million as a result of increased surrenders of fixed annuities for which interest rate guarantee periods have expired as well as withdrawals from the separate accounts. Policy reserves increased by $9.4 million, reflecting increased annuitizations and increased reserves for minimum death benefit guarantees. The decrease in liability for premium and other deposit funds of $405.9 reflects lower interest rates and higher surrenders of contracts described above. Commissions increased by $21.8 million, reflecting the increase in total sales of combination fixed/variable annuities. General expenses increased by $2.6 million reflecting an increase in salaries due to staff increases and retainer fees. Transfers to separate accounts increased by $126.8 million, reflecting increased exchange activity out of the general account into the separate accounts.

LIQUIDITY

    The Company's cash inflow consists primarily of premiums on insurance and annuity products, income from investments, repayments of investment principal and sales of investments. The Company's cash outflow is primarily to meet death and other maturing insurance and annuity contract obligations, to pay out on contract terminations, to fund investment commitments and to pay normal operating expenses and taxes. Cash outflows are met from the normal net cash inflows.

    The Company segments its business internally in order to better manage projected cash inflows and outflows within each segment. Targets for money market holdings are established for each segment, which in the aggregate meet the day to day cash needs of the Company. If greater liquidity is required, government issued bonds, which are highly liquid, are sold to provide the necessary funds. Government and publicly traded corporate bonds comprise 58% of the Company's long-term bond holdings.

    Management believes that the Company's sources of liquidity are more than adequate to meet its anticipated needs.

YEAR 2000 COMPLIANCE

    The Company's business, financial condition, and results of operations could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999. However, the Company has investigated the nature and extent of the work necessary to render its computer systems capable of processing beyond the turn of the century ("Year 2000 compliant"), and has made substantial progress toward achieving this goal, including upgrading and/or replacing existing systems. The Company expects that its principal systems will be Year 2000 compliant by the end of 1998, leaving 1999 for extensive testing. While it is believed that these efforts do involve substantial costs, the Company closely monitors associated costs and continues to evaluate associated risks based on actual testing. Based on available information, the Company believes that it will be able to manage its total Year 2000 transition without a material adverse effect on its business operations, financial condition, or results of operations.

RECENT REORGANIZATION

    Effective December 24, 1997, the Company and its ultimate parent, Sun Life (Canada), reorganized the corporate structure of a part of their United States business operations, by completing, with the approval of the Delaware Insurance Department, the establishment of a two-tier holding company structure. In connection with this reorganization, Massachusetts Financial Services Company ("MFS"), the registered investment adviser that serves as adviser to the MFS Family of Funds, including the MFS/Sun Life Series Trust and the Compass Variable Accounts, is no longer a subsidiary of the Company, but remains under the control of Sun Life (Canada) through two other wholly-owned holding company subsidiaries. On December 24, 1997, the Company's stock in MFS was transferred via a dividend to the Company's immediate parent, Sun Life of Canada (U.S.) Holdings, Inc. There is no change in directors, officers, or day-to-day management of any of the companies within this holding company system and, in the case of MFS, its executive officers continue to report to the Chairman of Sun Life (Canada).

    MFS, which was acquired by the Company in 1982, has approximately $70,200,000,000 under management as of December 31, 1997. For the years ended December 31, 1997, 1996 and 1995, the Company's Statutory Statements of Operations reflected earnings attributable to the operations of MFS of $80,114,000 (which includes dividends from MFS of $33,110,000, an income tax benefit of $25,809,000, and a realized gain of $21,195,000), $79,263,000, and
$58,599,000, respectively. The reorganization is not expected to have any significant effect on the ongoing operations of MFS or the Company. However, future net income of the Company will not include the results of operations of MFS.

ASSET/LIABILITY MANAGEMENT AND INFORMATION ABOUT MARKET RISK

    The following discussion about the Company's risk management activities includes "forward-looking statements" that involve risk and uncertainties.

    Assets within the general account are segmented by product or groups of products. This allows the Company to better manage assets relative to liabilities. Asset management for each segment is conducted within the context of an investment policy, reviewed each quarter with business unit managers to ensure that investment policy remains appropriate, taking into account a segment's liability characteristics. The review of investment policy includes cash flow estimates, liquidity requirements and targets for asset mix, duration and quality.

    Market risks associated with investment portfolios supporting products that are funded by separate accounts where results are not guaranteed and where the policyholder assumes the risks are not included in this discussion.

    All of the Company's assets are held for other than trading purposes and generally fixed interest rate liabilities are supported by well diversified portfolios of fixed interest investments including publicly issued and privately placed bonds and commercial mortgage loans. Public bonds can include Treasuries, corporates, money market instruments, Mortgage Backed Securities and Asset Backed Securities. Credit risk is managed by the Company's underwriting standards which have resulted in high average quality portfolios. For example, the Company does not purchase below investment grade securities. Also, as a result of investment policy, there is no foreign currency, commodity or equity price risk exposure in the portfolios. However, changes in the level of domestic interest rates will impact the market value of fixed interest assets and liabilities. The management of interest rate risk exposure and immunization strategies are discussed below.

    Immunization strategies which minimize the loss from wide fluctuations in interest rates are pursued in segments where the bulk of the liabilities arise from the sale of products containing interest rate guarantees for certain terms. These strategies are supported by investment and asset liability analytical software acquired from outside vendors. The significant features of the immunization framework include: an economic or market value basis for both assets and liabilities; an option pricing methodology; the use of effective duration and convexity to measure price sensitivity; the use of key rate durations (KRDs) to capture interest rate exposure to different parts of the yield curve and manage non-parallel curve movements; and active portfolio management, including the use of derivatives (e.g., interest rate swaps) for portfolio restructuring.

    An Interest Rate Risk Committee meets monthly and after reviewing the duration reports for various portfolios, market conditions and forecasts, the committee develops asset management strategies for interest sensitive portfolios. These strategies may involve managing assets to small intentional mismatches, either at the total effective duration level or at certain KRDs but, in any event, the overall duration gap between interest sensitive assets and liabilities is managed within a tolerance range of +/- 0.25 effective duration.

    The estimates presented here are from computer model simulations which, because they are predictions about the future, contain a certain degree of uncertainty. For example, there are algorithms for assumptions about policyholder behavior and asset cash flows and consequently estimates of duration and market values which may or may not represent what actually will occur. Also there is no provision in the estimates to incorporate any management decisions which might be taken to mitigate against adverse results. The Company is sufficiently comfortable with its interest rate risk management process to feel the exposure to interest rate changes will not materially affect the near-term financial position, results of operations or cash flows of the Company.

    The Company's fixed interest investments had an aggregate fair value at December 31, 1997 of $3,276,174,000. Certain of the Company's general account liabilities of $3,682,582,000 are categorized as financial instruments. The portion of the liabilities so categorized had a carrying value of $1,958,229,000 and a fair value of $1,985,106,000 at December 31, 1997. Using its modeling and analytical software the Company performed sensitivity analysis of its financial instruments at December 31, 1997. Assuming an immediate increase of 100 basis points in interest rates the net hypothetical decrease in the fair value of the Company's assets is estimated to be $108,000,000. A corresponding decrease in the fair value of the liabilities categorized as financial instruments is estimated to be $56,000,000 at December 31, 1997.

SUN LIFE (CANADA)

    On January 27, 1998, the Company's ultimate parent, Sun Life (Canada), announced that its Board of Directors had requested management to develop a plan to convert from a mutual life insurance company into a publicly traded stock company through demutualization. Management has put in place a full time task force which, together with a worldwide team of actuarial, financial, and legal advisers, has begun work on a plan. The Board of Directors will decide later in 1998 whether to proceed with demutualization, following the completion of such plan. Demutualization would require regulatory approval and approval by policyholders of Sun Life (Canada). Based on information known to date, the potential demutualization of Sun Life (Canada) is not expected to have any significant impact on the Company.

REINSURANCE

    The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality risks of the individual life insurance contracts previously sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements in 1997 had the effect of decreasing net income from operations by $1,381,000.

    Effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) under which certain individual life insurance contracts issued by Sun Life (Canada) were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) which provides that Sun Life (Canada) will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $37,050,000 for the year ended December 31, 1997.

    The life reinsurance assumed agreement requires the reinsurer to withhold funds in an amount equal to the reserves assumed.

    The Company has also executed reinsurance agreements with unaffiliated companies. These agreements provide reinsurance of certain individual life insurance contracts on a modified coinsurance basis under which all deficiency reserves are ceded; as well as reinsurance for variable universal life on a yearly renewable term basis for which the Company has a maximum retention of $2,000,000.

RESERVES

    In accordance with the life insurance laws and regulations under which the Company operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on its outstanding contracts. Reserves are based on mortality tables in general use in the United States and are computed to equal amounts that, with additions from premiums to be received, and with interest on such reserves compounded annually at certain assumed rates, will be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. In the accompanying Financial Statements, these reserves are determined in accordance with statutory regulations.

INVESTMENTS

    Of the Company's total assets of $15.9 billion at December 31, 1997, 71.7% consisted of unitized and non-unitized separate account assets, 12.0% were invested in bonds and similar securities, 4.3% in mortgages, 0.7% in subsidiaries, 0.6% in real estate, and the remaining 10.7% in cash and other assets.

COMPETITION

    The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products. According to the most recent Best's Review, Life-Health Edition, as of December 31, 1996 the Company ranked 38th among all life insurance companies in the United States based upon total assets. Its ultimate parent company, Sun Life (Canada), ranked 19th. Best's Insurance Reports, Life-Health Edition, 1997, assigned the Company and Sun Life (Canada) its highest classification, A++, as of December 31, 1996. This rating was affirmed by A.M. Best on November 24, 1997. Standard & Poor's and Duff & Phelps have assigned the Company and Sun Life (Canada) their highest ratings for claims paying ability, AAA. Moody's Investor Service, Inc. has assigned the Company an unsolicited rating of Aa1 for financial strength.

EMPLOYEES

    The Company and Sun Life (Canada) have entered into a Service Agreement which provides that the latter will furnish the Company, as required, with personnel as well as certain services and facilities on a cost reimbursement basis. As of December 31, 1997 the Company had 317 direct employees who are employed at its Principal Executive Office in Wellesley Hills, Massachusetts and its Retirement Products & Services Division in Boston, Massachusetts.

PROPERTIES

    The Company occupies office space owned by it and leased to Sun Life (Canada), and certain unrelated parties for lease terms not exceeding five years.

                 THE COMPANY'S DIRECTORS AND EXECUTIVE OFFICERS

    The directors and principal officers of the Company are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, the directors and officers of the Company who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than five years either in the position shown or in other positions.

JOHN D. MCNEIL, 64, Chairman and Director (1982*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9

    He is Chairman and a Director of Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; a Director of Massachusetts Financial Services Company; Chairman and a Trustee of MFS/Sun Life Series Trust; Chairman and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account; and a Director of Shell (Canada) Limited and Canadian Pacific, Ltd.

DONALD A. STEWART, 51, President and Director (1996*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9

    He is President and a Director of Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company, Massachusetts Casualty Insurance Company and Sun Life Financial Services Limited.

DAVID D. HORN, 56, Director (1985*)
56 Pinckney Street
Boston, Massachusetts 02114

    He was formerly Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada, retiring in December, 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market

---------
* Year Elected Director

Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

ANGUS A. MACNAUGHTON, 66, Director (1985*)
Metro Tower, Suite 1170
950 Tower Lane
Foster City, California 94404

    He is President of Genstar Investment Corporation and a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Varian Associates, Inc., Diversified Collection Services, Inc., the San Francisco Opera, and Barrick Gold Corporation.

JOHN S. LANE, 63, Director (1991*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9

    He is Senior Vice President, Investments of Sun Life Assurance Company of Canada; and a Director of Sun Life Insurance and Annuity Company of New York.

RICHARD B. BAILEY, 71, Director (1983*)
500 Boylston Street
Boston, Massachusetts 02116

    He is a Director of Sun Life Insurance and Annuity Company of New York and a Director/Trustee of certain Funds in the MFS Family of Funds.

M. COLYER CRUM, 65, Director (1986*)
104 Westcliff Street
Weston, Massachusetts 02193

    He is Professor Emeritus of the Harvard Business School; and a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Cambridge Bancorp, Cambridge Trust, Merrill Lynch Ready Assets Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Global Resources Trust, Merrill Lynch U.S. Treasury Money Fund, MuniVest California Insured Fund, Inc., MuniVest Florida Fund, Inc., MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniYield Florida Insured Fund, MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield Pennsylvania Fund, and Phaeton International/N.V. Prior to July, 1996, he was a Professor at the Harvard Business School.

S. CAESAR RABOY, 61, Senior Vice President and Deputy General Manager and Director (1996*)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Senior Vice President and Deputy General Manager for the United States of Sun Life Assurance Company of Canada; Senior Vice President and a Director of Sun Life Insurance and Annuity Company of New York; Vice President and a Director of Sun Life Financial Services Limited; and a Director of Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc.

JAMES M.A. ANDERSON, 48, Vice President, Investments (1998)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Investments, of Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; President and a Director of Sun Capital Advisers, Inc.; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Canada Financial Co.; Vice President, Investments, and a Director of Sun Life of Canada (U.S.) Distributors, Inc; and a Director of Massachusetts Casualty Insurance Company, New London Trust, F.S.B., and Sun Benefit Services Company, Inc.

ROBERT A. BONNER, 53, Vice President, Individual Insurance (1986)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Individual Insurance for the United States of Sun Life Assurance Company of Canada.

----------
* Year Elected Director

C. JAMES PRIEUR, 47, Senior Vice President, General Manager and Director (1998*) One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada; Senior Vice President and a Director of Sun Life Insurance and Annuity Company of New York; Chairman and a Director of Sun Life of Canada (U.S.) Distributors, Inc. and Sun Capital Advisers, Inc.; President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) SPE 97-1, Inc., and Sun Benefit Services Company; and a Director of Clarendon Insurance Agency, Inc. and Massachusetts Casualty Insurance Company.

L. BROCK THOMSON, 56, Vice President and Treasurer (1974)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Portfolio Management for the United States of Sun Life Assurance Company of Canada; Vice President and Treasurer of Sun Life of Canada (U.S.) Distributors, Inc., Sun Benefit Services Company, Inc., Sun Life Insurance and Annuity Company of New York, and Clarendon Insurance Agency, Inc.; and Assistant Treasurer of Massachusetts Casualty Insurance Company.

ROBERT P. VROLYK, 44, Vice President and Actuary (1986)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    He is Vice President, Finance of Sun Life Assurance Company of Canada; Vice President, Controller and Actuary of Sun Life Insurance and Annuity Company of New York; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) Distributors, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc.; Vice President, Treasurer and a Director of Sun Capital Advisers, Inc.; Treasurer and a Director of Sun Life of Canada (U.S.) SPE 97-1, Inc.; and a Director of Clarendon Insurance Agency, Inc. and Sun Benefit Services Company, Inc.

MARGARET SEARS MEAD, 47, Assistant Vice President and Secretary (1996) One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

    She is Assistant Vice President and Counsel for the United States of Sun Life Assurance Company of Canada; Assistant Vice President and Secretary of Sun Life Insurance and Annuity Company of New York; Secretary of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Distributors, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) SPE 97-1, Inc., Sun Canada Financial Co., Sun Capital Advisers, Inc., and Sun Benefit Services Company, Inc.; and Assistant Secretary of Clarendon Insurance Agency, Inc.

    The directors, officers and employees of the Company are covered under a commercial blanket bond and a liability policy. The directors, officers and employees of Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. are covered under a fidelity bond and errors and omissions policy.

---------
* Year Elected Director

EXECUTIVE COMPENSATION

    All of the executive officers of the Company also serve as officers of Sun Life (Canada) and receive no compensation directly from the Company. Allocations have been made as to such officers' time devoted to duties as executive officers of the Company and its subsidiaries. The allocated cash compensation of all executive officers of the Company as a group for services rendered in all capacities to the Company and its subsidiaries during 1997 totalled $824,000.

    Directors of the Company who are also officers of Sun Life (Canada) or its affiliates receive no compensation in addition to their compensation as officers of Sun Life (Canada) or its affiliates. Messrs. Bailey, Crum and MacNaughton receive compensation in the amount of $8,000 per year, plus $1,000 for each meeting attended, plus expenses.

    No shares of the Company are owned by any executive officer or director. The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., a wholly-owned subsidiary of Sun Life (Canada).

                                STATE REGULATION

    The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

    The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

    In addition, many states regulate affiliated groups of insurers, such as the Company, its parent and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

    Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

    Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. The Company and its subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to their respective total assets or material with respect to the Variable Account.

                                  ACCOUNTANTS

    The financial statements of the Variable Account for the year ended December 31, 1997 and the statutory financial statements of the Company for the years ended December 31, 1997, 1996 and 1995 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                            REGISTRATION STATEMENTS

    Registration statements have been filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statements and the exhibits filed as part of the registration statements, to all of which reference is hereby made for further information concerning the Variable Account, the Fixed Account, the Company, the Series Fund, and the Contracts. Statements found in this Prospectus as to the terms of the Contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS


    The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account. The Variable Account value of the interests of Owners, Participants, Annuitants, Payees and Beneficiaries under the Contracts is affected primarily by the investment results of the Funds. The financial statements of the Variable Account reflect units outstanding and expenses incurred under the Contracts and other contracts participating in the Variable Account which impose certain contract charges that are different from those imposed under the Contracts.


                              -------------------

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1997

 Assets:
   Investments in MFS/Sun Life Series Trust:                                              Shares          Cost           Value
                                                                                        -----------  --------------  --------------
     Capital Appreciation Series ("CAS")..............................................   28,327,640  $  971,058,013  $1,137,027,008
     Conservative Growth Series ("CGS")...............................................   32,185,770     781,636,519   1,067,020,252
     Emerging Growth Series ("EGS")...................................................   24,512,514     371,308,167     441,300,870
     MFS/Foreign & Colonial Emerging Markets Equity Series ("FCE")....................    2,158,089      25,489,668      23,816,248
     International Growth Series ("FCI")..............................................    2,416,539      23,732,818      23,314,806
     International Growth and Income Series ("FCG")...................................    4,416,730      46,918,882      49,344,675
     Government Securities Series ("GSS").............................................   25,395,141     319,875,125     331,168,206
     High Yield Series ("HYS")........................................................   24,483,510     225,092,980     237,752,900
     Managed Sectors Series ("MSS")...................................................   10,730,225     272,360,416     312,886,223
     Money Market Series ("MMS")......................................................  294,418,620     294,418,620     294,418,620
     Research Series ("RES")..........................................................   33,411,001     537,910,799     649,201,574
     Research Growth & Income Series ("RGS")..........................................      535,127       5,634,111       5,897,527
     Total Return Series ("TRS")......................................................   74,122,506   1,282,241,828   1,580,088,581
     Utilities Series ("UTS").........................................................    7,154,185      89,007,969     117,388,621
     Value Series ("VAL").............................................................    6,249,006      75,222,506      87,073,588
     World Asset Allocation Series ("WAA")............................................    8,282,062     110,929,238     120,415,491
     World Governments Series ("WGS").................................................    9,215,733     104,555,220      98,853,956
     World Growth Series ("WGR")......................................................   16,149,857     205,219,774     237,130,808
     World Total Return Series ("WTR")................................................    4,740,158      61,458,713      69,682,180
                                                                                                     --------------  --------------
                                                                                                     $5,804,071,366  $6,883,782,134
 Liability:
   Payable to Sponsor..............................................................................................         379,086
                                                                                                                     --------------
         Net Assets................................................................................................  $6,883,403,048
                                                                                                                     --------------
                                                                                                                     --------------

                                                     Applicable to Owners of
                                               Deferred Variable Annuity Contracts   Reserve for
                                              -------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value      Value       Annuities       Total
                                              ----------  ----------   ------------  -----------   ------------
   MFS Regatta Contracts:
     CAS -- Level 1.........................   2,993,020   $29.9999    $ 89,794,911  $   261,144   $ 90,056,055
     CAS -- Level 2.........................   5,390,680    12.0916      65,070,131      150,610     65,220,741
     GSS -- Level 1.........................   1,462,222    16.6923      24,418,411       18,136     24,436,547
     GSS -- Level 2.........................   1,514,633    10.7020      16,194,876       64,936     16,259,812
     HYS -- Level 1.........................     537,033    22.0555      11,850,184       16,775     11,866,959
     HYS -- Level 2.........................     975,126    11.1721      10,896,986       12,433     10,909,419
     MSS -- Level 1.........................     941,686    27.2960      25,592,815      159,135     25,751,950
     MSS -- Level 2.........................   2,022,757    12.2808      24,919,825      --          24,919,825
     MMS -- Level 1.........................   1,518,722    13.1780      20,192,268       28,250     20,220,518
     MMS -- Level 2.........................   1,845,809    10.4025      18,979,267        2,900     18,982,167
     TRS -- Level 1.........................   5,756,653    24.1056     138,772,465      468,018    139,240,483
     TRS -- Level 2.........................   7,838,741    12.0683      94,536,757      813,685     95,350,442
     WGS -- Level 1.........................     700,338    16.4146      11,504,956       60,591     11,565,547
     WGS -- Level 2.........................     483,253     9.8243       4,735,735      --           4,735,735
                                                                       ------------  -----------   ------------
                                                                       $557,459,587  $ 2,056,613   $559,516,200
                                                                       ------------  -----------   ------------
                                                  (continued)

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
  (CONTINUED):                                  Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS Regatta Gold Contracts:
     CAS....................................  35,528,897   $27.4057    $  973,517,756  $5,128,123  $  978,645,879
     CGS....................................  40,709,531    25.9656     1,056,959,876   2,935,772   1,059,895,648
     EGS....................................  25,039,986    17.4544       437,038,206     572,103     437,610,309
     FCE....................................   2,159,228    10.8010        23,320,823      31,734      23,352,557
     FCI....................................   2,390,056     9.4566        22,601,714      51,282      22,652,996
     FCG....................................   4,441,911    10.9674        48,715,282      90,715      48,805,997
     GSS....................................  20,508,844    14.0763       288,725,451     670,845     289,396,296
     HYS....................................  11,699,195    18.1622       212,466,548     680,947     213,147,495
     MSS....................................  11,326,719    22.9770       259,980,813     763,493     260,744,306
     MMS....................................  21,463,139    11.8058       253,465,466     756,260     254,221,726
     RES....................................  35,654,917    19.4490       640,927,304   1,856,694     642,783,998
     RGS....................................     533,928    10.9235         5,832,209      --           5,832,209
     TRS....................................  66,303,467    20.0793     1,331,170,967   2,674,657   1,333,845,624
     UTS....................................   6,101,638    19.0140       116,000,626     325,222     116,325,848
     VAL....................................   6,175,224    13.7450        84,879,388     143,701      85,023,089
     WAA....................................   7,928,833    15.0565       119,370,688     511,208     119,881,896
     WGS....................................   6,127,641    13.3854        82,033,695     365,168      82,398,863
     WGR....................................  15,058,757    15.6398       235,505,032     667,184     236,172,216
     WTR....................................   4,676,853    14.7153        68,817,872     362,558      69,180,430
                                                                       --------------  ----------  --------------
                                                                       $6,261,329,716  $18,587,666 $6,279,917,382
                                                                       --------------  ----------  --------------
   MFS Regatta Classic Contracts:
     CAS....................................     265,497   $11.9926    $    3,187,739  $   --      $    3,187,739
     CGS....................................     554,216    12.8247         7,115,038      --           7,115,038
     EGS....................................     318,028    11.5023         3,662,876      --           3,662,876
     FCE....................................      40,698    11.3377           462,223      --             462,223
     FCI....................................      67,892     9.7271           661,393      --             661,393
     FCG....................................      51,038    10.5716           540,221      --             540,221
     GSS....................................     113,243    10.6850         1,211,587      --           1,211,587
     HYS....................................     155,306    11.2665         1,751,539      --           1,751,539
     MSS....................................     118,243    11.9091         1,409,445      --           1,409,445
     MMS....................................      77,105    10.3869           803,078      --             803,078
     RES....................................     553,996    11.7136         6,497,188      --           6,497,188
     RGS....................................       6,085    10.7281            65,318      --              65,318
     TRS....................................     951,205    11.9123        11,347,435      --          11,347,435
     UTS....................................      77,009    12.7649           980,227      --             980,227
     VAL....................................     160,778    12.7132         2,046,243      --           2,046,243
     WAA....................................      50,531    10.9812           555,886      --             555,886
     WGS....................................      19,394    10.0247           194,687      --             194,687
     WGR....................................      85,526    11.3725           973,485      --             973,485
     WTR....................................      45,122    11.1546           503,858      --             503,858
                                                                       --------------  ----------  --------------
                                                                       $   43,969,466  $   --      $   43,969,466
                                                                       --------------  ----------  --------------
         Net Assets.................................................   $6,862,758,769  $20,644,279 $6,883,403,048
                                                                       --------------  ----------  --------------
                                                                       --------------  ----------  --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF OPERATIONS -- Year Ended December 31, 1997

                                                     CAS             CGS            EGS            FCE            FCI
                                                 Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                                -------------   -------------   ------------   ------------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received....................  $  88,676,113   $  35,535,241   $  1,301,804   $     7,806    $   24,244
   Mortality and expense risk charges.........     12,773,766       9,692,978      4,247,913       212,763       194,393
   Distribution expense charges...............        187,950        --              --            --             --
   Administrative expense charges.............      1,344,902       1,163,157        509,750        25,532        23,327
                                                -------------   -------------   ------------   ------------   -----------
       Net investment income (expense)........  $  74,369,495   $  24,679,106   $ (3,455,859)  $  (230,489)   $ (193,476)
                                                -------------   -------------   ------------   ------------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales......................  $ 362,027,612   $  21,055,175   $ 38,221,566   $ 8,602,108    $4,272,586
     Cost of investments sold.................    275,358,831      11,642,272     29,914,344     7,627,967     4,428,832
                                                -------------   -------------   ------------   ------------   -----------
       Net realized gains (losses)............  $  86,668,781   $   9,412,903   $  8,307,222   $   974,141    $ (156,246)
                                                -------------   -------------   ------------   ------------   -----------
   Net unrealized appreciation (depreciation)
    on investments:
     End of year..............................  $ 165,968,995   $ 285,383,733   $ 69,992,703   $(1,673,420)   $ (418,012)
     Beginning of year........................    133,626,673     122,871,165     16,355,150        47,389       (64,127)
                                                -------------   -------------   ------------   ------------   -----------
       Change in unrealized appreciation
        (depreciation)........................  $  32,342,322   $ 162,512,568   $ 53,637,553   $(1,720,809)   $ (353,885)
                                                -------------   -------------   ------------   ------------   -----------
     Realized and unrealized gains............  $ 119,011,103   $ 171,925,471   $ 61,944,775   $  (746,668)   $ (510,131)
                                                -------------   -------------   ------------   ------------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS................................  $ 193,380,598   $ 196,604,577   $ 58,488,916   $  (977,157)   $ (703,607)
                                                -------------   -------------   ------------   ------------   -----------
                                                -------------   -------------   ------------   ------------   -----------

                                                    FCG            GSS             HYS
                                                Sub-Account    Sub-Account     Sub-Account
                                                ------------   ------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received....................  $    506,953   $ 20,574,577   $  12,574,875
   Mortality and expense risk charges.........       530,474      3,854,558       2,392,767
   Distribution expense charges...............       --              54,703          26,937
   Administrative expense charges.............        63,657        407,844         260,195
                                                ------------   ------------   -------------
       Net investment income (expense)........  $    (87,178)  $ 16,257,472   $   9,894,976
                                                ------------   ------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales......................  $ 10,589,095   $ 83,661,016   $ 118,787,839
     Cost of investments sold.................    10,013,247     83,981,234     112,595,872
                                                ------------   ------------   -------------
       Net realized gains (losses)............  $    575,848   $   (320,218)  $   6,191,967
                                                ------------   ------------   -------------
   Net unrealized appreciation (depreciation)
    on investments:
     End of year..............................  $  2,425,793   $ 11,293,081   $  12,659,920
     Beginning of year........................       801,687      5,399,156       7,187,592
                                                ------------   ------------   -------------
       Change in unrealized appreciation
        (depreciation)........................  $  1,624,106   $  5,893,925   $   5,472,328
                                                ------------   ------------   -------------
     Realized and unrealized gains............  $  2,199,954   $  5,573,707   $  11,664,295
                                                ------------   ------------   -------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS................................  $  2,112,776   $ 21,831,179   $  21,559,271
                                                ------------   ------------   -------------
                                                ------------   ------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                    MSS             MMS             RES            RGS             TRS
                                                Sub-Account     Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                                ------------   -------------   -------------   -----------    -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received....................  $ 29,226,909   $  16,987,640   $  12,704,276    $  --         $ 136,291,376
   Mortality and expense risk charges.........     3,465,231       4,240,349       6,128,811       21,762        17,430,043
   Distribution expense charges...............        55,830          50,924        --             --               295,032
   Administrative expense charges.............       359,998         457,918         735,457           20         1,796,573
                                                ------------   -------------   -------------   -----------    -------------
       Net investment income (expense)........  $ 25,345,850   $  12,238,449   $   5,840,008    $ (21,782 )   $ 116,769,728
                                                ------------   -------------   -------------   -----------    -------------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment transactions:
     Proceeds from sales......................  $ 87,092,003   $ 838,532,223   $  12,619,108    $ 323,191     $ 244,278,623
     Cost of investments sold.................    67,538,913     838,532,223       7,561,117      314,450       177,638,566
                                                ------------   -------------   -------------   -----------    -------------
       Net realized gains.....................  $ 19,553,090   $    --         $   5,057,991    $   8,741     $  66,640,057
                                                ------------   -------------   -------------   -----------    -------------
   Net unrealized appreciation on investments:
     End of year..............................  $ 40,525,807   $    --         $ 111,290,775    $ 263,416     $ 297,846,753
     Beginning of year........................    28,912,535        --            42,800,056       --           223,195,771
                                                ------------   -------------   -------------   -----------    -------------
       Change in unrealized appreciation......  $ 11,613,272   $    --         $  68,490,719    $ 263,416     $  74,650,982
                                                ------------   -------------   -------------   -----------    -------------
     Realized and unrealized gains............  $ 31,166,362   $    --         $  73,548,710    $ 272,157     $ 141,291,039
                                                ------------   -------------   -------------   -----------    -------------
   INCREASE IN NET ASSETS FROM OPERATIONS.....  $ 56,512,212   $  12,238,449   $  79,388,718    $ 250,375     $ 258,060,767
                                                ------------   -------------   -------------   -----------    -------------
                                                ------------   -------------   -------------   -----------    -------------

                                                    UTS            VAL            WAA
                                                Sub-Account    Sub-Account    Sub-Account
                                                ------------   ------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received....................  $  8,922,718   $    287,830   $  4,694,705
   Mortality and expense risk charges.........     1,065,516        592,023      1,285,189
   Distribution expense charges...............       --             --             --
   Administrative expense charges.............       127,862         71,043        154,223
                                                ------------   ------------   ------------
       Net investment income (expense)........  $  7,729,340   $   (375,236)  $  3,255,293
                                                ------------   ------------   ------------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment transactions:
     Proceeds from sales......................  $  6,071,320   $  1,955,133   $ 11,129,872
     Cost of investments sold.................     3,987,579      1,617,454      8,517,555
                                                ------------   ------------   ------------
       Net realized gains.....................  $  2,083,741   $    337,679   $  2,612,317
                                                ------------   ------------   ------------
   Net unrealized appreciation on investments:
     End of year..............................  $ 28,380,652   $ 11,851,082   $  9,486,253
     Beginning of year........................    13,599,433        744,641      7,002,678
                                                ------------   ------------   ------------
       Change in unrealized appreciation......  $ 14,781,219   $ 11,106,441   $  2,483,575
                                                ------------   ------------   ------------
     Realized and unrealized gains............  $ 16,864,960   $ 11,444,120   $  5,095,892
                                                ------------   ------------   ------------
   INCREASE IN NET ASSETS FROM OPERATIONS.....  $ 24,594,300   $ 11,068,884   $  8,351,185
                                                ------------   ------------   ------------
                                                ------------   ------------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                    WGS            WGR            WTR
                                                Sub-Account    Sub-Account    Sub-Account        Total
                                                ------------   ------------   -----------   ---------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received....................  $  4,501,932   $  4,834,251   $1,265,181    $   378,918,431
   Mortality and expense risk charges.........     1,360,007      2,776,755      666,680         72,931,978
   Distribution expense charges...............        26,253        --            --                697,629
   Administrative expense charges.............       136,948        333,211       80,002          8,051,619
                                                ------------   ------------   -----------   ---------------
       Net investment income..................  $  2,978,724   $  1,724,285   $  518,499    $   297,237,205
                                                ------------   ------------   -----------   ---------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales......................  $ 40,039,812   $ 44,132,898   $6,760,428    $ 1,940,151,608
     Cost of investments sold.................    45,636,831     35,561,253    5,241,601      1,727,710,141
                                                ------------   ------------   -----------   ---------------
       Net realized gains (losses)............  $ (5,597,019)  $  8,571,645   $1,518,827    $   212,441,467
                                                ------------   ------------   -----------   ---------------
   Net unrealized appreciation (depreciation)
    on investments:
     End of year..............................  $ (5,701,264)  $ 31,911,034   $8,223,467    $ 1,079,710,768
     Beginning of year........................    (5,431,957)    15,241,453    3,870,720        616,160,015
                                                ------------   ------------   -----------   ---------------
       Change in unrealized appreciation
        (depreciation)........................  $   (269,307)  $ 16,669,581   $4,352,747    $   463,550,753
                                                ------------   ------------   -----------   ---------------
     Realized and unrealized gains (losses)...  $ (5,866,326)  $ 25,241,226   $5,871,574    $   675,992,220
                                                ------------   ------------   -----------   ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS................................  $ (2,887,602)  $ 26,965,511   $6,390,073    $   973,229,425
                                                ------------   ------------   -----------   ---------------
                                                ------------   ------------   -----------   ---------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                                              CAS                               CGS
                                                          Sub-Account                       Sub-Account
                                                -------------------------------   -------------------------------
                                                          Year Ended                        Year Ended
                                                         December 31,                      December 31,
                                                -------------------------------   -------------------------------
                                                     1997             1996             1997             1996
                                                ---------------   -------------   ---------------   -------------
 OPERATIONS:
   Net investment income (expense)............  $    74,369,495   $  52,941,263   $    24,679,106   $   8,788,822
   Net realized gains.........................       86,668,781      62,169,749         9,412,903       4,512,770
   Net unrealized gains.......................       32,342,322      27,056,227       162,512,568      69,960,621
                                                ---------------   -------------   ---------------   -------------
       Increase in net assets from
        operations............................  $   193,380,598   $ 142,167,239   $   196,604,577   $  83,262,213
                                                ---------------   -------------   ---------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $   191,209,464   $ 148,876,483   $   211,472,643   $ 153,852,554
     Net transfers between Sub-Accounts and
      Fixed Account...........................       28,967,751      (5,608,366)      176,163,947      36,048,717
     Withdrawals, surrenders, annuitizations
      and contract charges....................     (177,738,789)    (47,835,347)      (42,133,444)    (19,835,752)
                                                ---------------   -------------   ---------------   -------------
       Net accumulation activity..............  $    42,438,426   $  95,432,770   $   345,503,146   $ 170,065,519
                                                ---------------   -------------   ---------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     1,367,156   $   1,193,495   $       947,612   $     437,102
     Annuity payments and contract charges....         (736,487)       (347,090)         (271,967)       (129,806)
     Net transfers between Sub-Accounts and
      Fixed Account...........................           40,842         119,425           354,557         116,806
     Adjustments to annuity reserves..........          (64,938)        (50,462)           52,749         (87,515)
                                                ---------------   -------------   ---------------   -------------
       Net annuitization activity.............  $       606,573   $     915,368   $     1,082,951   $     336,587
                                                ---------------   -------------   ---------------   -------------
   Increase in net assets from contract owner
    transactions..............................  $    43,044,999   $  96,348,138   $   346,586,097   $ 170,402,106
                                                ---------------   -------------   ---------------   -------------
     Increase in net assets...................  $   236,425,597   $ 238,515,377   $   543,190,674   $ 253,664,319
 NET ASSETS:
   Beginning of year..........................      900,684,817     662,169,440       523,820,012     270,155,693
                                                ---------------   -------------   ---------------   -------------
   End of year................................  $ 1,137,110,414   $ 900,684,817   $ 1,067,010,686   $ 523,820,012
                                                ---------------   -------------   ---------------   -------------
                                                ---------------   -------------   ---------------   -------------

                                                             EGS
                                                         Sub-Account
                                                -----------------------------
                                                         Year Ended
                                                        December 31,
                                                -----------------------------
                                                    1997            1996
                                                -------------   -------------
 OPERATIONS:
   Net investment income (expense)............  $  (3,455,859)  $  (1,968,496)
   Net realized gains.........................      8,307,222       4,277,168
   Net unrealized gains.......................     53,637,553      12,802,194
                                                -------------   -------------
       Increase in net assets from
        operations............................  $  58,488,916   $  15,110,866
                                                -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  95,095,489   $ 122,215,402
     Net transfers between Sub-Accounts and
      Fixed Account...........................     57,336,795      50,369,380
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (16,909,470)     (8,085,001)
                                                -------------   -------------
       Net accumulation activity..............  $ 135,522,814   $ 164,499,781
                                                -------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     158,875   $     286,409
     Annuity payments and contract charges....        (58,246)        (13,624)
     Net transfers between Sub-Accounts and
      Fixed Account...........................         21,015          44,347
     Adjustments to annuity reserves..........          7,823          21,044
                                                -------------   -------------
       Net annuitization activity.............  $     129,467   $     338,176
                                                -------------   -------------
   Increase in net assets from contract owner
    transactions..............................  $ 135,652,281   $ 164,837,957
                                                -------------   -------------
     Increase in net assets...................  $ 194,141,197   $ 179,948,823
 NET ASSETS:
   Beginning of year..........................    247,131,988      67,183,165
                                                -------------   -------------
   End of year................................  $ 441,273,185   $ 247,131,988
                                                -------------   -------------
                                                -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                           FCE                          FCI
                                                       Sub-Account                  Sub-Account
                                                --------------------------   --------------------------
                                                        Year Ended                   Year Ended
                                                       December 31,                 December 31,
                                                --------------------------   --------------------------
                                                    1997          1996*          1997          1996
                                                ------------   -----------   ------------   -----------
 OPERATIONS:
   Net investment expense.....................  $   (230,489)  $   (13,026)  $   (193,476)  $   (21,609)
   Net realized gains (losses)................       974,141        (5,712)      (156,246)       (1,678)
   Net unrealized gains (losses)..............    (1,720,809)       47,389       (353,885)      (64,127)
                                                ------------   -----------   ------------   -----------
       Increase (decrease) in net assets from
        operations............................  $   (977,157)  $    28,651   $   (703,607)  $   (87,414)
                                                ------------   -----------   ------------   -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  9,918,873   $ 1,048,658   $ 10,356,882   $ 2,460,672
     Net transfers between Sub-Accounts and
      Fixed Account...........................    12,522,767     2,213,104      8,764,120     3,215,694
     Withdrawals, surrenders, annuitizations
      and contract charges....................      (953,005)      (18,977)      (683,649)      (60,665)
                                                ------------   -----------   ------------   -----------
       Net accumulation activity..............  $ 21,488,635   $ 3,242,785   $ 18,437,353   $ 5,615,701
                                                ------------   -----------   ------------   -----------
   Annuitization Activity:
     Annuitizations...........................  $     39,195   $   --        $     55,177   $   --
     Annuity payments and contract charges....        (5,864)      --              (2,405)      --
     Net transfers between Sub-Accounts and
      Fixed Account...........................       --            --             --            --
     Adjustments to annuity reserves..........        (1,465)      --                (416)      --
                                                ------------   -----------   ------------   -----------
       Net annuitization activity.............  $     31,866   $   --        $     52,356   $   --
                                                ------------   -----------   ------------   -----------
   Increase in net assets from contract owner
    transactions..............................  $ 21,520,501   $ 3,242,785   $ 18,489,709   $ 5,615,701
                                                ------------   -----------   ------------   -----------
     Increase in net assets...................  $ 20,543,344   $ 3,271,436   $ 17,786,102   $ 5,528,287
                                                ------------   -----------   ------------   -----------
 NET ASSETS:
   Beginning of year..........................     3,271,436       --           5,528,287       --
                                                ------------   -----------   ------------   -----------
   End of year................................  $ 23,814,780   $ 3,271,436   $ 23,314,389   $ 5,528,287
                                                ------------   -----------   ------------   -----------
                                                ------------   -----------   ------------   -----------

                                                            FCG
                                                        Sub-Account
                                                ---------------------------
                                                        Year Ended
                                                       December 31,
                                                ---------------------------
                                                    1997           1996
                                                ------------   ------------
 OPERATIONS:
   Net investment expense.....................  $    (87,178)  $   (328,431)
   Net realized gains (losses)................       575,848        251,398
   Net unrealized gains (losses)..............     1,624,106        690,250
                                                ------------   ------------
       Increase (decrease) in net assets from
        operations............................  $  2,112,776   $    613,217
                                                ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  8,465,356   $ 19,437,825
     Net transfers between Sub-Accounts and
      Fixed Account...........................     5,802,185      8,809,224
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (2,204,864)      (951,163)
                                                ------------   ------------
       Net accumulation activity..............  $ 12,062,677   $ 27,295,886
                                                ------------   ------------
   Annuitization Activity:
     Annuitizations...........................  $     45,941   $     43,066
     Annuity payments and contract charges....        (6,247)        (1,385)
     Net transfers between Sub-Accounts and
      Fixed Account...........................       --             --
     Adjustments to annuity reserves..........            62          1,480
                                                ------------   ------------
       Net annuitization activity.............  $     39,756   $     43,161
                                                ------------   ------------
   Increase in net assets from contract owner
    transactions..............................  $ 12,102,433   $ 27,339,047
                                                ------------   ------------
     Increase in net assets...................  $ 14,215,209   $ 27,952,264
                                                ------------   ------------
 NET ASSETS:
   Beginning of year..........................    35,131,009      7,178,745
                                                ------------   ------------
   End of year................................  $ 49,346,218   $ 35,131,009
                                                ------------   ------------
                                                ------------   ------------

*For the period July 1, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                             GSS                             HYS
                                                         Sub-Account                     Sub-Account
                                                -----------------------------   -----------------------------
                                                         Year Ended                      Year Ended
                                                        December 31,                    December 31,
                                                -----------------------------   -----------------------------
                                                    1997            1996            1997            1996
                                                -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income......................  $  16,257,472   $  13,823,215   $   9,894,976   $   7,621,505
   Net realized gains (losses)................  $    (320,218)     (2,504,323)      6,191,967       5,703,568
   Net unrealized gains (losses)..............  $   5,893,925     (10,551,635)      5,472,328         840,341
                                                -------------   -------------   -------------   -------------
       Increase in net assets from
        operations............................  $  21,831,179   $     767,257   $  21,559,271   $  14,165,414
                                                -------------   -------------   -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  45,924,248   $  54,669,405   $  56,445,474   $  33,898,269
     Net transfers between Sub-Accounts and
      Fixed Account...........................      9,720,766     (14,448,899)     35,346,824       4,326,619
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (58,612,247)    (21,010,408)    (37,189,764)    (11,758,613)
                                                -------------   -------------   -------------   -------------
       Net accumulation activity..............  $  (2,967,233)  $  19,210,098   $  54,602,534   $  26,466,275
                                                -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     142,666   $     268,329   $     403,156   $     137,217
     Annuity payments and contract charges....       (181,979)       (240,819)       (164,426)        (79,990)
     Net transfers between Sub-Accounts and
      Fixed Account...........................        (55,523)       (309,558)       --                14,805
     Adjustments to annuity reserves..........        111,855         (40,665)          2,369         (42,595)
                                                -------------   -------------   -------------   -------------
     Net annuitization activity...............  $      17,019   $    (322,713)  $     241,099   $      29,437
                                                -------------   -------------   -------------   -------------
   Increase (decrease) in net assets from
    contract owner transactions...............  $  (2,950,214)  $  18,887,385   $  54,843,633   $  26,495,712
                                                -------------   -------------   -------------   -------------
     Increase in net assets...................  $  18,880,965   $  19,654,642   $  76,402,904   $  40,661,126
 NET ASSETS:
   Beginning of year..........................    312,423,277     292,768,635     161,272,508     120,611,382
                                                -------------   -------------   -------------   -------------
   End of year................................  $ 331,304,242   $ 312,423,277   $ 237,675,412   $ 161,272,508
                                                -------------   -------------   -------------   -------------
                                                -------------   -------------   -------------   -------------

                                                             MSS
                                                         Sub-Account
                                                -----------------------------
                                                         Year Ended
                                                        December 31,
                                                -----------------------------
                                                    1997            1996
                                                -------------   -------------
 OPERATIONS:
   Net investment income......................  $  25,345,850   $  24,096,088
   Net realized gains (losses)................     19,553,090       2,898,908
   Net unrealized gains (losses)..............     11,613,272       4,637,529
                                                -------------   -------------
       Increase in net assets from
        operations............................  $  56,512,212   $  31,632,525
                                                -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  56,177,555   $  40,598,625
     Net transfers between Sub-Accounts and
      Fixed Account...........................     12,554,894       7,831,933
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (57,321,938)    (13,315,281)
                                                -------------   -------------
       Net accumulation activity..............  $  11,410,511   $  35,115,277
                                                -------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     558,077   $      82,609
     Annuity payments and contract charges....       (166,248)        (76,110)
     Net transfers between Sub-Accounts and
      Fixed Account...........................       --                41,877
     Adjustments to annuity reserves..........        (43,539)        (12,576)
                                                -------------   -------------
     Net annuitization activity...............  $     348,290   $      35,800
                                                -------------   -------------
   Increase (decrease) in net assets from
    contract owner transactions...............  $  11,758,801   $  35,151,077
                                                -------------   -------------
     Increase in net assets...................  $  68,271,013   $  66,783,602
 NET ASSETS:
   Beginning of year..........................    244,554,513     177,770,911
                                                -------------   -------------
   End of year................................  $ 312,825,526   $ 244,554,513
                                                -------------   -------------
                                                -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                             MMS                              RES                       RGS
                                                         Sub-Account                      Sub-Account               Sub-Account
                                                ------------------------------   -----------------------------   ------------------
                                                          Year Ended                      Year Ended                 Year Ended
                                                         December 31,                    December 31,            December 31, 1997*
                                                ------------------------------   -----------------------------   ------------------
                                                     1997            1996            1997            1996
                                                --------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income (expense)............  $   12,238,449   $   9,789,043   $   5,840,008   $    (428,000)     $   (21,782)
   Net realized gains.........................        --              --             5,057,991       1,850,763            8,741
   Net unrealized gains.......................        --              --            68,490,719      34,176,685          263,416
                                                --------------   -------------   -------------   -------------       ----------
       Increase in net assets from
        operations............................  $   12,238,449   $   9,789,043   $  79,388,718   $  35,599,448      $   250,375
                                                --------------   -------------   -------------   -------------       ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  151,523,026   $ 208,990,259   $ 153,316,348   $ 156,881,700      $ 2,950,897
     Net transfers between Sub-Accounts and
      Fixed Account...........................      (1,240,893)    (43,233,439)    119,233,197      64,021,188        2,726,224
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (229,658,956)    (46,733,186)    (24,008,616)     (7,956,041)         (29,969)
                                                --------------   -------------   -------------   -------------       ----------
       Net accumulation activity..............  $  (79,376,823)  $ 119,023,634   $ 248,540,929   $ 212,946,847      $ 5,647,152
                                                --------------   -------------   -------------   -------------       ----------
   Annuitization Activity:
     Annuitizations...........................  $       79,534   $   1,121,927   $     415,748   $     557,791      $  --
     Annuity payments and contract charges....        (200,563)       (206,726)       (139,282)        (62,358)        --
     Net transfers between Sub-Accounts and
      Fixed Account...........................        (312,207)       (190,340)         12,992         118,346         --
     Adjustments to annuity reserves..........         (31,750)        (23,831)        (40,528)         38,061         --
                                                --------------   -------------   -------------   -------------       ----------
       Net annuitization activity.............  $     (464,986)  $     701,030   $     248,930   $     651,840      $  --
                                                --------------   -------------   -------------   -------------       ----------
   Increase (decrease) in net assets from
    contract owner transactions...............  $  (79,841,809)  $ 119,724,664   $ 248,789,859   $ 213,598,687      $ 5,647,152
                                                --------------   -------------   -------------   -------------       ----------
     Increase (decrease) in net assets........  $  (67,603,360)  $ 129,513,707   $ 328,178,577   $ 249,198,135      $ 5,897,527
 NET ASSETS:
   Beginning of year..........................     361,830,849     232,317,142     321,102,609      71,904,474         --
                                                --------------   -------------   -------------   -------------       ----------
   End of year................................  $  294,227,489   $ 361,830,849   $ 649,281,186   $ 321,102,609      $ 5,897,527
                                                --------------   -------------   -------------   -------------       ----------
                                                --------------   -------------   -------------   -------------       ----------

*For the period June 1, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                               TRS                              UTS
                                                           Sub-Account                      Sub-Account
                                                ---------------------------------   ----------------------------
                                                           Year Ended                        Year Ended
                                                          December 31,                      December 31,
                                                ---------------------------------   ----------------------------
                                                     1997              1996             1997            1996
                                                ---------------   ---------------   -------------   ------------
 OPERATIONS:
   Net investment income (expense)............  $   116,769,728   $    64,654,089   $   7,729,340   $  1,926,985
   Net realized gains.........................       66,640,057        20,511,061       2,083,741      1,617,706
   Net unrealized gains.......................       74,650,982        50,461,971      14,781,219      6,572,565
                                                ---------------   ---------------   -------------   ------------
       Increase in net assets from
        operations............................  $   258,060,767   $   135,627,121   $  24,594,300   $ 10,117,256
                                                ---------------   ---------------   -------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $   260,379,742   $   158,550,497   $  16,090,619   $ 18,235,404
     Net transfers between Sub-Accounts and
      Fixed Account...........................       90,568,461         7,794,293      13,552,388        835,305
     Withdrawals, surrenders, annuitizations
      and contract charges....................     (276,158,725)      (79,238,642)     (5,005,318)    (3,059,763)
                                                ---------------   ---------------   -------------   ------------
       Net accumulation activity..............  $    74,789,478   $    87,106,148   $  24,637,689   $ 16,010,946
                                                ---------------   ---------------   -------------   ------------
   Annuitization Activity:
     Annuitizations...........................  $     1,271,371   $       505,447   $     165,628   $    116,582
     Annuity payments and contract charges....         (935,550)         (762,883)        (60,528)       (18,434)
     Net transfers between Sub-Accounts and
      Fixed Account...........................           87,811            56,990          28,886        --
     Adjustments to annuity reserves..........         (136,590)          (87,530)          2,804        (82,561)
                                                ---------------   ---------------   -------------   ------------
       Net annuitization activity.............  $       287,042   $      (287,976)  $     136,790   $     15,587
                                                ---------------   ---------------   -------------   ------------
   Increase in net assets from contract owner
    transactions..............................  $    75,076,520   $    86,818,172   $  24,774,479   $ 16,026,533
                                                ---------------   ---------------   -------------   ------------
     Increase in net assets...................  $   333,137,287   $   222,445,293   $  49,368,779   $ 26,143,789
 NET ASSETS:
   Beginning of year..........................    1,246,646,697     1,024,201,404      67,937,296     41,793,507
                                                ---------------   ---------------   -------------   ------------
   End of year................................  $ 1,579,783,984   $ 1,246,646,697   $ 117,306,075   $ 67,937,296
                                                ---------------   ---------------   -------------   ------------
                                                ---------------   ---------------   -------------   ------------

                                                            VAL
                                                        Sub-Account
                                                ---------------------------
                                                        Year Ended
                                                       December 31,
                                                ---------------------------
                                                    1997           1996
                                                ------------   ------------
 OPERATIONS:
   Net investment income (expense)............  $   (375,236)  $    (53,621)
   Net realized gains.........................       337,679         23,298
   Net unrealized gains.......................    11,106,441        744,641
                                                ------------   ------------
       Increase in net assets from
        operations............................  $ 11,068,884   $    714,318
                                                ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $ 29,587,412   $ 10,936,155
     Net transfers between Sub-Accounts and
      Fixed Account...........................    31,786,583      5,122,274
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (2,199,052)       (63,860)
                                                ------------   ------------
       Net accumulation activity..............  $ 59,174,943   $ 15,994,569
                                                ------------   ------------
   Annuitization Activity:
     Annuitizations...........................  $    136,454   $    --
     Annuity payments and contract charges....       (15,580)       --
     Net transfers between Sub-Accounts and
      Fixed Account...........................       --             --
     Adjustments to annuity reserves..........        (4,256)       --
                                                ------------   ------------
       Net annuitization activity.............  $    116,618   $    --
                                                ------------   ------------
   Increase in net assets from contract owner
    transactions..............................  $ 59,291,561   $ 15,994,569
                                                ------------   ------------
     Increase in net assets...................  $ 70,360,445   $ 16,708,887
 NET ASSETS:
   Beginning of year..........................    16,708,887        --
                                                ------------   ------------
   End of year................................  $ 87,069,332   $ 16,708,887
                                                ------------   ------------
                                                ------------   ------------

*For the period June 3, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                            WAA                             WGS
                                                        Sub-Account                     Sub-Account
                                                ----------------------------   -----------------------------
                                                         Year Ended                     Year Ended
                                                        December 31,                   December 31,
                                                ----------------------------   -----------------------------
                                                    1997            1996           1997            1996
                                                -------------   ------------   -------------   -------------
 OPERATIONS:
   Net investment income......................  $   3,255,293   $    595,575   $   2,978,724   $  16,535,862
   Net realized gains (losses)................      2,612,317      1,629,596      (5,597,019)     (2,712,091)
   Net unrealized gains (losses)..............      2,483,575      4,425,108        (269,307)     (9,808,667)
                                                -------------   ------------   -------------   -------------
       Increase (decrease) in net assets from
        operations............................  $   8,351,185   $  6,650,279   $  (2,887,602)  $   4,015,104
                                                -------------   ------------   -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  23,232,543   $ 33,549,719   $  11,552,959   $  10,730,732
     Net transfers between Sub-Accounts and
      Fixed Account...........................     17,783,698     13,363,954     (19,473,409)    (13,803,477)
     Withdrawals, surrenders, annuitizations
      and contract charges....................     (5,742,891)    (2,987,226)    (17,997,612)    (11,401,973)
                                                -------------   ------------   -------------   -------------
       Net accumulation activity..............  $  35,273,350   $ 43,926,447   $ (25,918,062)  $ (14,474,718)
                                                -------------   ------------   -------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     167,170   $    174,043   $     101,934   $      55,515
     Annuity payments and contract charges....        (51,214)       (17,132)       (132,080)       (171,649)
     Net transfers between Sub-Accounts and
      Fixed Account...........................         79,307        --               (8,188)        (25,947)
     Adjustments to annuity reserves..........            487         16,443          (5,055)         (4,679)
                                                -------------   ------------   -------------   -------------
       Net annuitization activity.............  $     195,750   $    173,354   $     (43,389)  $    (146,760)
                                                -------------   ------------   -------------   -------------
   Increase (decrease) in net assets from
    contract owner transactions...............  $  35,469,100   $ 44,099,801   $ (25,961,451)  $ (14,621,478)
                                                -------------   ------------   -------------   -------------
     Increase (decrease) in net assets........  $  43,820,285   $ 50,750,080   $ (28,849,053)  $ (10,606,374)
 NET ASSETS:
   Beginning of year..........................     76,617,497     25,867,417     127,743,885     138,350,259
                                                -------------   ------------   -------------   -------------
   End of year................................  $ 120,437,782   $ 76,617,497   $  98,894,832   $ 127,743,885
                                                -------------   ------------   -------------   -------------
                                                -------------   ------------   -------------   -------------

                                                             WGR
                                                         Sub-Account
                                                -----------------------------
                                                         Year Ended
                                                        December 31,
                                                -----------------------------
                                                    1997            1996
                                                -------------   -------------
 OPERATIONS:
   Net investment income......................  $   1,724,285   $   9,576,256
   Net realized gains (losses)................      8,571,645       6,018,165
   Net unrealized gains (losses)..............     16,669,581       1,415,056
                                                -------------   -------------
       Increase (decrease) in net assets from
        operations............................  $  26,965,511   $  17,009,477
                                                -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  26,811,741   $  40,398,624
     Net transfers between Sub-Accounts and
      Fixed Account...........................      3,906,046       3,588,236
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (13,503,627)     (9,375,496)
                                                -------------   -------------
       Net accumulation activity..............  $  17,214,160   $  34,611,364
                                                -------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     112,909   $     157,641
     Annuity payments and contract charges....        (92,720)        (71,968)
     Net transfers between Sub-Accounts and
      Fixed Account...........................       (249,492)         13,731
     Adjustments to annuity reserves..........        (31,480)          8,938
                                                -------------   -------------
       Net annuitization activity.............  $    (260,783)  $     108,342
                                                -------------   -------------
   Increase (decrease) in net assets from
    contract owner transactions...............  $  16,953,377   $  34,719,706
                                                -------------   -------------
     Increase (decrease) in net assets........  $  43,918,888   $  51,729,183
 NET ASSETS:
   Beginning of year..........................    193,226,813     141,497,630
                                                -------------   -------------
   End of year................................  $ 237,145,701   $ 193,226,813
                                                -------------   -------------
                                                -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                               WTR
                                                           Sub-Account                            Total
                                                ---------------------------------   ---------------------------------
                                                           Year Ended                          Year Ended
                                                          December 31,                        December 31,
                                                ---------------------------------   ---------------------------------
                                                     1997              1996              1997              1996
                                                ---------------   ---------------   ---------------   ---------------
 OPERATIONS:
   Net investment income......................  $       518,499   $        71,547   $   297,237,205   $   207,607,067
   Net realized gains.........................        1,518,827           545,390       212,441,467       106,785,736
   Net unrealized gains.......................        4,352,747         2,845,849       463,550,753       196,251,997
                                                ---------------   ---------------   ---------------   ---------------
       Increase in net assets from
        operations............................  $     6,390,073   $     3,462,786   $   973,229,425   $   510,644,800
                                                ---------------   ---------------   ---------------   ---------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $    15,459,554   $    16,294,987   $ 1,375,970,825   $ 1,231,625,970
     Net transfers between Sub-Accounts and
      Fixed Account...........................       13,106,711         5,434,372       619,129,055       135,880,112
     Withdrawals, surrenders, annuitizations
      and contract charges....................       (2,840,427)       (1,579,132)     (970,892,363)     (285,266,526)
                                                ---------------   ---------------   ---------------   ---------------
       Net accumulation activity..............  $    25,725,838   $    20,150,227   $ 1,024,207,517   $ 1,082,239,556
                                                ---------------   ---------------   ---------------   ---------------
   Annuitization Activity:
     Annuitizations...........................  $       215,870   $     --          $     6,384,473   $     5,137,173
     Annuity payments and contract charges....          (28,925)          (17,146)       (3,250,311)       (2,217,120)
     Net transfers between Sub-Accounts and
      Fixed Account...........................        --                --                --                      482
     Adjustments to annuity reserves..........           (3,240)          (10,126)         (185,108)         (356,574)
                                                ---------------   ---------------   ---------------   ---------------
       Net annuitization activity.............  $       183,705   $       (27,272)  $     2,949,054   $     2,563,961
                                                ---------------   ---------------   ---------------   ---------------
   Increase in net assets from contract owner
    transactions..............................  $    25,909,543   $    20,122,955   $ 1,027,156,571   $ 1,084,803,517
                                                ---------------   ---------------   ---------------   ---------------
     Increase in net assets...................  $    32,299,616   $    23,585,741   $ 2,000,385,996   $ 1,595,448,317
 NET ASSETS:
   Beginning of year..........................       37,384,672        13,798,931     4,883,017,052     3,287,568,735
                                                ---------------   ---------------   ---------------   ---------------
   End of year................................  $    69,684,288   $    37,384,672   $ 6,883,403,048   $ 4,883,017,052
                                                ---------------   ---------------   ---------------   ---------------
                                                ---------------   ---------------   ---------------   ---------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 13, 1989 as a funding vehicle for the variable portion of certain group combination fixed/variable annuity contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta and Regatta Gold contracts and 1.00% for Regatta Classic contracts.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value in the case of Regatta and Regatta Gold and $50 for Regatta Classic is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta and Regatta Gold, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. Accounts are transferred from MFS Regatta -- Level 1 to MFS Regatta -- Level 2 in the month following the seventh account anniversary. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold and Regatta Classic contracts which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% or 3%, as stated in each participant's certificate. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                      Units Transferred
                                                                                  Between Sub-Accounts and
                                   Units Outstanding
                                   Beginning of Year        Units Purchased             Fixed Account
                                 ----------------------  ----------------------  ---------------------------
                                       Year Ended              Year Ended                Year Ended
                                      December 31,            December 31,              December 31,
                                 ----------------------  ----------------------  ---------------------------
                                    1997        1996        1997        1996         1997           1996
                                 ----------  ----------  ----------  ----------  ------------   ------------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS - Level 1.................   6,316,305   6,615,207         860       3,487    (2,421,311)       267,320
 CAS - Level 2 *...............      58,968      --         624,374      62,873     6,542,104            142
 GSS - Level 1.................   3,362,650   3,535,152      --           1,574    (1,340,875)       206,595
 GSS - Level 2 *...............      55,891      --         265,628      59,729     2,012,610          3,442
 HYS - Level 1.................   1,204,380   1,068,412      --          --          (510,706)       271,328
 HYS - Level 2**...............      --          --          64,893      --         1,416,411        --
 MSS - Level 1.................   2,202,213   2,150,361         881      --          (924,959)       253,891
 MSS - Level 2 *...............      14,270      --         240,391      18,662     2,378,532        --
 MMS - Level 1.................   3,859,738   3,453,907       1,948       7,940     3,301,197      1,420,458
 MMS - Level 2 *...............      59,562      --         310,378      74,316     6,074,695         (3,576)
 TRS - Level 1.................  12,461,003  13,106,997       1,598       2,594    (4,580,966)       580,878
 TRS - Level 2 *...............      32,548      --         815,196      61,666    10,202,663        --
 WGS - Level 1.................   1,460,289   1,730,002      --          --          (584,950)        (4,348)
 WGS - Level 2 *...............       3,325      --          34,073       4,988       686,256        --


                                     Units Withdrawn,
                                      Surrendered and          Units Outstanding
                                        Annuitized                End of Year
                                 -------------------------   ----------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                 -------------------------   ----------------------
                                    1997          1996          1997        1996
                                 -----------   -----------   ----------  ----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS - Level 1.................     (902,834)     (569,709)   2,993,020   6,316,305
 CAS - Level 2 *...............   (1,834,766)       (4,047)   5,390,680      58,968
 GSS - Level 1.................     (559,553)     (380,671)   1,462,222   3,362,650
 GSS - Level 2 *...............     (819,496)       (7,280)   1,514,633      55,891
 HYS - Level 1.................     (156,641)     (135,360)     537,033   1,204,380
 HYS - Level 2**...............     (506,178)      --           975,126      --
 MSS - Level 1.................     (336,449)     (202,039)     941,686   2,202,213
 MSS - Level 2 *...............     (610,436)       (4,392)   2,022,757      14,270
 MMS - Level 1.................   (5,644,161)   (1,022,567)   1,518,722   3,859,738
 MMS - Level 2 *...............   (4,598,826)      (11,178)   1,845,809      59,562
 TRS - Level 1.................   (2,124,982)   (1,229,466)   5,756,653  12,461,003
 TRS - Level 2 *...............   (3,211,666)      (29,118)   7,838,741      32,548
 WGS - Level 1.................     (175,001)     (265,365)     700,338   1,460,289
 WGS - Level 2 *...............     (240,401)       (1,663)     483,253       3,325

 *For the period December 9, 1996 (commencement of operations) to December 31, 1996.

**For the period January 6, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

 MFS REGATTA GOLD
  CONTRACTS:
 ------------------------------
 CAS...........................  32,796,793  27,782,739   4,171,857   7,263,696       753,855       (496,244)
 CGS...........................  26,199,975  16,712,586   8,951,992   8,644,701     7,405,405      2,000,284
 EGS...........................  16,998,044   5,346,104   5,826,649   8,728,028     3,279,517      3,530,938
 FCE *.........................     329,630      --         815,491     107,088     1,097,883        224,483
 FCI *.........................     564,742      --         997,740     250,279       902,857        323,501
 FCG...........................   3,360,596     711,179     760,057   1,891,793       531,069        856,286
 GSS...........................  19,714,114  18,082,586   1,627,923   4,278,441       723,328     (1,392,606)
 HYS...........................   8,424,289   6,880,080   2,340,052   2,241,058     1,768,446        (53,191)
 MSS...........................  10,541,726   8,542,869   1,191,194   2,422,482       289,858        147,148
 MMS...........................  27,275,583  17,186,041   7,818,118  18,886,918    (8,894,337)    (5,479,056)
 RES...........................  19,577,745   5,341,160  10,988,440  10,525,524     6,437,281      4,302,978
 RGS...........................      --          --         276,177      --           260,605        --
 TRS...........................  59,508,016  53,091,748   7,069,596  10,291,268     4,111,016       (170,571)
 UTS...........................   4,671,192   3,410,047     966,544   1,448,517       773,360         68,243
 VAL **........................   1,520,787      --       2,333,873   1,039,259     2,499,269        492,924
 WAA...........................   5,539,010   2,141,041   1,565,894   2,590,553     1,218,708      1,048,013
 WGS...........................   7,510,766   8,272,858     324,862     818,386    (1,252,245)    (1,036,800)
 WGR...........................  13,989,946  11,421,691   1,725,746   3,069,026       242,250        227,986
 WTR...........................   2,836,079   1,170,586   1,085,978   1,353,637       962,291        448,221

 MFS REGATTA GOLD
 ------------------------------
 CAS...........................   (2,193,608)   (1,753,398)  35,528,897  32,796,793
 CGS...........................   (1,847,841)   (1,157,596)  40,709,531  26,199,975
 EGS...........................   (1,064,224)     (607,026)  25,039,986  16,998,044
 FCE *.........................      (83,776)       (1,941)   2,159,228     329,630
 FCI *.........................      (75,283)       (9,038)   2,390,056     564,742
 FCG...........................     (209,811)      (98,662)   4,441,911   3,360,596
 GSS...........................   (1,556,521)   (1,254,307)  20,508,844  19,714,114
 HYS...........................     (833,592)     (643,658)  11,699,195   8,424,289
 MSS...........................     (696,059)     (570,773)  11,326,719  10,541,726
 MMS...........................   (4,736,225)   (3,318,320)  21,463,139  27,275,583
 RES...........................   (1,348,549)     (591,917)  35,654,917  19,577,745
 RGS...........................       (2,854)      --           533,928      --
 TRS...........................   (4,385,161)   (3,704,429)  66,303,467  59,508,016
 UTS...........................     (309,458)     (255,615)   6,101,638   4,671,192
 VAL **........................     (178,705)      (11,396)   6,175,224   1,520,787
 WAA...........................     (394,779)     (240,597)   7,928,833   5,539,010
 WGS...........................     (455,742)     (543,678)   6,127,641   7,510,766
 WGR...........................     (899,185)     (728,757)  15,058,757  13,989,946
 WTR...........................     (207,495)     (136,365)   4,676,853   2,836,079

  CONTRACTS:

  *For the period July 1, 1996 (commencement of operations) to December 31,
1996.

 **For the period June 3, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                  Between Sub-Accounts and
                                   Units Outstanding
                                   Beginning of Year        Units Purchased             Fixed Account
                                 ----------------------  ----------------------  ---------------------------
                                       Year Ended              Year Ended                Year Ended
                                      December 31,            December 31,              December 31,
                                 ----------------------  ----------------------  ---------------------------
                                    1997        1996        1997        1996         1997           1996
                                 ----------  ----------  ----------  ----------  ------------   ------------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 CAS *.........................       1,892      --         246,247       1,892        23,978        --
 CGS *.........................       3,545      --         446,522       8,005       122,228         (4,460)
 EGS *.........................       9,744      --         289,836      11,935        22,223         (2,191)
 FCE **........................         140      --          44,896         352        (3,278)          (212)
 FCI **........................       2,249      --          75,178       2,249        (7,901)       --
 FCG +.........................      --          --          42,039      --             9,735        --
 GSS **........................       6,514      --          89,817       6,514        21,240        --
 HYS *.........................       8,219      --         120,521       7,097        30,370          1,122
 MSS ++........................      --          --          92,458      --            28,860        --
 MMS **........................      13,813      --         366,163      13,813      (259,749)       --
 RES ***.......................      25,665      --         497,934      25,659        37,701              6
 RGS #.........................      --          --           5,777      --               320        --
 TRS ***.......................      40,575      --         859,444      33,797        66,034          6,778
 UTS ++........................      --          --          41,263      --            36,412        --
 VAL *.........................       9,578      --         107,548       8,416        46,458          1,162
 WAA *.........................       6,448      --          44,701       7,086          (150)          (638)
 WGS ++++......................      --          --          18,266      --             2,357        --
 WGR ****......................          71      --          77,864      --             7,879             71
 WTR +++.......................      --          --          49,398      --            (3,919)       --


                                     Units Withdrawn,
                                      Surrendered and          Units Outstanding
                                        Annuitized                End of Year
                                 -------------------------   ----------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                 -------------------------   ----------------------
                                    1997          1996          1997        1996
                                 -----------   -----------   ----------  ----------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 CAS *.........................       (6,620)      --           265,497       1,892
 CGS *.........................      (18,079)      --           554,216       3,545
 EGS *.........................       (3,775)      --           318,028       9,744
 FCE **........................       (1,060)      --            40,698         140
 FCI **........................       (1,634)      --            67,892       2,249
 FCG +.........................         (736)      --            51,038      --
 GSS **........................       (4,328)      --           113,243       6,514
 HYS *.........................       (3,804)      --           155,306       8,219
 MSS ++........................       (3,075)      --           118,243      --
 MMS **........................      (43,122)      --            77,105      13,813
 RES ***.......................       (7,304)      --           553,996      25,665
 RGS #.........................          (12)      --             6,085      --
 TRS ***.......................      (14,848)      --           951,205      40,575
 UTS ++........................         (666)      --            77,009      --
 VAL *.........................       (2,806)      --           160,778       9,578
 WAA *.........................         (468)      --            50,531       6,448
 WGS ++++......................       (1,229)      --            19,394      --
 WGR ****......................         (288)      --            85,526          71
 WTR +++.......................         (357)      --            45,122      --

   *For the period December 2, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

  **For the period December 9, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

 ***For the period November 27, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

****Operations of the Sub-Account commenced on December 31, 1996.

   +For the period January 7, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

  ++For the period January 22, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

 +++For the period February 11, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

++++For the period February 21, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

  #For the period July 7, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") as of December 31, 1997, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 1998

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS
DECEMBER 31, 1997 AND 1996 (IN 000'S)

                                                                                   1997            1996
                                                                              --------------  --------------
ADMITTED ASSETS
    Bonds                                                                     $    1,910,699  $    2,170,103
    Common stocks                                                                    117,229         144,043
    Mortgage loans on real estate                                                    684,035         938,932
    Properties acquired in satisfaction of debt                                       22,475          23,391
    Investment real estate                                                            78,426          76,995
    Policy loans                                                                      40,348          40,554
    Cash and short-term investments                                                  544,418         148,059
    Other invested assets                                                             55,716          51,378
    Premiums and annuity considerations due and uncollected                            9,203          11,282
    Investment income due and accrued                                                 39,279          68,191
    Receivable from parent, subsidiaries and affiliates                               28,825          40,829
    Funds withheld on reinsurance assumed                                            982,653         878,798
    Other assets                                                                       1,841           1,343
                                                                              --------------  --------------
    General account assets                                                         4,515,147       4,593,898
    Separate account assets
      Unitized                                                                     9,068,021       6,919,219
      Non-unitized                                                                 2,343,877       2,108,835
                                                                              --------------  --------------
    Total Admitted Assets                                                     $   15,927,045  $   13,621,952
                                                                              --------------  --------------
                                                                              --------------  --------------
LIABILITIES
    Aggregate reserve for life policies and contracts                         $    2,188,243  $    2,099,980
    Supplementary contracts                                                            2,247           2,205
    Policy and contract claims                                                         2,460           2,108
    Policyholders' dividends and coupons payable                                      32,500          27,500
    Liability for premium and other deposit funds                                  1,450,705       1,898,309
    Surrender values on cancelled policies                                               215              72
    Interest maintenance reserve                                                      33,830          28,675
    Commissions to agents due or accrued                                               2,826           3,245
    General expenses due or accrued                                                    7,202           4,654
    Transfers from Separate Accounts due or accrued                                 (284,078)       (232,743)
    Taxes, licenses and fees accrued, excluding federal income taxes                     105             342
    Federal income taxes due or accrued                                               58,073          49,479
    Unearned investment income                                                            34              19
    Amounts withheld or retained by company as agent or trustee                           47              27
    Remittances and items not allocated                                                1,363           1,359
    Borrowed money                                                                   110,142          58,000
    Asset valuation reserve                                                           47,605          53,911
    Payable for securities                                                            27,104          22,177
    Other liabilities                                                                  1,959           7,561
                                                                              --------------  --------------
    General account liabilities                                                    3,682,582       4,026,880
    Separate account liabilities
      Unitized                                                                     9,067,891       6,919,094
      Non-unitized                                                                 2,343,877       2,108,835
                                                                              --------------  --------------
    Total liabilities                                                             15,094,350      13,054,809
                                                                              --------------  --------------
CAPITAL STOCK AND SURPLUS
    Capital stock par value $1,000; Authorized, 10,000 shares;
       issued and outstanding, 5,900 shares                                            5,900           5,900
                                                                              --------------  --------------
    Surplus notes                                                                    565,000         315,000
    Gross paid in and contributed surplus                                            199,355         199,355
    Unassigned funds                                                                  62,440          46,888
                                                                              --------------  --------------
    Surplus                                                                          826,795         561,243
                                                                              --------------  --------------
    Total capital stock and surplus                                                  832,695         567,143
                                                                              --------------  --------------
    Total Liabilities, Capital Stock and Surplus                              $   15,927,045  $   13,621,952
                                                                              --------------  --------------
                                                                              --------------  --------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
    (Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)

                                              1997        1996        1995
                                           ----------  ----------  ----------
 INCOME:
     Premiums and annuity considerations   $  270,700  $  282,466  $  279,407
     Deposit-type funds                     2,155,298   1,775,230   1,545,542
     Considerations for supplementary
      contracts without life
      contingencies and dividend
      accumulations                             1,615       2,340       1,088
     Net investment income                    270,249     303,753     312,872
     Amortization of interest maintenance
      reserve                                   1,166       1,557       1,025
     Net gain from operations from
      Separate Accounts                             5          --          --
     Other income                              86,123      71,903      57,864
                                           ----------  ----------  ----------
     Total                                  2,785,156   2,437,249   2,197,798
                                           ----------  ----------  ----------
 BENEFITS AND EXPENSES:
     Death benefits                            17,284      12,394      15,317
     Annuity benefits                         148,135     146,654     140,497
     Surrender benefits and other fund
      withdrawals                           1,854,004   1,507,263   1,074,396
     Interest on policy or contract funds         699       2,205         739
     Payments on supplementary contracts
      without life contingencies and of
      dividend accumulations                    1,687       2,120       1,888
     Increase in aggregate reserves for
      life and accident and health
      policies and contracts                  127,278     162,678     171,975
     Increase (decrease) in liability for
      premium and other deposit funds        (447,603)   (392,348)     13,553
     Increase (decrease) in reserve for
      supplementary contracts without
      life contingencies and for dividend
      and coupon accumulations                     42         327        (663)
                                           ----------  ----------  ----------
     Total                                  1,701,526   1,441,293   1,417,702
     Commissions on premiums and annuity
      considerations (direct business
      only)                                   132,700     109,894      88,037
     Commissions and expense allowances
      on reinsurance assumed                   17,951      18,910      22,012
     General insurance expenses                47,102      37,206      34,580
     Insurance taxes, licenses and fees,
      excluding federal income taxes            7,790       8,431       7,685
     Increase (decrease) in loading on
      and cost of collection in excess of
      loading on deferred and uncollected
      premiums                                    523         901      (1,377)
     Net transfers to separate accounts       734,373     678,663     551,784
                                           ----------  ----------  ----------
     Total                                  2,641,965   2,295,298   2,120,423
                                           ----------  ----------  ----------
     Net gain from operations before
      dividends to policyholders and
      federal income taxes                    143,191     141,951      77,375
     Dividends to policyholders                33,316      29,189      25,722
                                           ----------  ----------  ----------
     Net gain from operations after
      dividends to policyholders and
      before federal income taxes             109,875     112,762      51,653
     Federal income tax expense (benefit)
      (excluding tax on capital gains)         10,742      (2,702)     17,807
                                           ----------  ----------  ----------
     Net gain from operations after
      dividends to policyholders and
      federal income taxes and before
      realized capital gains                   99,133     115,464      33,846
     Net realized capital gains less
      capital gains tax and transfers to
      the interest maintenance reserve         30,109       7,560       2,069
                                           ----------  ----------  ----------
 NET INCOME                                $  129,242  $  123,024  $   35,915
                                           ----------  ----------  ----------
                                           ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

    (Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)

                                                               1997        1996        1995
                                                            ----------  ----------  ----------
Capital and surplus, beginning of year                      $  567,143  $  792,452  $  455,489
                                                            ----------  ----------  ----------
Net income                                                     129,242     123,024      35,915
Change in net unrealized capital gains                           1,153      (1,715)      2,009
Change in non-admitted assets and related items                   (463)         67      (2,270)
Change in reserve on account of change in valuation basis       39,016          --          --
Change in asset valuation reserve                                6,306     (11,812)    (13,690)
Other changes in surplus in Separate Accounts Statement             --         100      (4,038)
Change in surplus notes                                        250,000    (335,000)    315,000
Dividends to stockholder                                      (159,722)         --          --
Miscellaneous gains in surplus                                      20          27       4,037
                                                            ----------  ----------  ----------
Net change in capital and surplus for the year                 265,552    (225,309)    336,963
                                                            ----------  ----------  ----------
Capital and surplus, end of year                            $  832,695  $  567,143  $  792,452
                                                            ----------  ----------  ----------
                                                            ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)

                                               1997         1996         1995
                                            -----------  -----------  -----------
 Cash Provided
   Premiums, annuity considerations and
     deposit funds received                 $ 2,427,554  $ 2,059,577  $ 1,826,456
   Considerations for supplementary
     contracts and dividend accumulations
     received                                     1,615        2,340        1,088
   Net investment income received               323,199      324,914      374,398
   Other income received                         81,701       88,295       25,348
                                            -----------  -----------  -----------
 Total receipts                               2,834,069    2,475,126    2,227,290
                                            -----------  -----------  -----------
   Benefits paid (other than dividends)       2,020,615    1,671,483    1,231,936
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes)                       203,650      172,015      150,463
   Net cash transferred to Separate
     Accounts                                   785,708      755,605      568,188
   Dividends paid to policyholders               28,316       22,689       17,722
   Federal income tax (recoveries)
     payments (excluding tax on capital
     gains)                                       1,397      (15,363)     (20,655)
   Other--net                                       699        2,205          739
                                            -----------  -----------  -----------
 Total payments                               3,040,385    2,608,634    1,948,393
                                            -----------  -----------  -----------
 Net cash from operations                      (206,316)    (133,508)     278,897
                                            -----------  -----------  -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $750,449, $1,554,873 and $8,610,951)     1,343,803    1,768,147    1,658,655
   Issuance of surplus notes                    250,000     (335,000)     315,000
   Other cash provided                          117,297      147,956      419,446
                                            -----------  -----------  -----------
 Total cash provided                          1,711,100    1,581,103    2,393,101
                                            -----------  -----------  -----------
 Cash Applied
   Cost of long-term investments acquired       773,721    1,318,880    1,749,714
   Other cash applied                           334,704      177,982      796,207
                                            -----------  -----------  -----------
 Total cash applied                           1,108,425    1,496,862    2,545,921
                                            -----------  -----------  -----------
 Net change in cash and short-term
   investments                                  396,359      (49,267)     126,077
 Cash and short term investments
 Beginning of year                              148,059      197,326       71,249
                                            -----------  -----------  -----------
 End of year                                $   544,418  $   148,059  $   197,326
                                            -----------  -----------  -----------
                                            -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities and group pension contracts. The Company also underwrites a block of individual life insurance business through a reinsurance contract with an affiliate, Sun Life Assurance Company of Canada ("SLOC"). SLOC is a mutual life insurance company.

Effective May 1, 1997, the Company became a wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of the Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of SLOC. Prior to December 18, 1997 Life Holdco was a direct wholly-owned subsidiary of SLOC.

The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS AND RELATED RESERVES

Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES

For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $284,078,000 in 1997 and $232,743,000 in 1996.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING

Prior to 1996, dividends paid to the Company by its subsidiaries and the undistributed gains (losses) of those subsidiaries were included in net income of the Company. For Annual Statement reporting, dividends were (and continue to be) reported in net income while undistributed gains (losses) are reported directly to surplus (as a separate component of unassigned surplus). As a result, net income as reported in these financial statements is $2.5 million less than net income reported in the Annual Statement in 1995. Effective for 1996, the Company changed its method of accounting for investments in subsidiaries to conform with a preferable prescribed statutory accounting practices used in the preparation of its Annual Statement. As a result of the change, $5.7 million in undistributed losses of subsidiaries are reported directly as a separate component of unassigned surplus rather than being included in net income for the year ended December 31, 1996. The amounts as reported in prior years have not been restated.

As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
OTHER

Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to amounts as presented in the current year.

2.  INVESTMENTS IN SUBSIDIARIES:
The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), Massachusetts Casualty Insurance Company ("MCIC"), Sun Life of Canada (U.S.) Distributors, Inc. (formerly Sun Investment Services Company) ("Sundisco"), New London Trust, F.S.B. ("NLT"), Sun Life Financial Services Limited, ("SLFSL"), Sun Benefit Services Company, Inc. ("Sunbesco"), Sun Capital Advisers, Inc. ("Sun Capital"), and Sun Life Finance Corporation ("Sunfinco").

On October 30, 1997, the Company established a wholly-owned special purpose corporation, Sun Life of Canada (U.S.) SPE 97-1, Inc. (SPE 97-1). SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans.

Prior to December 24, 1997, the Company owned 93.6% of the outstanding shares of Massachusetts Financial Services Company ("MFS") . On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction the Company realized a gain of $21,195,000 of undistributed earnings.

On December 31, 1997, the Company purchased all of the outstanding shares of Clarendon Insurance Agency, Inc. ("Clarendon") from MFS.

Sun Life (N.Y.) is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in the State of New York. MCIC is a life insurance company which issues only individual disability income policies. Sundisco is a registered investment adviser and broker-dealer. NLT is a federally chartered savings bank. SLFSL serves as the marketing administrator for the distribution of the offshore products of SLOC, an affiliate. Sun Capital is a registered investment adviser. Sunfinco and Sunbesco are currently inactive. Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates.

MFS, a registered investment adviser, serves as investment adviser to the mutual funds in the MFS family of funds as well as certain mutual funds and separate accounts established by the Company. The MFS Asset Management Group provides investment advice to substantial private clients.

On December 23, 1997, the Company issued a $110,000,000 note to US Holdco. at an interest rate of 5.80%, which is scheduled for repayment on March 1, 1998, and is included in borrowed money. A $110,000,000 note was also issued by MFS on December 23, 1997 to the Company at an interest rate of 5.85% due on March 1, 1998 and is included in cash and short-term investments.

On December 31, 1996, the Company issued a $58,000,000 note to SLOC which was repaid on February 10, 1997 at an interest rate of 5.70%. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997. On December 31, 1997 and 1996 the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
During 1997, 1996, and 1995, the Company contributed capital in the following amounts to its subsidiaries:

                                                                          1997            1996           1995
                                                                     --------------  --------------  ------------
MCIC                                                                 $    2,000,000  $   10,000,000  $  6,000,000
SLFSL                                                                     1,000,000       1,500,000            --
SPE 97-1                                                                 20,377,000              --            --

Summarized combined financial information of the Company's subsidiaries as of December 31, 1997, 1996 and 1995 and for the years then ended, follows:

                                                                                    DECEMBER 31,
                                                                     -------------------------------------------
                                                                         1997           1996           1995
                                                                     -------------  -------------  -------------
                                                                                     (IN 000'S)
Intangible assets                                                    $           0  $       9,646  $      12,174
Other assets                                                             1,190,951      1,376,014      1,233,372
Liabilities                                                             (1,073,966)    (1,241,617)    (1,107,264)
                                                                     -------------  -------------  -------------
Total net assets                                                     $     116,985  $     144,043  $     138,282
                                                                     -------------  -------------  -------------
                                                                     -------------  -------------  -------------
Total revenues                                                       $     750,364  $     717,280  $     570,794
Operating expenses                                                        (646,896)      (624,199)      (504,070)
Income tax expense                                                         (43,987)       (42,820)       (31,193)
                                                                     -------------  -------------  -------------
Net income                                                           $      59,481  $      50,261  $      35,531
                                                                     -------------  -------------  -------------
                                                                     -------------  -------------  -------------

3.  BONDS:
Investments in debt securities are as follows:

                                                                DECEMBER 31, 1997
                                                 ------------------------------------------------
                                                                GROSS        GROSS     ESTIMATED
                                                 AMORTIZED   UNREALIZED   UNREALIZED      FAIR
                                                    COST        GAINS      (LOSSES)      VALUE
                                                 ----------  -----------  -----------  ----------

                                                                    (IN 000'S)
Long-term bonds:
    United States government and government
     agencies and authorities                    $  126,923   $   5,529    $      --   $  132,452
    States, provinces and political
     subdivisions                                    22,361       2,095           --       24,456
    Public utilities                                398,939      35,338          (91)     434,186
    Transportation                                  214,130      22,000         (390)     235,740
    Finance                                         157,891       5,885         (120)     163,656
    All other corporate bonds                       990,455      52,678       (5,456)   1,037,677
                                                 ----------  -----------  -----------  ----------
        Total long-term bonds                     1,910,699     123,525       (6,057)   2,028,167
                                                 ----------  -----------  -----------  ----------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances
     and commercial paper                           431,032          --           --      431,032
    Affiliates                                      110,000          --           --      110,000
                                                 ----------  -----------  -----------  ----------
        Total short-term bonds                      541,032          --           --      541,032
Total bonds                                      $2,451,731   $ 123,525    $  (6,057)  $2,569,199
                                                 ----------  -----------  -----------  ----------
                                                 ----------  -----------  -----------  ----------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

3.  BONDS (CONTINUED):

                                                                DECEMBER 31, 1996
                                                 ------------------------------------------------
                                                                GROSS        GROSS     ESTIMATED
                                                 AMORTIZED   UNREALIZED   UNREALIZED      FAIR
                                                    COST        GAINS      (LOSSES)      VALUE
                                                 ----------  -----------  -----------  ----------

                                                                    (IN 000'S)
Long-term bonds:
    United States government and government
     agencies and authorities                    $  267,756   $  12,272    $  (8,927)  $  271,101
    States, provinces and political
     subdivisions                                     2,253          20           --        2,273
    Foreign governments                              18,812       1,351           --       20,163
    Public utilities                                415,641      24,728       (1,223)     439,146
    Transportation                                  167,937      14,107       (2,243)     179,801
    Finance                                         290,024       7,914         (472)     297,466
    All other corporate bonds                     1,007,680      42,338      (14,496)   1,035,522
                                                 ----------  -----------  -----------  ----------
        Total long-term bonds                     2,170,103     102,730      (27,361)   2,245,472
                                                 ----------  -----------  -----------  ----------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances
     and commercial paper                            88,754          --           --       88,754
    Affiliates                                       58,000          --           --       58,000
                                                 ----------  -----------  -----------  ----------
        Total short-term bonds                      146,754          --           --      146,754
                                                 ----------  -----------  -----------  ----------
Total bonds                                      $2,316,857   $ 102,730    $ (27,361)  $2,392,226
                                                 ----------  -----------  -----------  ----------
                                                 ----------  -----------  -----------  ----------

The amortized cost and estimated fair value of bonds at December 31, 1997 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                        DECEMBER 31, 1997
                                                                      ----------------------
                                                                      AMORTIZED   ESTIMATED
                                                                         COST     FAIR VALUE
                                                                      ----------  ----------
                                                                            (IN 000'S)
Maturities:
    Due in one year or less                                           $  699,548  $  700,280
    Due after one year through five years                                533,901     541,382
    Due after five years through ten years                               270,607     286,651
    Due after ten years                                                  735,624     821,002
                                                                      ----------  ----------
                                                                       2,239,680   2,349,315
    Mortgage-backed securities                                           212,051     219,884
                                                                      ----------  ----------
Total bonds                                                           $2,451,731  $2,569,199
                                                                      ----------  ----------
                                                                      ----------  ----------

Proceeds from sales and maturities of investments in debt securities during 1997, 1996, and 1995 were $980,264,000, $1,554,016,000, and $1,510,553,000, gross gains were $10,732,000, $16,975,000, and $24,757,000 and gross losses were $2,446,000, $10,885,000, and $5,742,000, respectively.

Bonds included above with an amortized cost of approximately $2,578,000 and $2,060,000 at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities as required by law.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

4.  SECURITIES LENDING:
The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chemical Bank of New York. The custodian has indemnified the Company against losses arising from this program. The total par value of securities out on loan was $0 and $51,537,000 at December 31, 1997 and 1996 respectively. Income resulting from this program was $200,000, $137,000 and $2,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

5.  MORTGAGE LOANS:
The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographical distribution of the mortgage loan portfolio.

                                                                                                DECEMBER 31,
                                                                                           ----------------------
                                                                                              1997        1996
                                                                                           ----------  ----------
                                                                                                 (IN 000'S)
California                                                                                 $  119,122  $  154,272
Massachusetts                                                                                  58,981      79,929
Michigan                                                                                       42,912      57,119
New York                                                                                       45,696      67,742
Ohio                                                                                           51,862      75,405
Pennsylvania                                                                                   97,949     115,584
Washington                                                                                     54,948      75,819
All other                                                                                     212,565     313,062
                                                                                           ----------  ----------
                                                                                           $  684,035  $  938,932
                                                                                           ----------  ----------
                                                                                           ----------  ----------

The Company has restructured mortgage loans totaling $26,284,000 and $29,261,000 at December 31, 1997 and 1996, respectively, against which there are allowances for losses of $3,026,000 and $5,893,000, respectively.

Mortgage loans from Sun Life (U.S.)'s portfolio with an approximate book value of $53,188,000 were included in a transaction also involving loans from the portfolios of other SLOC entities with an aggregate book value of $256 million, whereby such loans were securitized for sale to the public markets.

The Company has made commitments of mortgage loans on real estate into the future. The outstanding commitments for these mortgages amount to $12,300,000 and $9,800,000 at December 31, 1997 and 1996, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

6.  INVESTMENT GAINS AND LOSSES:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1997       1996       1995
                                                                                   ---------  ---------  ---------
                                                                                             (IN 000'S)
Net realized gains (losses)
Bonds                                                                              $   2,882  $   5,631  $   3,935
Common stock of affiliates                                                            21,195         --         --
Mortgage loans                                                                         3,837        763        292
Real estate                                                                            2,912        599        391
Other invested assets                                                                   (717)       567     (2,549)
                                                                                   ---------  ---------  ---------
                                                                                   $  30,109  $   7,560  $   2,069
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------
Changes in unrealized gains (losses):
Common stock of affiliates                                                         $  (2,894) $  (5,739) $      --
Mortgage loans                                                                         1,524       (600)    (1,574)
Real estate                                                                            3,377      4,624      3,583
Other invested assets                                                                   (854)        --         --
                                                                                   ---------  ---------  ---------
                                                                                   $   1,153  $  (1,715) $   2,009
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $6,321,000 in 1997, $7,710,000 in 1996, and $12,714,000 in 1995. All gains and losses are transferred net of applicable income taxes.

7.  NET INVESTMENT INCOME:
Net investment income consisted of:

                                                                                   YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------
                                                                                 1997        1996        1995
                                                                              ----------  ----------  ----------
                                                                                          (IN 000'S)
Interest income from bonds                                                    $  188,924  $  178,695  $  205,445
Income from investment in common stock of affiliates                              41,181      50,408      35,403
Interest income from mortgage loans                                               76,073      92,591      99,766
Real estate investment income                                                     17,161      16,249      14,979
Interest income from policy loans                                                  3,582       2,790       2,777
Other                                                                               (193)      1,710       2,672
                                                                              ----------  ----------  ----------
    Gross investment income                                                      326,728     342,443     361,042
                                                                              ----------  ----------  ----------
Interest on surplus notes and notes payable                                      (42,481)    (23,061)    (31,813)
Investment expenses                                                              (13,998)    (15,629)    (16,357)
                                                                              ----------  ----------  ----------
Net investment income                                                         $  270,249  $  303,753  $  312,872
                                                                              ----------  ----------  ----------
                                                                              ----------  ----------  ----------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

8.  DERIVATIVES:
The Company uses derivative instruments for interest risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and forward spread lock interest rate swaps.

In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains (losses) to specific hedged assets or liabilities, gains (losses) are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1997 and 1996 there were no futures contracts outstanding.

In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

Options are used to hedge the stock market interest exposure in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities. The Company's open positions are as follows:

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1997
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $     80,000       $  (2,891)
Foreign currency swap                                                                      1,700             208
Forward spread lock swaps                                                                 50,000             274
Asian Put Option S & P 500                                                                70,000             693

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1996
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $    429,000       $  (2,443)
Foreign currency swap                                                                      2,100              70
Forward spread lock swaps                                                                 50,000             (50)

The market value of swaps is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current credit worthiness of the counterparties. The Company is exposed to potential credit loss in the event of non-performance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES:
The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

9.  LEVERAGED LEASES (CONTINUED):
the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

The Company's net investment in leveraged leases is composed of the following elements:

                                                                                         YEARS ENDED DECEMBER
                                                                                                 31,
                                                                                        ----------------------
                                                                                           1997        1996
                                                                                        ----------  ----------
                                                                                              (IN 000'S)
Lease contracts receivable                                                              $   92,605  $  101,244
Less non-recourse debt                                                                     (92,589)   (101,227)
                                                                                        ----------  ----------
                                                                                                16          17
Estimated residual value of leased assets                                                   41,150      41,150
Less unearned and deferred income                                                          (10,324)    (11,501)
                                                                                        ----------  ----------
Investment in leveraged leases                                                              30,842      29,666
Less fees                                                                                     (163)       (188)
                                                                                        ----------  ----------
Net investment in leveraged leases                                                      $   30,679  $   29,478
                                                                                        ----------  ----------
                                                                                        ----------  ----------

The net investment is included as an other invested asset.

10. REINSURANCE:
The Company has agreements with SLOC which provide that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,381,000, $1,603,000 and $2,184,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

Effective January 1, 1991, the Company entered into an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997 SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, effective January 1, 1991, the Company entered into an agreement with SLOC which provides that SLOC will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Such death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $37,050,000, $35,161,000 and $11,821,000 for the years ended
December 31, 1997,1996 and 1995, respectively. The life reinsurance assumed agreement requires the reinsurer to withhold funds in amounts equal to the reserves assumed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

10. REINSURANCE (CONTINUED):
The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1997, 1996 and 1995 before the effect of reinsurance transactions with SLOC.

                                                                                YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                            1997          1996          1995
                                                                        ------------  ------------  ------------
                                                                                       (IN 000'S)
Income:
    Premiums, annuity deposits and other revenues                       $  2,230,980  $  1,858,145  $  1,619,337
    Net investment income and realized gains                                 300,669       312,870       315,967
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,531,649     2,171,015     1,935,304
                                                                        ------------  ------------  ------------
Benefits and Expenses:
    Policyholder benefits                                                  2,240,597     1,928,720     1,760,917
    Other expenses                                                           187,591       155,531       130,302
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,428,188     2,084,251     1,891,219
                                                                        ------------  ------------  ------------
Income from operations                                                  $    103,461  $     86,764  $     44,085
                                                                        ------------  ------------  ------------
                                                                        ------------  ------------  ------------

The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of decreasing income from operations by $2,658,000 in 1997, $46,000 in 1996, and by $1,599,000 in 1995.

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:
The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

                                                                                              DECEMBER 31, 1997
                                                                                        -----------------------------
                                                                                            AMOUNT       % OF TOTAL
                                                                                        --------------  -------------
                                                                                                 (IN 000'S)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                        $    3,415,394          25%
    At book value less surrender charges (surrender charge >5%)                              7,672,211          57
    At book value (minimal or no charge or adjustment)                                       1,259,698           9
Not subject to discretionary withdrawal provision                                            1,164,651           9
                                                                                        --------------         ---
Total annuity actuarial reserves and deposit liabilities                                $   13,511,954         100%
                                                                                        --------------         ---
                                                                                        --------------         ---

                                                                                              DECEMBER 31, 1996
                                                                                        -----------------------------
                                                                                            AMOUNT       % OF TOTAL
                                                                                        --------------  -------------
                                                                                                 (IN 000'S)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                        $    3,547,683          31%
    At book value less surrender charges (surrender charge >5%)                              5,626,117          48
    At book value (minimal or no charge or adjustment)                                       1,264,586          11
Not subject to discretionary withdrawal provision                                            1,218,157          10
                                                                                        --------------         ---
Total annuity actuarial reserves and deposit liabilities                                $   11,656,543         100%
                                                                                        --------------         ---
                                                                                        --------------         ---

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

12. RETIREMENT PLANS:
The Company participates with SLOC in a non contributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; currently the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

The Company's share of the group's accrued pension cost at December 31, 1997, 1996 and 1995 was $593,000, $446,000 and $420,000, respectively. The Company's share of net periodic pension cost was $146,000, $27,000 and $3,000, for 1997, 1996 and 1995, respectively.

The Company also participates with SLOC and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $259,000, $233,000 and $185,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

13. FAIR VALUE OF FINANCIAL INSTRUMENTS:
The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1997 and 1996:

                                                                  DECEMBER 31, 1997
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS:
Bonds                                                    $   2,451,731       $    2,569,199
Mortgages                                                      684,035              706,975
LIABILITIES:
Insurance reserves                                       $     123,128       $      123,128
Individual annuities                                           307,668              302,165
Pension products                                             1,527,433            1,561,108
Derivatives                                                         --               (1,716)

                                                                  DECEMBER 31, 1996
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS:
Bonds                                                    $   2,316,857       $    2,392,226
Mortgages                                                      938,932              958,909
LIABILITIES:
Insurance reserves                                       $     122,606       $      122,606
Individual annuities                                           373,488              367,878
Pension products                                             1,911,284            1,922,602
Derivatives                                                         --               (2,423)

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair values of derivative financial instruments are estimated using the process described in Note 8.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

14. STATUTORY INVESTMENT VALUATION RESERVES:
The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold.

The tables shown below present changes in the major elements of the AVR and IMR.

                                                                              1997                  1996
                                                                      --------------------  --------------------
                                                                         AVR        IMR        AVR        IMR
                                                                      ---------  ---------  ---------  ---------
                                                                           (IN 000'S)            (IN 000'S)
Balance, beginning of year                                            $  53,911  $  28,675  $  42,099  $  25,218
Net realized investment gains, net of tax                                17,400      6,321      3,160      5,011
Amortization of net investment gains                                         --     (1,166)        --     (1,557)
Unrealized investment gains (losses)                                     (2,340)        --      1,502         --
Required by formula                                                     (21,366)        --      7,150          3
                                                                      ---------  ---------  ---------  ---------
Balance, end of year                                                  $  47,605  $  33,830  $  53,911  $  28,675
                                                                      ---------  ---------  ---------  ---------
                                                                      ---------  ---------  ---------  ---------

15. FEDERAL INCOME TAXES:
The Company and its subsidiaries file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $31,000,000, $19,264,000 and $12,429,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

16. SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE):
On December 22, 1997, the Company issued a $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027. On May 9, 1997, the Company issued a short-term note of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

The Company had issued and outstanding surplus notes to SLOC with an aggregate carrying value of $335,000,000, during the period 1982 through January 16, 1996 at interest rates between 7.25% and 10%. The Company repaid all principal and interest associated with these surplus notes on January 16, 1996.

On December 19, 1995 the Company issued surplus notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semi-annually.

Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner. In addition, with regard to surplus notes outstanding through January 16, 1996, subsequent to December 31, 1994 interest payments required

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

16. SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE) (CONTINUED):
the consent of the Delaware Insurance Commissioner. Payment of principal and interest on the notes issued in 1995 and in 1997 also requires the consents of the Delaware Insurance Commissioner and Canadian Office of the Superintendent of Financial Institutions.

The Company obtained the required consents and expensed $42,481,000, $23,061,000 and $31,813,000 for interest on surplus notes and notes payable for the years ended December 31, 1997, 1996 and 1995, respectively.

17. MANAGEMENT AND SERVICE CONTRACTS:
The Company has an agreement with SLOC which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $15,997,000 in 1997, $20,192,000 in 1996, and $20,293,000 in 1995.

18. RISK-BASED CAPITAL:
Effective December 31, 1993 the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1997 and 1996.

19. ACCOUNTING POLICIES AND PRINCIPLES:
The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

Other differences between statutory accounting practices and GAAP include the following: statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP - deferred policy acquisition costs, deferred federal income taxes and statutory non-admitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Company's management uses financial information prepared in conformity with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120 "Accounting and Reporting by Mutual Insurance Enterprises and by Insurance Enterprises for Certain Long

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

19. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED):
Duration Participating Contracts" exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

    We have audited the accompanying statutory statements of admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1997 and 1996, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    As described more fully in Notes 1 and 19 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1997 and 1996, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1997 on the basis of accounting described in Notes 1 and 19.

    However, because of the effects of the matter discussed in the second preceding paragraph, in our opinion, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1997 and 1996 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1997.

    As management has stated in Note 19, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 5, 1998

                                   APPENDIX A

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS:

    Suppose the net asset value of a Series Fund share at the end of the current Valuation Period is $18.38; at the end of the immediately preceding Valuation Period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003133 (the daily equivalent of the current maximum charge of 1.15% on an annual basis) gives a Net Investment Factor of 1.00324378. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been 14.5645672, the value for the current Valuation Period would be
14.6118115 (14.5645672 X 1.00324378).

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATIONS:

    Suppose the circumstances of the first example exist, and the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. If the first Variable Annuity payment is determined by using an annuity payment based on an assumed interest rate of three percent (3%) per year, the value of the Annuity Unit for the current Valuation Period would be 12.3847226 (12.3456789 X 1.00324378 (the Net Investment Factor) X 0.99991902). 0.99991902
is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of three percent (3%) per year used to establish the Annuity Payment Rates found in the Contract.

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS:

    Suppose that a Participant's Account is credited with 8,765.4321 Variable Accumulation Units of a particular Sub-Account but is not credited with any fixed accumulation units; that the Variable Accumulation Unit value and the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date are 14.5645672 and
12.3456789 respectively; that the Annuity Payment Rate for the age and option elected is $6.78 per $1,000; and that the Annuity Unit value on the day prior to the second variable annuity payment date is 12.3847226. The first Variable Annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of Annuity Units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second Variable Annuity payment would be $868.31 (70.1112 X 12.3847226).

                                   APPENDIX B
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)

FULL SURRENDER:

    Assume a Purchase Payment of $40,000 is made on the Date of Coverage, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents two examples of the withdrawal charge resulting from a full surrender of the Participant's Account, based on hypothetical Account Values.

                                                           WITHDRAWAL
 NUMBER OF YEARS PURCHASE    HYPOTHETICAL    PURCHASE        CHARGE       WITHDRAWAL CHARGE
    PAYMENT IN ACCOUNT      ACCOUNT VALUE     PAYMENT      PERCENTAGE          AMOUNT
--------------------------  --------------  -----------  ---------------  -----------------
Less than one                 $   41,000     $  40,000           1.0%         $     400
One or greater                $   44,000     $  40,000           0.0%         $       0

Minimum Distribution withdrawals from a Qualified Contract will not incur a withdrawal charge.

PARTIAL SURRENDER

    Assume a Purchase Payment of $40,000 is made on the Date of Coverage, no additional Purchase Payments are made and there is a sequence of two partial withdrawals made prior to the end of the first Year of $9,000 and $32,000.

                             PARTIAL     PURCHASE      WITHDRAWAL
            HYPOTHETICAL   WITHDRAWAL     PAYMENT        CHARGE        WITHDRAWAL
           ACCOUNT VALUE     AMOUNT     LIQUIDATED     PERCENTAGE     CHARGE AMOUNT
           --------------  -----------  -----------  ---------------  -------------
1.           $   41,000     $   9,000    $   9,000          1.00%       $      90
2.           $   36,000     $  32,000    $  31,000          1.00%       $     310

1. The $9,000 partial withdrawal during the first Year incurs a 1% withdrawal charge, totaling $90.

2. The 1% withdrawal charge applies only to $31,000 of the $32,000 withdrawn. The withdrawal charge is not applied to the total partial withdrawal because the amount of the unliquidated Purchase Payment of $31,000 ($40,000 - $9,000) is less than the withdrawal amount.

    Minimum Distribution withdrawals from a Qualified Contract will not incur a withdrawal charge.

PART 2--FIXED ACCOUNT--EXAMPLES OF THE MARKET VALUE ADJUSTMENT (MVA)

    The MVA factor is:

                                                  N/12
                      1 + I
                    ( -----  )TO THE POWER OF          -1
                      1 + J

    These examples assume the following:

        1. the Guarantee Amount was allocated to a one year Guarantee Period with a Guaranteed Interest Rate of 4% or .04 (l).

        2. the date of full surrender is six months from the Expiration Date (N = 6).

        3. the value of the Guarantee Amount on the date of surrender is $40,792.16.

        4. no transfers or partial withdrawals affecting this Guarantee Amount have been made

        5. withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

    Assume that on the date of surrender the Current Rate (J) is 5% or .05.

                                   N/12
                         1 + l
    The MVA factor =   ( ------  )       -1
                         1 + J
                                   6/12
                         1 + .04
                   =   ( ------  )       -1
                         1 + .05

                   = - .0047733

    The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA.

                      ($40,792.16) X (-.0047733) = -$194.71

    -$194.71 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

    For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000 X -.0047733) = -$9.55.

    -$9.55 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:
    Assume that on the date of surrender the Current Rate (J) is 3% or .03.

                                   N/12
                         1 + I
    The MVA factor =   ( ------  )       -1
                         1 + J
                                   6/12
                         1 + .04
                   =   ( ------  )       -1
                         1 + .03

                   =   .00484264

    The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA.

                        $40,792.16 X .00484264 = $197.54

    $197.54 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

    For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be $2,000 X .00484264 = $9.69.

    $9.69 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                                   APPENDIX C
                        CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN:

    The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below the table. For purposes of determining these investment results, the actual investment performance of each Series of the Series Fund is reflected from the date such Series commenced investment operations ("Inception"), although the Contracts have been offered only since October, 1996. No information is shown for the Bond Series, Equity Income Series, Massachusetts Investors Growth Stock Series, New Discovery Series, Research International Series and Strategic Income Series as such series had not yet commenced operations as of December 31, 1997.

                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 1997

                                           1 YEAR    5 YEAR    10 YEAR                  DATE OF
                                           PERIOD    PERIOD    PERIOD     LIFE*        INCEPTION
                                           -------   -------   -------   -------   -----------------
 Capital Appreciation Series.............   21.04%   16.47%    16.51%      --       August 13, 1985
 Capital Opportunities Series**..........   25.59%     --        --      22.17%      June 3, 1996
 Conservative Growth Series..............   29.50%   17.84%      --      16.75%    December 5, 1986
 Government Securities Series............    7.13%    5.22%     7.06%      --       August 12, 1985
 High Yield Series.......................   11.42%    9.84%     9.52%      --       August 13, 1985
 International Growth Series.............   (3.10)%    --        --      (3.54)%     June 3, 1996
 International Growth and Income
  Series.................................    4.95%     --        --       4.19%     October 2, 1995
 Managed Sectors Series..................   23.72%   13.40%      --      16.08%      May 27, 1988
 MFS/Foreign & Colonial Emerging Markets
  Equity Series..........................    8.74%     --        --       4.95%      June 5, 1996
 Money Market Series.....................    3.44%    2.88%     4.04%      --       August 29, 1985
 Research Series.........................   18.42%     --        --      22.79%    November 7, 1994
 Research Growth and Income Series.......    --        --        --       8.56%      May 12, 1997
 Total Return Series.....................   19.58%   12.09%      --      11.12%      May 16, 1988
 Utilities Series........................   30.77%     --        --      17.03%    November 16, 1993
 World Asset Allocation Series...........    9.25%     --        --      13.94%    November 7, 1994
 World Governments Series................   (2.15)%   5.13%      --       6.46%      May 16, 1988
 World Growth Series.....................   13.58%     --        --      11.48%    November 16, 1993
 World Total Return Series...............   12.33%     --        --      13.30%    November 7, 1994

---------
* From commencement of investment operations.
**Before May 1, 1998, called the Value Series.

The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnote above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                           P(1 + T) exponent n = ERV

      Where: P = a hypothetical initial Purchase Payment
                 of $1,000
             T = average annual total return for the
                 period
             n = number of years
           ERV = redeemable value (as of the end of the period) of a hypothetical $1,000
                 Purchase Payment made at the beginning
                 of the 1-year, 5-year, or 10-year period
                 (or fractional portion thereof)

   The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period; and 3) there will be a full surrender at the end of the period.

    As the Contracts have only been offered since October, 1996, the $50 Account Fee has been allocated equally among the Sub-Accounts. In future calculations, the $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Certificates that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Certificate may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Certificate over these same time periods may have been different from that shown above.

NON-STANDARDIZED INVESTMENT PERFORMANCE:

    The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a "cumulative" and/or "annualized" basis.

    "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

    "Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                    NON-STANDARDIZED INVESTMENT PERFORMANCE:
$10,000 INVESTED IN                       ...WOULD HAVE GROWN TO THIS AMOUNT ON
THIS SUB-ACCOUNT UNDER A                            DECEMBER 31, 1997*
REGATTA CLASSIC CONTRACT,
THIS MANY YEARS AGO...

                        CAPITAL APPRECIATION SERIES                            GOVERNMENT SECURITIES SERIES
            ----------------------------------------------------   ----------------------------------------------------
 NUMBER                                    CUMULATIVE   COMPOUND                                  CUMULATIVE   COMPOUND
   OF                                        GROWTH      GROWTH                                     GROWTH      GROWTH
  YEARS         PERIODS         AMOUNT        RATE        RATE         PERIODS         AMOUNT        RATE        RATE
---------   ----------------  -----------  ----------   --------   ----------------  -----------  ----------   --------
    1       12/31/96-12/31/97 $ 12,142.54     21.43%      21.43%   12/31/96-12/31/97 $ 10,724.62     7.25%        7.25%
    2       12/31/95-12/31/97 $ 14,580.59     45.81%      20.75%   12/31/95-12/31/97 $ 10,771.64     7.72%        3.79%
    3       12/31/94-12/31/97 $ 19,382.95     93.83%      24.68%   12/31/94-12/31/97 $ 12,528.41    25.28%        7.80%
    4       12/31/93-12/31/97 $ 18,472.96     84.73%      16.58%   12/31/93-12/31/97 $ 12,118.68    21.19%        4.92%
    5       12/31/92-12/31/97 $ 21,549.94    115.50%      16.60%   12/31/92-12/31/97 $ 13,021.95    30.22%        5.42%
   10       12/31/87-12/31/97 $ 46,403.84    364.04%      16.59%   12/31/87-12/31/97 $ 20,107.80   101.08%        7.23%
  Life      8/13/85-12/31/97  $ 60,104.86    501.05%      15.57%   8/12/85-12/31/97  $ 24,535.32   145.35%        7.51%


                            MONEY MARKET SERIES                                   MANAGED SECTORS SERIES
            ----------------------------------------------------   ----------------------------------------------------
 NUMBER                                    CUMULATIVE   COMPOUND                                  CUMULATIVE   COMPOUND
   OF                                        GROWTH      GROWTH                                     GROWTH      GROWTH
  YEARS         PERIODS         AMOUNT        RATE        RATE         PERIODS         AMOUNT        RATE        RATE
---------   ----------------  -----------  ----------   --------   ----------------  -----------  ----------   --------
    1       12/31/96-12/31/97 $ 10,362.16      3.62%       3.62%   12/31/96-12/31/97 $ 12,391.16    23.91%       23.91%
    2       12/31/95-12/31/97 $ 10,746.41      7.46%       3.66%   12/31/95-12/31/97 $ 14,397.58    43.98%       19.99%
    3       12/31/94-12/31/97 $ 11,203.49     12.03%       3.86%   12/31/94-12/31/97 $ 18,819.95    88.20%       23.46%
    4       12/31/93-12/31/97 $ 11,486.14     14.86%       3.52%   12/31/93-12/31/97 $ 18,248.32    82.48%       16.23%
    5       12/31/92-12/31/97 $ 11,653.94     16.54%       3.11%   12/31/92-12/31/97 $ 18,773.52    87.74%       13.43%
   10       12/31/87-12/31/97 $ 15,143.26     51.43%       4.24%
  Life      8/29/85-12/31/97  $ 16,868.52     68.69%       4.33%   5/27/88-12/31/97  $ 41,910.68   319.11%       16.09%

                          WORLD GOVERNMENTS SERIES                              CONSERVATIVE GROWTH SERIES
            ----------------------------------------------------   ----------------------------------------------------
 NUMBER                                    CUMULATIVE   COMPOUND                                  CUMULATIVE   COMPOUND
   OF                                        GROWTH      GROWTH                                     GROWTH      GROWTH
  YEARS         PERIODS         AMOUNT        RATE        RATE         PERIODS         AMOUNT        RATE        RATE
---------   ----------------  -----------  ----------   --------   ----------------  -----------  ----------   --------
    1       12/31/96-12/31/97 $  9,788.79     (2.11)%     (2.11)%  12/31/96-12/31/97 $ 13,013.58    30.14%       30.14%
    2       12/31/95-12/31/97 $ 10,123.29      1.23%       0.61%   12/31/95-12/31/97 $ 16,129.57    61.30%       27.00%
    3       12/31/94-12/31/97 $ 11,574.89     15.75%       5.00%   12/31/94-12/31/97 $ 21,915.84   119.16%       29.89%
    4       12/31/93-12/31/97 $ 10,929.89      9.30%       2.25%   12/31/93-12/31/97 $ 21,426.84   114.27%       20.99%
    5       12/31/92-12/31/97 $ 12,844.78     28.45%       5.13%   12/31/92-12/31/97 $ 22,965.43   129.65%       18.09%
  Life      5/16/88-12/31/97  $ 18,277.19     82.77%       6.46%   11/8/92-12/31/97  $ 26,290.54   162.91%       17.02%

$10,000 INVESTED IN                       ...WOULD HAVE GROWN TO THIS AMOUNT ON
THIS SUB-ACCOUNT UNDER A                            DECEMBER 31, 1997*
REGATTA CLASSIC CONTRACT
THIS MANY YEARS AGO...

                              UTILITIES SERIES                                     WORLD GROWTH SERIES
            ----------------------------------------------------   ----------------------------------------------------
 NUMBER                                    CUMULATIVE   COMPOUND                                  CUMULATIVE   COMPOUND
   OF                                        GROWTH      GROWTH                                     GROWTH      GROWTH
  YEARS         PERIODS         AMOUNT        RATE        RATE         PERIODS         AMOUNT        RATE        RATE
---------   ----------------  -----------  ----------   --------   ----------------  -----------  ----------   --------
    1       12/31/96-12/31/97 $ 13,091.53     30.92%      30.92%   12/31/96-12/31/97 $ 11,372.50    13.73%       13.73%
    2       12/31/95-12/31/97 $ 15,574.54     55.75%      24.80%   12/31/95-12/31/97 $ 12,713.52    27.14%       12.75%
    3       12/31/94-12/31/97 $ 20,386.71    103.87%      26.80%   12/31/94-12/31/97 $ 14,579.18    45.79%       13.39%
    4       12/31/93-12/31/97 $ 19,234.20     92.34%      17.77%   12/31/93-12/31/97 $ 14,836.16    48.36%       10.36%
  Life      11/16/93-12/31/97 $ 19,163.19     91.63%      17.07%   11/16/93-12/31/97 $ 15,760.25    57.60%       11.66%

                              RESEARCH SERIES                                 WORLD ASSET ALLOCATION SERIES
            ----------------------------------------------------   ----------------------------------------------------
 NUMBER                                    CUMULATIVE   COMPOUND                                  CUMULATIVE   COMPOUND
   OF                                        GROWTH      GROWTH                                     GROWTH      GROWTH
  YEARS         PERIODS         AMOUNT        RATE        RATE         PERIODS         AMOUNT        RATE        RATE
---------   ----------------  -----------  ----------   --------   ----------------  -----------  ----------   --------
    1       12/31/96-12/31/97 $ 11,916.69     19.17%      19.17%   12/31/96-12/31/97 $ 10,934.17     9.34%        9.34%
    2       12/31/95-12/31/97 $ 14,583.32     45.83%      20.76%   12/31/95-12/31/97 $ 12,534.30    25.34%       11.96%
    3       12/31/94-12/31/97 $ 19,816.69     98.17%      25.61%   12/31/94-12/31/97 $ 15,073.62    50.74%       14.66%
  Life      11/7/94-12/31/97  $ 19,547.22     95.47%      23.71%   11/7/94-12/31/97  $ 15,132.86    51.33%       14.05%
                                                                      MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY
                       CAPITAL OPPORTUNITIES SERIES**                                     SERIES
            ----------------------------------------------------   ----------------------------------------------------
 NUMBER                                    CUMULATIVE   COMPOUND                                  CUMULATIVE   COMPOUND
   OF                                        GROWTH      GROWTH                                     GROWTH      GROWTH
  YEARS         PERIODS         AMOUNT        RATE        RATE         PERIODS         AMOUNT        RATE        RATE
---------   ----------------  -----------  ----------   --------   ----------------  -----------  ----------   --------
    1       12/31/96-12/31/97 $ 12,583.08     25.83%      25.83%   12/31/96-12/31/97 $ 10,888.25     8.88%        8.88%
  Life       6/3/96-12/31/97  $ 13,761.63     37.62%      22.43%    6/5/96-12/31/97  $ 10,815.31     8.15%        5.11%
                             HIGH YIELD SERIES                                     TOTAL RETURN SERIES
            ----------------------------------------------------   ----------------------------------------------------
 NUMBER                                    CUMULATIVE   COMPOUND                                  CUMULATIVE   COMPOUND
   OF                                        GROWTH      GROWTH                                     GROWTH      GROWTH
  YEARS         PERIODS         AMOUNT        RATE        RATE         PERIODS         AMOUNT        RATE        RATE
---------   ----------------  -----------  ----------   --------   ----------------  -----------  ----------   --------
    1       12/31/96-12/31/97 $ 11,164.81     11.65%      11.65%   12/31/96-12/31/97 $ 12,028.46    20.28%       20.28%
    2       12/31/95-12/31/97 $ 12,371.67     23.72%      11.23%   12/31/95-12/31/97 $ 13,554.25    35.54%       16.42%
    3       12/31/94-12/31/97 $ 14,314.96     43.15%      12.70%   12/31/94-12/31/97 $ 16,983.37    69.83%       19.31%
    4       12/31/93-12/31/97 $ 13,836.41     38.36%       8.46%   12/31/93-12/31/97 $ 16,410.49    64.10%       13.18%
    5       12/31/92-12/31/97 $ 16,104.69     61.05%      10.00%   12/31/92-12/31/97 $ 18,395.33    83.95%       12.96%
   10       12/31/87-12/31/97 $ 25,151.02    151.51%       9.66%
  Life      8/13/85-12/31/97  $ 29,486.23    194.86%       9.12%   5/16/88-12/31/97  $ 29,391.74   193.92%       11.84%
                   INTERNATIONAL GROWTH AND INCOME SERIES                      INTERNATIONAL GROWTH SERIES
            ----------------------------------------------------   ----------------------------------------------------
 NUMBER                                    CUMULATIVE   COMPOUND                                  CUMULATIVE   COMPOUND
   OF                                        GROWTH      GROWTH                                     GROWTH      GROWTH
  YEARS         PERIODS         AMOUNT        RATE        RATE         PERIODS         AMOUNT        RATE        RATE
---------   ----------------  -----------  ----------   --------   ----------------  -----------  ----------   --------
    1       12/31/96-12/31/97 $ 10,505.15      5.05%       5.50%   12/31/96-12/31/97 $  9,700.99    (2.99)%      (2.99)%
    2       12/31/95-12/31/97 $ 10,892.33      8.92%       4.37%
  Life      10/2/95-12/31/97  $ 11,001.46     10.01%       4.33%    6/3/96-12/31/97  $  9,468.78    (5.31)%      (3.40)%
                           EMERGING GROWTH SERIES                               WORLD TOTAL RETURN SERIES
            ----------------------------------------------------   ----------------------------------------------------
 NUMBER                                    CUMULATIVE   COMPOUND                                  CUMULATIVE   COMPOUND
   OF                                        GROWTH      GROWTH                                     GROWTH      GROWTH
  YEARS         PERIODS         AMOUNT        RATE        RATE         PERIODS         AMOUNT        RATE        RATE
---------   ----------------  -----------  ----------   --------   ----------------  -----------  ----------   --------
    1       12/31/96-12/31/97 $ 12,026.24     20.26%      20.26%   12/31/96-12/31/97 $ 11,238,26    12.38%       12.38%
    2       12/31/95-12/31/97 $ 13,919.77     39.20%      17.98%   12/31/95-12/31/97 $ 12,694.50    26.94%       12.67%
    3                                                              12/31/94-12/31/97 $ 14,799.99    48.00%       13.96%
  Life      9/28/95-12/31/97  $ 17,504.60     75.05%      28.11%   11/7/94-12/31/97  $ 14,832.73    48.33%       13.33%

------------------------------
 *For purposes of determining these investment results, the actual investment performance of each series of the Series Fund is reflected from the date such series commenced investment operations, although the Contracts have been offered only since October, 1996. No information is shown for the Bond Series, Equity Income Series, Massachusetts Investors Growth Stock Series, New Discovery Series, Research International Series and Strategic Income Series as such series had not yet commenced operations as of December 31, 1997. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.
**Before May 1, 1998, called the Value Series.

                        ADVERTISING AND SALES LITERATURE

    As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:
    A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

    DUFF & PHELPS CREDIT RATING COMPANY's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

    LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

    STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

    VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds included in variable contracts.

    MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating on insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

    STANDARD & POOR'S INDEX--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

    NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

    DOW JONES INDUSTRIAL AVERAGE (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

    MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g., aggressive, moderate or conservative) and "style box" matricies. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

    IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a varity of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

    In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company intends to illustrate the advantages of the Contracts in a number of ways:

    DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

    SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Code Section 401(a)(9) in the case of Qualified Contracts, or permitted under Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

    THE COMPANY'S OR MFS'S CUSTOMERS. Sales literature for the Variable Account and the Series Fund may refer to the number of clients which they serve. As of the date of this Prospectus MFS serves approximately 2.9 million investor accounts.

    THE COMPANY'S OR MFS'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at year-end 1996 the Company was the 38th largest U.S. life insurance company based upon overall assets and its parent company, Sun Life Assurance Company of Canada, was the 19th largest.

    COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a Participant makes regular deposits to his or her account.

    The Company may use hypothetical illustrations of the benefits of tax deferral.

                                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                   ANNUITY SERVICE MAILING ADDRESS:
                                   RETIREMENT PRODUCTS AND SERVICES
                                   P.O. BOX 1024
                                   BOSTON, MASSACHUSETTS 02103

                                   TELEPHONE:
                                   Toll Free (800) 752-7215
                                   In Massachusetts (617) 348-9600

                                   GENERAL DISTRIBUTOR
                                   Clarendon Insurance Agency, Inc.
                                   One Sun Life Executive Park
                                   Wellesley Hills, Massachusetts 02181

                                   LEGAL COUNSEL
                                   Covington & Burling
                                   1201 Pennsylvania Avenue, N.W.
                                   P.O. Box 7566
                                   Washington, D.C. 20044

                                   AUDITORS
                                   Deloitte & Touche LLP
                                   125 Summer Street
                                   Boston, Massachusetts 02110

CLASSIC-

        SUPPLEMENT DATED MARCH   , 1999 TO PROSPECTUS DATED MAY 1, 1998
                              MFS REGATTA CLASSIC
                                   ISSUED BY
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                              -------------------

    The following statutory financial statements of the Company for the nine months ended September 30, 1998 and 1997 and Management's Discussion and Analysis of Financial Conditions and Results of Operations at September 30, 1998 are hereby attached to and made a part of the Prospectus.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS

                                                                             SEPTEMBER 30,    DECEMBER 31,
                                                                                  1998            1997
                                                                             --------------  --------------
                                                                                       (IN 000'S)
ADMITTED ASSETS
    Bonds                                                                     $  1,878,905   $    1,910,699
    Common stocks                                                                  127,545          117,229
    Mortgage loans on real estate                                                  554,135          684,035
    Properties acquired in satisfaction of debt                                     17,330           22,475
    Investment real estate                                                          78,040           78,426
    Policy loans                                                                    42,149           40,348
    Cash & short-term investments                                                  197,542          544,418
    Other invested assets                                                           62,787           55,716
    Life insurance premiums and annuity considerations due & uncollected             7,790            9,203
    Investment income due and accrued                                               38,507           39,279
    Receivable from parent, subsidiaries and affiliates                                  0           28,825
    Funds withheld on reinsurance assumed                                        1,062,112          982,653
    Other assets                                                                    23,923            1,841
                                                                             --------------  --------------
    General account assets                                                       4,090,765        4,515,147
    Separate account assets
      Unitized                                                                  10,091,576        9,068,021
      Non-unitized                                                               2,161,951        2,343,877
                                                                             --------------  --------------
    Total Admitted Assets                                                     $ 16,344,292   $   15,927,045
                                                                             --------------  --------------
                                                                             --------------  --------------
LIABILITIES
    Aggregate reserve for life policies and contracts                         $  2,283,326   $    2,188,243
    Supplementary contracts                                                          1,787            2,247
    Policy and contract claims                                                       3,436            2,460
    Provision for policyholders' dividends and coupons payable                      37,000           32,500
    Liability for premium and other deposit funds                                1,080,881        1,450,705
    Surrender values on cancelled policies                                             142              215
    Interest maintenance reserve                                                    38,409           33,830
    Commissions to agents due or accrued                                             2,114            2,826
    General expenses due or accrued                                                  8,098            7,202
    Transfers from Separate Accounts due or accrued                               (379,065)        (284,078)
    Taxes, licenses and fees due or accrued, excluding FIT                             108              105
    Federal income taxes due or accrued                                             61,628           58,073
    Unearned investment income                                                          26               34
    Amounts withheld or retained by company as agent or trustee                        342               47
    Remittances and items not allocated                                              2,038            1,363
    Borrowed money                                                                       0          110,142
    Asset valuation reserve                                                         43,359           47,605
    Reinsurance in unauthorized companies                                              964                0
    Payable to parent, subsidiaries, and affiliates                                 27,206                0
    Payable for securities                                                          23,404           27,104
    Other liabilities                                                               19,022            1,959
                                                                             --------------  --------------
    General account liabilities                                                  3,254,225        3,682,582
    Separate account liabilities
      Unitized                                                                  10,091,396        9,067,891
      Non-unitized                                                               2,161,951        2,343,877
                                                                             --------------  --------------
    Total liabilities                                                           15,507,572       15,094,350
                                                                             --------------  --------------
    Common capital stock                                                             5,900            5,900
                                                                             --------------  --------------
    Surplus notes                                                                  565,000          565,000
    Gross paid in and contributed surplus                                          199,355          199,355
    Unassigned funds                                                                66,465           62,440
                                                                             --------------  --------------
    Surplus                                                                        830,820          826,795
                                                                             --------------  --------------
    Total common capital stock and surplus                                         836,720          832,695
                                                                             --------------  --------------
    Total Liabilities, Capital Stock and Surplus                              $ 16,344,292   $   15,927,045
                                                                             --------------  --------------
                                                                             --------------  --------------

                  SEE NOTES TO UNAUDITED FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
    (Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS

                                             NINE MONTHS ENDED
                                               SEPTEMBER 30,
                                           ----------------------
                                              1998        1997
                                           ----------  ----------
                                                 (IN 000'S)
 INCOME:
     Premiums and annuity considerations   $  203,852  $  181,809
     Deposit-type funds                     1,564,472   1,691,235
     Considerations for supplementary
      contracts without life
      contingencies and dividend
      accumulations                             1,424         940
     Net investment income                    144,129     209,363
     Amortization of interest maintenance
      reserve                                   1,504         813
     Net gain from operations from
      Separate Accounts Statement                   1           4
     Other income                              80,779      73,614
                                           ----------  ----------
     Total                                  1,996,161   2,157,778
                                           ----------  ----------
 BENEFITS AND EXPENSES
     Death benefits                            17,892      15,994
     Annuity benefits                         113,713     109,690
     Surrender benefits and other fund
      withdrawals                           1,466,827   1,388,459
     Interest on policy or contract funds         461         194
     Payments on supplementary contracts
      without life contingencies and of
      dividend accumulations                    1,946         766
     Increase in aggregate reserves for
      life and accident and health
      policies and contracts                   95,083      92,567
     Decrease in liability for premium
      and other deposit funds                (369,825)   (349,640)
     Increase (decrease) in reserve for
      supplementary contracts without
      life contingencies and for dividend
      and coupon accumulations                   (461)        255
                                           ----------  ----------
     Total                                  1,325,636   1,258,285
     Commissions on premiums and annuity
      considerations (direct business
      only)                                   102,544     104,650
     Commissions and expense allowances
      on reinsurance assumed                   13,032      12,858
     General insurance expenses                42,788      31,150
     Insurance taxes, licenses and fees,
      excluding federal income taxes            5,213       6,175
     Decrease in loading on and cost of
      collection in excess of loading on
      deferred and uncollected premiums          (331)       (286)
     Net transfers to Separate Accounts       396,163     621,996
                                           ----------  ----------
     Total                                  1,885,045   2,034,828
                                           ----------  ----------
     Net gain from operations before
      dividends to policyholders and FIT      111,116     122,950
     Dividends to policyholders                31,019      24,227
                                           ----------  ----------
     Net gain from operations after
      dividends to policyholders and
      before FIT                               80,097      98,723
     Federal income tax expense (benefit)
      (excluding tax on capital gains)         32,206        (833)
                                           ----------  ----------
     Net gain from operations after
      dividends to policyholders and FIT
      and before realized capital gains        47,891      99,556
     Net realized capital gains less
      capital gains tax and transferred
      to the IMR                                4,807       5,183
                                           ----------  ----------
 NET INCOME                                $   52,698  $  104,739
                                           ----------  ----------
                                           ----------  ----------

             SEE NOTES TO UNAUDITED STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
    (Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS

                                           THREE MONTHS ENDED
                                             SEPTEMBER 30,
                                           ------------------
                                             1998      1997
                                           --------  --------
                                               (IN 000'S)
 INCOME:
     Premiums and annuity considerations   $ 67,719  $ 63,122
     Deposit-type funds                     568,447   530,735
     Considerations for supplementary
      contracts without life
      contingencies and dividend
      accumulations                             280       390
     Net investment income                   44,398    68,033
     Amortization of interest maintenance
      reserve                                   581       432
     Net gain from operations from
      Separate Accounts                          (2)        4
     Statement
     Other income                            27,400    27,226
                                           --------  --------
     Total                                  708,823   689,942
                                           --------  --------
 BENEFITS AND EXPENSES
     Death benefits                           2,059     9,624
     Annuity benefits                        40,636    38,763
     Surrender benefits and other fund
      withdrawals                           478,645   494,811
     Interest on policy or contract funds       199        39
     Payments on supplementary contracts
      without life contingencies and of
      dividend accumulations                    747       315
     Increase in aggregate reserves for
      life and accident and health
      policies and contracts                 36,834    26,880
     Decrease in liability for premium
      and other deposit funds               (88,386) (123,462)
     Increase (decrease) in reserve for
      supplementary contracts without
      life contingencies and for dividend
      and coupon accumulations                 (447)      110
                                           --------  --------
     Total                                  470,287   447,080
     Commissions on premiums and annuity
      considerations (direct business
      only)                                  35,929    33,663
     Commissions and expense allowances
      on reinsurance assumed                  4,806     4,502
     General insurance expenses              13,004    12,267
     Insurance taxes, licenses and fees,
      excluding federal income taxes          1,483     1,698
     Decrease in loading on and cost of
      collection in excess of loading on
      deferred and uncollected premiums         (98)      (56)
     Net transfers to Separate Accounts     138,845   148,926
                                           --------  --------
     Total                                  664,256   648,080
                                           --------  --------
     Net gain from operations before
      dividends to policyholders and FIT     44,567    41,862
     Dividends to policyholders              11,111     8,114
                                           --------  --------
     Net gain from operations after
      dividends to policyholders and
      before FIT                             33,456    33,748
     Federal income tax expense (benefit)
      (excluding tax on capital gains)       17,652    (6,193)
                                           --------  --------
     Net gain from operations after
      dividends to policyholders and FIT
      and before realized capital gains      15,804    39,941
     Net realized capital gains less
      capital gains tax and transferred
      to the IMR                              1,692     3,164
                                           --------  --------
 NET INCOME                                $ 17,496  $ 43,105
                                           --------  --------
                                           --------  --------

             SEE NOTES TO UNAUDITED STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

    (Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                                                                                 NINE MONTHS ENDED
                                                                                   SEPTEMBER 30,
                                                                                  1998        1997
                                                                               ----------  ----------
                                                                                     (IN 000'S)
Capital and surplus, beginning of period                                       $  832,695  $  567,143
                                                                               ----------  ----------
Net income                                                                         52,698     104,739
Change in net unrealized capital gains                                             (1,421)      2,329
Change in non-admitted assets and related items                                      (581)        556
Change in liability for reinsurance in unauthorized companies                        (964)          0
Change in asset valuation reserve                                                   4,245      (9,092)
Other changes in surplus in Separate Accounts Statement                                48           0
Dividends to stockholders                                                         (50,000)          0
                                                                               ----------  ----------
Net change in capital and surplus for the period                                    4,025      98,532
                                                                               ----------  ----------
Capital and surplus, end of period                                             $  836,720  $  665,675
                                                                               ----------  ----------
                                                                               ----------  ----------

             SEE NOTES TO UNAUDITED STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW

                                               NINE MONTHS ENDED
                                                 SEPTEMBER 30,
                                               1998         1997
                                            -----------  -----------
                                                   (IN 000'S)
 Cash Provided
   Premiums, annuity considerations and
     deposit funds received                 $ 1,770,069  $ 1,875,447
   Considerations for supplementary
     contracts and dividend accumulations
     received                                     1,424          940
   Net investment income received               182,263      236,074
   Other income received                         82,206       73,614
                                            -----------  -----------
 Total receipts                               2,035,962    2,186,075
                                            -----------  -----------
   Benefits paid (other than dividends)       1,599,475    1,513,599
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes)                       166,425      147,956
   Net cash transfers to Separate Accounts      491,151      683,534
   Dividends paid to policyholders               26,519       20,477
   Federal income tax payments (excluding
     tax on capital gains)                       28,224         (317)
   Other--net                                       461          194
                                            -----------  -----------
 Total payments                               2,312,255    2,365,443
                                            -----------  -----------
 Net cash from operations                      (276,293)    (179,368)
                                            -----------  -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $428,228 for 1998, $374,528 for 1997)    1,075,039      820,973
   Other cash provided                          (50,530)     607,676
                                            -----------  -----------
 Total cash provided                          1,024,509    1,428,649
                                            -----------  -----------
 Cash Applied
   Cost of long-term investments acquired       919,918      554,900
   Other cash applied                           175,174      135,425
                                            -----------  -----------
 Total cash applied                           1,095,092      690,325
                                            -----------  -----------
 Net change in cash and short-term
   investments                                 (346,877)     558,956
 Cash and short-term investments:
 Beginning of period                            544,418       90,059
                                            -----------  -----------
 End of period                              $   197,542  $   649,015
                                            -----------  -----------
                                            -----------  -----------

             SEE NOTES TO UNAUDITED STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO UNAUDITED FINANCIAL STATEMENTS

(1) GENERAL
In management's opinion all adjustments, which include only normal recurring adjustments, necessary for a fair presentation of the financial statements have been made.

(2) MANAGEMENT AND SERVICE CONTRACTS
The Company has an agreement with its ultimate parent, Sun Life Assurance Company of Canada ('SLOC') which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $2,879,000 and $15,677,000 for the three and nine month periods in 1998 and $5,337,000 and $13,871,000 for the same periods in 1997.

(3) INVESTMENTS IN SUBSIDIARIES
The following is combined unaudited summarized financial information of the subsidiaries as of:

                                                                                   SEPTEMBER 30,    DECEMBER 31,
                                                                                        1998            1997
                                                                                   --------------  --------------
                                                                                             (IN 000'S)
Other assets                                                                        $  1,233,207    $  1,190,951
Liabilities                                                                           (1,105,654)     (1,073,966)
                                                                                   --------------  --------------
Total net assets                                                                    $    127,553    $    116,985
                                                                                   --------------  --------------
                                                                                   --------------  --------------

                                                                                            NINE MONTHS ENDED
                                                                                              SEPTEMBER 30,
                                                                                            1998         1997
                                                                                         -----------  -----------
                                                                                                (IN 000'S)
Total revenue                                                                            $   175,856  $   665,904
Operating expenses                                                                          (173,093)    (585,857)
Income tax expense                                                                            (1,710)     (36,944)
                                                                                         -----------  -----------
Net income                                                                               $     1,053  $    43,103
                                                                                         -----------  -----------
                                                                                         -----------  -----------

The following is combined unaudited summarized financial information of the subsidiaries as of:

                                                                                            THREE MONTHS ENDED
                                                                                               SEPTEMBER 30,
                                                                                             1998        1997
                                                                                          ----------  -----------
                                                                                                (IN 000'S)
Total revenue                                                                             $   49,704  $   237,369
Operating expenses                                                                           (48,704)    (205,368)
Income tax expense                                                                                85      (15,303)
                                                                                          ----------  -----------
Net income                                                                                $    1,085  $    16,698
                                                                                          ----------  -----------
                                                                                          ----------  -----------

In determining the equity in income of subsidiaries for the periods, the Company has excluded expenses of approximately $396,000 and $2,369,000 for the three and nine month periods in 1998 and $11,819,000 and $28,443,000 for the same periods in 1997, representing payables to the Company in lieu of federal income taxes.

On December 24, 1997, the Company transferred all of its shares of Massachusetts Financial Services Company ("MFS") to its parent Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco").

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) NOTES TO UNAUDITED FINANCIAL STATEMENTS (CONTINUED)

(4) INVESTMENT INCOME
Net investment income consisted of:

                                                                                             NINE MONTHS ENDED
                                                                                               SEPTEMBER 30,
                                                                                              1998        1997
                                                                                           ----------  ----------
                                                                                                 (IN 000'S)
Interest income from bonds                                                                 $  128,687  $  141,610
Income from investment in common stocks of affiliates                                           3,000      33,681
Interest income from mortgage loans                                                            41,025      59,716
Real estate investment income                                                                  11,729      10,290
Interest income from policy loans                                                               2,115       2,230
Other                                                                                            (264)       (353)
                                                                                           ----------  ----------
Gross investment income                                                                       186,292     246,874
Interest on surplus notes and borrowed money                                                   34,087      29,375
Investment expenses                                                                             8,076       8,136
                                                                                           ----------  ----------
                                                                                           $  144,129  $  209,363
                                                                                           ----------  ----------
                                                                                           ----------  ----------

                                                                                              THREE MONTHS ENDED
                                                                                                SEPTEMBER 30,
                                                                                               1998       1997
                                                                                             ---------  ---------
                                                                                                  (IN 000'S)
Interest income from bonds                                                                   $  40,609  $  50,284
Income from investment in common stocks of affiliates                                                0     11,040
Interest income from mortgage loans                                                             13,140     18,500
Real estate investment income                                                                    3,848      4,020
Interest income from policy loans                                                                  723        734
Other                                                                                             (506)      (263)
                                                                                             ---------  ---------
Gross investment income                                                                         57,814     84,315
Interest on surplus notes and borrowed money                                                    10,816     13,727
Investment expenses                                                                              2,600      2,555
                                                                                             ---------  ---------
                                                                                             $  44,398  $  68,033
                                                                                             ---------  ---------
                                                                                             ---------  ---------

(5) SUBSEQUENT EVENT
In October 1998, the Company entered into a definitive agreement to sell its wholly-owned subsidiary, Massachusetts Casualty Insurance Company to Centre Reinsurance Holdings, Ltd. This transaction is expected to be completed by or near year-end 1998, subject to regulatory approvals. This transaction is not expected to have a significant effect on the ongoing operations of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

FINANCIAL CONDITION -- SEPTEMBER 30, 1998
ASSETS

Total admitted assets increased by $417.2 million to $16,344.3 million in the nine months ended September 30, 1998. This increase reflected a decline of $424.4 million in general account assets offset by an increase in separate account assets of $841.6 million.

The major element of the decline in general account assets was a $494.9 million decrease in cash and invested assets. Partially offsetting this decline was a $101.5 million increase in other assets. These changes are discussed in more detail below.

Cash decreased during 1998, by $346.9 million partly as a result of the deployment of $250.0 million of proceeds from the Company's surplus note issued in December 1997. Cash also decreased as a result of the Company's payment, in the first half of 1998, of $46.0 million of dividends to its parent, Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco") and by its repayment, in January 1998, of its $110.0 million short-term note to its penultimate parent, Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. ("U.S. Holdco").

General account invested assets other than cash declined by $148.0 million. The decline in general account invested assets during the first nine months of 1998 was mostly evident in mortgages, which decreased by $129.9 million to $554.1 million at September 30, 1998, mainly as a result of scheduled maturities and early repayments. The decline is also reflected in the fact that maturities of pension and fixed annuity contracts exceeded general account fixed asset deposits. This trend resulted in part from the Company's decision in 1997 to discontinue selling group pension and GIC contracts and to focus its marketing efforts on its combination fixed/variable annuity products. As a result, separate account assets have increased while general account assets have decreased. The Company expects these trends to continue, as sales of separate account products continue to be emphasized.

Other general account assets increased $101.5 million in the nine months ended September 30, 1998, almost entirely reflecting an increase in funds withheld for reinsurance assumed.

LIABILITIES

The majority of the Company's liabilities consist of reserves for life insurance and annuity contracts and deposit funds. Although total liabilities increased by $413.2 million to $15,507.6 million in the nine months ended September 30, 1998, general account liabilities decreased by $428.3 million to $3,254.2 million. The liability for premium and other deposits decreased $369.8 million over the first nine months of 1998. The Company expects this declining trend in general account liabilities to continue, since net maturities are expected to exceed sales for the fixed contracts associated with these liabilities, particularly in view of the Company's decision in 1997 to discontinue selling group pension and GIC contracts and to focus its marketing efforts on its combination fixed/variable annuity products. Also contributing to this decline was the Company's repayment, during the first quarter of 1998, of its $110.0 million short-term note payable to U.S. Holdco.

CAPITAL AND SURPLUS

Capital and surplus increased by $4.0 million to $836.7 million over the first nine months of 1998. This net change primarily reflected net income during the period of $52.7 million, offset in part by the Company's having declared during the second quarter of 1998 a shareholder dividend of $50.0 million. As noted above, $46.0 million of this dividend has been paid through September 30, 1998.

LIQUIDITY

The Company's cash inflow consists primarily of premiums on insurance and annuity products, income from investments, repayments of investment principal, and sales of investments. The Company's cash outflow is

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
primarily to pay out death benefits and other maturing insurance and annuity contract obligations, pay out on contract terminations, fund investment commitments, and pay normal operating expenses and taxes. Cash outflows are met from the normal net cash inflows.

The Company segments its general account business internally in order to better manage projected cash inflows and outflows within each segment defined to be an identifiable pool of assets. Targets for money market holdings are established for each segment, which in the aggregate meet the day to day cash needs of the Company. If greater liquidity is required, government issued bonds, which are highly liquid, are sold to provide necessary funds. Government and publicly traded bonds comprise 55.0% of the Company's long-term bond holdings.

Management believes that the Company's sources of liquidity are more than adequate to meet its anticipated needs.

RESULTS OF OPERATIONS
NINE MONTHS ENDED SEPTEMBER 30, 1998 AND 1997
NET INCOME

Net income decreased by $52.0 million from $104.7 million to $52.7 million, for the nine months ended September 30, 1998 as compared to the same period in 1997.

Three factors primarily affected the decrease in net income period over period. First, a reorganization by the Company in December 1997 (discussed below) resulted in lower earnings from subsidiaries (by $30.7 million) and higher federal income taxes (by $33.0 million). Second, the growth in the Company's direct business, primarily its fixed/variable annuity products, resulted in higher net income, by approximately $10.1 million. (Increasing annuity account balances, resulting from both strong market performance and sales, has generated corresponding increases in annuity fee income.) Third, the effects of reinsurance arrangements with its ultimate parent, Sun Life Assurance Company of Canada ("SLOC"), resulted in higher net income of $1.6 million. These items are discussed in more detail below.

INCOME

Total income decreased by $161.6 million to $1,996.2 million for the first nine months of 1998. This decrease mainly reflected lower premiums and deposits, of $104.2 million, and lower net investment income of $65.2 million.

The reinsurance arrangements with SLOC had the effect of increasing income by approximately $13.7 million due to increased premiums of $8.0 million resulting from policyholders using dividends to purchase "paid-up additions" to their policies; and higher interest income of $5.8 million on the funds withheld in conjunction with the reinsurance arrangements.

With respect to the company's direct business, deposits from sales of the company's combination fixed/ variable annuity products (net of annuitizations) declined by $126.8 million in the first nine months of 1998 compared to the same period in 1997, primarily as a result of lower deposits (approximately $173.0 million) into these products' dollar cost averaging ("DCA") programs. Under these programs, which were introduced in late 1996, deposits are made into the fixed portion of the annuity contract and receive a bonus rate of interest for the policy year. During the year, the fixed deposit is exchanged to the variable portion of the contract in equal periodic installments. The Company believes the decline in DCA deposits in 1998, in part, has resulted from heightened competition, as other companies have introduced similar DCA programs within the past year. In early 1998, the Company took steps to diversify the marketing of its variable annuity business by offering variable annuity funds managed by a variety of non-affiliated managers. Premiums and annuity considerations increased by $22.0 million in the first nine months of 1998 compared to the same prior-year period partially as a result of the introduction of a new corporate owned life insurance product.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Net investment income decreased by $65.2 million period over period. This decrease mainly reflected lower interest income on bonds and mortgages of $31.6 million; and lower dividends from subsidiaries of $30.7 million. It also reflected higher interest expense on surplus notes and borrowed money (by $4.7 million).

The lower interest income on bonds and mortgages was a direct function of declining general account invested assets. As noted above, the Company expects that, absent other factors, the declining trend in general account invested assets will continue and will have a corresponding effect on interest income.

The decrease in dividends from subsidiaries resulted primarily from the reorganization, completed in December 1997, under which the Company transferred all of its outstanding shares of Massachusetts Financial Services Company ("MFS") to its parent, Life Holdco. As a result of this reorganization, the Company received no dividends from MFS in 1998, whereas in the first nine months of 1997, the Company received $33.1 million of dividends from MFS. Dividends from other subsidiaries, however, were higher by $2.4 million period over period.

The increase in interest expense on surplus notes and borrowed money reflected the higher surplus notes balance in 1998, resulting from the Company's issuance, in December 1997, of a $250.0 million surplus note. It also reflected interest expense related to the Company's $110 million note payable, issued in December 1997 and repaid in January 1998 to U.S. Holdco.

BENEFITS & EXPENSES

Benefits and expenses decreased by $149.8 million from $2,034.8 to $1,885.0 million for the nine-month period ended September 30, 1998 as compared to the same period in 1997.

Reinsurance arrangements with SLOC had the effect of increasing benefits and expenses by $5.4 million. This increase mainly reflected higher death benefits on reinsurance assumed of $4.4 million, resulting from the occurrence of a small number of relatively large claims during 1998.

With respect to direct business, the sum of death benefits, annuity payments, and surrender benefits and other fund withdrawals increased by $78.8 million. Partially offsetting this aggregate change was a greater decrease of $20.4 million in the liability for premium and other deposit funds in the first nine months of 1998 compared to the same period in 1997. These changes mainly reflected surrenders and withdrawals, primarily occurring in the first half of 1998, related to separate account contracts issued at least seven years previously, for which the surrender charge period has now expired.

Commissions decreased by $2.1 million reflecting the decrease in total sales of combination fixed/variable annuities. General insurance expenses and insurance taxes, licenses and fees, taken together, increased by $10.7 million. This increase mainly reflected increased investment in technology, both to support the growth of the Company's in-force business, particularly its fixed/variable annuities, and to assure that the Company's information systems are Year 2000 compliant. (See below.) Net transfers to the separate accounts decreased by $225.8 million due to the maturing block of annuity business and to the decrease in annuity sales period over period.

FEDERAL INCOME TAXES

As a result of the reorganization by the Company in December 1997, certain subsidiary tax benefits are no longer available to the Company. Federal income taxes were $33.0 million higher in the first nine months of 1998 than in the same period in 1997.

RESULTS OF OPERATIONS
THREE MONTHS ENDED SEPTEMBER 30, 1998 AND 1997
NET INCOME

Net income decreased by $25.6 million from $43.1 million to $17.5 million, for the three months ended September 30, 1998 as compared to the same period in 1997.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Key factors affecting the decrease in net income period over period were: lower earnings from subsidiaries (by $11.0 million) and higher federal income taxes (by $23.8 million), mainly as a result of the Company's reorganization in December 1997; the growth in the Company's direct business, primarily its fixed/variable annuity products, resulting in higher net income (approximately $3.9 million); and the effects of reinsurance arrangements with SLOC, resulting in higher net income of $5.3 million. These items are discussed in more detail below.

INCOME

Total income increased by $18.9 million to $708.8 million for the third quarter of 1998 compared to the same period in 1997. This increase mainly reflected higher premiums and deposits of $42.3 million, partially offset by lower net investment income of $23.6 million.

With respect to the increase in premiums and deposits, annuity deposits increased by $37.7 million overall, mainly from higher deposits into variable accounts (approximately $50.0 million) while DCA deposits remained flat overall. Fixed annuity deposits were down by $10.7 million. Corporate owned life premiums were higher by $1.0 million quarter over quarter.

The reinsurance arrangements with SLOC had the effect of increasing income by approximately $6.2 million mainly due to increased premiums resulting from policyholders using dividends to purchase "paid-up additions" to their policies.

Net investment income decreased $23.6 million period over period. This decrease mainly reflected lower interest income on bonds and mortgages of $15.0 million; and lower earnings from subsidiaries of $11.0 million. Lower interest expense on surplus notes and borrowed money (by $2.9 million) partially offset these factors.

The lower interest income on bonds and mortgages was a direct function of declining general account invested assets. As noted above, the Company expects that, absent countervailing factors, the declining trend in general account invested assets will continue and will have a corresponding effect on interest income.

The decrease in dividends from subsidiaries resulted primarily from the reorganization, completed in December 1997, under which the Company transferred all of its outstanding shares of Massachusetts Financial Services Company ("MFS") to its parent, Life Holdco. As a result of this reorganization, the Company received no dividends from MFS in 1998. In the third quarter of 1997, the Company received $11.0 million of dividends from MFS.

BENEFITS & EXPENSES

Benefits and expenses increased by $16.2 million to $664.3 million for the three-months ended September 30, 1998 as compared to the same period in 1997.

Reinsurance arrangements with SLOC had the effect of decreasing benefits and expenses by $2.1 million. This increase mainly reflected lower death and surrender benefits of $5.1 million on reinsurance assumed. The change in aggregate reserves for life policies, however, increased by $2.8 million reflecting growth in the underlying block of business.

With respect to direct business, the sum of death benefits, annuity payments, and surrender benefits and other fund withdrawals decreased by $16.7 million. However, more than offsetting this aggregate change was a lower decrease of $35.1 million in the liability for premium and other deposit funds in the third quarter of 1998 compared to the same period in 1997. Commissions increased by $2.3 million reflecting the increase in sales of combination fixed/variable annuities.

FEDERAL INCOME TAXES

As a result of the reorganization by the Company in December 1997, certain subsidiary tax benefits are no longer available to the Company. Federal income taxes were $23.8 million higher in the third quarter of 1998 than in the same period in 1997.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

OTHER

In October 1998, the Company entered into a definitive agreement to sell its wholly-owned subsidiary, Massachusetts Casualty Insurance Company to Centre Reinsurance Holdings, Ltd. This transaction is expected to be completed by or near year-end 1998, subject to regulatory approvals. This transaction is not expected to have a significant effect on the ongoing operations of the Company.

YEAR 2000 COMPLIANCE

During the fourth quarter of 1996, the Company began a comprehensive analysis of its information technology ("IT") and non-IT systems, including its hardware, software, data, data feed products, and internal and external supporting services, to address the ability of these systems to correctly process date calculations through the year 2000 and beyond. The Company created a full-time Year 2000 project team in early 1997 to manage this endeavor across the Company. This team, which works with dedicated personnel from all business units and with the legal and audit departments, reports directly to the Company's senior management on a monthly basis. In addition, the Company's Year 2000 project is periodically reviewed by internal and external auditors.

To date, relevant systems have been identified and their components inventoried, needed resolutions have been documented, timelines and project plans have been developed, remediation and testing are in process, and over 70% of Company applications have been certified as compliant. The Company's goal is to complete the majority of the effort by the end of 1998. However, a small number of tasks will be pushed into the first quarter of 1999 to accommodate testing of vendor upgrades not available until late 1998, re-testing interfaces once all systems are certified as compliant, and re-testing of mission critical functions.

In mid-1997, the project team contacted all key vendors to obtain either their certification for the products and services provided or their plan to make those products and services compliant. To date, approximately 90% of these vendors have responded, and the project team is in the process of reviewing these responses. In addition, the project team recently has opened communications with critical business partners, such as third-party administrators, investment property managers, investment mortgage correspondents, and others, with the goal that these partners will continue to be able to support the Company's objective of assuring Year 2000 compliance.

Non-IT applications will be tested in accordance with the Company's standard Year 2000 test strategy, including building security, HVAC systems, and other such systems. Compliant client server and mainframe environments have been built which allow for testing of critical dates such as December 31, 1999, January 1, 2000, February 28, 2000, February 29, 2000, and March 1, 2000 without impact to current production.

Although the Company expects all critical systems to be Year 2000 compliant before the end of 1999, there can be no assurance that this result will be completely achieved. Factors giving rise to this uncertainty include possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third-parties whose systems and operations affect the company, and other similar uncertainties. A possible worst-case scenario might include one or more of the Company's significant systems being non-compliant. Such a scenario could result in material disruption to the company's operations. Consequences of such disruptions could include, among other possibilities, the inability to update customers' accounts, process payments and other financial transactions; and report accurate data to management, customers, regulators, and others. Consequences also could include business interruptions or shutdowns, reputational harm, increased scrutiny by regulators, and litigation related to Year 2000 issues. Such potential consequences, depending on their nature and duration, could have a material impact on the Company's results of operations and financial position.

In order to mitigate the risks to the Company of material adverse operational or financial impacts from failure to achieve planned Year 2000 compliance, the Company has established contingency planning at the business unit and corporate levels. Each business unit has ranked its applications as being of high, medium or low business risk to ensure that the most critical are addressed first. The business units also have developed alternate plans of action where possible, and established dates for the alternate plans to be

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
enacted. On the corporate level, the Company is in the process of enhancing its business continuation plan, by identifying minimum requirements for facilities, computing, staffing, and other factors; and it is developing a plan to support those requirements.

By year-end 1998, the Company expects to have expended, cumulatively, approximately $7 million on its Year 2000 effort, and it expects to incur a further $4.8 million on this effort in 1999.

CAUTIONARY STATEMENT


Statements by the Company in the Registration Statement and in other contexts that are not historical fact are forward-looking statements as defined in the Private Securities Litigation Reform Act of 1995. These may include, among others, forward-looking statements relating to Year 2000 compliance, volume growth, market share, and financial goals. These forward-looking statements are subject to certain risks and uncertainties that could cause actual results to differ materially from those anticipated in the forward-looking statements, including but not limited to the following: (1) uncertainties relating to the ability of the Company to identify and address Year 2000 issues successfully and in a timely manner and at costs that are reasonably in line with the Company's estimates, and the ability of the Company's vendors, suppliers, other service providers, and customers to identify and address successfully their own Year 2000 issues in a timely manner; (2) heightened competition, particularly with respect to price, product features, and distribution capability, which could constrain growth and profitability in the Company's businesses; (3) significant changes in interest rates and market conditions; and (4) regulatory and legislative uncertainties and developments.


QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The following discussion about the Company's risk management activities includes "forward-looking statements" that involve risk and uncertainties.

Assets within the general account are segmented by product or groups of products. This allows the Company to better manage assets relative to liabilities. Asset management for each segment is conducted within the context of any investment policy, reviewed each quarter with business unit managers to ensure that investment policy remains appropriate, taking into account a segment's liability characteristics. The review of investment policy includes cash flow estimates, liquidity requirements and targets for asset mix, duration and quality.

Market risks associated with investment portfolios supporting products that are funded by separate accounts where results are not guaranteed and where the policyholder assumes the risks are not included in this discussion.

All of the Company's fixed interest investments are held for other than trading purposes and generally fixed interest rate liabilities are supported by well diversified portfolios of fixed interest investments including publicly issued and privately placed bonds and commercial mortgage loans. Public bonds can include Treasuries, corporates, money market instruments, Mortgage Backed Securities. Credit risk is managed by the Company's underwriting standards which have resulted in high average quality portfolios. For example, the Company does not purchase below investment grade securities. Also, as a result of investment policy, there is no foreign currency, commodity or equity price risk exposure in the portfolios. However, changes in the level of domestic interest rates will impact the market value of fixed interest assets and liabilities. The management of interest rate risk exposure and immunization strategies are discussed below.

Immunization strategies which minimize the loss from wide fluctuations in interest rates are deployed in segments where the bulk of the liabilities arise from the sale of products containing interest rate guarantees for certain terms. These strategies are supported by investment and asset liability analytical software acquired from outside vendors. The significant features of the immunization framework include: an economic or market value basis for both assets and liabilities; an option pricing methodology; the use of effective duration and convexity to measure price sensitivity; the use of key rate durations (KRDs) to capture

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
interest rate exposure to different parts of the yield curve and manage non-parallel curve movements; and active portfolio management, including the use of derivatives (e.g. interest rate swaps) for portfolio restructuring.

An Interest Rate Risk Committee meets monthly and after reviewing the duration reports for various portfolios, market conditions and forecasts, the committee develops asset management strategies for interest sensitive portfolios. These strategies may involve managing assets to small intentional mismatches, either at the total effective duration level or at certain KRDs but, in any event, the overall duration gap between interest sensitive assets and liabilities is managed within a tolerance range of +/- 0.25 effective duration.

The estimates presented here are from computer model simulations which, because they are predictions about the future, contain a certain degree of uncertainty. For example, there are algorithms for assumptions about policyholder behavior and asset cash flows and consequently estimates of duration and market values which may or may not represent what actually will occur. Also there is no provision in the estimates to incorporate any management decisions which might be taken to mitigate against adverse results. The company is sufficiently comfortable with its interest rate risk management process to feel the exposure to interest rate changes will not materially affect the near-term financial position, results of operations or cash flows of the Company.

The Company's fixed interest investments had an aggregate fair value at September 30, 1998 of $2,844.1 million. A portion of the Company's general account liabilities of $3,254.2 million are categorized as financial instruments. The portion of the liabilities so categorized had a carrying value of $1,584.8 million and a fair value of $1,641.5 million at September 30, 1998. Using modeling and analytical software, the Company performed sensitivity analysis of its financial instruments at September 30, 1998. Assuming an immediate increase of 100 basis points in interest rates, the net hypothetical decrease in the fair value of the Company's assets is estimated to be $118.8 million. A corresponding decrease in the fair value of the liabilities categorized as financial instruments is estimated to be $50.8 million at September 30, 1998.

                                                                      PROSPECTUS


                                                                  MARCH   , 1999



                                 FUTURITY FOCUS


--------------------------------------------------------------------------------


    The flexible payment deferred annuity contracts (the "Contracts") offered by this Prospectus are designed for use in connection with retirement and deferred compensation plans, some of which may qualify as retirement programs under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The Contracts are issued on a group or individual basis by Sun Life Assurance Company of Canada (U.S.) (the "Company"), an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, having its Principal Executive Offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (781) 237-6030. The Contracts provide that annuity payments will begin on a selected future date. The Contracts provide for the accumulation of values on either a variable basis, a fixed basis, or a fixed and variable basis and provide for fixed and variable annuity payments as elected. In some states, Individual Contracts may be available on a variable basis only.


    The issuance of an individual Contract ("Individual Contract") will be evidenced by the Contract. Participation in a group Contract ("Group Contract") will be evidenced by the issuance of a certificate ("Certificate") describing the participating individual's interest under the Group Contract. Unless otherwise expressly indicated, references in this Prospectus to "Contracts" include Individual Contracts, Group Contracts and Certificates issued under Group Contracts, and references to "Participants" include both individual Contract owners and participating individuals under Group Contracts.

    The initial Purchase Payment for each Contract must be at least $25,000 and each additional Purchase Payment must be at least $1,000, unless waived by the Company. The prior approval of the Company is required before it will accept a Purchase Payment in excess of $1,000,000.


    A Participant may elect to have values under the Contract accumulate on a fixed basis in the Fixed Account, which pays interest at the applicable Guaranteed Interest Rate(s) for the duration of the particular Guarantee Period(s) selected by the Participant, or on a variable basis in Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of the Company, or may elect to divide such values between the Fixed Account and the Variable Account. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account uses its assets to purchase, at their net asset value, shares of the following mutual funds or series thereof (the "Funds"):



AIM VARIABLE INSURANCE FUNDS, INC.                        MFS/SUN LIFE SERIES TRUST
 V.I. Capital Appreciation Fund                           Capital Appreciation Series
 V.I. Growth Fund                                         Emerging Growth Series
 V.I. Growth and Income Fund                              Government Securities Series
 V.I. International Equity Fund                           High Yield Series
                                                          Utilities Series
THE ALGER AMERICAN FUND
 Growth Portfolio                                         OCC ACCUMULATION TRUST
 Income and Growth Portfolio                              Equity Portfolio
 Small Capitalization Portfolio                           Managed Portfolio
                                                          Mid Cap Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST                    Small Cap Portfolio
 CORE Large Cap Growth Fund
 CORE Small Cap Equity Fund                               SUN CAPITAL ADVISERS TRUST
 CORE U.S. Equity Fund                                    Sun Capital Investment Grade Bond Fund
 Growth and Income Fund                                   Sun Capital Money Market Fund
 International Equity Fund                                Sun Capital Real Estate Fund

J.P. MORGAN SERIES TRUST II                               WARBURG PINCUS TRUST
 Equity Portfolio                                         Emerging Markets Portfolio
 International Opportunities Portfolio                    International Equity Portfolio
 Small Company Portfolio                                  Post-Venture Capital Portfolio
                                                          Small Company Growth Portfolio
LORD ABBETT SERIES FUND, INC.
 Growth and Income Portfolio


                                                        (CONTINUED ON NEXT PAGE)

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SETS FORTH INFORMATION ABOUT THE CONTRACTS AND THE VARIABLE ACCOUNT THAT A PROSPECTIVE PURCHASER SHOULD KNOW BEFORE INVESTING. YOU SHOULD RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.


*ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY THE COMPANY MEANS RECEIPT AT ITS ANNUITY SERVICE MAILING ADDRESS, C/O SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.), RETIREMENT PRODUCTS AND SERVICES, P.O. BOX 9133, BOSTON, MASSACHUSETTS 02117.

Each Fund pays its investment adviser certain fees charged against the assets of each series. The value of the variable portion, if any, of a Participant's Account and the amount of variable annuity payments will vary to reflect the investment performance of the Fund selected by the Participant and the deduction of the Contract charges described under "How the Contract Charges Are Assessed" on page 29. For more information about the Funds, see "The Funds" on page 18 and the accompanying Fund prospectuses.



    If the Participant elects to have values accumulated on a fixed basis, Purchase Payments are allocated to one or more Guarantee Periods made available by the Company in connection with the Fixed Account as selected by the Participant. The Fixed Account is the general account of the Company (See "The Fixed Account," page 15). The Company will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account and guarantees these amounts at various interest rates (the "Guaranteed Interest Rates") for the duration of the Guarantee Period elected by the Participant, subject to the imposition of any applicable withdrawal charge, Market Value Adjustment, or account administration fee. The Company may not change a Guaranteed Interest Rate for the duration of the Guarantee Period; however, Guaranteed Interest Rates applicable to subsequent Guarantee Periods cannot be predicted and will be determined at the sole discretion of the Company (subject to the minimum guarantee of 3%). That part of the Contract relating to the Fixed Account is registered under the Securities Act of 1933, but the Fixed Account is not subject to the restrictions of the Investment Company Act of 1940.



    The Company does not deduct a sales charge from Purchase Payments. However, if any part of a Participant's Account is withdrawn, a withdrawal charge (contingent deferred sales charge) may be assessed by the Company. This charge is intended to reimburse the Company for expenses relating to the distribution of the Contracts. After a Purchase Payment has been held by the Company for one year it may be withdrawn without charge. Also, no withdrawal charge is assessed upon annuitization, upon payment of the death benefit or upon transfers. In addition, when a withdrawal is made from a Qualified Contract to comply with mandatory distribution requirements, no withdrawal charge will be applied to the amount required to be distributed. Other amounts withdrawn, adjusted by any applicable Market Value Adjustment with respect to the Fixed Account, will be subject to a withdrawal charge of 1%. In no event will the the withdrawal charges assessed against a Participant's Account exceed 1% of Purchase Payments (See "Withdrawal Charges," page 26).



    In addition, any cash withdrawal of amounts allocated to the Fixed Account, other than a withdrawal effective within 30 days prior to the Expiration Date of the applicable Guarantee Period, will be subject to a Market Value Adjustment. The Market Value Adjustment will reflect the relationship between the Current Rate (which is the Guaranteed Interest Rate currently declared by the Company for Guarantee Periods equal to the balance of the Guarantee Period applicable to the amount being withdrawn or, if the Guarantee Period was established through the Monthly or Quarterly Dollar Cost Averaging Options, for current allocations to these options) and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is lower than the Current Rate, then the application of the Market Value Adjustment will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Interest Rate is higher than the Current Rate, the application of the Market Value Adjustment will result in a higher payment upon withdrawal (See "Market Value Adjustment," page 28).


    The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed six months from the date written request for such withdrawal is received by the Company.


    Special restrictions on withdrawals apply to Contracts used with Tax Sheltered Annuities established pursuant to Section 403(b) of the Code (See "Section 403(b) Annuities," page 27).


    In addition, under certain circumstances withdrawals may result in tax penalties (See "Federal Tax Status" on page 38). For a discussion of cash withdrawals, withdrawal charges and the Market Value Adjustment see "Cash Withdrawals, Withdrawal Charges and Market Value Adjustment" beginning on page 25.


    On each Account Anniversary and on surrender of a Contract for full value the Company will deduct a $50 annual account administration fee ("Account Fee") from the Participant's Account. After the Annuity Commencement Date, the annual Account Fee will be deducted in equal amounts from each variable annuity payment made during the year. In addition, the Company makes a deduction from the Variable

Account at the end of each Valuation Period at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts. The Account Fee will be waived by the Company when a Participant's Account Value is greater than $100,000 on the Account Anniversary (See "Administrative Charges," page 30).



    The Company also deducts a mortality and expense risk charge at the end of each Valuation Period equal to an effective annual rate of 1.00% of the daily net assets of the Variable Account for mortality and expense risks assumed by the Company (See "Mortality and Expense Risk Charge," page 30).



    In addition, the Contracts provide that the Company may change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, transfer charges, the tables used in determining the amount of the first monthly variable annuity payment and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification," page 37).



    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable except as may be provided under the Annuity Option elected (See "Death Benefit," page 28).



    Annuity Payments will begin on the Annuity Commencement Date. The Participant selects the Annuity Commencement Date, frequency of payments and the Annuity Option (See "Annuity Provisions," page 31).



    Premium taxes payable to any governmental entity will be deducted from the Participant's Account (See "Premium Taxes," page 30).



    Subject to certain conditions, and during the Accumulation Period, the Participant may transfer amounts among the Sub-Accounts or Guarantee Periods available under the Contract. Currently there is no charge for transfers. Transfers from or within the Fixed Account will be subject to the Market Value Adjustment unless the transfer is effective within 30 days prior to the Expiration Date of the amount transferred and other restrictions may apply (See "Transfer Privilege; Telephone Transfers; Restriction on Market Timers," page
24).



    After the Annuity Commencement Date, the Payee may, subject to certain restrictions, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee for other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange (See "Exchange of Variable Annuity Units," page 34).



    The Company will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. Except in the case of a particular Group Contract where the right to give voting instructions is reserved by the Owner, the Participant is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from persons having such right (See "Voting of Fund Shares," page 36).



    The Company will furnish Participants and such other persons having voting rights with certain reports and statements (See "Periodic Reports," page 36). Such reports, other than prospectuses, will not include the Company's financial statements.


    If a Participant is not satisfied with the Contract it may be returned to the Company at its Annuity Service Mailing Address within ten days after it was delivered to the Participant. When the Company receives the returned Contract it will be cancelled and the Participant's Account Value at the end of the Valuation Period during which the Contract was received by the Company will be refunded. However, if applicable state or federal law so requires, the full amount of any Purchase Payment received by the Company will be refunded, the "free look" period may be greater than ten days and alternative methods of returning the Contract may be acceptable (See "Right to Return," page 38).


                             AVAILABLE INFORMATION


    The Company is subject to the reporting requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and in accordance therewith files reports and other information with the Securities and Exchange Commission (the "Commission"). Such reports and other information can be inspected and copied at the public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and at the Commission's Regional Offices located at 7 World Trade Center, 13th Floor, New York, New York and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois. Copies of such materials also can be obtained from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a WebSite that contains reports, proxy and information statements and other information about the Company, which files such documents electronically with the Commission, at the following address: http://www.sec.gov.



    The Company has filed registration statements (the "Registration Statements") with the Commission under the Securities Act of 1933 relating to the Contracts. This Prospectus has been filed as a part of the Registration Statements and does not contain all of the information set forth in the Registration Statements and exhibits thereto, and reference is hereby made to such Registration Statements and exhibits for further information relating to the Company and the Contracts. The Registration Statements and the exhibits thereto may be inspected and copied, and copies can be obtained at prescribed rates, in the manner set forth in the preceding paragraph.


                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


    The Annual Report on Form 10-K for the year ended December 31, 1997, the Current Report on Form 8-K dated January 8, 1998, and the Quarterly Reports on Form 10-Q for the three-month periods ended March 31, 1998, June 30, 1998 and September 30, 1998 heretofore filed by the Company with the Commission under the 1934 Act are incorporated by reference in this Prospectus.


    Any statement contained in a document incorporated herein by reference shall be deemed modified or superseded hereby to the extent that a statement contained in a later-filed document or herein shall modify or supersede such statement. Any statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Prospectus.


    The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference in this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

                               TABLE OF CONTENTS


                                                                  PAGE
Definitions                                                         7
Expense Summary                                                    10
Performance Data                                                   14
This Prospectus Is a Catalog of Facts                              14
Uses of the Contracts                                              14
A Word About the Company, the Fixed Account, the Variable
  Account and the Funds                                            15
    The Company                                                    15
    The Fixed Account                                              15
    The Variable Account                                           17
    The Funds                                                      18
Purchase Payments and Contract Values During Accumulation
  Period                                                           21
    Purchase Payments                                              21
    Participant's Account                                          21
    Variable Accumulation Value                                    21
    Fixed Accumulation Value                                       22
    Guarantee Periods                                              22
    Guaranteed Interest Rates                                      23
    Dollar Cost Averaging                                          23
    Asset Allocation                                               24
    Transfer Privilege; Telephone Transfers; Restriction on
     Market Timers                                                 24
    Waivers; Reduced Charges; Credits; Bonus Guaranteed
     Interest Rates                                                25
Cash Withdrawals, Withdrawal Charges and Market Value
  Adjustment                                                       25
    Cash Withdrawals                                               25
    Withdrawal Charges                                             26
    Amount of Withdrawal Charge                                    27
    Section 403(b) Annuities                                       27
    Market Value Adjustment                                        28
Death Benefit                                                      28
    Death Benefit Provided by the Contracts                        28
    Election and Effective Date of Election                        28
    Payment of Death Benefit                                       29
    Amount of Death Benefit                                        29
How the Contract Charges Are Assessed                              29
    Administrative Charges                                         30
    Premium Taxes                                                  30
    Mortality and Expense Risk Charge                              30
    Withdrawal Charges                                             31
Annuity Provisions                                                 31
    Annuity Commencement Date                                      31
    Election--Change of Annuity Option                             31
    Annuity Options                                                32
    Determination of Annuity Payments                              33
    Fixed Annuity Payments                                         33
    Variable Annuity Payments                                      33
    Annuity Unit Value                                             33
    Exchange of Variable Annuity Units                             33
    Annuity Payment Rates                                          34

                                                                  PAGE
Other Contract Provisions                                          34
    Payment Limits                                                 34
    Designation and Change of Beneficiary                          34
    Exercise of Contract Rights                                    34
    Change of Ownership                                            35
    Death of Participant                                           35
    Voting of Fund Shares                                          36
    Periodic Reports                                               36
    Substituted Securities                                         37
    Change in Operation of Variable Account                        37
    Splitting Units                                                37
    Modification                                                   37
    Discontinuance of New Participants                             38
    Custodian                                                      38
    Right to Return                                                38
Federal Tax Status                                                 38
    Introduction                                                   38
    Tax Treatment of the Company and the Variable Account          39
    Taxation of Annuities in General                               39
    Qualified Retirement Plans                                     41
    Pension and Profit-Sharing Plans                               41
    Tax-Sheltered Annuities                                        41
    Individual Retirement Accounts                                 41
    Roth IRAs                                                      41
Administration of the Contracts                                    42
Distribution of the Contracts                                      42
Additional Information About the Company                           43
    Selected Financial Data                                        43
    Management's Discussion and Analysis of Financial
     Condition and Results of Operations                           43
    Liquidity                                                      46
    Year 2000 Compliance                                           46
    Recent Reorganization                                          46
    Asset/Liability Management and Information about Market
     Risk                                                          47
    Sun Life (Canada)                                              48
    Reinsurance                                                    48
    Reserves                                                       48
    Investments                                                    48
    Competition                                                    49
    Employees                                                      49
    Properties                                                     49
The Company's Directors and Executive Officers                     49
State Regulation                                                   52
Legal Proceedings                                                  53
Accountants                                                        53
Registration Statements                                            53
Financial Statements                                               53
Appendix A--Variable Accumulation Unit Value, Annuity Unit
  Value and Variable Annuity Payment Calculations                 100
Appendix B--Withdrawals, Withdrawal Charges and the Market
  Value Adjustment                                                101
Appendix C--Calculation of Performance Data; Advertising and
  Sales Literature                                                103

                                  DEFINITIONS

    The following terms as used in this Prospectus have the indicated meanings:


    ACCOUNT YEARS and ACCOUNT ANNIVERSARIES: The first Account Year shall be the period of 12 months plus a part of a month as measured from the Date of Coverage for each Participant to the first day of the calendar month which follows the calendar month of coverage. All Account Years and Anniversaries thereafter shall be 12 month periods based upon such first day of the calendar month which follows the calendar month of coverage. If, for example, the Date of Coverage is in March, the first Account Year will be determined from the Date of Coverage but will end on the last day of March in the following year; all other Account Years and all Account Anniversaries will be measured from April 1.


    ACCUMULATION PERIOD: The period before the Annuity Commencement Date and during the lifetime of the Annuitant.


    *ANNUITANT: The person (or persons) on whose life the first annuity payment is to be made. The Participant may not designate a "Co-Annuitant" unless the Participant and Annuitant are different persons. If more than one person is so named, all provisions of the Contract which are based on the death of the "Annuitant" will be based on the date of death of the last surviving of the persons so named. By example, the death benefit will become due only upon the death, prior to the Annuity Commencement Date, of the last survivor of the persons so named. Collectively, these persons are referred to in the Contract as "Annuitants." The Participant is not permitted to name a "Co-Annuitant" under a Qualified Contract.


    *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Certificate is to be made.

    *ANNUITY OPTION:  The method for making annuity payments.

    ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

    APPLICATION: The document signed by each Participant that serves as his or her application for participation under a Group Contract or purchase of an Individual Contract.


    *BENEFICIARY: The person or entity having the right to receive the death benefit set forth in each Certificate and, for Non-Qualified Contracts, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death.


    CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract. Unless otherwise expressly indicated, references in this Prospectus to "Contracts" includes Certificates.


    CODE:  The Internal Revenue Code of 1986, as amended.


    COMPANY:  Sun Life Assurance Company of Canada (U.S.).

    CONTRACT APPLICATION: The document signed by the Owner that evidences the Owner's application for a Group Contract.

    DATE OF COVERAGE: The date on which a Participant's Account becomes effective.

    DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

    EXPIRATION DATE:  The last day of a Guarantee Period.

    FIXED ACCOUNT: The Fixed Account consists of all assets of the Company other than those allocated to a separate account of the Company.

---------
*As specified in the Application, unless changed.

    FIXED ACCUMULATION VALUE: The sum of the values of all Guarantee Amounts credited to a Participant's Account.

    FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.


    FUND: A registered management investment company, or series thereof, in which the assets of a Sub-Account may be invested.


    GROUP CONTRACT:  A Contract issued by the Company on a group basis.

    GUARANTEE AMOUNT: Any portion of a Participant's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon).

    GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

    GUARANTEED INTEREST RATE: The rate of interest credited by the Company on a compound annual basis during any Guarantee Period.

    INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

    ISSUE DATE:  The date on which the Contract becomes effective.

    NET PURCHASE PAYMENT: That portion of a Purchase Payment which remains after deduction of any applicable premium or similar tax.


    NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which does not receive favorable federal income tax treatment under Sections 401, 403, or 408 of the Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive favorable income tax treatment as an annuity.



    *OWNER: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Code to serve as legal owner of assets of a retirement plan, but the term "Owner", as used herein, shall refer to the organization entering into the Group Contract.


    PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Certificate who is entitled to exercise all rights and privileges of ownership under the Certificate, except as reserved by the Owner.

    PARTICIPANT'S ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

    PARTICIPANT'S ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of a Participant's Account for any Valuation Period.

    PAYEE: A recipient of payments under the Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

    PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by the Contract.


    QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which receives favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Code.


    RECEIPT: Receipt by the Company at its Annuity Service Mailing Address shown on the cover of this Prospectus.


    SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund or sub-series of a Fund.


---------
*As specified in the Application, unless changed.

    VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit and Annuity Unit values to the next subsequent determination of these values. Such determination shall be made as of the close of the New York Stock Exchange on each day the Exchange is open for trading and on such other days on which there is a sufficient degree of trading in the portfolio securities of the Variable Account so that the values of the Variable Account's Accumulation Units and Annuity Units might be materially affected.

    VARIABLE ACCOUNT: A separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

    VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of the value of the variable portion of a Participant's Account.

    VARIABLE ACCUMULATION VALUE: The sum of the value of all Variable Accumulation Units credited to a Participant's Account.

    VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

    YEAR:  Any consecutive period of 365 days.

                                EXPENSE SUMMARY


    The purpose of the following table and Example is to help Participants and prospective purchasers to understand the costs and expenses that are borne, directly and indirectly, by Participants WHEN PAYMENTS ARE ALLOCATED TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of the Funds. The information set forth should be considered together with the narrative provided under the heading "How the Contract Charges Are Assessed" in this Prospectus, and with each Fund's prospectus. In addition to the expenses listed below, premium taxes may be applicable.


                          SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES
Sales Load Imposed on Purchases......................................................................   $       0
Deferred Sales Load (as a percentage of Purchase Payments withdrawn)
  Number of Complete Account Years Purchase Payment in Account
  less than 1........................................................................................       1.00%
  1 or more..........................................................................................       0.00%
Exchange fee (1).....................................................................................   $       0
                                                                                                       -----------
ANNUAL ACCOUNT FEE PER PARTICIPANT'S ACCOUNT (2).....................................................   $      50
                                                                                                       -----------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average separate account assets)
Mortality & Expense Risk Fees........................................................................       1.00%
                                                                                                       -----------
Administrative Expense Charge........................................................................       0.15%
Other Fees & Expenses of the Separate Account........................................................       0.00%
Total Separate Account Annual Expenses...............................................................       1.15%

---------
(1) A Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

(2) The Annual Account Fee is $50. The Company will waive the Annual Account Fee when the Participant's Account Value is greater than $100,000 on the Account Anniversary.

                        UNDERLYING FUND ANNUAL EXPENSES
            (as a percentage of underlying Fund average net assets)



                                                                                  TOTAL FUND
                                           MANAGEMENT                  OTHER        ANNUAL
                                              FEES      12B-1 FEES    EXPENSES     EXPENSES
                                           ----------   ----------   ----------   ----------
 AIM V.I. Capital Appreciation Fund
   (2)...................................    0.63 %                    0.05 %       0.68 %
 AIM V.I. Growth Fund (2)................    0.65 %                    0.08 %       0.73 %
 AIM V.I. Growth and Income Fund (2).....    0.63 %                    0.06 %       0.69 %
 AIM V.I. International Equity Fund
   (2)...................................    0.75 %                    0.18 %       0.93 %
 Alger American Growth Portfolio.........    0.75 %                    0.04 %       0.79 %
 Alger American Income and Growth
   Portfolio.............................    0.62 %                    0.12 %       0.74 %
 Alger American Small Capitalization
   Portfolio.............................    0.85 %                    0.04 %       0.89 %
 Goldman Sachs VIT CORE Large Cap Growth
   Fund (3)..............................    0.70 %                    0.10 %       0.80 %
 Goldman Sachs VIT CORE Small Cap Equity
   Fund (3)..............................    0.75 %                    0.15 %       0.90 %
 Goldman Sachs VIT CORE U.S. Equity Fund
   (3)...................................    0.70 %                    0.10 %       0.80 %
 Goldman Sachs VIT Growth and Income Fund
   (3)...................................    0.75 %                    0.15 %       0.90 %
 Goldman Sachs VIT International Equity
   Fund (3)..............................    1.00 %                    0.25 %       1.25 %
 J.P. Morgan Equity Portfolio (4)........    0.40 %                    0.50 %       0.90 %
 J.P. Morgan International Opportunities
   Portfolio (4).........................    0.60 %                    0.60 %       1.20 %
 J.P. Morgan Small Company Portfolio
   (4)...................................    0.60 %                    0.55 %       1.15 %
 Lord Abbett Growth and Income Portfolio
   (5)...................................    0.50 %        0.15%       0.02 %       0.67 %
 MFS/Sun Life Capital Appreciation
   Series................................    0.73 %                    0.05 %       0.78 %
 MFS/Sun Life Emerging Growth Series.....    0.73 %                    0.08 %       0.81 %
 MFS/Sun Life Government Securities
   Series................................    0.55 %                    0.08 %       0.63 %
 MFS/Sun Life High Yield Series..........    0.75 %                    0.09 %       0.84 %
 MFS/Sun Life Utilities Series...........    0.75 %                    0.11 %       0.86 %
 OCC Equity Portfolio (4)................    0.80 %                    0.19 %       0.99 %
 OCC Managed Portfolio...................    0.80 %                    0.07 %       0.87 %
 OCC Mid Cap Portfolio (3)...............    0.65 %                    0.35 %       1.00 %
 OCC Small Cap Portfolio (4).............    0.80 %                    0.17 %       0.97 %
 Sun Capital Investment Grade Bond Fund
   (3)...................................    0.60 %                    0.15 %       0.75 %
 Sun Capital Money Market Fund (3).......    0.50 %                    0.15 %       0.65 %
 Sun Capital Real Estate Fund (3)........    0.95 %                    0.30 %       1.25 %
 Warburg Pincus Emerging Markets
   Portfolio (3).........................    0.81 %                    0.59 %       1.40 %
 Warburg Pincus International Equity
   Portfolio (4).........................    1.00 %                    0.36 %       1.36 %
 Warburg Pincus Post-Venture Capital
   Portfolio (4).........................    1.07 %                    0.33 %       1.40 %
 Warburg Pincus Small Company Growth
   Portfolio (4).........................    0.90 %                    0.25 %       1.15 %


---------


(1) Unless otherwise indicated, the information in the table is based on amounts incurred during the Fund's fiscal year ended December 31, 1997. The information relating to Fund expenses was provided by the Funds and has not been independently verified by the Company. Participants should consult the Fund prospectuses for more information about Fund expenses.


(2) A I M Advisors, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. The Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services.


(3) "Other Expenses" are based on actual expenses for the last fiscal year ended December 31, 1998, net of any applicable expense reimbursement or waiver. The investment advisers for the indicated Funds have voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses resulting in a reduction of the total expenses. Absent any such waiver or reimbursement, "Management Fees," "Other Expenses" and "Total Fund Annual Expenses" were: 0.70%, 2.17%, and 2.87% for the Goldman Sachs VIT CORE Large Cap Growth Fund; 0.75%, 3.17%, and 3.92% for the Goldman Sachs VIT CORE Small Cap Equity Fund; 0.70%, 2.13%, and 2.83% for the Goldman Sachs VIT CORE U.S. Equity Fund; 0.75%, 1.94%, and 2.69% for the Goldman Sachs VIT Growth and Income Fund; 1.00%, 1.97%, and 2.97% for the Goldman
    Sachs VIT International Equity Fund;    %,    %, and    % for the OCC Mid
    Cap Portfolio; 0.60%, 3.50% and 4.10% for the Sun Capital Investment Grade Bond Fund; 0.50%, 11.64% and 12.29% for the Sun Capital Money Market Fund;
    0.95%, 6.49% and 7.44% for the Sun Capital Real Estate Fund; and    %,    %,
    and    % for the Warburg Pincus Emerging Markets Portfolio. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's advisor reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.


(4) The investment advisers and, in certain cases, the administrators for the indicated Funds have voluntarily agreed to waive or reimburse a portion of the management fees and/or operating expenses, resulting in a reduction of the total expenses. Absent any such waiver or reimbursement, "Management Fees," "Other Expenses" and "Total Fund Annual Expenses" would have been:
    0.80%, 0.19%, and 0.99% for the OCC Equity Portfolio; 0.80%, 0.07% and 0.87%
    for the OCC Managed Portfolio; 0.80%, 0.17%, and 0.97% for the OCC Small Cap Portfolio, and 1.25%, 0.44%, and 1.69% for the Warburg Pincus Post-Venture Capital Portfolio. Absent any waiver or reimbursement, "Total Fund Annual Expenses" would have been 2.31% for the J.P. Morgan Equity Portfolio, 4.25% for the J.P. Morgan International Opportunities Portfolio, and 4.41% for the J.P. Morgan Small Company Portfolio.


(5) This Fund has a 12b-1 plan which provides for payments to Lord Abbett Distributor LLC for remittance to a life insurance company for certain distribution expenses (see the Fund prospectus). The 12b-1 plan provides that such remittances, in the aggregate, will not exceed 0.15% on an annual basis, of the daily net assets of shares of the Growth and Income Portfolio. Although it could have done so, the Fund did not implement its 12b-1 plan during the fiscal year ended December 31, 1997. Because it may at its discretion implement such plan for the fiscal year ended December 31, 1998, the examples below for this Fund reflect the maximum 0.15% remittance level, and therefore, the maximum fees that may be charged during the fiscal year ended December 31, 1998.

                                    EXAMPLE



    If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



                                                                          10
                                           1 YEAR   3 YEARS   5 YEARS    YEARS
                                           ------   -------   -------   -------
 AIM V.I. Capital Appreciation Fund......    $30      $ 61      $104      $225
 AIM V.I. Growth Fund....................    $30      $ 62      $107      $231
 AIM V.I. Growth and Income Fund.........    $30      $ 61      $105      $226
 AIM V.I. International Equity Fund......    $32      $ 68      $117      $251
 Alger American Growth Portfolio.........    $31      $ 64      $110      $237
 Alger American Income and Growth
 Portfolio...............................    $30      $ 62      $107      $232
 Alger American Small Capitalization
 Portfolio...............................    $32      $ 67      $115      $247
 Goldman Sachs VIT CORE Large Cap Growth
 Fund....................................    $31      $ 64      $110      $238
 Goldman Sachs VIT CORE Small Cap Equity
 Fund....................................    $32      $ 67      $115      $248
 Goldman Sachs VIT CORE U.S. Equity
 Fund....................................    $31      $ 64      $110      $238
 Goldman Sachs VIT Growth and Income
 Fund....................................    $32      $ 67      $115      $248
 Goldman Sachs VIT International Equity
 Fund....................................    $35      $ 78      $133      $284
 J.P. Morgan Equity Portfolio............    $32      $ 67      $115      $248
 J.P. Morgan International Opportunities
 Portfolio...............................    $35      $ 76      $131      $279
 J.P. Morgan Small Company Portfolio.....    $34      $ 75      $128      $274
 Lord Abbett Growth and Income
 Portfolio...............................    $29      $ 60      $104      $224
 MFS/Sun Life Capital Appreciation
 Series..................................    $31      $ 64      $109      $236
 MFS/Sun Life Emerging Growth Series.....    $31      $ 65      $111      $239
 MFS/Sun Life Government Securities
 Series..................................    $29      $ 59      $102      $220
 MFS/Sun Life High Yield Series..........    $31      $ 65      $112      $242
 MFS/Sun Life Utilities Series...........    $31      $ 66      $113      $244
 OCC Equity Portfolio....................    $33      $ 70      $120      $257
 OCC Managed Portfolio...................    $32      $ 66      $114      $245
 OCC Mid Cap Portfolio...................    $33      $ 70      $120      $258
 OCC Small Cap Portfolio.................    $33      $ 69      $119      $255
 Sun Capital Investment Grade Bond
 Fund....................................    $30      $ 63      $108      $233
 Sun Capital Money Market Fund...........    $29      $ 60      $103      $222
 Sun Capital Real Estate Fund............    $35      $ 78      $133      $284
 Warburg Pincus Emerging Markets
 Portfolio...............................    $37      $ 82      $141      $298
 Warburg Pincus International Equity
 Portfolio...............................    $36      $ 81      $139      $294
 Warburg Pincus Post-Venture Capital
 Portfolio...............................    $37      $ 82      $141      $298
 Warburg Pincus Small Company Growth
 Portfolio...............................    $34      $ 75      $128      $274

                                    EXAMPLE



    If you do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



                                                                          10
                                           1 YEAR   3 YEARS   5 YEARS    YEARS
                                           ------   -------   -------   -------
 AIM V.I. Capital Appreciation Fund......    $20      $61       $104      $225
 AIM V.I. Growth Fund....................    $20      $62       $107      $231
 AIM V.I. Growth and Income Fund.........    $20      $61       $105      $226
 AIM V.I. International Equity Fund......    $22      $68       $117      $251
 Alger American Growth Portfolio.........    $21      $64       $110      $237
 Alger American Income and Growth
 Portfolio...............................    $20      $62       $107      $232
 Alger American Small Capitalization
 Portfolio...............................    $22      $67       $115      $247
 Goldman Sachs VIT CORE Large Cap Growth
 Fund....................................    $21      $64       $110      $238
 Goldman Sachs VIT CORE Small Cap Equity
 Fund....................................    $22      $67       $115      $248
 Goldman Sachs VIT CORE U.S. Equity
 Fund....................................    $21      $64       $110      $238
 Goldman Sachs VIT Growth and Income
 Fund....................................    $22      $67       $115      $248
 Goldman Sachs VIT International Equity
 Fund....................................    $25      $78       $133      $284
 J.P. Morgan Equity Portfolio............    $22      $67       $115      $248
 J.P. Morgan International Opportunities
 Portfolio...............................    $25      $76       $131      $279
 J.P. Morgan Small Company Portfolio.....    $24      $75       $128      $274
 Lord Abbett Growth and Income
 Portfolio...............................    $19      $60       $104      $224
 MFS/Sun Life Capital Appreciation
 Series..................................    $21      $64       $109      $236
 MFS/Sun Life Emerging Growth Series.....    $21      $65       $111      $239
 MFS/Sun Life Government Securities
 Series..................................    $19      $59       $102      $220
 MFS/Sun Life High Yield Series..........    $21      $65       $112      $242
 MFS/Sun Life Utilities Series...........    $21      $66       $113      $244
 OCC Equity Portfolio....................    $23      $70       $120      $257
 OCC Managed Portfolio...................    $22      $66       $114      $245
 OCC Mid Cap Portfolio...................    $23      $70       $120      $258
 OCC Small Cap Portfolio.................    $23      $69       $119      $255
 Sun Capital Investment Grade Bond
 Fund....................................    $20      $63       $108      $233
 Sun Capital Money Market Fund...........    $19      $60       $103      $222
 Sun Capital Real Estate Fund............    $25      $78       $133      $284
 Warburg Pincus Emerging Markets
 Portfolio...............................    $27      $82       $141      $298
 Warburg Pincus International Equity
 Portfolio...............................    $26      $81       $139      $294
 Warburg Pincus Post-Venture Capital
 Portfolio...............................    $27      $82       $141      $298
 Warburg Pincus Small Company Growth
 Portfolio...............................    $24      $75       $128      $274



    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

                                PERFORMANCE DATA


    From time to time, the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance data relating to the Sub-Accounts. Performance data will consist of total return quotations which will always include quotations for the period subsequent to the date each Sub-Account became available for investment under the Contracts, and for recent one year and, when applicable, 5 and 10 year periods. Such quotations for such periods will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the actual variable accumulation value attributable to such Purchase Payment on the last day of the period, after reflection of all applicable withdrawal and Contract charges. In addition, the Variable Account may calculate non-standardized rates of return that do not reflect withdrawal and Contract charges. Results calculated without withdrawal and/or Contract charges will be higher. Performance figures used by the Variable Account are based on the actual historical performance of the Funds for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More detailed information on the computations is set forth in Appendix C.


                     THIS PROSPECTUS IS A CATALOG OF FACTS


    This Prospectus contains information about the master group and individual deferred annuity contracts (the "Contract" or "Contracts") which provide fixed benefits, variable benefits or a combination of both. It describes the Contract's uses and objectives, its benefits and costs, and the rights and privileges of the Owner and the Participant, as applicable. It also contains information about the Company, the Variable Account, the Fixed Account and the Funds. It has been carefully prepared in non-technical language to help you decide whether the purchase of a Contract will fit the needs of your retirement plan. We urge you to read it carefully and retain it for future reference.


    The Contracts have appropriate provisions relating to variable and fixed accumulation values and variable and fixed annuity payments. A Variable Annuity and a Fixed Annuity have certain similarities. Both provide that Purchase Payments, less certain deductions, will be accumulated prior to the Annuity Commencement Date. After the Annuity Commencement Date, annuity payments will be made to the Annuitant. The Company assumes the mortality and expense risks under the Contracts, for which it receives certain amounts. The significant difference between a Variable Annuity and a Fixed Annuity is that under a Variable Annuity, all investment risk is assumed by the Participant or Payee and the amounts of the annuity payments vary with the investment performance of the Variable Account; under a Fixed Annuity, the investment risk is assumed by the Company (except in the case of early withdrawals (See "Cash Withdrawals" and "Market Value Adjustment")) and the amounts of the annuity payments do not vary. However, the Participant bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed the minimum guaranteed rate for any Guarantee Period.

                             USES OF THE CONTRACTS


    The Contracts are designed for use in connection with retirement plans which meet the requirements of Section 401 (including Section 401(k)), Section 403,
Section 408(b), Section 408(c), Section 408(k) or Section 408(p) of the Code; however, the Company may discontinue offering new Contracts in connection with certain types of qualified plans. In addition, the Company may begin offering Participants under Contracts used in connection with individual retirement plans under Section 408 the opportunity to convert the Contracts into Contracts used in connection with Roth IRAs under Section 408A, and may also begin offering new Contracts for use in connection with Roth IRAs. Certain federal tax advantages are currently available to retirement plans which qualify as (1) self-employed individuals' retirement plans under Section 401; (2) corporate or association retirement plans under Section 401; (3) annuity purchase plans sponsored by certain tax exempt organizations or public school systems under Section 403(b); or (4) individual retirement accounts, including employer or association of employees individual retirement accounts under Section 408(c), SEP-IRAs under
Section 408(k), Simple Retirement Accounts under Section 408(p), and Roth IRAs under Section 408A. (See "Federal Tax Status").

    The Contracts are also designed so that they may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law.


    The Contracts are available on a group basis in all states where the Contracts are offered, except in the states of Florida, Maryland, Missouri, North Carolina, Oregon, Pennsylvania, Texas and Utah, where the Contracts are available on an individual basis. An individual Contract is issued directly to the owner of the Contract. A Group Contract is issued to the Owner covering all individuals participating under the Group Contract. Each such individual receives a Certificate which evidences his or her participation under the Group Contract. In this Prospectus, unless otherwise indicated, both the owners of individual Contracts and participating individuals under Group Contracts are referred to as "Participants"; the term "Contracts" includes Individual Contracts, Group Contracts and Certificates issued under Group Contracts. For the purposes of determining benefits under both Individual Contracts and Group Contracts, a Participant's Account is established for each Participant.



                           A WORD ABOUT THE COMPANY,
             THE FIXED ACCOUNT, THE VARIABLE ACCOUNT AND THE FUNDS


THE COMPANY


    The Company is a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. Its Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. It has obtained authorization to do business in 48 states, the District of Columbia and Puerto Rico, and it is anticipated that the Company will be authorized to do business in all states except New York. The Company issues life insurance policies and individual and group annuities. The Company has formed a wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, which issues individual fixed and combination fixed/variable annuity contracts and group life and long-term disability insurance in New York and which may offer in New York contracts similar to the Contracts offered by this Prospectus. The Company's other active subsidiaries are Sun Capital Advisers, Inc., a registered investment adviser; Clarendon Insurance Agency, Inc., a registered broker-dealer that acts as the general distributor of the Contracts and other annuity and life insurance contracts issued by the Company and its affiliates; Sun Life of Canada (U.S.) Distributors, Inc., a registered broker-dealer and investment adviser which distributes the Contracts; New London Trust, F.S.B., a federally chartered savings bank; Sun Life Financial Services Limited, which provides off-shore administrative services to the Company and Sun Life Assurance Company of Canada ("Sun Life (Canada)"); and Sun Life Information Services Ireland Limited, an offshore technology center.



    The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). Life Holdco is a wholly-owned subsidiary of Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc. ("U.S. Holdco"). U.S. Holdco is a wholly-owned subsidiary of Sun Life (Canada), 150 King Street West, Toronto, Ontario, Canada. Sun Life (Canada) is a mutual life insurance company incorporated pursuant to Act of Parliament of Canada in 1865 and currently transacts business in all of the Canadian provinces and territories, all U.S. states (except New York), the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda and the Philippines.


THE FIXED ACCOUNT

The Fixed Account is made up of all of the general assets of the Company other than those allocated to any separate account. Purchase Payments will be allocated to Guarantee Periods available in connection with the Fixed Account to the extent elected by the Participant at the time the Participant's Account is established or as subsequently changed. In addition, all or part of the Participant's Account Value may be transferred to Guarantee Periods available under the Contracts. (See "Transfer Privilege; Telephone Transfers; Restriction on Market Timers"). Assets supporting amounts allocated to Guarantee Periods become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, including claims for benefits under the Contracts.


    The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


    The Company intends to invest the assets of the Fixed Account primarily in debt instruments as follows: (1) securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government; (2) debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB), or any other nationally recognized rating service; (3) other debt instruments, including, but not limited to, issues of or guaranteed by banks or bank holding companies and other corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by the Company's management to have an investment quality comparable to securities which may be purchased as stated above; and (4) other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate. Notwithstanding the foregoing, the Company may also invest a portion of the Fixed Account in below investment grade debt instruments. Instruments rated Baa and/or BBB or lower normally involve a higher risk of default and are less liquid than higher rated instruments. If the rating of an investment grade debt security held by the Company is subsequently downgraded to below investment grade, the decision to retain or dispose of the security will be made based upon the Company's evaluation of the individual circumstances surrounding the downgrading and the prospects for continued deterioration, stabilization and/or improvement.



    The Company is not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. Investment income from such Fixed Account assets will be allocated between the Company and all contracts participating in the Fixed Account, including the Contracts, in accordance with the terms of such contracts.


    Fixed annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed (except as described under "Modification" with respect to Participant's Accounts established after the effective date of such modification). In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts, regardless of its actual expenses (except as described under "Modification" with respect to Participant's Accounts established after the effective date of such modification).

    Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks, distribution expenses and administrative expenses borne by the Company in connection with contracts participating in the Fixed Account. The Company expects to derive a profit from this compensation. The amount of investment income allocated to the Contracts will vary from Guarantee Period to Guarantee Period in the sole discretion of the Company. However, the Company guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contract. The Company may credit interest at a rate in excess of the minimum rate; however, the Company is not obligated to credit any interest in excess of such rate. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on information as to expected investment yields. Some of the factors that the Company may consider in determining whether to credit interest to amounts allocated to the Fixed Account and the amount thereof, are: general economic trends; rates of return currently available and anticipated on the Company's investments; regulatory and tax requirements; and competitive factors. The Company's general investment strategy will be to invest amounts allocated to the Fixed Account in investment-grade debt securities and mortgages using immunization strategies with respect to the applicable Guarantee Periods. This includes, with respect to investments and average terms of investments, using dedication (cash flow matching) and/or duration matching to minimize the Company's risk of not achieving the rates it is crediting under Guarantee Periods in volatile interest rate environments. ANY INTEREST CREDITED TO AMOUNTS

ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE PARTICIPANT ASSUMES THE RISK THAT INTEREST CREDITED ON AMOUNTS ALLOCATED TO THE FIXED ACCOUNT MAY NOT EXCEED 3% FOR ANY GIVEN YEAR.


    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and its Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and contract owners and to its sole stockholder.


THE VARIABLE ACCOUNT

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contracts are designed to seek to accomplish this objective by providing that variable annuity payments
(1) will reflect the investment performance of the Variable Account with respect to amounts allocated to the Variable Account before the Annuity Commencement Date and (2) will reflect the investment performance of the Variable Account after that date. Since the Variable Account is always fully invested in Fund shares, its investment performance reflects the investment performance of the Funds. Values of Fund shares held by the Variable Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of each Fund's management to make necessary changes in its portfolios to anticipate changes in economic conditions. Therefore, the Participant bears the entire investment risk that the basic objectives of the Contracts may not be realized, and that the adverse effects of inflation may not be lessened, and there can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the aggregate amount of Purchase Payments made with respect to a particular Participant's Account for the reasons described above or because of the premature death of a Payee.


    Another important feature of the Contracts related to their basic objectives is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Payee(s) will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contracts.


    Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") was established by the Company as a separate account on July 13, 1989 pursuant to a resolution of the Company's Board of Directors. Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts and such other variable annuity contracts issued by the Company and designated by it as providing benefits which vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.



    The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940. Registration with the Commission does not involve the Commission's supervision of the management or investment practices or policies of the Variable Account or of the Company.



    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by the Participant at their net asset value. Any and all distributions made by a Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, distribution expenses, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

THE FUNDS


The Contract offers a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.



    MORE COMPREHENSIVE INFORMATION, INCLUDING A DISCUSSION OF ITS MANAGEMENT, INVESTMENT OBJECTIVES, EXPENSES, AND POTENTIAL RISKS, IS FOUND IN THE CURRENT PROSPECTUSES FOR THE FUNDS (THE "FUND PROSPECTUSES"). THE FUND PROSPECTUSES SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE YOU INVEST. A COPY OF EACH FUND PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM THE COMPANY BY CALLING 1-888-786-2435, OR WRITING TO SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.), RETIREMENT PRODUCTS AND SERVICES, P.O. BOX 9133, BOSTON MASSACHUSETTS 02117.



    The Funds currently available are:



AIM VARIABLE INSURANCE FUNDS, INC. (advised by A I M Advisors, Inc. ("AIM"))



    AIM V.I. CAPITAL APPRECIATION FUND seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.



    AIM V.I. GROWTH FUND seeks to provide growth of capital through investments primarily in common stocks of seasoned and better capitalized U.S. companies considered by AIM to have strong earnings momentum.



    AIM V.I. GROWTH AND INCOME FUND seeks to provide growth of capital, with current income as a secondary objective by investing primarily in dividend paying common stocks which have prospects for both growth of capital and dividend income.



    AIM V.I. INTERNATIONAL EQUITY FUND seeks to provide long-term growth of capital by investing in diversified international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.



THE ALGER AMERICAN FUND (advised by Fred Alger Management, Inc.)



    ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of $1 billion or more.



    ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.



    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.



GOLDMAN SACHS VARIABLE INSURANCE TRUST (advised by Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., except for Goldman Sachs International Equity Fund, which is advised by Goldman Sachs Asset Management International, an affiliate of Goldman, Sachs & Co.)



    GOLDMAN SACHS VIT CORE LARGE CAP GROWTH FUND seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.



    GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.



    GOLDMAN SACHS VIT CORE U.S. EQUITY FUND seeks long-term growth of capital and dividend income through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

    GOLDMAN SACHS VIT GROWTH AND INCOME FUND seeks long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.



    GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.



J.P. MORGAN SERIES TRUST II (advised by J.P. Morgan Investment Management Inc.)



    J.P. MORGAN EQUITY PORTFOLIO seeks to provide a high total return from a portfolio comprised of selected equity securities.



    J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO seeks to provide a high total return from a portfolio of equity securities of foreign corporations.



    J.P. MORGAN SMALL COMPANY PORTFOLIO seeks to provide a high total return from a portfolio of equity securities of small companies.



LORD ABBETT SERIES FUND, INC. (advised by Lord Abbett & Co.)



    GROWTH AND INCOME PORTFOLIO seeks to provide long-term growth of capital and income without excessive fluctuation in market value.



MFS/SUN LIFE SERIES TRUST (advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Company)



    CAPITAL APPRECIATION SERIES seeks capital appreciation by investing in securities of all types, with a major emphasis on common stocks.



    EMERGING GROWTH SERIES seeks long-term growth of capital by investing primarily (I.E., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to its objective of long-term growth of capital.



    GOVERNMENT SECURITIES SERIES seeks current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.



    HIGH YIELD SERIES seeks high current income and capital appreciation by investing primarily in fixed income securities of United States and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and may include equity features. The series may invest up to 100% of its assets in these securities, which generally involve greater risks, including volatility of price, risk to principal and income, default risks and less liquidity, than securities in the higher rated categories.



    UTILITIES SERIES seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing at least 65% of its assets under normal market conditions in equity and debt securities issued by domestic and foreign utility companies.



OCC ACCUMULATION TRUST (advised by OpCap Advisors)



    EQUITY PORTFOLIO seeks long-term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.



    MANAGED PORTFOLIO seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.



    MID CAP PORTFOLIO seeks long-term capital appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $5 billion.

    SMALL CAP PORTFOLIO seeks capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.



SUN CAPITAL ADVISERS TRUST (advised by Sun Capital Advisers, Inc., a subsidiary of the Company)



    SUN CAPITAL INVESTMENT GRADE BOND FUND seeks high current income consistent with relative stability of principal by investing primarily in investment grade bonds, including those issued by U.S. and foreign companies (including companies in emerging market countries), the U.S. Government and its agencies and instrumentalities (including those which issue mortgage-backed securities), foreign governments (including those of emerging market countries), and multinational organizations such as the World Bank.



    SUN CAPITAL MONEY MARKET FUND seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities, including those issued by U.S. and foreign banks, corporate issuers, the U.S. Government and its agencies and instrumentalities, foreign governments and multinational organizations such as the World Bank. The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.



    SUN CAPITAL REAL ESTATE FUND primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its assets in securities of real estate trusts and other real estate companies. The Fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated properties.



WARBURG PINCUS TRUST (advised by Warburg Pincus Asset Management,
Inc.("Warburg"); with respect to the Post-Venture Capital Portfolio, Warburg has retained Abbott Capital Management, L.P. regarding investments in private limited partnerships or other investment funds.)



    EMERGING MARKETS PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of non-United States issuers consisting of companies in emerging securities markets.



    INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing in equity securities of non-U.S. issuers.



    POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy.



    SMALL COMPANY GROWTH PORTFOLIO seeks capital growth by investing in equity securities of small-sized domestic companies.



    The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to purchasers of other contracts participating in the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

        PURCHASE PAYMENTS AND CONTRACT VALUES DURING ACCUMULATION PERIOD


PURCHASE PAYMENTS

(1) PLACE, AMOUNT AND FREQUENCY

All Purchase Payments are to be paid to the Company at the Annuity Service Mailing Address shown on the cover of this Prospectus. The amount of Purchase Payments may vary; however, the Company will not accept an initial Purchase Payment to be allocated to a Participant's Account which is less than $25,000, and each additional Purchase Payment must be at least $1,000, unless waived by the Company. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Participant's Account to exceed $1,000,000. If the value of a Participant's Account exceeds $1,000,000, no additional Purchase Payments will be accepted without the prior approval of the Company.



    A completed Application (and in the case of a Group Contract, a completed Contract Application, if required) and the initial Purchase Payment are forwarded to the Company for acceptance. Upon acceptance, in the case of an Individual Contract the Contract is issued to the Participant, and in the case of a Group Contract the Contract and Certificate(s), as applicable, are issued to the Owner and/or Participant(s), respectively, and the initial Purchase Payment is then credited to the Participant's Account. The initial Purchase Payment must be applied within 2 business days of receipt by the Company of a completed Application. The Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete Application. If the Application cannot be made complete within 5 business days, the prospective Participant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective Participant specifically consents to the Company's retaining the Purchase Payment until the Application is made complete. Thereafter, the Purchase Payment must be applied within two business days. Subsequent Purchase Payments are applied at the end of the Valuation Period during which they are received by the Company.


(2) ACCOUNT CONTINUATION
A Participant's Account shall be continued automatically in full force during the lifetime of the Annuitant until the Annuity Commencement Date or until the Participant's Account is surrendered. Purchase Payments may be made at any time while the Participant's Account is in force.

(3) ALLOCATION OF NET PURCHASE PAYMENTS
The Net Purchase Payment is that portion of a Purchase Payment which remains after deduction of any applicable premium tax or similar tax. Each Net Purchase Payment will be allocated either to Guarantee Periods available in connection with the Fixed Account or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account in accordance with the allocation factors specified in the particular Participant's Application, or as subsequently changed.

    The allocation factors for new Payments among the Guarantee Period(s) and the Sub-Accounts may be changed by the Participant at any time by giving written notice of the change to the Company in accordance with the Company's procedures then in effect. Any change will take effect with the first Purchase Payment received with or after receipt of notice of the change by the Company and will continue in effect until subsequently changed.

PARTICIPANT'S ACCOUNT
The Company will establish a Participant's Account for each Participant under a Contract and will maintain the Participant's Account during the Accumulation Period. The Participant's Account Value for any Valuation Period is equal to the sum of the variable accumulation value, if any, plus the fixed accumulation value, if any, of the Participant's Account for that Valuation Period.

VARIABLE ACCUMULATION VALUE
The variable accumulation value of a Participant's Account, if any, for any Valuation Period is equal to the sum of the value of all Variable Accumulation Units credited to the Participant's Account for such Valuation Period.

(1) CREDITING VARIABLE ACCUMULATION UNITS
Upon receipt of a Purchase Payment by the Company, all or that portion, if any, of the Net Purchase Payment to be allocated to any Sub-Accounts in accordance with the allocation factors will be credited to the Participant's Account in the form of Variable Accumulation Units. The number of particular Variable Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Sub-Account by the Variable Accumulation Unit value of the particular Sub-Account for the Valuation Period during which the Purchase Payment is applied by the Company to the Participant's Account.

(2) VARIABLE ACCUMULATION UNIT VALUE
The Variable Accumulation Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Variable Accumulation Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by methodology which is the mathematical equivalent of multiplying the Variable Accumulation Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Sub-Account for such subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is the value determined as of the end of the particular Valuation Period and may increase, decrease or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor described in (3) below. For a hypothetical example of the calculation of the value of a Variable Accumulation Unit, see Appendix A.

(3) NET INVESTMENT FACTOR
The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore the value of a Variable Accumulation Unit may increase, decrease or remain the same.

    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

        (a) is the net result of:


           (1) the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus



           (2) the per share amount of any dividend or other distribution declared by a Fund on the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus


           (3) a per share credit or charge with respect to any taxes paid or reserved for by the Company during the Valuation Period which are determined by the Company to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);


        (b) is the net asset value of a Fund share held in the Sub-Account determined as of the end of the preceding Valuation Period; and


        (c) is the asset charge factor determined by the Company for the Valuation Period to reflect the charges for assuming the mortality and expense risks and administrative expenses.

FIXED ACCUMULATION VALUE
The fixed accumulation value of a Participant's Account, if any, for any Valuation Period is equal to the sum of the values of all Guarantee Amounts credited to the Participant's Account for such Valuation Period.

GUARANTEE PERIODS
The Participant may elect one or more Guarantee Period(s) from among those made available by the Company. The period(s) elected will determine the Guaranteed Interest Rate(s). A Purchase Payment, or the portion thereof (at least $1,000) (or the amount transferred in accordance with the Transfer Privilege) allocated to a particular Guarantee Period, less any applicable premium tax or similar tax and any amounts subsequently withdrawn, will earn interest at the Guaranteed Interest Rate in effect during the Guarantee Period. Initial Guarantee Periods begin on the date the net Purchase Payment is applied, or, in the case of a transfer, on the effective date of the transfer, and end the number of calendar months in the Guarantee

Period elected from the end of the calendar month in which the amount was allocated to the Guarantee Period (the "Expiration Date"). Subsequent Guarantee Periods begin on the first day following the Expiration Date.

    Any portion of a Participant's Account Value allocated to a particular Guarantee Period with a particular Expiration Date (including interest earned thereon) will be referred to herein as a "Guarantee Amount". Interest will be credited daily at a rate equivalent to the compound annual rate. As a result of additional Purchase Payments, renewals and transfers of portions of the Participant's Account Value described under "Transfer Privilege" below, which will begin new Guarantee Periods, Guarantee Amounts allocated to Guarantee Periods of the same duration may have different Expiration Dates. Thus each Guarantee Amount will be treated separately for purposes of determining any Market Value Adjustment (See "Market Value Adjustment").

    The Company will notify the Participant in writing at least 45 and no more than 75 days prior to the Expiration Date for any Guarantee Amount except for Guarantee Amounts held under a Dollar Cost Averaging Option described below. A new Guarantee Period of the same duration as the previous Guarantee Period will commence automatically on the first day following the Expiration Date of the previous Guarantee Period unless the Company receives, prior to the Expiration Date, a written election by the Participant of a new Guarantee Period from among those being offered by the Company at such time, or instructions to transfer all or a portion of the Guarantee Amount to one or more Sub-Accounts in accordance with the Transfer Privilege Provision. Each new Guarantee Amount must be at least $1,000 unless it is equal to the entire Guarantee Amount being tranferred.

GUARANTEED INTEREST RATES
The Company periodically will establish an applicable Guaranteed Interest Rate for each Guarantee Period offered by the Company. Current Guaranteed Interest Rates may be changed by the Company frequently or infrequently depending on interest rates available to the Company and other factors as described below. Rates will be guaranteed for the duration of the respective Guarantee Periods. However, Participant's Account Value withdrawn from the Fixed Account will be subject to any applicable withdrawal charge and Account Fee and may be subject to a Market Value Adjustment on withdrawal or surrender (See "Market Value Adjustment").

    The Guaranteed Interest Rate will not be less than 3% per year, compounded annually. The Company has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as these rates will be reflective of interest rates available on the types of debt instruments in which the Company intends to invest amounts allocated to the Fixed Account (See "The Fixed Account"). In addition, the Company's management may consider other factors in determining Guaranteed Interest Rates including: regulatory and tax requirements; sales commissions and administrative and distribution expenses borne by the Company; general economic trends; and competitive factors. The Participant bears the risk that the Guaranteed Interest Rate to be credited on amounts allocated to the Fixed Account may not exceed 3% per year.

DOLLAR COST AVERAGING
The Participant may also elect at no extra charge an available Dollar Cost Averaging Option in connection with selected Initial Guarantee Periods (subject to a minimum amount of $1,000). Dollar Cost Averaging Options are available monthly or quarterly:

    1. Monthly Dollar Cost Averaging Option: Amounts allocated will be divided among 12 separate sequentially maturing Guarantee Periods. The first Guarantee Period ends one full calendar month following the date the Net Purchase Payment is applied and each subsequent Guarantee Period shall end one full calendar month later, sequentially thereafter. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal 1/12 of the Net Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the 12 Guarantee Periods.


    2. Quarterly Dollar Cost Averaging: Amounts allocated will be divided among 4 separate sequentially maturing Guarantee Periods. The first Guarantee Period ends 3 full calendar months following the date the Net Purchase Payment is applied and each subsequent Guarantee Period shall end 3 full calendar months later, sequentially thereafter. The Guarantee Amount at the Expiration Date of each such Guarantee Period will equal 1/4 of the Net Purchase Payment applied under this Option, with the Guarantee Amount at the last Expiration Date including all interest earned in the 4 Guarantee Periods.


    Only initial and subsequent Purchase Payments may be allocated to a Dollar Cost Averaging Option. Previously applied amounts may not be transferred to any Dollar Cost Averaging Option.


    The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations. Since the same dollar amount is transferred to other available investment options at set intervals, dollar cost averaging allows a Participant to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, a lower average cost per Variable Accumulation Unit may be achieved over the long term. A dollar cost averaging program allows Participants to take advantage of market fluctuations. However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.


ASSET ALLOCATION
One or more asset allocation investment programs may be made available in connection with the Contracts, at no extra charge. An asset allocation program provides for the allocation of the Participant's Account Value among the available investment options. These programs will be fully described in a separate brochure. Participants may elect to enter into an asset allocation investment program, under the terms and conditions described in the brochure.

TRANSFER PRIVILEGE; TELEPHONE TRANSFERS; RESTRICTION ON MARKET TIMERS

At any time during the Accumulation Period the Participant may, upon request received by the Company, transfer all or part of the Participant's Account Value to one or more Sub-Accounts or Guarantee Periods available under the Contract, subject to the following conditions: (1) not more than 12 transfers may be made in any Account Year; (2) a minimum of 30 days must elapse between transfers made to or from the Fixed Account or among Guarantee Periods; (3) the amount being transferred from a Sub-Account may not be less than $1,000, unless the total Participant's Account Value attributable to a Sub-Account is being transferred;
(4) any Participant's Account Value remaining in a Sub-Account may not be less than $1,000; (5) the total Participant's Account Value attributable to the Guarantee Amount must be transferred; and (6) transfers may not be allocated to the Monthly or Quarterly Dollar Cost Averaging Options described above. In addition, except in connection with dollar cost averaging and asset allocation programs, transfers of a Guarantee Amount will be subject to the Market Value Adjustment described below, unless the transfer is effective within 30 days prior to the Expiration Date applicable to the Guarantee Amount; and transfers involving Variable Accumulation Units shall be subject to such terms and conditions as may be imposed by the Funds. Currently, there is no charge for transfers; however, the Company reserves the right to impose a charge of up to $15 for each transfer. A transfer generally will be effective on the date the request for transfer is received by the Company. Under current law, there will be no tax liability to the Participant if a Participant makes a transfer.



    Transfers may be requested either in writing or by telephone. The telephone exchange privilege is made available to Participants automatically, without the Participant's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include one or more of the following: requesting identifying information, such as name, Contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Participant and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believed to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Participant.

    The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. Persons who wish to employ such strategies should not purchase a Contract. Accordingly, transfers may be subject to restriction if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, the Company may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted by market timing firms or other third parties on behalf of more than one Participant. The Company will not impose any such restrictions or otherwise modify transfer rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Participants.


    In addition, certain of the Funds have reserved the right to temporarily or permanently refuse exchange requests if, in the judgment of such Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a series and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. The Company also reserves the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.


WAIVERS; REDUCED CHARGES; CREDITS; BONUS GUARANTEED INTEREST RATES
The Company may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in situations where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales. In addition, the Company may waive the Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in connection with Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company may reduce or waive such charges and fees, credit additional amounts, or grant bonus Guaranteed Interest Rates on any Contract where, for example, expenses associated with the sale of the Contract and/or costs or services associated with administering and maintaining the Contract are reduced. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawal Charges."

        CASH WITHDRAWALS, WITHDRAWAL CHARGES AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

    At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Participant may elect to receive a cash withdrawal payment from the Company. Any such election shall specify the amount of the withdrawal and will be effective on the date that it is received by the Company.


    The Participant may request a full surrender or partial withdrawal. A full surrender will result in a cash withdrawal payment equal to the value of the Participant's Account at the end of the Valuation Period during which the election becomes effective less the Account Fee, plus or minus any applicable Market Value Adjustment, and less any applicable withdrawal charge. A request for a partial withdrawal will result in the cancellation of a portion of the Participant's Account Value equal to the dollar amount of the cash withdrawal payment, plus or minus any applicable Market Value Adjustment, plus any applicable withdrawal charge. If a partial withdrawal is requested which would leave a Participant's Account Value of less than the Account Fee, then such partial withdrawal will be treated as a full surrender. The Account Fee and any applicable Market Value Adjustment will be deducted from the Participant's Account before the application of any withdrawal charge.


    In the case of a partial withdrawal, the Participant may instruct the Company as to the amounts to be withdrawn from each Sub-Account and/or Guarantee Amount. If not so instructed, the Company will effect such withdrawal pro rata from each Sub-Account and Guarantee Amount in which the Participant's Account Value is invested at the end of the Valuation Period during which the withdrawal becomes effective. ALL CASH WITHDRAWALS OF ANY GUARANTEE AMOUNT, EXCEPT THOSE EFFECTIVE WITHIN 30 DAYS PRIOR TO THE EXPIRATION DATE OF SUCH GUARANTEE AMOUNT, WILL BE SUBJECT TO THE MARKET VALUE ADJUSTMENT.


    Cash withdrawals from a Sub-Account will result in the cancellation of Variable Accumulation Units attributable to the Participant's Account with an aggregate value on the effective date of the withdrawal equal to the total amount by which the Sub-Account is reduced. The cancellation of such units will be based on the Variable Accumulation Unit values of the Sub-Account for the Valuation Period during which the cash withdrawal is effective.

    The Company, upon request, will advise the Participant of the amounts that would be payable in the event of a full surrender or partial withdrawal.


    Any cash withdrawal payment will be paid within 7 days from the date the election becomes effective, except as the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940 and applicable state insurance law. Deferral of amounts withdrawn from the Variable Account is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or
(b) during which trading on the New York Stock Exchange is restricted as determined by the Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by a Fund is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a Fund or (3) for such other periods as the Commission may by order permit for the protection of security holders. The Company reserves the right to defer the payment of amounts withdrawn from the Fixed Account for a period not to exceed 6 months from the date written request for such withdrawal is received by the Company. The Company is not required to pay interest on amounts so deferred.



    Since the Qualified Contracts will be issued in connection with retirement plans which meet the requirements of Sections 401, 403, 408, and 408A of the Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals. For special restrictions applicable to withdrawals from Contracts used with Tax-Sheltered Annuities established pursuant to Section 403(b) of the Code, see "Section 403(b) Annuities".



    A cash withdrawal under either a Qualified Contract or a Non-Qualified Contract also may result in a tax penalty. The tax consequences of a cash withdrawal payment under both Qualified Contracts and Non-Qualified Contracts should be carefully considered (See "Federal Tax Status").


WITHDRAWAL CHARGES

No sales charges are deducted from Purchase Payments. However, a withdrawal charge, when applicable, will be assessed to reimburse the Company for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses. Cash withdrawals may result in a 10% tax penalty in addition to any withdrawal charge applicable under the Contracts (See "Federal Tax Status").



    No withdrawal charge is assessed upon annuitization, upon payment of the death benefit, or upon the transfer of Participant's Account Value among the Sub-Accounts or between the Sub-Accounts and the Fixed Account or within the Fixed Account.

    When a withdrawal is made from a Qualified Contract to comply with mandatory minimum distribution requirements, no withdrawal charge will be applied to the amount required to be distributed during each Account Year. These required distributions may commence during and continue after the later of the year in which the Annuitant attains age 70 1/2 or, beginning in 1997, after the year in which the Annuitant retires if that is later. Any amounts withdrawn in excess of the required minimum distribution during each Account Year will be subject to any applicable withdrawal charge.


    The withdrawal charge is not assessed with respect to a Participant's Account established for the personal account of an employee of the Company or of any of its affiliates, or of a licensed insurance agent engaged in distributing the Contracts, and the Company may waive the withdrawal charge with respect to Purchase Payments derived from the surrender of other annuity contracts and/or certificates issued by the Company.

    For purposes of a full surrender or partial withdrawal, each withdrawal is allocated to previously unliquidated Purchase Payments on a first-in, first-out basis until all Purchase Payments have been liquidated. Once all Purchase Payments have been liquidated, any additional withdrawals will come from the earnings on the Contract and are not subject to a withdrawal charge. The amount subject to a withdrawal charge is the amount of the partial withdrawal or full surrender up to the maximum of the sum of all unliquidated Purchase Payments.

AMOUNT OF WITHDRAWAL CHARGE

A withdrawal charge percentage of 1% is applied to Purchase Payments withdrawn which have been credited to a Participant's Account for less than one Year.



    In no event shall the aggregate withdrawal charges assessed against a Participant's Account exceed 1% of the aggregate Purchase Payments made under a Contract (For examples of withdrawals, withdrawal charges and the Market Value Adjustment, see Appendix B). The Company may, upon notice to the Owner of a Group Contract, modify the withdrawal charge, provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification (See "Modification").


SECTION 403(b) ANNUITIES

The Code imposes restrictions on cash withdrawals from Contracts used with
Section 403(b) Annuities. In order for the Contracts to receive tax deferred treatment, the Contracts must provide that cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988 ("Pre-1989 Account Value")) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to any growth or interest on or after January 1, 1989 on Pre-1989 Account Value, salary reduction contributions made on or after January 1, 1989, and any growth or interest on such contributions ("Restricted Account Value").



    Withdrawals of Restricted Account Value are also permitted in cases of financial hardship, but only to the extent of contributions; earnings on contributions cannot be withdrawn for hardship reasons. While specific rules defining hardship have not been issued by the Internal Revenue Service, it is expected that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts (See "Federal Tax Status"). Under certain circumstances, the 10% tax penalty will not apply if the withdrawal is made to pay medical expenses.


    Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Participant's Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.


    For information on the federal income tax withholding rules that apply to distributions from Qualified Contracts (including Section 403(b) Annuities), see "Federal Tax Status".

MARKET VALUE ADJUSTMENT
Any cash withdrawal of a Guarantee Amount, other than a withdrawal effective within 30 days prior to the Expiration Date of the Guarantee Amount will be subject to a Market Value Adjustment ("MVA") (for this purpose, transfers, distributions on the death of a Participant and amounts applied to purchase an annuity are treated as cash withdrawals). The MVA will be applied to the amount being withdrawn which is subject to the MVA, after deduction of any applicable Account Fee and before deduction of any applicable withdrawal charge.

    The MVA will reflect the relationship between the Current Rate (as defined below) for the Guarantee Amount being withdrawn and the Guaranteed Interest Rate applicable to the amount being withdrawn. It also reflects the time remaining in the applicable Guarantee Period. Generally, if the Guaranteed Interest Rate is lower than the applicable Current Rate, then the application of the MVA will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Interest Rate is higher than the applicable Current Rate, the application of the MVA will result in a higher payment upon withdrawal.


    The MVA is determined by the application of the following formula:


                              N/12
                      1 + I
                    ( ----- )      -1
                      1 + J

where,


    I is the Guaranteed Interest Rate being credited to the Guarantee Amount subject to the MVA,



    J is the Guaranteed Interest Rate declared by the Company, as of the effective date of the application of the MVA, for current allocations to Guarantee Period(s). If the Guarantee Period was originally established through Monthly or Quarterly Dollar Cost Averaging Options, J is the Guaranteed Interest Rate declared for current allocations to these options. For all other Guarantee Periods, J is the Guaranteed Interest Rate declared for current allocations to Guarantee Periods equal to the balance of the Guarantee Period of the Guarantee Amount subject to the MVA, rounded to the next higher number of complete years (the "Current Rate"). In the determination of J for Guarantee Periods other than those established under the Monthly or Quarterly Dollar Cost Averaging Options, if the Company does not currently offer the applicable Guarantee Period, then J will be determined by linear interpolation of Current Rates for Guarantee Periods that are available.



    N is the number of complete months remaining in the Guarantee Period of the Guarantee Amount subject to the MVA.



    The Company may, upon notice to the Owner, modify the formula used to calculate the MVA, provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification (See "Modification").



    See Appendix B for examples of the application of the MVA.


                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACTS


    In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Annuitant, the Company will, upon receipt of Due Proof of Death of both the Annuitant and the designated Beneficiary, pay the death benefit in one sum to the Participant or, if the Annuitant was the Participant, to the estate of the Participant/Annuitant. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract, except as may be provided under the Annuity Option elected.


ELECTION AND EFFECTIVE DATE OF ELECTION
During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Participant may elect to have the death benefit applied under one or more Annuity Options to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee after the death of the Annuitant. If no election of a method of settlement of the death benefit by the Participant is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a single cash payment; or (b) to have the death benefit applied under one or more of the Annuity Options (on the Annuity Commencement Date described under "Payment of Death Benefit") to effect a Variable Annuity or a Fixed Annuity or a combination of both for the Beneficiary as Payee. Either election described above may be made by filing with the Company a written election in such form as the Company may require. Any election of a method of settlement of the death benefit by the Participant will become effective on the date it is received by the Company. For the purposes of the "Payment of Death Benefit" and "Amount of Death Benefit" sections below, any election of the method of settement of the death benefit by the Participant which is in effect on the date of death of the Annuitant will be deemed effective on the date Due Proof of Death of the Annuitant is received by the Company. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by the Company; or (b) the date Due Proof of Death of the Annuitant is received by the Company. If an election by the Beneficiary is not received by the Company within 60 days following the date Due Proof of Death of the Annuitant is received by the Company, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.



    In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contracts as annuity contracts under the Code. (See "Other Contract Provisions -- Death of Participant").


PAYMENT OF DEATH BENEFIT

If the death benefit is to be paid in cash to the Beneficiary, payment will be made within 7 days of the date the election becomes effective or is deemed to become effective, except as the Company may be permitted to defer any such payment of amounts derived from the Variable Account in accordance with the Investment Company Act of 1940. If the death benefit is to be paid in one sum to the Participant or, if the Annuitant was the Participant, to the estate of the deceased Participant/Annuitant, payment will be made within 7 days of the date Due Proof of Death of the Annuitant, the Participant and/or the designated Beneficiary, as applicable, is received by the Company. If settlement under one or more of the Annuity Options is elected, the Annuity Commencement Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election, and the Participant's Account will be maintained in effect until the Annuity Commencement Date.


AMOUNT OF DEATH BENEFIT
The death benefit is determined as of the effective date or deemed effective date of the death benefit election.

    If the Annuitant was less than age 86 on the Date of Coverage, the death benefit is equal to the greatest of (1) the Participant's Account Value for the Valuation Period during which the death benefit election is effective or is deemed to become effective; (2) the amount that would have been payable in the event of a full surrender of the Participant's Account on the date the death benefit election is effective or is deemed to become effective; and (3) total Purchase Payments made with respect to the Participant's Account, minus the sum of all partial withdrawals.

    If the Annuitant was age 86 or older on the Date of Coverage, the death benefit is equal to (2) above.


    If (2) or (3) is operative, the Participant's Account Value will be increased by the excess of (2) or (3), as applicable, over (1) and the increase will be allocated to the Sub-Accounts based on the respective values of the Sub-Accounts on the date the amount of the death benefit is determined. If no portion of the Participant's Account is allocated to the Sub-Accounts on that date, the entire increase will be allocated to the Sub-Account invested in the Sun Capital Money Market Fund of the Sun Capital Advisers Trust.


                     HOW THE CONTRACT CHARGES ARE ASSESSED


    As more fully described below, charges under the Contracts are assessed in three ways: (1) as deductions for the Account Fee and, if applicable, for premium taxes; (2) as charges against the assets of the Variable Account for the assumption of mortality and expense risks and administrative expenses; and (3) as withdrawal charges (contingent deferred sales charges). In addition, certain deductions are made from the assets of the Funds for investment management fees and expenses. These fees and expenses are described in the Fund prospectuses.


ADMINISTRATIVE CHARGES
Prior to the Annuity Commencement Date, on each Account Anniversary the Company deducts from the value of each Participant's Account an annual account administration fee ("Account Fee") in the amount of $50 as partial compensation for expenses relating to the issue and maintenance of the Contract and the Participant's Account. If a Participant's Account is surrendered for its full value on other than the Account Anniversary, the Account Fee will be deducted in full at the time of such surrender. The Account Fee will be deducted on a pro rata basis from amounts allocated to each Guarantee Period and each Sub-Account in which the Participant's Account is invested at the time of such deduction. Also, the Company will waive the Account Fee when the Participant's Account Value is greater than $100,000 on the Account Anniversary. On the Annuity Commencement Date, the value of the Participant's Account will be reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, an annual Account Fee of $50 will be deducted in equal amounts from each variable annuity payment made during the year. No such deduction will be made from fixed annuity payments.


    The Company makes a deduction from the Variable Account at the end of each Valuation Period (during both the Accumulation Period and after annuity payments begin) at an effective annual rate of 0.15% to reimburse the Company for those administrative expenses attributable to the Contracts, the Participant's Accounts and the Variable Account which exceed the revenues received from the Account Fee. For a description of administrative services provided, see "Administration of the Contracts."


    The Contract provides that the Company may modify the Account Fee and the administrative expense charge, provided that such modification shall apply only with respect to Participant's Accounts established after the effective date of such modification (See "Modification").

PREMIUM TAXES

A deduction, when applicable, is made for premium taxes or similar state or local taxes. The amount of such applicable tax varies by jurisdiction and is subject to change by the legislature or other authority. In many jurisdictions, there is no premium tax at all. The Company believes that such premium taxes or similar taxes currently range from 0% to 3.5%. For more complete information a tax adviser should be consulted. It is currently the Company's policy to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence; however, the Company reserves the right to deduct such taxes on or after the date they are incurred.


MORTALITY AND EXPENSE RISK CHARGE

The mortality risk assumed by the Company arises from the contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all annuitants as a group live. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The Company assumes this mortality risk by virtue of annuity rates incorporated into the Contract which cannot be changed; however, in the case of a Group Contract only, the Company may modify the mortality and expense risk charge under the Group Contract only with respect to Participant's Accounts established after the effective date of such modification (See "Modification"). The expense risk assumed by the Company is the risk that the administrative charges assessed under the Contracts may be insufficient to cover the actual total administrative expenses incurred by the Company.



    For assuming these risks, the Company makes a deduction from the Variable Account at the end of each Valuation Period during both the Accumulation Period and after annuity payments begin at an effective annual rate of 1.00%. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, the Company will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to the Company and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. The Company will recoup its expected costs associated with registering and distributing the Contracts by the assessment of the withdrawal charge described below. However, the withdrawal charge may prove to be insufficient to cover actual distribution expenses. If this is the case, the deficiency will be met from the Company's general corporate funds which may include amounts derived from the mortality and expense risk charges.


WITHDRAWAL CHARGES

No deduction for sales charges is made from Purchase Payments. However, a withdrawal charge of 1% of Purchase Payments, when applicable, will be used to cover certain expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional costs and acquisition expenses. (See "Cash Withdrawals" and "Withdrawal Charges").


                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

    Annuity payments will begin on the Annuity Commencement Date which is selected by the Participant, as specified in the Application. The date selected by the Participant may not be sooner than the first day of the second calendar month following the Date of Coverage. This date may be changed by the Participant from time to time by written notice to the Company, provided that notice of each change is received by the Company at least 30 days prior to the then current Annuity Commencement Date and the new Annuity Commencement Date is a date which is: (1) at least 30 days after the date notice of the change is received by the Company; (2) the first day of a month; and (3) not later than the first day of the first month following the Annuitant's 90th birthday, unless otherwise restricted, in the case of a Qualified Contract, by the particular retirement plan or by applicable law. In most situations, current law requires that the Annuity Commencement Date under a Qualified Contract be no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2), and the terms of the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an Annuity Option as described in the Death Benefit section of this Prospectus.


    On the Annuity Commencement Date the Participant's Account will be cancelled and its adjusted value will be applied to provide an annuity under one or more of the options described below. No withdrawal charge will be imposed upon amounts applied to purchase an annuity. However, the Market Value Adjustment may apply. (See "Determination of Annuity Payments"). NO PAYMENTS MAY BE REQUESTED UNDER THE CONTRACT'S CASH WITHDRAWAL PROVISIONS ON OR AFTER THE ANNUITY COMMENCEMENT DATE, AND NO CASH WITHDRAWAL WILL BE PERMITTED EXCEPT AS MAY BE AVAILABLE UNDER THE ANNUITY OPTION ELECTED.



    Since the Contracts may be issued in connection with retirement plans which meet the requirements of Section 401, 403, 408, or 408A of the Code, as well as certain non-qualified plans, reference should be made to the terms of the particular plan for any limitations or restrictions on the Annuity Commencement Date.


ELECTION--CHANGE OF ANNUITY OPTION
During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Participant may elect one or more of the Annuity Options described below, or such other settlement option as may be agreed to by the Company, for the Annuitant as Payee. The Participant may also change any election, but written notice of any election or change of election must be received by the Company at least 30 days prior to the Annuity Commencement Date. If no election is in effect on the 30th day prior to the Annuity Commencement Date, Annuity Option B, for a Life Annuity with 120 monthly payments certain, will be deemed to have been elected. If there is no election of a sole Annuitant in effect on the 30th day prior to the Annuity Commencement Date, the person designated as "Co-Annuitant" will be the Payee under the applicable Annuity Option.

    Any election may specify the proportion of the adjusted value of the Participant's Account to be applied to provide a Fixed Annuity and a Variable Annuity. In the event the election does not so specify, or if no election is in effect on the 30th day prior to the Annuity Commencement Date, then the portion of the adjusted value of the Participant's Account to be applied to provide a Fixed Annuity and a Variable Annuity will be determined on a pro rata basis from the composition of the Participant's Account on the Annuity Commencement Date.


    Annuity Options may also be elected by the Participant or the Beneficiary (See "Death Benefit").


    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options which may be elected.

    NO CHANGE OF ANNUITY OPTION IS PERMITTED AFTER THE ANNUITY COMMENCEMENT
DATE.

ANNUITY OPTIONS
No lump sum settlement option is available under the Contract. The Participant may surrender a Contract prior to the Annuity Commencement Date; however, any applicable surrender charge will be deducted from the cash withdrawal payment and a Market Value Adjustment, if applicable, will be applied.

    Annuity Options A, B, C and D are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Option E is available only to provide a Fixed Annuity.

    Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Options B or C because no further payments are payable after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.


    Annuity Option B.  Life Annuity with 60, 120, 180 or 240 Monthly Payments
Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain were elected. In the event of the death of the Payee under this option, the Contract provides that if there is no designated Beneficiary entitled to the remaining payments then living, the discounted value of the remaining payments, if any, will be calculated and paid in one sum to the deceased Payee's estate. In addition, any Beneficiary who becomes entitled to any remaining payments under this option may elect to receive the amounts due under this option in one sum. The discounted value for variable annuity payments will be based on interest compounded annually at the assumed interest rate of 3% per year. The discounted value for payments being made on a fixed basis will be based on the interest rate initially used by the Company to determine the amount of each payment.


    Annuity Option C. Joint and Survivor Annuity: Monthly payments payable during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of election of this option of the number of each type of Annuity Unit credited to the Contract with respect to the Payee and fixed monthly payments, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.


    * Annuity Option D.  Monthly Payments for a Specified Period
Certain: Monthly payments for a specified period of time (at least 5 years but not exceeding 30 years), as elected. In the event of the death of the Payee under this option, the Contract provides that, as described under Annuity Option B above, in certain circumstances the discounted value of the remaining payments, if any, will be calculated and paid in one sum.



    * Annuity Option E. Fixed Payments: The amount applied to provide fixed payments in accordance with this option will be held by the Company at interest. Fixed payments will be made in such amounts and at such times (at least over a period of 5 years) as may be agreed upon with the Company and will continue until the amount held by the Company with interest is exhausted. The final payment will be for the balance remaining and may be less than the amount of each preceding payment. Interest will be credited on an annual basis on the amount remaining unpaid at a rate which shall be determined by the Company from time to time but which shall not be less than 3% per year, compounded annually. The rate so determined may be changed at any time and as often as may be determined by the Company; provided, however, that

---------

* The election of this Annuity Option may result in the imposition of a penalty tax.

the rate may not be reduced more frequently than once during each calendar year. In the event of the death of the Payee under this option, the Contract provides that, as described under Annuity Option B above, in certain circumstances the unpaid balance of the proceeds and interest will be paid in one sum.

DETERMINATION OF ANNUITY PAYMENTS

On the Annuity Commencement Date the Participant's Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the Participant's Account Value for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by a proportionate amount of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date, plus or minus any applicable Market Value Adjustment and minus any applicable premium taxes or similar taxes.


    If the amount to be applied under any annuity option is less than $2,000, or if the first annuity payment payable in accordance with such option is less than $20, the Company will pay the amount to be applied in a single payment to the Payee.

FIXED ANNUITY PAYMENTS

The dollar amount of each fixed annuity payment will be determined in accordance with the Annuity Payment Rates found in the Contract, which are based on a minimum guaranteed interest rate of 3% per year, or, if more favorable to the Payee(s), in accordance with the Annuity Payment Rates published by the Company and in use on the Annuity Commencement Date.


VARIABLE ANNUITY PAYMENTS

The dollar amount of the first variable annuity payment will be determined in accordance with the Annuity Payment Rates found in the Contract, which are based on an assumed interest rate of at least 3% per year, unless these rates are changed with respect to a Group Contract (See "Modification"). All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract with respect to the particular Payee. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account at the end of the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited with respect to the particular Payee then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited with respect to the particular Payee by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment. If the net investment return on the assets of the Variable Account is the same as the assumed interest rate (3% per year), variable annuity payments will remain level. If the net investment return exceeds the assumed interest rate variable annuity payments will increase and, conversely, if it is less than the assumed interest rate the payments will decrease.



    For a hypothetical example of the calculation of a variable annuity payment, see Appendix A.


ANNUITY UNIT VALUE

The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (See "Variable Accumulation Value -- Net Investment Factor") for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in the applicable Contract.


    For a hypothetical example of the calculation of the value of an Annuity Unit, see Appendix A.

EXCHANGE OF VARIABLE ANNUITY UNITS
After the Annuity Commencement Date the Payee may, by filing a written request with the Company, exchange the value of a designated number of Annuity Units of particular Sub-Accounts then credited with respect to the particular Payee into other Annuity Units, the value of which would be such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange. No more than 12 exchanges may be made within each Account Year.


    Exchanges may be made only among Sub-Accounts. Exchanges will be made using the Annuity Unit values for the Valuation Period during which any request for exchange is received by the Company.

ANNUITY PAYMENT RATES
The Contract contains Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of:
(a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the Contract; and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate of 3% per year. These rates may be changed by the Company with respect to Participant's Accounts established after the effective date of such change (See "Modification").

    The annuity payment rates may vary according to the Annuity Option elected and the adjusted age of the Payee. The Contract also describes the method of determining the adjusted age of the Payee. The mortality table used in determining the annuity payment rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table A.


                           OTHER CONTRACT PROVISIONS


PAYMENT LIMITS

    The initial Purchase Payment credited to each Participant's Account must be at least $25,000 and each additional Purchase Payment must be at least $1,000, unless waived by the Company. In addition, the prior approval of the Company is required before it will accept a Purchase Payment which would cause the value of a Participant's Account to exceed $1,000,000. If the value of a Participant's Account exceeds $1,000,000, no additional Purchase Payments will be accepted without the prior approval of the Company. Purchase Payments may be made annually, semi-annually, quarterly, monthly or at any other frequency acceptable to the Company. The Participant may, subject to the minimum payment, increase or decrease the amount of Purchase Payments or change the frequency of payment, but the Participant is not obligated to continue Purchase Payments in the amount or frequency elected. There are no penalties for failure to continue to make Purchase Payments. While the Contract and the Participant's Account are in force, Purchase Payments may be made at any time prior to the Annuity Commencement Date.

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in the Application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant and, in the case of a Non-Qualified Contract, the Participant as well.



    Subject to the rights of an irrevocably designated Beneficiary, the Participant may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written Beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change or revocation.


    Reference should be made to the terms of a particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

EXERCISE OF CONTRACT RIGHTS
An Individual Contract shall belong to the individual Participant to whom the Contract is issued. A Group Contract shall belong to the Owner. In the case of a Group Contract, all Contract rights and privileges may be expressly reserved by the Owner, failing which, each Participant shall be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the

Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract.

    The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payees may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the Annuitant; (4) the trustee of an individual retirement account plan qualified under Section 408 of the Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.


    The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of any Annuitant and prior to the last Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding upon the Company until written notification is received by the Company. When such notification is so received, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change.

DEATH OF PARTICIPANT

If a Participant under a Non-Qualified Contract dies prior to the Annuitant and before the Annuity Commencement Date, that Participant's Account Value, plus or minus any applicable Market Value Adjustment, must be distributed to the "designated beneficiary" (as defined below) either (1) within 5 years after the date of death of the Participant, or (2) as an annuity over some period not greater than the life or expected life of the designated beneficiary, with annuity payments beginning within one year after the date of death of the Participant. For this purpose (and for purposes of Section 72(s) of the Code), the person named as Beneficiary shall be considered the designated beneficiary, and if no person then living has been so named, then the Annuitant shall automatically be the designated beneficiary. If the designated beneficiary is the surviving spouse of the deceased Participant, the spouse can elect to continue the Contract in the spouse's own name as Participant, in which case these mandatory distribution requirements will apply on the spouse's death.



    When the deceased Participant was also the Annuitant, the death benefit provision of the Contract controls, unless the deceased Participant's surviving spouse is the designated beneficiary and elects to continue the Contract in the spouse's own name as both Participant and Annuitant.


    If the Payee dies on or after the Annuity Commencement Date and before the entire accumulation under such Participant's Account has been distributed, the remaining portion of such Participant's Account, if any, must be distributed at least as rapidly as the method of distribution then in effect.


    In any case in which a non-natural person constitutes a holder of the Contract for the purposes of Section 72(s) of the Code, (1) the distribution requirements described above shall apply upon the death of any Annuitant, and
(2) a change in any Annuitant shall be treated as the death of an Annuitant.



    In all cases, no Participant or Beneficiary shall be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Code.

    Any distributions upon the death of a Participant under a Qualified Contract will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.


VOTING OF FUND SHARES


The Company will vote Fund shares held by the Sub-Accounts at meetings of shareholders, or in connection with similar solicitations, of the Funds, but will follow voting instructions received from persons having the right to give voting instructions. Except in the case of a Group Contract where the right to give voting instructions is reserved by the Owner, the Participant is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date the Payee is the person having such voting rights. Any shares attributable to the Company and Fund shares for which no timely voting instructions are received will be voted by the Company in the same proportion as the shares for which instructions are received from Owners, Participants and Payees, as applicable.



    Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans which are funded by the Contracts may be entitled to instruct the Owners as to how to instruct the Company to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant's Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.



    Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, nor any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.



    All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. The number of Fund shares as to which each such person is entitled to give instructions will be determined by the Company as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant's Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.


PERIODIC REPORTS

During the Accumulation Period the Company will send the Participant or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to the Participant's Account and the Fixed Accumulation Value of such account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning the Participant's Account transactions with respect to a Contract. It is the obligation of the Participant to review each such statement carefully and to report to the Company, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless the Company receives notice of any such error or discrepancy from the Participant within such time period, the Company may not be responsible for correcting the error or discrepancy.

    In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send such statements reflecting transactions in the Participant's Account as may be required by applicable laws, rules and regulations.


    Upon request, the Company will provide the Participant with information regarding fixed and variable accumulation values.

SUBSTITUTED SECURITIES

Shares of any or all of the Funds may not always be available for purchase by the Sub-Accounts or the Company may decide that further investment in any such shares is no longer appropriate in view of the purposes of the Variable Account or in view of legal, regulatory or federal income tax restrictions. In such event, shares of another Fund or shares of another registered open-end investment company or unit investment trust may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions meet applicable Internal Revenue Service diversification guidelines and have been approved, if required, by the Commission. In the event of any such substitution, the Company may make appropriate endorsement to the Contracts to reflect the substitution.


CHANGE IN OPERATION OF VARIABLE ACCOUNT

At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Commission. In the event of any change in the operation of the Variable Account, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


SPLITTING UNITS
The Company reserves the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

MODIFICATION

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the annuity period), the Contract may be modified by the Company if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); or (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants or Payees, as applicable. In the event of any such modification, the Company may make appropriate endorsement to the Contracts to reflect such modification.



    In addition, upon notice to the Owner, a Group Contract may be modified by the Company to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment; provided that such modification shall apply only to Participant's Accounts established after the effective date of such modification. In order to exercise its modification rights in these particular instances, the Company must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification, which must be at least 60 days following the date of mailing of the notice of modification by the Company. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant's Accounts established prior to the effective date of such modification.

DISCONTINUANCE OF NEW PARTICIPANTS
The Company, by giving 30 days' prior written notice to the Owner, may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract. Such limitation or discontinuance shall have no effect on rights or benefits with respect to any Participant's Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

CUSTODIAN

The Company is the Custodian of the assets of the Variable Account. The Company will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with the instructions of the Participant and redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.


RIGHT TO RETURN

If the Participant is not satisfied with the Contract, it may be returned by mailing it to the Company at the Annuity Service Mailing Address on the cover of this Prospectus within 10 days after it was delivered to the Participant. When the Company receives the returned Contract, it will be cancelled and the Participant's Account Value at the end of the Valuation Period during which the Contract was received by the Company will be refunded to the Participant. However, if applicable state law so requires, the full amount of any Purchase Payment(s) received by the Company will be refunded, the "free look" period may be greater than 10 days, and alternative methods of returning the Contract may be acceptable.



    With respect to Individual Retirement Accounts, the Code requires that the Company furnish a disclosure statement containing certain information about the Contract and applicable legal requirements to a Participant establishing an Individual Retirement Account ("IRA"). This statement must be furnished on or before the date the IRA is established. If the Participant is furnished with such disclosure statement before the seventh day preceding the date the IRA is established, the Participant will not have any right of revocation. If the disclosure statement is furnished after the seventh day preceding the establishment of the IRA, the Participant may give a notice of revocation to the Company at any time within seven days after the Date of Coverage. Upon such revocation, the Company will refund the Purchase Payment(s) made by the Participant. The foregoing right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. The Company will allow a participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Code.


                               FEDERAL TAX STATUS

INTRODUCTION


    The Contracts are designed for use in connection with personal retirement plans and by employer, association and other group retirement plans under the provisions of Sections 401 (including Section 401(k)), 403, 408(b), 408(c), 408(k) and 408(p) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as certain non-qualified retirement plans, such as payroll savings plans. As noted above, the Company may begin offering Participants under Contracts used in connection with individual retirement plans under Section 408 the opportunity to convert such Contracts into Contracts used in connection with Roth IRAs under Section 408A, and may also begin offering new Contracts for use in connection with Roth IRAs. The ultimate effect of federal income taxes may depend upon the type of retirement plan for which the Contract is purchased and a number of different factors. This discussion is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Also, because the Code is not in force in the Commonwealth of Puerto Rico, some references in this discussion will not apply to Contracts issued in Puerto Rico. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE FEDERAL, STATE OR LOCAL TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT
The Company is taxed as a life insurance company under the Code. The operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, but the Variable Account is not taxable as a regulated investment company or otherwise as an entity separate from the Company. The income of the Variable Account (consisting primarily of interest, dividends and net capital gains) is not taxable to the Company to the extent that it is applied to increase reserves under contracts participating in the Variable Account.

TAXATION OF ANNUITIES IN GENERAL
Purchase Payments made under Non-Qualified Contracts are not deductible from the Participant's income for federal income tax purposes. Participants under Qualified Contracts should consult a tax adviser regarding the tax treatment of Purchase Payments.


    Generally, no taxes are imposed on the increase in the value of a Contract until a distribution occurs, either as an annuity payment or as a cash withdrawal or lump-sum payment prior to the Annuity Commencement Date. However, corporate Owners and Participants and other Owners and Participants that are not natural persons are subject to current taxation on the annual increase in the value of a Non-Qualified Contract, unless the non-natural person holds the Contract as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement). This current taxation of annuities held by non-natural persons does not apply to earnings accumulated under an immediate annuity, which the Code defines as a single premium contract with an annuity commencement date within one year of the date of purchase. Also, the Internal Revenue Service could assert that Owners or Participants under both Qualified Contracts and Non-Qualified Contracts annually receive, and are subject to tax on, a deemed distribution equal to the cost of any life insurance benefit provided by the Contracts.



    The following discussion applies both with respect to Individual Contracts and Group Contracts. Because the Code is unclear in its application to a group annuity contract where the owner is distinct from the individuals who receive the contract benefits, the discussion as applied to the Group Contracts is the Company's best understanding of the operation of the Code in the context of group contracts. However, Owners and Participants should consult a qualified tax adviser.


    A partial cash withdrawal (i.e., a withdrawal of less than the entire Participant's Account Value) under a Non-Qualified Contract before the Annuity Commencement Date is treated first as a withdrawal from the increase in the Participant's Account Value, rather than as a return of Purchase Payments. The amount of the withdrawal allocable to this increase will be includible in the Participant's income and subject to tax at ordinary income rates. If part or all of a Participant's Account Value is assigned or pledged as collateral for a loan, the amount assigned or pledged must be treated as if it were withdrawn from the Contract.


    In the case of annuity payments under a Non-Qualified Contract made after the Annuity Commencement Date, a portion of each payment is treated as a nontaxable return of Purchase Payments. The nontaxable portion is determined by applying to each annuity payment an "exclusion ratio," which, in general, is the ratio that the total amount the Participant paid for the Contract bears to the Payee's expected return under the Contract. The remainder of the annuity payment is taxable at ordinary income rates.


    The total amount that a Payee may exclude from income through application of the "exclusion ratio" is limited to the amount the Participant paid for the Contract. If the Annuitant survives for his full life expectancy, so that the Payee recovers the entire amount paid for the Contract, any subsequent annuity payments will be fully taxable as income. Conversely, if the Annuitant dies before the Payee recovers the entire amount paid, the Payee will be allowed a deduction for the amount of unrecovered Purchase Payments.

    Taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts may be subject to a penalty tax equal to 10% of the amount treated as taxable income. This 10% penalty also may apply to certain annuity payments. This penalty will not apply in certain circumstances (such as where the distribution is made upon the death of the Participant). The withdrawal penalty also does not apply to distributions under an immediate annuity (as defined above).

    In the case of a Qualified Contract, distributions generally are taxable and distributions made prior to age 59 1/2 are subject to a 10% penalty tax, although this penalty tax will not apply in certain circumstances.

Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Participant or Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a distribution that is part of a series of payments made for life or for a specified period of 10 years or more. Owners, Participants, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.


    If the Participant under a Non-Qualified Certificate dies, the value of the Contract generally must be distributed within a specified period (See "Other Contractual Provisions -- Death of Participant"). For contracts owned by non-natural persons, a change in the Annuitant is treated as the death of the Participant.


    A Participant under a Qualified Contract should refer to the terms of the applicable retirement plan and consult a tax adviser regarding distribution requirements upon the death of the Participant.


    A transfer of a Non-Qualified Contract by gift (other than to the Participant's spouse) is treated as the receipt by the Participant of income in an amount equal to the Participant's Account Value minus the total amount paid for the Contract.


    The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Non-Qualified Contract or or under a Qualified Contract issued for use with an individual retirement account unless the Participant or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.



    In the case of distributions from a Qualified Contract (other than distributions from a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. Government 20% of each distribution that is an eligible rollover distribution (as defined above), unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Qualified Contract is not an eligible rollover distribution, then the Participant or Payee can choose not to have amounts withheld as described above for Non-Qualified Contracts and Qualified Contracts issued for use with individual retirement accounts.


    Amounts withheld from any distribution may be credited against the Participant's or Payee's federal income tax liability for the year of the distribution.


    The Internal Revenue Service has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts that do not comply with these regulations do not qualify as annuities for federal income tax purposes, and therefore the annual increase in the value of such contracts is subject to current taxation. The Company believes that each Fund complies with the regulations.


    The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which a variable contract will not be treated as an annuity for tax purposes if the owner has excessive control over the investments underlying the contract. It is not known whether such guidelines, if in fact promulgated, would have retroactive effect. If guidelines are promulgated, the Company will take any action (including modification of the Contract and/or the Variable Account) necessary to comply with the guidelines.


    THE FOLLOWING INFORMATION SHOULD BE CONSIDERED ONLY WHEN AN IMMEDIATE ANNUITY CONTRACT AND A DEFERRED ANNUITY CONTRACT ARE PURCHASED TOGETHER: The Company understands that the Treasury Department is in the process of reconsidering the tax treatment of annuity payments under an immediate annuity contract (as defined above) purchased together with a deferred annuity contract. The Company believes that any adverse change in the existing tax treatment of such immediate annuity contracts is likely to be prospective, that is, it would not apply to Contracts issued before such a change is announced. However, there can be no assurance that any such change, if adopted, would not be applied retroactively.

QUALIFIED RETIREMENT PLANS

The Qualified Contracts are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in such qualified retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Qualified Contracts with the various types of qualified retirement plans. Participants under such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Qualified Contracts issued in connection therewith. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Any person contemplating the purchase of a Qualified Contract should consult a qualified tax advisor. In addition, Owners, Participants, Payees, Beneficiaries and administrators of qualified retirement plans should consider and consult their tax adviser concerning whether the death benefit payable under the Contract affects the qualified status of their retirement plan. Following are brief descriptions of various types of qualified retirement plans and the use of the Qualified Contracts in connection therewith.


PENSION AND PROFIT-SHARING PLANS
Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. The Contract may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans as well as by corporate plans. Such retirement plans may permit the purchase of the Qualified Contracts to provide benefits under the plans. Employers intending to use the Qualified Contracts in connection with such plans should seek qualified advice in connection therewith.

TAX-SHELTERED ANNUITIES
Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c) (3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Purchasers of the Qualified Contracts for such purposes should seek qualified advice as to eligibility, limitations on permissible amounts of Purchase Payments and tax consequences of distributions (See "Section 403(b) Annuities").

INDIVIDUAL RETIREMENT ACCOUNTS

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts, known as an Individual Retirement Account ("IRA"). These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances (See "Right to Return Contract").


ROTH IRAS

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408 of the Code, contributions to a Roth IRA are not made on tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed and the time when distributions may commence. A regular IRA may be converted into a Roth IRA, and the resulting income may be spread over 4 years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

                        ADMINISTRATION OF THE CONTRACTS


    The Company performs certain administrative functions relating to the Contracts, the Participant's Accounts, and the Variable Account. These functions include, but are not limited to: maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant's Account number and type, the status of each Participant's Account, and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial surrenders; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.


                         DISTRIBUTION OF THE CONTRACTS


    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the General Distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company. Commissions and other distribution compensation will be paid by the Company and will not be more than 1.20% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or other contracts offered by the Company. Commissions will not be paid with respect to Participant's Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions (See "Waivers, Reduced Charges; Credits; Bonus Guaranteed Interest Rates").

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

SELECTED FINANCIAL DATA


    The following selected financial data for the Company should be read in conjunction with the statutory financial statements of the Company and notes thereto included in this Prospectus beginning on page 73.


                                                          FOR THE YEARS ENDED DECEMBER 31,
                                   ------------------------------------------------------------------------------
                                        1997            1996            1995            1994            1993
                                   --------------  --------------  --------------  --------------  --------------
                                                                     (IN 000'S)
Revenues
  Premiums, annuity deposits and
   other revenue.................  $    2,513,741  $    2,131,939  $    1,883,901  $    1,997,525  $    2,443,310
  Net investment income and
   realized gains................         301,524         312,870         315,966         312,583         311,322
                                   --------------  --------------  --------------  --------------  --------------
                                        2,815,265       2,444,809       2,199,867       2,310,108       2,754,632
                                   --------------  --------------  --------------  --------------  --------------
Benefits and expenses
  Policyholder benefits                 2,469,215       2,149,145       1,995,208       2,102,290       2,515,320
  Other expenses                          206,066         175,342         150,937         186,892         232,365
                                   --------------  --------------  --------------  --------------  --------------
                                        2,675,281       2,324,487       2,146,145       2,289,182       2,747,685
                                   --------------  --------------  --------------  --------------  --------------
Operating gain                            139,984         120,322          53,722          20,926           6,947
Federal income tax expense
  (benefit)                                10,742          (2,702)         17,807          19,469           3,691
                                   --------------  --------------  --------------  --------------  --------------
Net income                         $      129,242  $      123,024  $       35,915  $        1,457  $        3,256
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------
Assets                             $   15,927,045  $   13,621,952  $   12,359,683  $   10,117,822  $    9,179,090
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------
Surplus notes                      $      565,000  $      315,000  $      650,000  $      335,000  $      335,000
                                   --------------  --------------  --------------  --------------  --------------
                                   --------------  --------------  --------------  --------------  --------------


See Item 1 for the effect of the reinsurance agreements on net income.
See Note 1 to financial statements for changes in accounting principles and reporting.
See discussion under "Recent Reorganization," below.


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS.


FINANCIAL CONDITION--DECEMBER 31, 1997


ASSETS

    For management purposes, it is the Company's practice to segment its general account to facilitate the matching of assets and liabilities; nonetheless, all general account assets stand behind all general account liabilities. A majority of the Company's assets are income producing investments. Particular attention is paid to the quality of these assets.

    The Company's bond holdings consist of a diversified portfolio of both public and private issues. It is the Company's policy to acquire only investment grade securities. Private placements are rated internally with reference to the National Association of Insurance Commissioners ("NAIC") designation issued by the NAIC Securities Valuation Office. The overall quality of the Company's bond portfolio remains high. At December 31, 1997, 4.6% of the Company's holdings of bonds were rated below investment grade (i.e. below NAIC rating "1" or "2").

    The Company holds real estate primarily because such investments historically have offered better yields over the long-term than fixed income investments. Real estate investments are used to enhance the yield and due to their long term nature are matched with products with long-term liability durations.

Properties for which market value is lower than cost adjusted for depreciation (book value) are reported at market value. During 1997, the change in the difference between the market value and book value for properties reported at market value was $3,377,000.

    Significant attention has been given to insurance companies' exposure to mortgage loans secured by real estate. The Company had a mortgage portfolio of $684,035,000 at December 31, 1997, representing 19.8% of cash and invested assets. At December 31, 1996, mortgage loans represented 26.9% of cash and invested assets. The Company underwrites commercial mortgages with a maximum loan to value ratio of 75%. The Company, as a rule, invests only in properties that are almost fully leased. The portfolio is diversified by region and by property type. The level of arrears in the portfolio is substantially below the industry average. At December 31, 1997, the Company's portfolio did not contain any mortgage loans which were 60 days or more in arrears, which compares favorably to the most recent industry delinquency ratio published by the American Council of Life Insurance of 1.35%. The expense in the year for the provision for losses and for losses on foreclosures was $711,000.

    In the normal course of business, the Company makes commitments to purchase investments at a future date. As of December 31, 1997 the Company had outstanding mortgage commitments of $12,300,000 which will be funded during 1998.

    On December 24, 1997, the Company transferred all of its outstanding shares of MFS to its parent, Life Holdco, in the form of a dividend, valued at $159,722,000. This dividend included an intercompany tax receivable of $91,000,000. As a result of this transaction, the Company also realized a $21,195,000 capital gain of undistributed earnings. See "Recent Reorganization," below, for a discussion of the effect of this transaction on ongoing operations.

LIABILITIES

    The majority of the Company's liabilities consist of reserves for life insurance and annuity contracts and deposit funds.

CAPITAL AND SURPLUS

    Total capital stock and surplus of the Company was $832,695,000 at December 31, 1997. The Company issued surplus notes during 1997 totaling $250,000,000 to its parent, Life Holdco. The Company's management considers its surplus position to be adequate.

RESULTS OF OPERATIONS

1997 COMPARED TO 1996

    Net income from operations after dividends to policyholders and before federal income taxes decreased by $2.9 million for the year ending December 31, 1997 as compared to December 31, 1996. Net income associated with the reinsurance agreements with the ultimate parent increased $2.1 million in 1997. The net income improvement in the reinsured business results primarily from improved investment performance. Prior to reinsurance, earnings from the life line of business remained relatively flat. The earnings of the Company's retirement products and services line, which markets combination fixed/variable annuities, decreased $5.0 million. During 1997, the Company focused its marketing efforts on its fixed/variable annuity sales and discontinued sales of its group pension contracts.

    Total income increased by $347.9 million for the year ended December 31, 1997 as compared to December 31, 1996. Sales of combination fixed/variable annuities (net of annuitizations) increased by $527.4 million primarily due to the introduction in late 1996, of a dollar cost averaging (DCA) sales program. This program credits a bonus rate of interest on the fixed annuity deposit during the first year. Purchase payments allocated to the DCA program are deposited into the fixed account and systematically transferred to the variable sub-accounts during the following year. Reinsurance had the effect of increasing income by approximately $8.9 million. Premiums and annuity considerations decreased by $6.6 million reflecting decreased annuitizations. Sales of group pension guaranteed interest contracts decreased by $133 million. Net investment income decreased by $33.5 million reflecting both the decrease in the general account invested assets and $9.2 million decrease in dividends from subsidiaries.

    Benefits and expenses increased by $346.6 million for the year ended December 31, 1997 as compared to December 31, 1996. Reinsurance had the effect of increasing benefits and expenses by $2.7 million. Death benefits, annuity payments and surrender benefits and other fund withdrawals increased by $338.4 million primarily as a result of increased surrenders and withdrawals from separate account contracts for which the surrender charge had expired. Policy reserves decreased by $23 million, reflecting decreased annuitizations and lower increases in reserves for minimum death benefit guarantees. The decrease in liability for premium and other deposit funds of $55.3 million reflects higher surrenders of contracts described above. Commissions increased by $22.8 million, reflecting the increase in total sales of combination fixed/variable annuities. General expenses increased by $9.9 million reflecting an increase in salaries due to staff increases associated with increased sales and non-recurring costs associated with moving the retirement products and services facility to a new location. Transfers to separate accounts increased by $53.9 million, reflecting increased exchange activity out of the fixed account into the separate account, associated with the DCA activity.

    See "Recent Reorganization," below, for a discussion of the effect on ongoing operations of the Company's transfer of its shares of MFS.

1996 COMPARED TO 1995

    Net income from operations after dividends to policyholders and before federal income taxes increased by $61.1 million for the year ending December 31, 1996 as compared to December 31, 1995. Net income associated with the reinsurance agreements with Sun Life Assurance Company of Canada (sometimes referred to as "Sun Life (Canada)") increased by $23.9 million in 1996. The net income improvement in the reinsured business results from improved mortality experience, improved investment performance and fewer significant death claims in 1996 as compared to 1995. Prior to reinsurance, earnings from the life line of business remained relatively flat. The remaining $37.2 million increase is attributable to the Company's retirement products and services line of business, which markets combination fixed/variable annuities and group pension guaranteed investment contracts. The decline in interest rates during 1995 resulted in the split of these combination fixed/variable annuity sales to change from 45% fixed and 55% variable in 1995 to 25% fixed and 75% variable in 1996. In addition, total gross sales increased by $235.9 million in 1996 as compared to 1995. The declining interest rate environment and strong market performance in 1995 resulted in unrealized gains on assets held in the separate accounts, which generated a substantial increase in fees calculated as a percentage of the separate account net assets, which are then transferred to the general account. The declining interest rates also resulted in increases in reserves due to the increase in the market value adjustment provision of certain fixed annuities. The resultant reserve increases were in excess of the unrealized gains causing strain on the 1995 earnings. In 1996, interest rates increased, resulting in a reduction in the unrealized gains on assets held in the separate accounts and a corresponding reduction in reserves and a release of some of the reserve strain incurred in 1995. The earnings on these market value adjusted products fluctuate as the change in the market value of the assets do not move precisely in tandem with the change in the market value of the liabilities.

    Total income increased by $239.4 million for the year ended December 31, 1996 as compared to December 31, 1995. Sales of combination fixed/variable annuities (net of annuitizations) increased by $282.7 million primarily due to an increase in variable sales held in the separate accounts. This increase in variable sales was driven by strong performance in the stock market. Reinsurance had the effect of increasing income by approximately $9.4 million. Premiums and annuity considerations increased by $8.2 million reflecting increased annuitizations. Considerations from supplementary contracts increased by $1.2 million. Sales of group pension guaranteed investment contracts decreased by $53 million as this market remained highly competitive and sensitive to small changes in guaranteed interest rates. Net investment income decreased by $9.1 million, reflecting a decrease in the general account invested assets.

    Benefits and expenses increased by $178.3 million for the year ended December 31, 1996 as compared to December 31, 1995. Reinsurance had the effect of decreasing benefits and expenses by $14.5 million. Deaths, annuity payments and surrender benefits and other fund withdrawals increased by $438.9 million as a result of increased surrenders of fixed annuities for which interest rate guarantee periods have expired as well as withdrawals from the separate accounts. Policy reserves increased by $9.4 million, reflecting increased annuitizations and increased reserves for minimum death benefit guarantees. The decrease in liability for premium and other deposit funds of $405.9 reflects lower interest rates and higher surrenders of contracts described above. Commissions increased by $21.8 million, reflecting the increase in total sales of combination fixed/variable annuities. General expenses increased by $2.6 million reflecting an increase in salaries due to staff increases and retainer fees. Transfers to separate accounts increased by $126.8 million, reflecting increased exchange activity out of the general account into the separate accounts.

LIQUIDITY
The Company's cash inflow consists primarily of premiums on insurance and annuity products, income from investments, repayments of investment principal and sales of investments. The Company's cash outflow is primarily to meet death and other maturing insurance and annuity contract obligations, to pay out on contract terminations, to fund investment commitments and to pay normal operating expenses and taxes. Cash outflows are met from the normal net cash inflows.

    The Company segments its business internally in order to better manage projected cash inflows and outflows within each segment. Targets for money market holdings are established for each segment, which in the aggregate meet the day to day cash needs of the Company. If greater liquidity is required, government issued bonds, which are highly liquid, are sold to provide the necessary funds. Government and publicly traded corporate bonds comprise 58% of the Company's long-term bond holdings.

    Management believes that the Company's sources of liquidity are more than adequate to meet its anticipated needs.

YEAR 2000 COMPLIANCE
The Company's business, financial condition, and results of operations could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999. However, the Company has investigated the nature and extent of the work necessary to render its computer systems capable of processing beyond the turn of the century ("Year 2000 compliant"), and has made substantial progress toward achieving this goal, including upgrading and/or replacing existing systems. The Company expects that its principal systems will be Year 2000 compliant by the end of 1998, leaving 1999 for extensive testing. While it is believed that these efforts do involve substantial costs, the Company closely monitors associated costs and continues to evaluate associated risks based on actual testing. Based on available information, the Company believes that it will be able to manage its total Year 2000 transition without a material adverse effect on its business operations, financial condition, or results of operations.

RECENT REORGANIZATION
Effective December 24, 1997, the Company and its ultimate parent, Sun Life (Canada), reorganized the corporate structure of a part of their United States business operations, by completing, with the approval of the Delaware Insurance Department, the establishment of a two-tier holding company structure. In connection with this reorganization, Massachusetts Financial Services Company ("MFS"), the registered investment adviser that serves as adviser to the MFS Family of Funds, including the MFS/Sun Life Series Trust and the Compass Variable Accounts, is no longer a subsidiary of the Company, but remains under the control of Sun Life (Canada) through two other wholly-owned holding company subsidiaries. On December 24, 1997, the Company's stock in MFS was transferred via a dividend to the Company's immediate parent, Sun Life of Canada (U.S.) Holdings, Inc. There is no change in directors, officers, or day-to-day management of any of the companies within this holding company system and, in the case of MFS, its executive officers continue to report to the Chairman of Sun Life (Canada).

    MFS, which was acquired by the Company in 1982, has approximately $70,200,000,000 under management as of December 31, 1997. For the years ended December 31, 1997, 1996 and 1995, the Company's Statutory Statements of Operations reflected earnings attributable to the operations of MFS of $80,114,000 (which includes dividends from MFS of $33,110,000, an income tax benefit of $25,809,000, and a realized gain of $21,195,000), $79,263,000, and
$58,599,000, respectively. The reorganization is not expected to have any significant effect on the ongoing operations of MFS or the Company. However, future net income of the Company will not include the results of operations of MFS.

ASSET/LIABILITY MANAGEMENT AND INFORMATION ABOUT MARKET RISK
The following discussion about the Company's risk management activities includes "forward-looking statements" that involve risk and uncertainties.

    Assets within the general account are segmented by product or groups of products. This allows the Company to better manage assets relative to liabilities. Asset management for each segment is conducted within the context of an investment policy, reviewed each quarter with business unit managers to ensure that investment policy remains appropriate, taking into account a segment's liability characteristics. The review of investment policy includes cash flow estimates, liquidity requirements and targets for asset mix, duration and quality.

    Market risks associated with investment portfolios supporting products that are funded by separate accounts where results are not guaranteed and where the policyholder assumes the risks are not included in this discussion.

    All of the Company's assets are held for other than trading purposes and generally fixed interest rate liabilities are supported by well diversified portfolios of fixed interest investments including publicly issued and privately placed bonds and commercial mortgage loans. Public bonds can include Treasuries, corporates, money market instruments, Mortgage Backed Securities and Asset Backed Securities. Credit risk is managed by the Company's underwriting standards which have resulted in high average quality portfolios. For example, the Company does not purchase below investment grade securities. Also, as a result of investment policy, there is no foreign currency, commodity or equity price risk exposure in the portfolios. However, changes in the level of domestic interest rates will impact the market value of fixed interest assets and liabilities. The management of interest rate risk exposure and immunization strategies are discussed below.

    Immunization strategies which minimize the loss from wide fluctuations in interest rates are pursued in segments where the bulk of the liabilities arise from the sale of products containing interest rate guarantees for certain terms. These strategies are supported by investment and asset liability analytical software acquired from outside vendors. The significant features of the immunization framework include: an economic or market value basis for both assets and liabilities; an option pricing methodology; the use of effective duration and convexity to measure price sensitivity; the use of key rate durations (KRDs) to capture interest rate exposure to different parts of the yield curve and manage non-parallel curve movements; and active portfolio management, including the use of derivatives (e.g., interest rate swaps) for portfolio restructuring.

    An Interest Rate Risk Committee meets monthly and after reviewing the duration reports for various portfolios, market conditions and forecasts, the committee develops asset management strategies for interest sensitive portfolios. These strategies may involve managing assets to small intentional mismatches, either at the total effective duration level or at certain KRDs but, in any event, the overall duration gap between interest sensitive assets and liabilities is managed within a tolerance range of +/- 0.25 effective duration.

    The estimates presented here are from computer model simulations which, because they are predictions about the future, contain a certain degree of uncertainty. For example, there are algorithms for assumptions about policyholder behavior and asset cash flows and consequently estimates of duration and market values which may or may not represent what actually will occur. Also there is no provision in the estimates to incorporate any management decisions which might be taken to mitigate against adverse results. The Company is sufficiently comfortable with its interest rate risk management process to feel the exposure to interest rate changes will not materially affect the near-term financial position, results of operations or cash flows of the Company.

    The Company's fixed interest investments had an aggregate fair value at December 31, 1997 of $3,276,174,000. Certain of the Company's general account liabilities of $3,682,582,000 are categorized as financial instruments. The portion of the liabilities so categorized had a carrying value of $1,958,229,000 and a fair value of $1,985,106,000 at December 31, 1997. Using its modeling and analytical software the Company performed sensitivity analysis of its financial instruments at December 31, 1997. Assuming an immediate increase of 100 basis points in interest rates the net hypothetical decrease in the fair value of the Company's assets is estimated to be $108,000,000. A corresponding decrease in the fair value of the liabilities categorized as financial instruments is estimated to be $56,000,000 at December 31, 1997.

SUN LIFE (CANADA)
On January 27, 1998, the Company's ultimate parent, Sun Life (Canada), announced that its Board of Directors had requested management to develop a plan to convert from a mutual life insurance company into a publicly traded stock company through demutualization. Management has put in place a full time task force which, together with a worldwide team of actuarial, financial, and legal advisers, has begun work on a plan. The Board of Directors will decide later in 1998 whether to proceed with demutualization, following the completion of such plan. Demutualization would require regulatory approval and approval by policyholders of Sun Life (Canada). Based on information known to date, the potential demutualization of Sun Life (Canada) is not expected to have any significant impact on the Company.

REINSURANCE
The Company has agreements with Sun Life (Canada) which provide that Sun Life (Canada) will reinsure the mortality risks of the individual life insurance contracts previously sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements in 1997 had the effect of decreasing net income from operations by $1,381,000.

    Effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) under which certain individual life insurance contracts issued by Sun Life (Canada) were reinsured by the Company on a 90% coinsurance basis. Also effective January 1, 1991 the Company entered into an agreement with Sun Life (Canada) which provides that Sun Life (Canada) will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $37,050,000 for the year ended December 31, 1997.

    The life reinsurance assumed agreement requires the reinsurer to withhold funds in an amount equal to the reserves assumed.

    The Company has also executed reinsurance agreements with unaffiliated companies. These agreements provide reinsurance of certain individual life insurance contracts on a modified coinsurance basis under which all deficiency reserves are ceded; as well as reinsurance for variable universal life on a yearly renewable term basis for which the Company has a maximum retention of $2,000,000.

RESERVES
In accordance with the life insurance laws and regulations under which the Company operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on its outstanding contracts. Reserves are based on mortality tables in general use in the United States and are computed to equal amounts that, with additions from premiums to be received, and with interest on such reserves compounded annually at certain assumed rates, will be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. In the accompanying Financial Statements, these reserves are determined in accordance with statutory regulations.

INVESTMENTS
Of the Company's total assets of $15.9 billion at December 31, 1997, 71.7% consisted of unitized and non-unitized separate account assets, 12.0% were invested in bonds and similar securities, 4.3% in mortgages, 0.7% in subsidiaries, 0.6% in real estate, and the remaining 10.7% in cash and other assets.

COMPETITION

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products. According to the most recent Best's Review, Life-Health Edition, as of December 31, 1997 the Company ranked 37th among all life insurance companies in the United States based upon total assets. Its ultimate parent company, Sun Life (Canada), ranked 21st. Best's Insurance Reports, Life-Health Edition, 1998, assigned the Company and Sun Life (Canada) its highest classification, A++, as of December 31, 1997. This rating was affirmed by A.M. Best on November 24, 1997. Standard & Poor's and Duff & Phelps have assigned the Company and Sun Life (Canada) their highest ratings for claims paying ability, AAA. Moody's Investor Service, Inc. has assigned the Company an unsolicited rating of Aa2 for financial strength.


EMPLOYEES

The Company and Sun Life (Canada) have entered into a Service Agreement which provides that the latter will furnish the Company, as required, with personnel as well as certain services and facilities on a cost reimbursement basis. As of December 31, 1997 the Company had 426 direct employees who are employed at its Principal Executive Office in Wellesley Hills, Massachusetts and its Retirement Products & Services Division in Boston, Massachusetts.


PROPERTIES

The Company occupies office space owned by it and leased to Sun Life (Canada), and certain unrelated parties for lease terms not exceeding 5 years.


                 THE COMPANY'S DIRECTORS AND EXECUTIVE OFFICERS


    The directors and principal officers of the Company are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations). Except as otherwise indicated, the directors and officers of the Company who are associated with Sun Life Assurance Company of Canada and/or its subsidiaries have been associated with Sun Life Assurance Company of Canada for more than 5 years either in the position shown or in other positions.



JOHN D. MCNEIL, 64, Director (1982*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9



    He is Chairman and a Director of Sun Life Assurance Company of Canada and Sun Life Financial Holdings Inc.; Chairman and a Trustee of MFS/Sun Life Series Trust; Chairman and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account; and a Director of Sun Life Insurance and Annuity Company of New York, Massachusetts Financial Services Company, SLC Services Peru S.A., Spectrum United Holdings, Inc., Sun Life Trust Company, Sun Life Savings & Mortgage Corporation, Sun Life of Canada UK Holdings plc, Shell Capital Limited, Canadian Pacific, Ltd., and Canadian Pacific Securities (Ontario) Limited.



DONALD A. STEWART, 52, Chairman and Director (1996*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9



    He is President, Chief Executive Officer and a Director of Sun Life Assurance Company of Canada; Chairman and a Director of Sun Life Insurance and Annuity Company of New York; and a Director of Massachusetts Financial Services Company, Massachusetts Casualty Insurance Company, Sun Life Financial Services Limited, Spectrum United Holdings, Inc., and Sun Life of Canada (U.K.) Holdings plc.


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* Year Elected Director

DAVID D. HORN, 57, Director (1985*)
Strong Road
New Vineyard, Maine 04956



    He was formerly Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada, retiring in December, 1997. He is a Director of Sun Life Insurance and Annuity Company of New York; a Trustee of MFS/Sun Life Series Trust; and a Member of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.



ANGUS A. MACNAUGHTON, 67, Director (1985*)
Metro Tower, Suite 1170
950 Tower Lane
Foster City, California 94404



    He is President of Genstar Investment Corporation and a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Canadian Pacific, Ltd., Varian Associates, Inc., Diversified Collection Services, Inc., the San Francisco Opera, Genstar Investment L.L.C., and Genstar Capital Corporation; and Vice Chairman and a Director of Barrick Gold Corporation.



JOHN S. LANE, 63, Director (1991*)
150 King Street West
Toronto, Ontario, Canada M5H 1J9



    He is Senior Vice President, Investments of Sun Life Assurance Company of Canada; and a Director of Sun Life Insurance and Annuity Company of New York.



RICHARD B. BAILEY, 72, Director (1983*)
63 Atlantic Avenue
Boston, Massachusetts 02116



    He is a Director of Sun Life Insurance and Annuity Company of New York; and a Director/Trustee of certain Funds in the MFS Family of Funds.



M. COLYER CRUM, 66, Director (1986*)
104 Westcliff Street
Weston, Massachusetts 02193



    He is Professor Emeritus of the Harvard Business School; and a Director of Sun Life Assurance Company of Canada, Sun Life Insurance and Annuity Company of New York, Cambridge Bancorp, Cambridge Trust Company, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Insured Fund, Inc., and Phaeton International/N.V.; and a Trustee of Merrill Lynch Global Resources Trust, Merrill Lynch Ready Assets Trust, MuniYield Florida Insured Fund, and MuniYield Pennsylvania Fund. Prior to July, 1996, he was a Professor at the Harvard Business School.



S. CAESAR RABOY, 62, Consultant and Director (1996*)
200 Boylston Street
Boston, Massachusetts 02116



    He formerly was Senior Vice President and Deputy General Manager for the United States of Sun Life Assurance Company of Canada; Senior Vice President of Sun Life Insurance and Annuity Company of New York; and Vice President of Sun Life Financial Services Limited, retiring in December, 1998. He is a Director of Sun Life Insurance and Annuity Company of New York, Sun Life Financial Services Limited, Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc.


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* Year Elected Director

JAMES M.A. ANDERSON, 49, Vice President, Investments (1998)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481



    He is Vice President, Investments, of Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York; President and a Director of Sun Capital Advisers, Inc.; President and Chief Executive Officer of Sun Capital Advisers Trust; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Canada Financial Co.; Vice President, Investments, and a Director of Sun Life of Canada (U.S.) Distributors, Inc; and a Director of Massachusetts Casualty Insurance Company, New London Trust, F.S.B., Sun Benefit Services Company, Inc., Sun Life Information Services Ireland Limited, and Clarendon Insurance Agency, Inc.



C. JAMES PRIEUR, 47, President and Director (1998*)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481



    He is Senior Vice President and General Manager for the United States of Sun Life Assurance Company of Canada; Chairman and a Director of Sun Life of Canada (U.S.) Distributors, Inc. and Sun Capital Advisers, Inc.; Chairman of Sun Capital Advisers Trust; President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., Sun Life Insurance and Annuity Company of New York, Sun Canada Financial Co., Sun Life of Canada (U.S.) SPE 97-1, Inc., and Sun Benefit Services Company; and a Director of Sun Life Financial Services, Ltd., Clarendon Insurance Agency, Inc., Massachusetts Casualty Insurance Company and Sun Information Services Ireland Limited.



L. BROCK THOMSON, 57, Vice President and Treasurer (1974)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481



    He is Vice President, Portfolio Management for the United States of Sun Life Assurance Company of Canada; Vice President and Treasurer of Sun Life of Canada (U.S.) Distributors, Inc., Sun Benefit Services Company, Inc., Sun Life Insurance and Annuity Company of New York, and Clarendon Insurance Agency, Inc.; and Assistant Treasurer of Massachusetts Casualty Insurance Company.



ROBERT P. VROLYK, 45, Vice President and Actuary (1986)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481



    He is Vice President, Finance of Sun Life Assurance Company of Canada; Vice President, Controller and Actuary of Sun Life Insurance and Annuity Company of New York; Vice President and a Director of Sun Life of Canada (U.S.) Holdings, Inc., Sun Canada Financial Co., Sun Life of Canada (U.S.) Distributors, Inc., Sun Life of Canada (U.S.) Financial Services Holdings, Inc., and Sun Life Assurance Company of Canada -- U.S. Operations Holdings, Inc.; Vice President, Treasurer and a Director of Sun Capital Advisers, Inc.; Treasurer and Chief Financial Officer of Sun Capital Advisers Trust; and a Director of Clarendon Insurance Agency, Inc., Sun Benefit Services Company, Inc., and Sun Life Information Services Ireland Limited.



PETER F. DEMUTH, 40, Vice President, Chief Counsel and Assistant Secretary
(1998)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481



    He is Vice President and Chief Counsel for the United States of Sun Life Assurance Company of Canada; and Vice President and Chief Counsel and Assistant Secretary of Sun Life Insurance and Annuity Company of New York; and Assistant Secretary of Sun Capital Advisers Trust.



ELLEN B. KING, 41, Secretary (1998)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481



    She is Assistant Counsel of Sun Life Assurance Company of Canada; and Secretary of Sun Life Insurance and Annuity Company of New York.


    The directors, officers and employees of the Company are covered under a commercial blanket bond and a liability policy. The directors, officers and employees of Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. are covered under a fidelity bond and errors and omissions policy.

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* Year Elected Director

EXECUTIVE COMPENSATION
All of the executive officers of the Company also serve as officers of Sun Life (Canada) and receive no compensation directly from the Company. Allocations have been made as to such officers' time devoted to duties as executive officers of the Company and its subsidiaries. The allocated cash compensation of all executive officers of the Company as a group for services rendered in all capacities to the Company and its subsidiaries during 1997 totalled $824,000.


    Directors of the Company who are also officers of Sun Life (Canada) or its affiliates receive no compensation in addition to their compensation as officers of Sun Life (Canada) or its affiliates. Messrs. Bailey, Crum and MacNaughton receive compensation in the amount of $7,000 per year, plus $1,000 for each meeting attended, plus expenses.



    No shares of the Company are owned by any executive officer or director. The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., a wholly-owned subsidiary of Sun Life (Canada).


                                STATE REGULATION

    The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

    The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

    In addition, many states regulate affiliated groups of insurers, such as the Company, its parent and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

    Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

    Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. The Company and its subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to their respective total assets or material with respect to the Variable Account.

                                  ACCOUNTANTS


    The statutory financial statements of the Company for the years ended December 31, 1997, 1996 and 1995 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                            REGISTRATION STATEMENTS


    Registration statements have been filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts. This Prospectus does not contain all the information set forth in the registration statements and the exhibits filed as part of the registration statements, to all of which reference is hereby made for further information concerning the Variable Account, the Fixed Account, the Company, the Funds, and the Contracts. Statements found in this Prospectus as to the terms of the Contracts and other legal instruments are summaries, and reference is made to such instruments as filed.



                              FINANCIAL STATEMENTS



    The financial statements of the Company which are included in this Prospectus should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account.



    The financial statements of the Variable Account which are included in this Prospectus pertain to that portion of the Variable Account to which Participant's Purchase Payments will be allocated and to which participants in other contracts currently participating in the Variable Account are allocated. The Variable Account value of the interests of Owners, Participants, Annuitants, Payees and Beneficiaries under the Contracts is affected primarily by the investment results of the Series Fund. The financial statements of the Variable Account reflect units outstanding and expenses incurred under other contracts currently participating in the Variable Account which impose certain contract charges that are different from those imposed under the Contracts.


                              -------------------

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENT OF CONDITION -- December 31, 1998



 ASSETS:
   Investments in:                             Shares        Cost         Value
                                             ----------  ------------  ------------
     AIM Variable Insurance Funds, Inc.
       V.I. Capital Appreciation Fund
        ("AIM1")...........................      61,653  $  1,425,203  $  1,553,666
       V.I. Growth Fund ("AIM2")...........     103,597     2,338,409     2,569,205
       V.I. Growth and Income Fund
        ("AIM3")...........................     159,010     3,374,591     3,776,476
       V.I. International Equity Fund
        ("AIM4")...........................     122,897     2,275,430     2,411,238
     The Alger American Fund
       Growth Portfolio ("AL1")............      68,386     3,143,210     3,639,502
       Income and Growth Portfolio
        ("AL2")............................     177,491     2,056,754     2,328,678
       Small Capitalization Portfolio
        ("AL3")............................      18,330       709,561       805,956
     Goldman Sachs Variable Insurance Trust
       CORE Large Cap Growth Fund
        ("GS1")............................     199,410     2,099,757     2,329,110
       CORE Small Cap Equity Fund
        ("GS2")............................      31,269       272,617       282,676
       CORE US Equity Fund ("GS3").........     281,905     2,922,399     3,219,352
       Growth and Income Fund ("GS4")......     176,926     1,920,797     1,848,880
       International Equity Fund ("GS5")...      27,320       308,722       325,384
     J.P. Morgan Series Trust II
       Equity Portfolio ("JP1")............     201,127     3,112,186     3,185,847
       International Equity Portfolio
        ("JP2")............................      46,142       478,044       485,416
       Small Cap Stock Portfolio ("JP3")...      16,051       191,610       190,370
     Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio
        ("LA1")............................     163,870     3,361,117     3,382,278
     MFS/Sun Life Series Trust
       Capital Appreciation Series
        ("CAS")............................     100,566     3,989,435     4,619,240
       Emerging Growth Series ("EGS")......     209,516     4,099,958     4,877,239
       Government Securities Series
        ("GSS")............................     122,595     1,629,018     1,642,109
       High Yield Series ("HYS")...........     230,697     2,116,785     2,113,993
       Money Market Series ("MMS").........   3,829,919     3,829,919     3,829,919
       Utilities Series ("UTS")............     169,613     2,694,298     2,897,748
     OCC Accumulation Trust
       Equity Portfolio ("OP1")............      99,730     3,657,753     3,859,556
       Mid Cap Portfolio ("OP2")...........      92,501       863,619       905,583
       Small Cap Portfolio ("OP3").........      30,984       686,779       715,731
       Managed Portfolio ("OP4")...........          24           999         1,053
     Salomon Brothers Variable Series
      Funds, Inc.
       Variable Capital Fund ("SB1").......      19,989       207,998       231,269
       Variable Investors Fund ("SB2").....      29,980       310,630       330,084
       Variable Strategic Bond Fund
        ("SB3")............................     287,433     2,978,552     2,911,700
       Variable Total Return Fund
        ("SB4")............................     286,820     2,918,463     2,982,932
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund
        ("SCA1")...........................       2,003         2,003         2,003
       Sun Capital Investment Grade Bond
        Fund ("SCA2")......................       1,808        18,012        18,033
       Sun Capital Real Estate Fund
        ("SCA3")...........................         721         6,999         7,096
     Warburg Pincus Trust
       Emerging Markets Portolio ("WP1")...      20,125       168,179       164,827
       International Equity Portfolio
        ("WP2")............................      15,073       167,510       165,652
       Post-Venture Capital Portfolio
        ("WP3")............................      11,625       129,509       136,947
       Small Company Growth Portfolio
        ("WP4")............................      23,191       341,750       371,281
                                                         ------------  ------------
                                                         $ 60,808,575  $ 65,118,029
                                                         ------------
                                                         ------------
 LIABILITY:
   Payable to sponsor................................................          (475)
                                                                       ------------
         Net assets..................................................  $ 65,117,554
                                                                       ------------
                                                                       ------------



                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENT OF CONDITION -- continued



                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts  Reserve for
                                                 -----------------------------------   Variable
                                                   Units    Unit Value     Value       Annuities      Total
                                                 ---------  ----------  ------------  -----------  ------------
  NET ASSETS APPLICABLE TO CONTRACT OWNERS:
    FUTURITY CONTRACTS:
    AIM Variable Insurance Funds, Inc.
      V.I. Capital Appreciation Fund...........    141,292   $11.2634   $  1,552,536    $ --       $  1,552,536
      V.I. Growth Fund.........................    204,502    12.5052      2,557,319      --          2,557,319
      V.I. Growth and Income Fund..............    332,662    11.2957      3,757,624      --          3,757,624
      V.I. International Equity Fund...........    216,812    10.9969      2,384,292      --          2,384,292
    The Alger American Fund
      Growth Portfolio.........................    285,990    12.6460      3,616,606      --          3,616,606
      Income and Growth Portfolio..............    194,995    11.8414      2,308,987      --          2,308,987
      Small Capitalization Portfolio...........     77,472    10.3887        804,820      --            804,820
    Goldman Sachs Variable Insurance Trust
      CORE Large Cap Growth Fund...............    210,952    11.0000      2,320,458      --          2,320,458
      CORE Small Cap Equity Fund...............     31,476     8.9463        281,589      --            281,589
      CORE US Equity Fund......................    282,488    11.3062      3,193,980      --          3,193,980
      Growth and Income Fund...................    199,770     9.2498      1,847,844      --          1,847,844
      International Equity Fund................     30,394    10.5032        319,257      --            319,257
    J.P. Morgan Series Trust II
      Equity Portfolio.........................    293,787    10.8269      3,180,766      --          3,180,766
      International Opportunities Portfolio....     52,419     9.2403        484,365      --            484,365
      Small Company Portfolio..................     22,655     8.3553        189,285      --            189,285
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............    333,805    10.0766      3,363,604      --          3,363,604
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............    403,733    11.3759      4,592,910      --          4,592,910
      Emerging Growth Series...................    397,132    12.1772      4,835,955      --          4,835,955
      Government Securities Series.............    150,350    10.5829      1,591,131      40,272      1,631,403
      High Yield Series........................    217,924     9.6667      2,106,712      --          2,106,712
      Money Market Series......................    371,404    10.3120      3,829,919      --          3,829,919
      Utilities Series.........................    278,221    10.3843      2,889,100      --          2,889,100
    OCC Accumulation Trust
      Equity Portfolio.........................    363,748    10.5664      3,843,506      --          3,843,506
      Mid Cap Portfolio........................     93,160     9.7036        903,990      --            903,990
      Small Cap Portfolio......................     86,567     8.2560        714,696      --            714,696
    Salomon Brothers Variable Series Funds,
     Inc.
      Variable Capital Fund....................     21,329    10.8433        231,269      --            231,269
      Variable Investors Fund..................     32,282    10.2249        330,084      --            330,084
      Variable Strategic Bond Fund.............    277,473    10.4937      2,911,700      --          2,911,700
      Variable Total Return Fund...............    293,921    10.1488      2,982,932      --          2,982,932
    Warburg Pincus Trust
      Emerging Markets Portfolio...............     22,480     7.2856        163,778      --            163,778
      International Equity Portfolio...........     18,253     9.0185        164,615      --            164,615
      Post-Venture Capital Portfolio...........     14,715     9.2305        135,822      --            135,822
      Small Company Growth Portfolio...........     41,843     8.8466        370,171      --            370,171
                                                                        ------------  -----------  ------------
                                                                        $ 64,761,622    $ 40,272   $ 64,801,894
                                                                        ------------  -----------  ------------
                                                                        ------------  -----------  ------------


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENT OF CONDITION -- continued



                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts  Reserve for
                                                 -----------------------------------   Variable
                                                   Units    Unit Value     Value       Annuities      Total
                                                 ---------  ----------  ------------  -----------  ------------
    FUTURITY II CONTRACTS:
    AIM Variable Insurance Funds, Inc.
      V.I. Capital Appreciation Fund...........        100   $11.2991   $      1,130    $ --       $      1,130
      V.I. Growth Fund.........................      1,049    11.3293         11,886      --             11,886
      V.I. Growth & Income Fund................      1,704    11.0655         18,852      --             18,852
      V.I. International Equity Fund...........      2,553    10.5553         26,946      --             26,946
    The Alger American Fund
      Growth Portfolio.........................      2,044    11.1993         22,896      --             22,896
      Income and Growth Portfolio..............      1,785    11.0273         19,691      --             19,691
      Small Capitalization Portfolio...........        100    11.3603          1,136      --              1,136
    Goldman Sachs Variable Insurance Trust.....
      CORE Large-Cap Growth Fund...............        786    11.0085          8,652      --              8,652
      CORE Small Cap Equity Fund...............        100    10.8679          1,087      --              1,087
      CORE US Equity Fund......................      2,341    10.8370         25,372                     25,372
      Growth and Income Fund...................        100    10.3642          1,036      --              1,036
      International Equity Fund................        578    10.5999          6,127      --              6,127
    J.P. Morgan Series Trust II................
      Equity Portfolio.........................        474    10.7114          5,081      --              5,081
      International Opportunities Portfolio....        100    10.5058          1,051      --              1,051
      Small Company Portfolio..................        100    10.8537          1,085      --              1,085
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............      1,763    10.5917         18,674      --             18,674
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............      2,367    11.1244         26,330      --             26,330
      Emerging Growth Series...................      3,662    11.2723         41,284      --             41,284
      Government Securities Series.............      1,027     9.9595         10,231      --             10,231
      High Yield Series........................        729     9.9916          7,281      --              7,281
      Utilities Series.........................        821    10.5369          8,648      --              8,648
    OCC Accumulation Trust
      Equity Portfolio.........................      1,517    10.5784         16,050      --             16,050
      Mid Cap Portfolio........................        150    10.6171          1,593      --              1,593
      Small Cap Portfolio......................        100    10.3520          1,035      --              1,035
      Managed Portfolio........................        100    10.5329          1,053      --              1,053
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund............        200    10.0143          2,003      --              2,003
      Sun Capital Investment Grade Bond Fund...      1,806     9.9809         18,033      --             18,033
      Sun Capital Real Estate Fund.............        705    10.0837          7,096      --              7,096
    Warburg Pincus Trust
      Emerging Markets Portfolio...............        100    10.4931          1,049      --              1,049
      International Equity Portfolio...........        100    10.3709          1,037      --              1,037
      Post-Venture Capital Portfolio...........        100    11.2546          1,125      --              1,125
      Small Company Growth Portfolio...........        100    11.0954          1,110      --              1,110
                                                                        ------------  -----------  ------------
                                                                        $    315,660    $ --       $    315,660
                                                                        ------------  -----------  ------------
                                                                        $ 65,077,282    $ 40,272   $ 65,117,554
                                                                        ------------  -----------  ------------
                                                                        ------------  -----------  ------------


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENT OF OPERATIONS -- Period Ended December 31, 1998


                                               AIM1             AIM2            AIM3            AIM4             AL1
                                           Sub-Account*     Sub-Account*    Sub-Account**   Sub-Account*    Sub-Account**
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $  6,285       $ 156,348        $  44,556       $  18,795       $  15,307
   Mortality and expense risk charges....       (5,754)        (10,256)         (10,435)         (9,450)         (8,129)
   Distribution expense charges..........         (690)         (1,231)          (1,252)         (1,134)           (975)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $   (159)      $ 144,861        $  32,869       $   8,211       $   6,203
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 51,118       $ 262,798        $ 194,277       $ 606,332       $ 134,431
     Cost of investments sold............      (57,244)       (260,107)        (194,824)       (658,114)       (152,992)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized gain (losses)........     $ (6,126)      $   2,691        $    (547)      $ (51,782)      $ (18,561)
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation on
    investments:
     End of period.......................     $128,463       $ 230,796        $ 401,885       $ 135,808       $ 496,292
     Beginning of period.................      --              --               --              --              --
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized
        appreciation.....................     $128,463       $ 230,796        $ 401,885       $ 135,808       $ 496,292
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains.......     $122,337       $ 233,487        $ 401,338       $  84,026       $ 477,731
                                           -------------   --------------   -------------   -------------   -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................     $122,178       $ 378,348        $ 434,207       $  92,237       $ 483,934
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------


                                                AL3             GS1              GS2             GS3             GS4
                                           Sub-Account**   Sub-Account***   Sub-Account*    Sub-Account*    Sub-Account*
                                           -------------   --------------   -------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $    833       $   3,540        $     874       $  14,485       $  16,477
   Mortality and expense risk charges....       (2,460)         (8,520)          (1,123)        (13,699)         (9,031)
   Distribution expense charges..........         (296)         (1,022)            (134)         (1,644)         (1,084)
                                           -------------   --------------   -------------   -------------   -------------
       Net investment income (loss)......     $ (1,923)      $  (6,002)       $    (383)      $    (858)      $   6,362
                                           -------------   --------------   -------------   -------------   -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................     $ 28,682       $ 145,615        $  31,350       $ 420,752       $  53,455
     Cost of investments sold............      (31,697)       (152,360)         (36,619)       (430,572)        (62,276)
                                           -------------   --------------   -------------   -------------   -------------
       Net realized losses...............     $ (3,015)      $  (6,745)       $  (5,269)      $  (9,820)      $  (8,821)
                                           -------------   --------------   -------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $ 96,395       $ 229,353        $  10,059       $ 296,953       $ (71,917)
     Beginning of period.................      --              --               --              --              --
                                           -------------   --------------   -------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 96,395       $ 229,353        $  10,059       $ 296,953       $ (71,917)
                                           -------------   --------------   -------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................     $ 93,380       $ 222,608        $   4,790       $ 287,133       $ (80,738)
                                           -------------   --------------   -------------   -------------   -------------
     INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS....................     $ 91,457       $ 216,606        $   4,407       $ 286,275       $ (74,376)
                                           -------------   --------------   -------------   -------------   -------------
                                           -------------   --------------   -------------   -------------   -------------

                                                AL2
                                           Sub-Account**
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $ 14,144
   Mortality and expense risk charges....       (6,477)
   Distribution expense charges..........         (777)
                                           -------------
       Net investment income (loss)......     $  6,890
                                           -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................     $ 70,034
     Cost of investments sold............      (75,270)
                                           -------------
       Net realized gain (losses)........     $ (5,236)
                                           -------------
   Net unrealized appreciation on
    investments:
     End of period.......................     $271,924
     Beginning of period.................      --
                                           -------------
       Change in unrealized
        appreciation.....................     $271,924
                                           -------------
     Realized and unrealized gains.......     $266,688
                                           -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................     $273,578
                                           -------------
                                           -------------
                                                GS5
                                           Sub-Account+
                                           -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............     $  2,340
   Mortality and expense risk charges....       (1,316)
   Distribution expense charges..........         (158)
                                           -------------
       Net investment income (loss)......     $    866
                                           -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................     $ 40,264
     Cost of investments sold............      (43,080)
                                           -------------
       Net realized losses...............     $ (2,816)
                                           -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................     $ 16,662
     Beginning of period.................      --
                                           -------------
       Change in unrealized appreciation
        (depreciation)...................     $ 16,662
                                           -------------
     Realized and unrealized gains
      (losses)...........................     $ 13,846
                                           -------------
     INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS....................     $ 14,712
                                           -------------
                                           -------------



  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.


 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.


***For the period March 12, 1998 (commencement of operations) through December 31, 1998.


  +For the period March 17, 1998 (commencement of operations) through December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENT OF OPERATIONS -- continued


                                                JP1             JP2             JP3              LA1             CAS
                                           Sub-Account**    Sub-Account**  Sub-Account**    Sub-Account**   Sub-Account*
                                           --------------   ------------   --------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ 241,743       $   4,493     $     4,121        $ 205,897      $     9,457
   Mortality and expense risk charges....       (8,628)         (1,808)           (717)         (11,202)         (16,870)
   Distribution expense charges..........       (1,035)           (217)            (86)          (1,344)          (2,024)
                                           --------------   ------------   --------------   -------------   -------------
       Net investment income (loss)......    $ 232,080       $   2,468     $     3,318        $ 193,351      $    (9,437)
                                           --------------   ------------   --------------   -------------   -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................    $ 576,853       $  10,067     $    55,312        $ 315,782      $ 1,184,955
     Cost of investments sold............     (618,907)        (11,959)        (58,372)        (319,246)      (1,219,402)
                                           --------------   ------------   --------------   -------------   -------------
       Net realized losses...............    $ (42,054)      $  (1,892)    $    (3,060)       $  (3,464)     $   (34,447)
                                           --------------   ------------   --------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $  73,661       $   7,372     $    (1,240)       $  21,161      $   629,805
     Beginning of period.................      --               --             --               --               --
                                           --------------   ------------   --------------   -------------   -------------
       Change in unrealized appreciation
        (depreciation)...................    $  73,661       $   7,372     $    (1,240)       $  21,161      $   629,805
                                           --------------   ------------   --------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................    $  31,607       $   5,480     $    (4,300)       $  17,697      $   595,358
                                           --------------   ------------   --------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $ 263,687       $   7,948     $      (982)       $ 211,048      $   585,921
                                           --------------   ------------   --------------   -------------   -------------
                                           --------------   ------------   --------------   -------------   -------------


                                                GSS             HYS             MMS              UTS             OP1
                                           Sub-Account***   Sub-Account*   Sub-Account***   Sub-Account**   Sub-Account***
                                           --------------   ------------   --------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $   1,514       $   9,226     $    69,015        $   2,328      $       296
   Mortality and expense risk charges....       (5,898)         (8,450)        (17,964)          (9,095)         (12,274)
   Distribution expense charges..........         (708)         (1,015)         (2,156)          (1,092)          (1,473)
                                           --------------   ------------   --------------   -------------   -------------
       Net investment income (loss)......    $  (5,092)      $    (239)    $    48,895        $  (7,859)     $   (13,451)
                                           --------------   ------------   --------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................    $ 658,482       $ 201,108     $ 6,791,349        $  61,276      $   121,931
     Cost of investments sold............     (635,156)       (218,864)     (6,791,349)         (62,407)        (137,860)
                                           --------------   ------------   --------------   -------------   -------------
       Net realized gains (losses).......    $  23,326       $ (17,756)    $   --             $  (1,131)     $   (15,929)
                                           --------------   ------------   --------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................    $  13,091       $  (2,792)    $   --             $ 203,450      $   201,803
     Beginning of period.................      --               --             --               --               --
                                           --------------   ------------   --------------   -------------   -------------
   Change in unrealized appreciation
    (depreciation).......................    $  13,091       $  (2,792)    $   --             $ 203,450      $   201,803
                                           --------------   ------------   --------------   -------------   -------------
     Realized and unrealized gains
      (losses)...........................    $  36,417       $ (20,548)    $   --             $ 202,319      $   185,874
                                           --------------   ------------   --------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................    $  31,325       $ (20,787)    $    48,895        $ 194,460      $   172,423
                                           --------------   ------------   --------------   -------------   -------------
                                           --------------   ------------   --------------   -------------   -------------

                                                EGS
                                           Sub-Account***
                                           --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $     9,770
   Mortality and expense risk charges....       (17,496)
   Distribution expense charges..........        (2,099)
                                           --------------
       Net investment income (loss)......   $    (9,825)
                                           --------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................   $ 1,285,214
     Cost of investments sold............    (1,329,156)
                                           --------------
       Net realized losses...............   $   (43,942)
                                           --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $   777,281
     Beginning of period.................       --
                                           --------------
       Change in unrealized appreciation
        (depreciation)...................   $   777,281
                                           --------------
     Realized and unrealized gains
      (losses)...........................   $   733,339
                                           --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $   723,514
                                           --------------
                                           --------------
                                                OP2
                                           Sub-Account***
                                           --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $     4,411
   Mortality and expense risk charges....        (3,729)
   Distribution expense charges..........          (447)
                                           --------------
       Net investment income (loss)......   $       235
                                           --------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $   185,099
     Cost of investments sold............      (204,397)
                                           --------------
       Net realized gains (losses).......   $   (19,298)
                                           --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................   $    41,964
     Beginning of period.................       --
                                           --------------
   Change in unrealized appreciation
    (depreciation).......................   $    41,964
                                           --------------
     Realized and unrealized gains
      (losses)...........................   $    22,666
                                           --------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $    22,901
                                           --------------
                                           --------------



  *For the period February 26, 1998 (commencement of operations) through December 31, 1998.


 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.


***For the period February 20, 1998 (commencement of operations) through December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENT OF OPERATIONS -- continued


                                          OP3             OP4             SB1             SB2             SB3            SB4
                                     Sub-Account**   Sub-Account+    Sub-Account**   Sub-Account**   Sub-Account*    Sub-Account**
                                     -------------   -------------   -------------   -------------   -------------   ------------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received..........     $     --       $     --         $  4,723        $  1,344      $   133,766       $ 51,585
  Mortality and expense risk
   charges.........................       (1,648)            (1)          (1,045)         (1,425)         (11,087)       (10,981)
  Distribution expense charges.....         (198)            --             (125)           (171)          (1,331)        (1,318)
                                     -------------   -------------   -------------   -------------   -------------   ------------
      Net investment income
       (loss)......................     $ (1,846)      $     (1)        $  3,553        $   (252)     $   121,348       $ 39,286
                                     -------------   -------------   -------------   -------------   -------------   ------------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales............     $ 41,674       $     --         $ 14,423        $ 17,667      $   287,467       $ 76,303
    Cost of investments sold.......      (48,893)            --          (16,180)        (18,524)        (277,837)       (77,449)
                                     -------------   -------------   -------------   -------------   -------------   ------------
      Net realized gains
       (losses)....................     $ (7,219)      $     --         $ (1,757)       $   (857)     $     9,630       $ (1,146)
                                     -------------   -------------   -------------   -------------   -------------   ------------
  Net unrealized appreciation
   (depreciation) on investments:
    End of period..................     $ 28,952       $     54         $ 23,271        $ 19,454      $   (66,852)      $ 64,469
    Beginning of period............      --                  --          --              --               --             --
                                     -------------   -------------   -------------   -------------   -------------   ------------
      Change in unrealized
       appreciation
       (depreciation)..............     $ 28,952       $     54         $ 23,271        $ 19,454      $   (66,852)      $ 64,469
                                     -------------   -------------   -------------   -------------   -------------   ------------
    Realized and unrealized gains
     (losses)......................     $ 21,733       $     54         $ 21,514        $ 18,597      $   (57,222)      $ 63,323
                                     -------------   -------------   -------------   -------------   -------------   ------------
INCREASE IN NET ASSETS FROM
 OPERATIONS........................     $ 19,887       $     53         $ 25,067        $ 18,345      $    64,126       $102,609
                                     -------------   -------------   -------------   -------------   -------------   ------------
                                     -------------   -------------   -------------   -------------   -------------   ------------


                                         SCA1            SCA2            SCA3             WP1             WP2            WP3
                                     Sub-Account+    Sub-Account+    Sub-Account+    Sub-Account*    Sub-Account**   Sub-Account**
                                     -------------   -------------   -------------   -------------   -------------   ------------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received..........     $      4       $     18         $--             $--           $   --            $--
  Mortality and expense risk
   charges.........................           (1)            (4)              (1)           (606)          (1,215)          (478)
  Distribution expense charges.....      --                  (1)         --                  (73)            (146)           (57)
                                     -------------   -------------   -------------   -------------   -------------   ------------
      Net investment income
       (loss)......................     $      3       $     13         $     (1)       $   (679)     $    (1,361)      $   (535)
                                     -------------   -------------   -------------   -------------   -------------   ------------
REALIZED AND UNREALIZED LOSSES:
  Realized losses on investment
   transactions:
    Proceeds from sales............     $      1       $      5         $      1        $ 10,430      $   969,366       $  1,327
    Cost of investments sold.......           (1)            (6)              (1)        (15,247)      (1,002,396)        (1,566)
                                     -------------   -------------   -------------   -------------   -------------   ------------
      Net realized losses..........     $--            $     (1)        $--             $ (4,817)     $   (33,030)      $   (239)
                                     -------------   -------------   -------------   -------------   -------------   ------------
  Net unrealized appreciation
   (depreciation) on investments:
    End of period..................     $--            $     21         $     97        $ (3,352)     $    (1,858)      $  7,438
    Beginning of period............      --                  --          --              --               --             --
                                     -------------   -------------   -------------   -------------   -------------   ------------
      Change in unrealized
       appreciation
       (depreciation)..............     $--            $     21         $     97        $ (3,352)     $    (1,858)      $  7,438
                                     -------------   -------------   -------------   -------------   -------------   ------------
    Realized and unrealized gains
     (losses)......................     $--            $     20         $     97        $ (8,169)     $   (34,888)      $  7,199
                                     -------------   -------------   -------------   -------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS...................     $      3       $     33         $     96        $ (8,848)     $   (36,249)      $  6,664
                                     -------------   -------------   -------------   -------------   -------------   ------------
                                     -------------   -------------   -------------   -------------   -------------   ------------



 *For the period February 20, 1998 (commencement of operations) through December 31, 1998.


**For the period March 27, 1998 (commencement of operations) through December 31, 1998.


 +For the period December 15, 1998 (commencement of operations) through December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENT OF OPERATIONS -- continued



                                                WP4
                                           Sub-Account**       Total
                                           -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............    $ --          $   1,047,695
   Mortality and expense risk charges....       (2,028)         (231,301)
   Distribution expense charges..........         (243)          (27,756)
                                           -------------   -------------
       Net investment income (loss)......    $  (2,271)    $     788,638
                                           -------------   -------------
 REALIZED AND UNREALIZED LOSSES:
   Realized losses on investment
    transactions:
     Proceeds from sales.................    $ 130,688        15,035,888
     Cost of investments sold............     (156,790)      (15,377,120)
                                           -------------   -------------
       Net realized losses...............    $ (26,102)    $    (341,232)
                                           -------------   -------------
   Net unrealized appreciation on
    investments:
     End of period.......................    $  29,531         4,309,454
     Beginning of period.................      --               --
                                           -------------   -------------
       Change in unrealized
       appreciation......................    $  29,531     $   4,309,454
                                           -------------   -------------
     Realized and unrealized gains.......    $   3,429     $   3,968,222
                                           -------------   -------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................    $   1,158     $   4,756,860
                                           -------------   -------------
                                           -------------   -------------



**For the period March 27, 1998 (commencement of operations) through December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENTS OF CHANGES IN NET ASSETS



                                              AIM1           AIM2           AIM3           AIM4           AL1            AL2
                                          Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          Period Ended   Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                          December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                             1998*          1998*          1998**         1998*          1998**         1998**
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $     (159)    $  144,861     $   32,869     $    8,211     $    6,203     $    6,890
  Net realized gains (losses)...........       (6,126)         2,691           (547)       (51,782)       (18,561)        (5,236)
  Net unrealized gains..................      128,463        230,796        401,885        135,808        496,292        271,924
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Increase in net assets from
       operations.......................   $  122,178     $  378,348     $  434,207     $   92,237     $  483,934     $  273,578
                                          ------------   ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........   $1,229,109     $2,015,774     $2,099,297     $1,910,796     $2,399,047     $1,751,908
    Net transfers between Sub-Accounts
     and Fixed Account..................      212,774        193,750      1,293,608        416,832        768,779        350,911
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (10,395)       (18,667)       (50,636)        (8,627)       (12,258)       (47,719)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.........   $1,431,488     $2,190,857     $3,342,269     $2,319,001     $3,155,568     $2,055,100
                                          ------------   ------------   ------------   ------------   ------------   ------------
  Increase in net assets from
   participant transactions.............   $1,431,488     $2,190,857     $3,342,269     $2,319,001     $3,155,568     $2,055,100
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Increase in net assets..............   $1,553,666     $2,569,205     $3,776,476     $2,411,238     $3,639,502     $2,328,678
NET ASSETS:
  Beginning of period...................      --             --             --             --             --             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
  End of period.........................   $1,553,666     $2,569,205     $3,776,476     $2,411,238     $3,639,502     $2,328,678
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------



  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.


 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENTS OF CHANGES IN NET ASSETS -- continued


                                                  AL3            GS1            GS2            GS3            GS4
                                              Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                              ------------   ------------   ------------   ------------   ------------
                                              Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                              December 31,   December 31,   December 31,   December 31,   December 31,
                                                 1998**        1998***         1998*          1998*          1998*
                                              ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............   $   (1,923)    $   (6,002)    $     (383)    $     (858)    $    6,362
  Net realized losses.......................       (3,015)        (6,745)        (5,269)        (9,820)        (8,821)
  Net unrealized gains (loss)...............       96,395        229,353         10,059        296,953        (71,917)
                                              ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets from
     operations.............................   $   91,457     $  216,606     $    4,407     $  286,275     $  (74,376)
                                              ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............   $  437,232     $1,763,717     $  258,204     $2,581,300     $1,443,172
    Net transfers between Sub-Accounts and
     Fixed Account..........................      285,561        357,499         20,679        407,943        493,897
    Withdrawals, surrenders, annuitizations
     and contract
     charges................................       (8,294)        (8,712)          (614)       (56,166)       (13,813)
                                              ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.............   $  714,499     $2,112,504     $  278,269     $2,933,077     $1,923,256
                                              ------------   ------------   ------------   ------------   ------------
  Increase in net assets from participant
   transactions.............................   $  714,499     $2,112,504     $  278,269     $2,933,077     $1,923,256
                                              ------------   ------------   ------------   ------------   ------------
    Increase in net assets..................   $  805,956     $2,329,110     $  282,676     $3,219,352     $1,848,880
NET ASSETS:
  Beginning of period.......................      --             --             --             --             --
                                              ------------   ------------   ------------   ------------   ------------
  End of period.............................   $  805,956     $2,329,110     $  282,676     $3,219,352     $1,848,880
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------

                                                  GS5
                                              Sub-Account
                                              ------------
                                              Period Ended
                                              December 31,
                                                 1998+
                                              ------------
OPERATIONS:
  Net investment income (loss)..............   $      866
  Net realized losses.......................       (2,816)
  Net unrealized gains (loss)...............       16,662
                                              ------------
    Increase (decrease) in net assets from
     operations.............................   $   14,712
                                              ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............   $  238,188
    Net transfers between Sub-Accounts and
     Fixed Account..........................       72,560
    Withdrawals, surrenders, annuitizations
     and contract
     charges................................          (76)
                                              ------------
      Net accumulation activity.............   $  310,672
                                              ------------
  Increase in net assets from participant
   transactions.............................   $  310,672
                                              ------------
    Increase in net assets..................   $  325,384
NET ASSETS:
  Beginning of period.......................      --
                                              ------------
  End of period.............................   $  325,384
                                              ------------
                                              ------------



  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.


 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.


***For the period March 12, 1998 (commencement of operations) through December 31, 1998.


  +For the period March 17, 1998 (commencement of operations) through December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENTS OF CHANGES IN NET ASSETS -- continued


                                                  JP1            JP2            JP3            LA1            CAS
                                              Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                              ------------   ------------   ------------   ------------   ------------
                                              Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                              December 31,   December 31,   December 31,   December 31,   December 31,
                                                 1998**         1998**         1998**         1998**         1998*
                                              ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............   $  232,080       $  2,468       $  3,318     $  193,351     $   (9,437)
  Net realized losses.......................      (42,054)        (1,892)        (3,060)        (3,464)       (34,447)
  Net unrealized gains (losses).............       73,661          7,372         (1,240)        21,161        629,805
                                              ------------   ------------   ------------   ------------   ------------
      Increase(decrease) in net assets from
       operations...........................   $  263,687       $  7,948       $   (982)    $  211,048     $  585,921
                                              ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............   $1,481,091       $401,185       $126,177     $2,829,156     $1,880,023
    Net transfers between Sub-Accounts and
     Fixed Account..........................    1,474,721         78,547         65,945        363,979      2,200,342
    Withdrawals, surrenders, annuitizations
     and contract
     charges................................      (33,652)        (2,264)          (770)       (21,905)       (47,046)
                                              ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.............   $2,922,160       $477,468       $191,352     $3,171,230     $4,033,319
                                              ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations..........................   $  --            $--            $--          $  --          $  --
    Annuity payments........................      --             --             --             --             --
    Annuity transfers.......................      --             --             --             --             --
    Adjustments to annuity reserve..........      --             --             --             --             --
                                              ------------   ------------   ------------   ------------   ------------
      Net annuitization activity............   $  --            $--            $--          $  --          $  --
                                              ------------   ------------   ------------   ------------   ------------
  Increase in net assets from participant
   transactions.............................   $2,922,160       $477,468       $191,352     $3,171,230     $4,033,319
                                              ------------   ------------   ------------   ------------   ------------
    Increase in net assets..................   $3,185,847       $485,416       $190,370     $3,382,278     $4,619,240
NET ASSETS:
  Beginning of period.......................      --             --             --             --             --
                                              ------------   ------------   ------------   ------------   ------------
  End of period.............................   $3,185,847       $485,416       $190,370     $3,382,278     $4,619,240
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------

                                                  EGS
                                              Sub-Account
                                              ------------
                                              Period Ended
                                              December 31,
                                                1998***
                                              ------------
OPERATIONS:
  Net investment income (loss)..............   $   (9,825)
  Net realized losses.......................      (43,942)
  Net unrealized gains (losses).............      777,281
                                              ------------
      Increase(decrease) in net assets from
       operations...........................   $  723,514
                                              ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............   $3,011,641
    Net transfers between Sub-Accounts and
     Fixed Account..........................    1,178,725
    Withdrawals, surrenders, annuitizations
     and contract
     charges................................      (36,641)
                                              ------------
      Net accumulation activity.............   $4,153,725
                                              ------------
  Annuitization activity:
    Annuitizations..........................   $  --
    Annuity payments........................      --
    Annuity transfers.......................      --
    Adjustments to annuity reserve..........      --
                                              ------------
      Net annuitization activity............   $  --
                                              ------------
  Increase in net assets from participant
   transactions.............................   $4,153,725
                                              ------------
    Increase in net assets..................   $4,877,239
NET ASSETS:
  Beginning of period.......................      --
                                              ------------
  End of period.............................   $4,877,239
                                              ------------
                                              ------------



  *For the period February 26, 1998 (commencement of operations) through December 31, 1998.


 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.


***For the period February 20, 1998 (commencement of operations) through December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENTS OF CHANGES IN NET ASSETS -- continued


                                                  GSS            HYS            MMS            UTS            OP1
                                              Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                              ------------   ------------   ------------   ------------   ------------
                                              Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                              December 31,   December 31,   December 31,   December 31,   December 31,
                                                 1998*          1998+          1998*          1998**         1998*
                                              ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............   $   (5,092)    $     (239)    $   48,895     $   (7,859)    $  (13,451)
  Net realized gain (losses)................       23,326        (17,756)       --              (1,131)       (15,929)
  Net unrealized gains (losses).............       13,091         (2,792)       --             203,450        201,803
                                              ------------   ------------   ------------   ------------   ------------
      Increase (decrease) in net assets from
       operations...........................   $   31,325     $  (20,787)    $   48,895     $  194,460     $  172,423
                                              ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............   $1,300,822     $1,355,408     $5,275,423     $1,634,726     $2,532,266
    Net transfers between Sub-Accounts and
     Fixed Account..........................      323,387        786,221     (1,482,996)     1,078,739      1,176,486
    Withdrawals, surrenders, annuitizations
     and contract
     charges................................      (92,714)        (6,849)       (11,403)       (10,177)       (21,619)
                                              ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.............   $1,531,495     $2,134,780     $3,781,024     $2,703,288     $3,687,133
                                              ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations..........................   $   40,389     $  --          $  --          $  --          $  --
    Annuity payments........................       (1,490)       --             --             --             --
    Annuity transfers.......................       40,390        --             --             --             --
    Adjustments to annuity reserve..........         (475)       --             --             --             --
                                              ------------   ------------   ------------   ------------   ------------
      Net annuitization activity............   $   78,814     $  --          $  --          $  --          $  --
                                              ------------   ------------   ------------   ------------   ------------
  Increase in net assets from participant
   transactions.............................   $1,610,309     $2,134,780     $3,781,024     $2,703,288     $3,687,133
                                              ------------   ------------   ------------   ------------   ------------
    Increase in net assets..................   $1,641,634     $2,113,993     $3,829,919     $2,897,748     $3,859,556
NET ASSETS:
  Beginning of period.......................      --             --             --             --             --
                                              ------------   ------------   ------------   ------------   ------------
  End of period.............................   $1,641,634     $2,113,993     $3,829,919     $2,897,748     $3,859,556
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------

                                                  OP2
                                              Sub-Account
                                              ------------
                                              Period Ended
                                              December 31,
                                                 1998*
                                              ------------
OPERATIONS:
  Net investment income (loss)..............     $    235
  Net realized gain (losses)................      (19,298)
  Net unrealized gains (losses).............       41,964
                                              ------------
      Increase (decrease) in net assets from
       operations...........................     $ 22,901
                                              ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............     $772,014
    Net transfers between Sub-Accounts and
     Fixed Account..........................      114,451
    Withdrawals, surrenders, annuitizations
     and contract
     charges................................       (3,783)
                                              ------------
      Net accumulation activity.............     $882,682
                                              ------------
  Annuitization activity:
    Annuitizations..........................     $--
    Annuity payments........................      --
    Annuity transfers.......................      --
    Adjustments to annuity reserve..........      --
                                              ------------
      Net annuitization activity............     $--
                                              ------------
  Increase in net assets from participant
   transactions.............................     $882,682
                                              ------------
    Increase in net assets..................     $905,583
NET ASSETS:
  Beginning of period.......................      --
                                              ------------
  End of period.............................     $905,583
                                              ------------
                                              ------------



  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.


 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.


  +For the period February 26, 1998 (commencement of operations) through December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENTS OF CHANGES IN NET ASSETS -- continued


                                                  OP3            OP4            SB1            SB2            SB3
                                              Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                              ------------   ------------   ------------   ------------   ------------
                                              Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                              December 31,   December 31,   December 31,   December 31,   December 31,
                                                 1998**         1998*          1998**         1998**        1998***
                                              ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..............     $ (1,846)    $       (1)      $  3,553       $   (252)    $  121,348
  Net realized gain (losses)................       (7,219)       --              (1,757)          (857)         9,630
  Net unrealized gains (losses).............       28,952             54         23,271         19,454        (66,852)
                                              ------------   ------------   ------------   ------------   ------------
      Increase in net assets from
       operations...........................     $ 19,887     $       53       $ 25,067       $ 18,345     $   64,126
                                              ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............     $507,596     $    1,000       $200,980       $263,704     $2,139,351
    Net transfers between Sub-Accounts and
     Fixed Account..........................      197,133        --               8,030         49,888        722,156
    Withdrawals, surrenders, annuitizations
     and contract
     charges................................       (8,885)       --              (2,808)        (1,853)       (13,933)
                                              ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.............     $695,844     $    1,000       $206,202       $311,739     $2,847,574
                                              ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations..........................     $--          $  --            $--            $--          $  --
    Annuity payments........................      --             --             --             --             --
    Annuity transfers.......................      --             --             --             --             --
    Adjustments to annuity reserve..........      --             --             --             --             --
                                              ------------   ------------   ------------   ------------   ------------
      Net annuitization activity............     $--          $  --            $--            $--          $  --
                                              ------------   ------------   ------------   ------------   ------------
  Increase in net assets from participant
   transactions.............................     $695,844     $    1,000       $206,202       $311,739     $2,847,574
                                              ------------   ------------   ------------   ------------   ------------
    Increase in net assets..................     $715,731     $    1,053       $231,269       $330,084     $2,911,700
NET ASSETS:
  Beginning of period.......................      --             --             --             --             --
                                              ------------   ------------   ------------   ------------   ------------
  End of period.............................     $715,731     $    1,053       $231,269       $330,084     $2,911,700
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------

                                                  SB4
                                              Sub-Account
                                              ------------
                                              Period Ended
                                              December 31,
                                                 1998**
                                              ------------
OPERATIONS:
  Net investment income (loss)..............   $   39,286
  Net realized gain (losses)................       (1,146)
  Net unrealized gains (losses).............       64,469
                                              ------------
      Increase in net assets from
       operations...........................   $  102,609
                                              ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............   $1,946,618
    Net transfers between Sub-Accounts and
     Fixed Account..........................      945,488
    Withdrawals, surrenders, annuitizations
     and contract
     charges................................      (11,783)
                                              ------------
      Net accumulation activity.............   $2,880,323
                                              ------------
  Annuitization activity:
    Annuitizations..........................   $  --
    Annuity payments........................      --
    Annuity transfers.......................      --
    Adjustments to annuity reserve..........      --
                                              ------------
      Net annuitization activity............   $  --
                                              ------------
  Increase in net assets from participant
   transactions.............................   $2,880,323
                                              ------------
    Increase in net assets..................   $2,982,932
NET ASSETS:
  Beginning of period.......................      --
                                              ------------
  End of period.............................   $2,982,932
                                              ------------
                                              ------------



  *For the period December 15, 1998 (commencement of operations) through December 31, 1998.


 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.


***For the period February 20, 1998 (commencement of operations) through December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENTS OF CHANGES IN NET ASSETS -- continued


                                                  SCA1           SCA2           SCA3           WP1            WP2
                                              Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                              ------------   ------------   ------------   ------------   ------------
                                              Period Ended   Period Ended   Period Ended   Period Ended   Period Ended
                                              December 31,   December 31,   December 31,   December 31,   December 31,
                                                1998***        1998***        1998***         1998*          1998**
                                              ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income(loss)...............     $    3        $    13         $   (1)        $   (679)      $ (1,361)
  Net realized losses.......................     --                 (1)        --               (4,817)       (33,030)
  Net unrealized gains (losses).............     --                 21             97           (3,352)        (1,858)
                                              ------------   ------------   ------------   ------------   ------------
      Increase(decrease) in net assets from
       operations...........................     $    3        $    33         $   96         $ (8,848)      $(36,249)
                                              ------------   ------------   ------------   ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............     $2,000        $18,000         $7,000         $133,941       $169,921
    Net transfers between Sub-Accounts and
     Fixed Account..........................     --             --             --               40,476         32,859
    Withdrawals, surrenders, annuitizations
     and contract
     charges................................     --             --             --                 (742)          (879)
                                              ------------   ------------   ------------   ------------   ------------
      Net accumulation activity.............     $2,000        $18,000         $7,000         $173,675       $201,901
                                              ------------   ------------   ------------   ------------   ------------
  Annuitization activity:
    Annuitizations..........................     $--           $--             $--            $--            $--
    Annuity payments........................     --             --             --              --             --
    Annuity transfers.......................     --             --             --              --             --
    Adjustments to annuity reserve..........     --             --             --              --             --
                                              ------------   ------------   ------------   ------------   ------------
      Net annuitization activity............     $--           $--             $--            $--            $--
                                              ------------   ------------   ------------   ------------   ------------
  Increase in net assets from participant
   transactions.............................     $2,000        $18,000         $7,000         $173,675       $201,901
                                              ------------   ------------   ------------   ------------   ------------
    Increase in net assets..................     $2,003        $18,033         $7,096         $164,827       $165,652
NET ASSETS:
  Beginning of period.......................     --             --             --              --             --
                                              ------------   ------------   ------------   ------------   ------------
  End of period.............................     $2,003        $18,033         $7,096         $164,827       $165,652
                                              ------------   ------------   ------------   ------------   ------------
                                              ------------   ------------   ------------   ------------   ------------

                                                  WP3
                                              Sub-Account
                                              ------------
                                              Period Ended
                                              December 31,
                                                 1998**
                                              ------------
OPERATIONS:
  Net investment income(loss)...............     $   (535)
  Net realized losses.......................         (239)
  Net unrealized gains (losses).............        7,438
                                              ------------
      Increase(decrease) in net assets from
       operations...........................     $  6,664
                                              ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............     $113,755
    Net transfers between Sub-Accounts and
     Fixed Account..........................       17,358
    Withdrawals, surrenders, annuitizations
     and contract
     charges................................         (830)
                                              ------------
      Net accumulation activity.............     $130,283
                                              ------------
  Annuitization activity:
    Annuitizations..........................     $--
    Annuity payments........................      --
    Annuity transfers.......................      --
    Adjustments to annuity reserve..........      --
                                              ------------
      Net annuitization activity............     $--
                                              ------------
  Increase in net assets from participant
   transactions.............................     $130,283
                                              ------------
    Increase in net assets..................     $136,947
NET ASSETS:
  Beginning of period.......................      --
                                              ------------
  End of period.............................     $136,947
                                              ------------
                                              ------------



  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.


 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.


***For the period December 15, 1998 (commencement of operations) through December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



STATEMENTS OF CHANGES IN NET ASSETS -- continued



                                                   WP4
                                               Sub-Account       Total
                                               ------------   ------------
                                               Period Ended   Period Ended
                                               December 31,   December 31,
                                                  1998**          1998
                                               ------------   ------------
OPERATIONS:
  Net investment income (loss)...............     $ (2,271)   $   788,638
  Net realized losses........................      (26,102)      (341,232)
  Net unrealized gains.......................       29,531      4,309,454
                                               ------------   ------------
      Increase in net assets from
      operations.............................     $  1,158    $ 4,756,860
                                               ------------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...............     $378,201    $46,609,743
    Net transfers between Sub-Accounts and
     Fixed Account...........................       (5,371)    14,241,357
    Withdrawals, surrenders, annuitizations
     and contract charges....................       (2,707)      (569,220)
                                               ------------   ------------
      Net accumulation activity..............     $370,123    $60,281,880
                                               ------------   ------------
  Annuitization activity:
    Annuitizations...........................     $--         $    40,389
    Annuity payments.........................      --              (1,490)
    Annuity transfers........................      --              40,390
    Adjustments to annuity reserve...........      --                (475)
                                               ------------   ------------
      Net annuitization activity.............     $--         $    78,814
                                               ------------   ------------
  Increase in net assets from participant
   transactions..............................     $370,123    $60,360,694
                                               ------------   ------------
    Increase in net assets...................     $371,281    $65,117,554
NET ASSETS:
  Beginning of period........................      --             --
                                               ------------   ------------
  End of period..............................     $371,281    $65,117,554
                                               ------------   ------------
                                               ------------   ------------



**For the period March 27, 1998 (commencement of operations) though December 31, 1998.


                       See notes to financial statements

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F


NOTES TO FINANCIAL STATEMENTS



(1) ORGANIZATION



Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") is a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts (collectively, the "Contracts") and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.



The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. With respect to the Futurity contracts the funds are: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Salomon Brothers Variable Series Funds Inc. and Warburg Pincus Trust. With respect to the Futurity II contracts the funds are: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Warburg Pincus Trust (collectively, the "Funds").



(2) SIGNIFICANT ACCOUNTING POLICIES



GENERAL



The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.



INVESTMENT VALUATIONS



Investments in shares of the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.



Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.



FEDERAL INCOME TAX STATUS



The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.



(3) CONTRACT CHARGES



A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.



Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 in the case of Futurity contracts and $35 in the case of Futurity II contracts or 2% of the participant's account value in Account Years one through five (thereafter, the Account fee may be changed annually, but it

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



NOTES TO FINANCIAL STATEMENTS -- continued


may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to Contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.



The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.



(4) ANNUITY RESERVES



Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



NOTES TO FINANCIAL STATEMENTS -- continued


(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS


                                                                           Units Transferred
                                                                          Between Sub-Accounts    Units Withdrawn,
                                  Units Outstanding                            and Fixed            Surrendered,
                                 Beginning of Period   Units Purchased    Accumulation Account     and Annuitized
                                 -------------------  -----------------  ----------------------  -------------------
                                    Period Ended        Period Ended          Period Ended          Period Ended
                                    December 31,        December 31,          December 31,          December 31,
                                        1998                1998                  1998                  1998
                                 -------------------  -----------------  ----------------------  -------------------
 FUTURITY CONTRACTS:
 AIM1 *........................          --                 120,297                21,989                  (994)
 AIM2 *........................          --                 188,055                18,286                (1,839)
 AIM3 **.......................          --                 211,522               126,191                (5,051)
 AIM4 *........................          --                 175,562                42,064                  (814)
 AL1 **........................          --                 220,381                66,702                (1,093)
 AL2 **........................          --                 166,134                33,387                (4,526)
 AL3 **........................          --                  46,464                31,855                  (847)
 GS1 ***.......................          --                 174,066                37,773                  (887)
 GS2 *.........................          --                  28,820                 2,730                   (74)
 GS3 *.........................          --                 245,810                41,721                (5,043)
 GS4 *.........................          --                 146,654                54,644                (1,528)
 GS5 +.........................          --                  22,922                 7,479                    (7)
 JP1 **........................          --                 153,409               143,890                (3,512)
 JP2 **........................          --                  43,568                 9,107                  (256)
 JP3 **........................          --                  14,226                 8,529                  (100)
 LA1 **........................          --                 295,576                40,527                (2,298)
 CAS ++........................          --                 182,671               225,749                (4,687)
 EGS *.........................          --                 286,458               114,747                (4,073)
 GSS *.........................          --                 124,697                30,755                (5,102)
 HYS ++........................          --                 136,139                82,554                  (769)
 MMS *.........................          --                 520,396              (145,427)               (3,565)
 UTS **........................          --                 168,365               110,939                (1,083)
 OP1 *.........................          --                 249,514               116,381                (2,147)
 OP2 *.........................          --                  80,719                12,844                  (403)
 OP3 **........................          --                  62,966                24,744                (1,143)
 SB1 **........................          --                  20,954                   660                  (285)
 SB2 **........................          --                  27,151                 5,324                  (193)
 SB3 *.........................          --                 208,817                69,996                (1,340)
 SB4 **........................          --                 199,267                95,844                (1,190)
 WP1 *.........................          --                  17,004                 5,576                  (100)
 WP2 **........................          --                  17,656                   697                  (100)
 WP3 **........................          --                  12,602                 2,213                  (100)
 WP4 **........................          --                  42,727                   (84)                 (800)


                                 Units Outstanding
                                    End of Year
                                 -----------------
                                   Period Ended
                                   December 31,
                                       1998
                                 -----------------
 FUTURITY CONTRACTS:
 AIM1 *........................        141,292
 AIM2 *........................        204,502
 AIM3 **.......................        332,662
 AIM4 *........................        216,812
 AL1 **........................        285,990
 AL2 **........................        194,995
 AL3 **........................         77,472
 GS1 ***.......................        210,952
 GS2 *.........................         31,476
 GS3 *.........................        282,488
 GS4 *.........................        199,770
 GS5 +.........................         30,394
 JP1 **........................        293,787
 JP2 **........................         52,419
 JP3 **........................         22,655
 LA1 **........................        333,805
 CAS ++........................        403,733
 EGS *.........................        397,132
 GSS *.........................        150,350
 HYS ++........................        217,924
 MMS *.........................        371,404
 UTS **........................        278,221
 OP1 *.........................        363,748
 OP2 *.........................         93,160
 OP3 **........................         86,567
 SB1 **........................         21,329
 SB2 **........................         32,282
 SB3 *.........................        277,473
 SB4 **........................        293,921
 WP1 *.........................         22,480
 WP2 **........................         18,253
 WP3 **........................         14,715
 WP4 **........................         41,843



  *For the period February 20, 1998 (commencement of operations) through December 31, 1998.


 **For the period March 27, 1998 (commencement of operations) through December 31, 1998.


***For the period March 12, 1998 (commencement of operations) through December 31, 1998.


  +For the period March 17, 1998 (commencement of operations) through December 31, 1998.


  ++For the period February 26, 1998 (commencement of operations) through December 31, 1998.

FUTURITY AND FUTURITY II SUB ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F



NOTES TO FINANCIAL STATEMENTS -- continued



(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued



                                                                         Units Transferred
                                 Units Outstanding                     Between Sub-Accounts   Units Withdrawn,        Units
                                   Beginning of                              and Fixed          Surrendered,     Outstanding End
                                      Period         Units Purchased   Accumulation Account    and Annuitized        of Year
                                 -----------------  -----------------  ---------------------  -----------------  ---------------
                                   Period Ended       Period Ended         Period Ended         Period Ended      Period Ended
                                   December 31,       December 31,         December 31,         December 31,      December 31,
                                       1998               1998                 1998                 1998              1998
                                 -----------------  -----------------  ---------------------  -----------------  ---------------
 FUTURITY II CONTRACTS:
 AIM1#.........................         --                    100               --                   --                   100
 AIM2#.........................         --                  1,049               --                   --                 1,049
 AIM3#.........................         --                  1,704               --                   --                 1,704
 AIM4##........................         --                  2,553               --                   --                 2,553
 AL1#..........................         --                  2,044               --                   --                 2,044
 AL2##.........................         --                  1,785               --                   --                 1,785
 AL3#..........................         --                    100               --                   --                   100
 GS1###........................         --                    786               --                   --                   786
 GS2#..........................         --                    100               --                   --                   100
 GS3##.........................         --                  2,341               --                   --                 2,341
 GS4#..........................         --                    100               --                   --                   100
 GS5###........................         --                    578               --                   --                   578
 JP1#..........................         --                    474               --                   --                   474
 JP2#..........................         --                    100               --                   --                   100
 JP3#..........................         --                    100               --                   --                   100
 LA1##.........................         --                  1,763               --                   --                 1,763
 CAS#..........................         --                  2,367               --                   --                 2,367
 EGS###........................         --                  3,662               --                   --                 3,662
 GSS##.........................         --                  1,027               --                   --                 1,027
 HYS##.........................         --                    729               --                   --                   729
 UTS###........................         --                    821               --                   --                   821
 OP1##.........................         --                  1,517               --                   --                 1,517
 OP2#..........................         --                    150               --                   --                   150
 OP3#..........................         --                    100               --                   --                   100
 OP4#..........................         --                    100               --                   --                   100
 SCA1#.........................         --                    200               --                   --                   200
 SCA2#.........................         --                  1,806               --                   --                 1,806
 SCA3#.........................         --                    705               --                   --                   705
 WP1#..........................         --                    100               --                   --                   100
 WP2#..........................         --                    100               --                   --                   100
 WP3#..........................         --                    100               --                   --                   100
 WP4#..........................         --                    100               --                   --                   100



   #For the period December 15, 1998 (commencement of operations) through December 31, 1998.


 ##For the period December 17, 1998 (commencement of operations) through December 31, 1998.


###For the period December 29, 1998 (commencement of operations) through December 31, 1998.

INDEPENDENT AUDITORS' REPORT



To the Participants in Futurity and Futurity II and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):



We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, The Alger American Growth Sub-Account, The Alger American Income and Growth Sub-Account, The Alger American Small Capitalization Sub-Account, Goldman Sachs CORE Large Cap Growth Sub-Account, Goldman Sachs CORE Small Cap Equity Sub-Account, Goldman Sachs CORE U.S. Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Equity Sub-Account, OCC Mid Cap Sub-Account, OCC Managed Sub-Account, OCC Small Cap Sub-Account, Salomon Brothers Variable Capital Sub-Account, Salomon Brothers Variable Investors Sub-Account, Salomon Brothers Variable Strategic Bond Sub-Account, Salomon Brothers Variable Total Return Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Real Estate Sub-Account, Warburg Pincus Emerging Markets Sub-Account, Warburg Pincus International Equity Sub-Account, Warburg Pincus Post-Venture Capital Sub-Account and Warburg Pincus Small Company Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of December 31, 1998, the related statement of operations and the statement of changes in net assets for the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP



Boston, Massachusetts


February 4, 1999

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS
DECEMBER 31, 1997 AND 1996 (IN 000'S)

                                                                                   1997            1996
                                                                              --------------  --------------
ADMITTED ASSETS
    Bonds                                                                     $    1,910,699  $    2,170,103
    Common stocks                                                                    117,229         144,043
    Mortgage loans on real estate                                                    684,035         938,932
    Properties acquired in satisfaction of debt                                       22,475          23,391
    Investment real estate                                                            78,426          76,995
    Policy loans                                                                      40,348          40,554
    Cash and short-term investments                                                  544,418         148,059
    Other invested assets                                                             55,716          51,378
    Premiums and annuity considerations due and uncollected                            9,203          11,282
    Investment income due and accrued                                                 39,279          68,191
    Receivable from parent, subsidiaries and affiliates                               28,825          40,829
    Funds withheld on reinsurance assumed                                            982,653         878,798
    Other assets                                                                       1,841           1,343
                                                                              --------------  --------------
    General account assets                                                         4,515,147       4,593,898
    Separate account assets
      Unitized                                                                     9,068,021       6,919,219
      Non-unitized                                                                 2,343,877       2,108,835
                                                                              --------------  --------------
    Total Admitted Assets                                                     $   15,927,045  $   13,621,952
                                                                              --------------  --------------
                                                                              --------------  --------------
LIABILITIES
    Aggregate reserve for life policies and contracts                         $    2,188,243  $    2,099,980
    Supplementary contracts                                                            2,247           2,205
    Policy and contract claims                                                         2,460           2,108
    Policyholders' dividends and coupons payable                                      32,500          27,500
    Liability for premium and other deposit funds                                  1,450,705       1,898,309
    Surrender values on cancelled policies                                               215              72
    Interest maintenance reserve                                                      33,830          28,675
    Commissions to agents due or accrued                                               2,826           3,245
    General expenses due or accrued                                                    7,202           4,654
    Transfers from Separate Accounts due or accrued                                 (284,078)       (232,743)
    Taxes, licenses and fees accrued, excluding federal income taxes                     105             342
    Federal income taxes due or accrued                                               58,073          49,479
    Unearned investment income                                                            34              19
    Amounts withheld or retained by company as agent or trustee                           47              27
    Remittances and items not allocated                                                1,363           1,359
    Borrowed money                                                                   110,142          58,000
    Asset valuation reserve                                                           47,605          53,911
    Payable for securities                                                            27,104          22,177
    Other liabilities                                                                  1,959           7,561
                                                                              --------------  --------------
    General account liabilities                                                    3,682,582       4,026,880
    Separate account liabilities
      Unitized                                                                     9,067,891       6,919,094
      Non-unitized                                                                 2,343,877       2,108,835
                                                                              --------------  --------------
    Total liabilities                                                             15,094,350      13,054,809
                                                                              --------------  --------------
CAPITAL STOCK AND SURPLUS
    Capital stock par value $1,000; Authorized, 10,000 shares;
       issued and outstanding, 5,900 shares                                            5,900           5,900
                                                                              --------------  --------------
    Surplus notes                                                                    565,000         315,000
    Gross paid in and contributed surplus                                            199,355         199,355
    Unassigned funds                                                                  62,440          46,888
                                                                              --------------  --------------
    Surplus                                                                          826,795         561,243
                                                                              --------------  --------------
    Total capital stock and surplus                                                  832,695         567,143
                                                                              --------------  --------------
    Total Liabilities, Capital Stock and Surplus                              $   15,927,045  $   13,621,952
                                                                              --------------  --------------
                                                                              --------------  --------------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)

                                              1997        1996        1995
                                           ----------  ----------  ----------
 INCOME:
     Premiums and annuity considerations   $  270,700  $  282,466  $  279,407
     Deposit-type funds                     2,155,298   1,775,230   1,545,542
     Considerations for supplementary
      contracts without life
      contingencies and dividend
      accumulations                             1,615       2,340       1,088
     Net investment income                    270,249     303,753     312,872
     Amortization of interest maintenance
      reserve                                   1,166       1,557       1,025
     Net gain from operations from
      Separate Accounts                             5          --          --
     Other income                              86,123      71,903      57,864
                                           ----------  ----------  ----------
     Total                                  2,785,156   2,437,249   2,197,798
                                           ----------  ----------  ----------
 BENEFITS AND EXPENSES:
     Death benefits                            17,284      12,394      15,317
     Annuity benefits                         148,135     146,654     140,497
     Surrender benefits and other fund
      withdrawals                           1,854,004   1,507,263   1,074,396
     Interest on policy or contract funds         699       2,205         739
     Payments on supplementary contracts
      without life contingencies and of
      dividend accumulations                    1,687       2,120       1,888
     Increase in aggregate reserves for
      life and accident and health
      policies and contracts                  127,278     162,678     171,975
     Increase (decrease) in liability for
      premium and other deposit funds        (447,603)   (392,348)     13,553
     Increase (decrease) in reserve for
      supplementary contracts without
      life contingencies and for dividend
      and coupon accumulations                     42         327        (663)
                                           ----------  ----------  ----------
     Total                                  1,701,526   1,441,293   1,417,702
     Commissions on premiums and annuity
      considerations (direct business
      only)                                   132,700     109,894      88,037
     Commissions and expense allowances
      on reinsurance assumed                   17,951      18,910      22,012
     General insurance expenses                47,102      37,206      34,580
     Insurance taxes, licenses and fees,
      excluding federal income taxes            7,790       8,431       7,685
     Increase (decrease) in loading on
      and cost of collection in excess of
      loading on deferred and uncollected
      premiums                                    523         901      (1,377)
     Net transfers to separate accounts       734,373     678,663     551,784
                                           ----------  ----------  ----------
     Total                                  2,641,965   2,295,298   2,120,423
                                           ----------  ----------  ----------
     Net gain from operations before
      dividends to policyholders and
      federal income taxes                    143,191     141,951      77,375
     Dividends to policyholders                33,316      29,189      25,722
                                           ----------  ----------  ----------
     Net gain from operations after
      dividends to policyholders and
      before federal income taxes             109,875     112,762      51,653
     Federal income tax expense (benefit)
      (excluding tax on capital gains)         10,742      (2,702)     17,807
                                           ----------  ----------  ----------
     Net gain from operations after
      dividends to policyholders and
      federal income taxes and before
      realized capital gains                   99,133     115,464      33,846
     Net realized capital gains less
      capital gains tax and transfers to
      the interest maintenance reserve         30,109       7,560       2,069
                                           ----------  ----------  ----------
 NET INCOME                                $  129,242  $  123,024  $   35,915
                                           ----------  ----------  ----------
                                           ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)

                                                               1997        1996        1995
                                                            ----------  ----------  ----------
Capital and surplus, beginning of year                      $  567,143  $  792,452  $  455,489
                                                            ----------  ----------  ----------
Net income                                                     129,242     123,024      35,915
Change in net unrealized capital gains                           1,153      (1,715)      2,009
Change in non-admitted assets and related items                   (463)         67      (2,270)
Change in reserve on account of change in valuation basis       39,016          --          --
Change in asset valuation reserve                                6,306     (11,812)    (13,690)
Other changes in surplus in Separate Accounts Statement             --         100      (4,038)
Change in surplus notes                                        250,000    (335,000)    315,000
Dividends to stockholder                                      (159,722)         --          --
Miscellaneous gains in surplus                                      20          27       4,037
                                                            ----------  ----------  ----------
Net change in capital and surplus for the year                 265,552    (225,309)    336,963
                                                            ----------  ----------  ----------
Capital and surplus, end of year                            $  832,695  $  567,143  $  792,452
                                                            ----------  ----------  ----------
                                                            ----------  ----------  ----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN 000'S)

                                               1997         1996         1995
                                            -----------  -----------  -----------
 Cash Provided
   Premiums, annuity considerations and
     deposit funds received                 $ 2,427,554  $ 2,059,577  $ 1,826,456
   Considerations for supplementary
     contracts and dividend accumulations
     received                                     1,615        2,340        1,088
   Net investment income received               323,199      324,914      374,398
   Other income received                         81,701       88,295       25,348
                                            -----------  -----------  -----------
 Total receipts                               2,834,069    2,475,126    2,227,290
                                            -----------  -----------  -----------
   Benefits paid (other than dividends)       2,020,615    1,671,483    1,231,936
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes)                       203,650      172,015      150,463
   Net cash transferred to Separate
     Accounts                                   785,708      755,605      568,188
   Dividends paid to policyholders               28,316       22,689       17,722
   Federal income tax (recoveries)
     payments (excluding tax on capital
     gains)                                       1,397      (15,363)     (20,655)
   Other--net                                       699        2,205          739
                                            -----------  -----------  -----------
 Total payments                               3,040,385    2,608,634    1,948,393
                                            -----------  -----------  -----------
 Net cash from operations                      (206,316)    (133,508)     278,897
                                            -----------  -----------  -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $750,449, $1,554,873 and $8,610,951)     1,343,803    1,768,147    1,658,655
   Issuance of surplus notes                    250,000     (335,000)     315,000
   Other cash provided                          117,297      147,956      419,446
                                            -----------  -----------  -----------
 Total cash provided                          1,711,100    1,581,103    2,393,101
                                            -----------  -----------  -----------
 Cash Applied
   Cost of long-term investments acquired       773,721    1,318,880    1,749,714
   Other cash applied                           334,704      177,982      796,207
                                            -----------  -----------  -----------
 Total cash applied                           1,108,425    1,496,862    2,545,921
                                            -----------  -----------  -----------
 Net change in cash and short-term
   investments                                  396,359      (49,267)     126,077
 Cash and short term investments
 Beginning of year                              148,059      197,326       71,249
                                            -----------  -----------  -----------
 End of year                                $   544,418  $   148,059  $   197,326
                                            -----------  -----------  -----------
                                            -----------  -----------  -----------

                  SEE NOTES TO STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual variable life insurance, individual fixed and variable annuities, group fixed and variable annuities and group pension contracts. The Company also underwrites a block of individual life insurance business through a reinsurance contract with an affiliate, Sun Life Assurance Company of Canada ("SLOC"). SLOC is a mutual life insurance company.

Effective May 1, 1997, the Company became a wholly-owned subsidiary of the newly established Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco"). On December 18, 1997, Life Holdco became a wholly-owned subsidiary of the Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco"). US Holdco is a wholly-owned subsidiary of SLOC. Prior to December 18, 1997 Life Holdco was a direct wholly-owned subsidiary of SLOC.

The Company, which is domiciled in the State of Delaware, prepares its financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Delaware Insurance Department. Prescribed accounting practices include practices described in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted accounting practices encompass all accounting practices not so prescribed. The permitted accounting practices adopted by the Company are not material to the financial statements. Prior to 1996, statutory accounting practices were recognized by the insurance industry and the accounting profession as generally accepted accounting principles for mutual life insurance companies and stock life insurance companies wholly-owned by mutual life insurance companies. In April 1993, the Financial Accounting Standards Board ("FASB") issued an interpretation (the "Interpretation"), that became effective in 1996, which changed the previous practice of mutual life insurance companies (and stock life insurance companies that are wholly-owned subsidiaries of mutual life insurance companies) with respect to utilizing statutory basis financial statements for general purposes, in that it will no longer allow such financial statements to be described as having been prepared in conformity with generally accepted accounting principles ("GAAP"). Consequently, these financial statements prepared in conformity with statutory accounting practices as described above, vary from and are not intended to present the Company's financial position, results of operations or cash flow in conformity with generally accepted accounting principles. (See Note 19 for further discussion relative to the Company's basis of financial statement presentation.) The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material.

INVESTED ASSETS AND RELATED RESERVES

Bonds are carried at cost adjusted for amortization of premium or accrual of discount. Investments in non-insurance subsidiaries are carried on the equity basis. Investments in insurance subsidiaries are carried at their statutory surplus values. Mortgage loans acquired at a premium or discount are carried at amortized values and other mortgage loans are carried at the amounts of the unpaid balances. Real estate investments are carried at the lower of cost adjusted for accumulated depreciation or appraised value, less encumbrances. Short-term investments are carried at amortized cost, which approximates fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
POLICY AND CONTRACT RESERVES

The reserves for life insurance and annuity contracts, developed by accepted actuarial methods, have been established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide reserves at least as great as those required by law and contract provisions.

INCOME AND EXPENSES

For life and annuity contracts, premiums are recognized as revenues over the premium paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized separate accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.

Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract holders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value.

The Company has also established a non-unitized separate account for amounts allocated to the fixed portion of certain combination fixed/variable deferred annuity contracts. The assets of this account are available to fund general account liabilities and general account assets are available to fund liabilities of this account.

Gains (losses) from mortality experience and investment experience of the separate accounts, not applicable to contract owners, are transferred to (from) the general account. Accumulated gains (losses) that have not been transferred are recorded as a payable (receivable) to (from) the general account. Amounts payable to the general account of the Company were $284,078,000 in 1997 and $232,743,000 in 1996.

CHANGES IN ACCOUNTING PRINCIPLES AND REPORTING

Prior to 1996, dividends paid to the Company by its subsidiaries and the undistributed gains (losses) of those subsidiaries were included in net income of the Company. For Annual Statement reporting, dividends were (and continue to be) reported in net income while undistributed gains (losses) are reported directly to surplus (as a separate component of unassigned surplus). As a result, net income as reported in these financial statements is $2.5 million less than net income reported in the Annual Statement in 1995. Effective for 1996, the Company changed its method of accounting for investments in subsidiaries to conform with a preferable prescribed statutory accounting practices used in the preparation of its Annual Statement. As a result of the change, $5.7 million in undistributed losses of subsidiaries are reported directly as a separate component of unassigned surplus rather than being included in net income for the year ended December 31, 1996. The amounts as reported in prior years have not been restated.

As described more fully in Note 10, during 1997 the Company changed certain assumptions used in determining actuarial reserves.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES (CONTINUED):
OTHER

Preparation of the financial statements requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to amounts as presented in the current year.

2.  INVESTMENTS IN SUBSIDIARIES:
The Company owns all of the outstanding shares of Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), Massachusetts Casualty Insurance Company ("MCIC"), Sun Life of Canada (U.S.) Distributors, Inc. (formerly Sun Investment Services Company) ("Sundisco"), New London Trust, F.S.B. ("NLT"), Sun Life Financial Services Limited, ("SLFSL"), Sun Benefit Services Company, Inc. ("Sunbesco"), Sun Capital Advisers, Inc. ("Sun Capital"), and Sun Life Finance Corporation ("Sunfinco").

On October 30, 1997, the Company established a wholly-owned special purpose corporation, Sun Life of Canada (U.S.) SPE 97-1, Inc. (SPE 97-1). SPE 97-1 was organized for the purpose of engaging in activities incidental to securitizing mortgage loans.

Prior to December 24, 1997, the Company owned 93.6% of the outstanding shares of Massachusetts Financial Services Company ("MFS") . On December 24, 1997, the Company transferred all of its shares of MFS to Life Holdco in the form of a dividend valued at $159,722,000. As a result of this transaction the Company realized a gain of $21,195,000 of undistributed earnings.

On December 31, 1997, the Company purchased all of the outstanding shares of Clarendon Insurance Agency, Inc. ("Clarendon") from MFS.

Sun Life (N.Y.) is engaged in the sale of individual fixed and variable annuity contracts and group life and disability insurance contracts in the State of New York. MCIC is a life insurance company which issues only individual disability income policies. Sundisco is a registered investment adviser and broker-dealer. NLT is a federally chartered savings bank. SLFSL serves as the marketing administrator for the distribution of the offshore products of SLOC, an affiliate. Sun Capital is a registered investment adviser. Sunfinco and Sunbesco are currently inactive. Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates.

MFS, a registered investment adviser, serves as investment adviser to the mutual funds in the MFS family of funds as well as certain mutual funds and separate accounts established by the Company. The MFS Asset Management Group provides investment advice to substantial private clients.

On December 23, 1997, the Company issued a $110,000,000 note to US Holdco. at an interest rate of 5.80%, which is scheduled for repayment on March 1, 1998, and is included in borrowed money. A $110,000,000 note was also issued by MFS on December 23, 1997 to the Company at an interest rate of 5.85% due on March 1, 1998 and is included in cash and short-term investments.

On December 31, 1996, the Company issued a $58,000,000 note to SLOC which was repaid on February 10, 1997 at an interest rate of 5.70%. Also on December 31, 1996, the Company was issued a $58,000,000 note by MFS at an interest rate of 5.76%. This note was repaid to the Company on February 10, 1997. On December 31, 1997 and 1996 the Company had an additional $20,000,000 in notes issued by MFS, scheduled to mature in 2000.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

2.  INVESTMENTS IN SUBSIDIARIES (CONTINUED):
During 1997, 1996, and 1995, the Company contributed capital in the following amounts to its subsidiaries:

                                                                          1997            1996           1995
                                                                     --------------  --------------  ------------
MCIC                                                                 $    2,000,000  $   10,000,000  $  6,000,000
SLFSL                                                                     1,000,000       1,500,000            --
SPE 97-1                                                                 20,377,000              --            --

Summarized combined financial information of the Company's subsidiaries as of December 31, 1997, 1996 and 1995 and for the years then ended, follows:

                                                                                    DECEMBER 31,
                                                                     -------------------------------------------
                                                                         1997           1996           1995
                                                                     -------------  -------------  -------------
                                                                                     (IN 000'S)
Intangible assets                                                    $           0  $       9,646  $      12,174
Other assets                                                             1,190,951      1,376,014      1,233,372
Liabilities                                                             (1,073,966)    (1,241,617)    (1,107,264)
                                                                     -------------  -------------  -------------
Total net assets                                                     $     116,985  $     144,043  $     138,282
                                                                     -------------  -------------  -------------
                                                                     -------------  -------------  -------------
Total revenues                                                       $     750,364  $     717,280  $     570,794
Operating expenses                                                        (646,896)      (624,199)      (504,070)
Income tax expense                                                         (43,987)       (42,820)       (31,193)
                                                                     -------------  -------------  -------------
Net income                                                           $      59,481  $      50,261  $      35,531
                                                                     -------------  -------------  -------------
                                                                     -------------  -------------  -------------

3.  BONDS:
Investments in debt securities are as follows:

                                                                             DECEMBER 31, 1997
                                                            ----------------------------------------------------
                                                                             GROSS        GROSS      ESTIMATED
                                                             AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                COST         GAINS      (LOSSES)       VALUE
                                                            ------------  -----------  -----------  ------------

                                                                                 (IN 000'S)
Long-term bonds:
    United States government and government agencies and
     authorities                                            $    126,923   $   5,529    $      --   $    132,452
    States, provinces and political subdivisions                  22,361       2,095           --         24,456
    Public utilities                                             398,939      35,338          (91)       434,186
    Transportation                                               214,130      22,000         (390)       235,740
    Finance                                                      157,891       5,885         (120)       163,656
    All other corporate bonds                                    990,455      52,678       (5,456)     1,037,677
                                                            ------------  -----------  -----------  ------------
        Total long-term bonds                                  1,910,699     123,525       (6,057)     2,028,167
                                                            ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
     commercial paper                                            431,032          --           --        431,032
    Affiliates                                                   110,000          --           --        110,000
                                                            ------------  -----------  -----------  ------------
        Total short-term bonds                                   541,032          --           --        541,032
Total bonds                                                 $  2,451,731   $ 123,525    $  (6,057)  $  2,569,199
                                                            ------------  -----------  -----------  ------------
                                                            ------------  -----------  -----------  ------------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

3.  BONDS (CONTINUED):

                                                                             DECEMBER 31, 1996
                                                            ----------------------------------------------------
                                                                             GROSS        GROSS      ESTIMATED
                                                             AMORTIZED    UNREALIZED   UNREALIZED       FAIR
                                                                COST         GAINS      (LOSSES)       VALUE
                                                            ------------  -----------  -----------  ------------

                                                                                 (IN 000'S)
Long-term bonds:
    United States government and government agencies and
     authorities                                            $    267,756   $  12,272    $  (8,927)  $    271,101
    States, provinces and political subdivisions                   2,253          20           --          2,273
    Foreign governments                                           18,812       1,351           --         20,163
    Public utilities                                             415,641      24,728       (1,223)       439,146
    Transportation                                               167,937      14,107       (2,243)       179,801
    Finance                                                      290,024       7,914         (472)       297,466
    All other corporate bonds                                  1,007,680      42,338      (14,496)     1,035,522
                                                            ------------  -----------  -----------  ------------
        Total long-term bonds                                  2,170,103     102,730      (27,361)     2,245,472
                                                            ------------  -----------  -----------  ------------
Short-term bonds:
    U.S. Treasury Bills, bankers acceptances and
     commercial paper                                             88,754          --           --         88,754
    Affiliates                                                    58,000          --           --         58,000
                                                            ------------  -----------  -----------  ------------
        Total short-term bonds                                   146,754          --           --        146,754
                                                            ------------  -----------  -----------  ------------
Total bonds                                                 $  2,316,857   $ 102,730    $ (27,361)  $  2,392,226
                                                            ------------  -----------  -----------  ------------
                                                            ------------  -----------  -----------  ------------

The amortized cost and estimated fair value of bonds at December 31, 1997 are shown below by contractual maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call and/or prepayment penalties.

                                                                                           DECEMBER 31, 1997
                                                                                       --------------------------
                                                                                        AMORTIZED     ESTIMATED
                                                                                           COST       FAIR VALUE
                                                                                       ------------  ------------
                                                                                               (IN 000'S)
Maturities:
    Due in one year or less                                                            $    699,548  $    700,280
    Due after one year through five years                                                   533,901       541,382
    Due after five years through ten years                                                  270,607       286,651
    Due after ten years                                                                     735,624       821,002
                                                                                       ------------  ------------
                                                                                          2,239,680     2,349,315
    Mortgage-backed securities                                                              212,051       219,884
                                                                                       ------------  ------------
Total bonds                                                                            $  2,451,731  $  2,569,199
                                                                                       ------------  ------------
                                                                                       ------------  ------------

Proceeds from sales and maturities of investments in debt securities during 1997, 1996, and 1995 were $980,264,000, $1,554,016,000, and $1,510,553,000, gross gains were $10,732,000, $16,975,000, and $24,757,000 and gross losses were $2,446,000, $10,885,000, and $5,742,000, respectively.

Bonds included above with an amortized cost of approximately $2,578,000 and $2,060,000 at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities as required by law.

4.  SECURITIES LENDING:
The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chemical Bank of New York. The custodian has indemnified the Company against losses arising from this

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

4.  SECURITIES LENDING (CONTINUED):
program. The total par value of securities out on loan was $0 and $51,537,000 at December 31, 1997 and 1996 respectively. Income resulting from this program was $200,000, $137,000 and $2,000 for the years ended December 31, 1997, 1996 and
1995, respectively.

5.  MORTGAGE LOANS:
The Company invests in commercial first mortgage loans throughout the United States. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loans' values are impaired, appropriate losses are recorded.

The following table shows the geographical distribution of the mortgage loan portfolio.

                                                                                                DECEMBER 31,
                                                                                           ----------------------
                                                                                              1997        1996
                                                                                           ----------  ----------
                                                                                                 (IN 000'S)
California                                                                                 $  119,122  $  154,272
Massachusetts                                                                                  58,981      79,929
Michigan                                                                                       42,912      57,119
New York                                                                                       45,696      67,742
Ohio                                                                                           51,862      75,405
Pennsylvania                                                                                   97,949     115,584
Washington                                                                                     54,948      75,819
All other                                                                                     212,565     313,062
                                                                                           ----------  ----------
                                                                                           $  684,035  $  938,932
                                                                                           ----------  ----------
                                                                                           ----------  ----------

The Company has restructured mortgage loans totaling $26,284,000 and $29,261,000 at December 31, 1997 and 1996, respectively, against which there are allowances for losses of $3,026,000 and $5,893,000, respectively.

Mortgage loans from Sun Life (U.S.)'s portfolio with an approximate book value of $53,188,000 were included in a transaction also involving loans from the portfolios of other SLOC entities with an aggregate book value of $256 million, whereby such loans were securitized for sale to the public markets.

The Company has made commitments of mortgage loans on real estate into the future. The outstanding commitments for these mortgages amount to $12,300,000 and $9,800,000 at December 31, 1997 and 1996, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

6.  INVESTMENT GAINS AND LOSSES:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1997       1996       1995
                                                                                   ---------  ---------  ---------
                                                                                             (IN 000'S)
Net realized gains (losses)
Bonds                                                                              $   2,882  $   5,631  $   3,935
Common stock of affiliates                                                            21,195         --         --
Mortgage loans                                                                         3,837        763        292
Real estate                                                                            2,912        599        391
Other invested assets                                                                   (717)       567     (2,549)
                                                                                   ---------  ---------  ---------
                                                                                   $  30,109  $   7,560  $   2,069
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------
Changes in unrealized gains (losses):
Common stock of affiliates                                                         $  (2,894) $  (5,739) $      --
Mortgage loans                                                                         1,524       (600)    (1,574)
Real estate                                                                            3,377      4,624      3,583
Other invested assets                                                                   (854)        --         --
                                                                                   ---------  ---------  ---------
                                                                                   $   1,153  $  (1,715) $   2,009
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold. The net realized capital gains credited to the interest maintenance reserve were $6,321,000 in 1997, $7,710,000 in 1996, and $12,714,000 in 1995. All gains and losses are transferred net of applicable income taxes.

7.  NET INVESTMENT INCOME:
Net investment income consisted of:

                                                                                   YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------
                                                                                 1997        1996        1995
                                                                              ----------  ----------  ----------
                                                                                          (IN 000'S)
Interest income from bonds                                                    $  188,924  $  178,695  $  205,445
Income from investment in common stock of affiliates                              41,181      50,408      35,403
Interest income from mortgage loans                                               76,073      92,591      99,766
Real estate investment income                                                     17,161      16,249      14,979
Interest income from policy loans                                                  3,582       2,790       2,777
Other                                                                               (193)      1,710       2,672
                                                                              ----------  ----------  ----------
    Gross investment income                                                      326,728     342,443     361,042
                                                                              ----------  ----------  ----------
Interest on surplus notes and notes payable                                      (42,481)    (23,061)    (31,813)
Investment expenses                                                              (13,998)    (15,629)    (16,357)
                                                                              ----------  ----------  ----------
Net investment income                                                         $  270,249  $  303,753  $  312,872
                                                                              ----------  ----------  ----------
                                                                              ----------  ----------  ----------

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

8.  DERIVATIVES:
The Company uses derivative instruments for interest risk management purposes, including hedges against specific interest rate risk and to minimize the Company's exposure to fluctuations in interest rates. The Company's use of derivatives has included U.S. Treasury futures, conventional interest rate swaps, and forward spread lock interest rate swaps.

In the case of interest rate futures, gains or losses on contracts that qualify as hedges are deferred until the earliest of the completion of the hedging transaction, determination that the transaction will no longer take place, or determination that the hedge is no longer effective. Upon completion of the hedge, where it is impractical to allocate gains (losses) to specific hedged assets or liabilities, gains (losses) are deferred in IMR and amortized over the remaining life of the hedged assets. At December 31, 1997 and 1996 there were no futures contracts outstanding.

In the case of interest rate and foreign currency swap agreements and forward spread lock interest rate swap agreements, gains or losses on terminated swaps are deferred in IMR and amortized over the shorter of the remaining life of the hedged asset or the remaining term of the swap contract. The net differential to be paid or received on interest rate swaps is recorded monthly as interest rates change.

Options are used to hedge the stock market interest exposure in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities. The Company's open positions are as follows:

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1997
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $     80,000       $  (2,891)
Foreign currency swap                                                                      1,700             208
Forward spread lock swaps                                                                 50,000             274
Asian Put Option S & P 500                                                                70,000             693

                                                                                         SWAPS OUTSTANDING
                                                                                       AT DECEMBER 31, 1996
                                                                                 ---------------------------------
                                                                                      NOTIONAL       MARKET VALUE
                                                                                 PRINCIPAL AMOUNTS   OF POSITIONS
                                                                                 ------------------  -------------
                                                                                            (IN 000'S)
Conventional interest rate swaps                                                    $    429,000       $  (2,443)
Foreign currency swap                                                                      2,100              70
Forward spread lock swaps                                                                 50,000             (50)

The market value of swaps is the estimated amount that the Company would receive or pay on termination or sale, taking into account current interest rates and the current credit worthiness of the counterparties. The Company is exposed to potential credit loss in the event of non-performance by counterparties. The counterparties are major financial institutions and management believes that the risk of incurring losses related to credit risk is remote.

9.  LEVERAGED LEASES:
The Company is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was leased for a term of 9.75 years. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

9.  LEVERAGED LEASES (CONTINUED):
the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the Master Lessee may exercise a fixed price purchase option to purchase the equipment.

The Company's net investment in leveraged leases is composed of the following elements:

                                                                                         YEARS ENDED DECEMBER
                                                                                                 31,
                                                                                        ----------------------
                                                                                           1997        1996
                                                                                        ----------  ----------
                                                                                              (IN 000'S)
Lease contracts receivable                                                              $   92,605  $  101,244
Less non-recourse debt                                                                     (92,589)   (101,227)
                                                                                        ----------  ----------
                                                                                                16          17
Estimated residual value of leased assets                                                   41,150      41,150
Less unearned and deferred income                                                          (10,324)    (11,501)
                                                                                        ----------  ----------
Investment in leveraged leases                                                              30,842      29,666
Less fees                                                                                     (163)       (188)
                                                                                        ----------  ----------
Net investment in leveraged leases                                                      $   30,679  $   29,478
                                                                                        ----------  ----------
                                                                                        ----------  ----------

The net investment is included as an other invested asset.

10. REINSURANCE:
The Company has agreements with SLOC which provide that SLOC will reinsure the mortality risks of the individual life insurance contracts sold by the Company. Under these agreements basic death benefits and supplementary benefits are reinsured on a yearly renewable term basis and coinsurance basis, respectively. Reinsurance transactions under these agreements had the effect of decreasing income from operations by approximately $1,381,000, $1,603,000 and $2,184,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

Effective January 1, 1991, the Company entered into an agreement with SLOC under which certain individual life insurance contracts issued by SLOC were reinsured by the Company on a 90% coinsurance basis. During 1997 SLOC changed certain assumptions used in determining the gross and the ceded reserve balance. The Company reflected the effect of the changes in assumptions to its assumed reserves as a direct credit to surplus. The effect of the change was a $39,016,000 decrease in reserves. Also, effective January 1, 1991, the Company entered into an agreement with SLOC which provides that SLOC will reinsure the mortality risks in excess of $500,000 per policy for the individual life insurance contracts assumed by the Company in the reinsurance agreement described above. Such death benefits are reinsured on a yearly renewable term basis. These agreements had the effect of increasing income from operations by approximately $37,050,000, $35,161,000 and $11,821,000 for the years ended
December 31, 1997,1996 and 1995, respectively. The life reinsurance assumed agreement requires the reinsurer to withhold funds in amounts equal to the reserves assumed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

10. REINSURANCE (CONTINUED):
The following are summarized pro-forma results of operations of the Company for the years ended December 31, 1997, 1996 and 1995 before the effect of reinsurance transactions with SLOC.

                                                                                YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------
                                                                            1997          1996          1995
                                                                        ------------  ------------  ------------
                                                                                       (IN 000'S)
Income:
    Premiums, annuity deposits and other revenues                       $  2,230,980  $  1,858,145  $  1,619,337
    Net investment income and realized gains                                 300,669       312,870       315,967
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,531,649     2,171,015     1,935,304
                                                                        ------------  ------------  ------------
Benefits and Expenses:
    Policyholder benefits                                                  2,240,597     1,928,720     1,760,917
    Other expenses                                                           187,591       155,531       130,302
                                                                        ------------  ------------  ------------
    Subtotal                                                               2,428,188     2,084,251     1,891,219
                                                                        ------------  ------------  ------------
Income from operations                                                  $    103,461  $     86,764  $     44,085
                                                                        ------------  ------------  ------------
                                                                        ------------  ------------  ------------

The Company has an agreement with an unrelated company which provides reinsurance of certain individual life insurance contracts on a modified coinsurance basis and under which all deficiency reserves related to these contracts are reinsured. Reinsurance transactions under this agreement had the effect of decreasing income from operations by $2,658,000 in 1997, $46,000 in 1996, and by $1,599,000 in 1995.

11. WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT
LIABILITIES:
The withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

                                                                                              DECEMBER 31, 1997
                                                                                        -----------------------------
                                                                                            AMOUNT       % OF TOTAL
                                                                                        --------------  -------------
                                                                                                 (IN 000'S)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                        $    3,415,394          25%
    At book value less surrender charges (surrender charge >5%)                              7,672,211          57
    At book value (minimal or no charge or adjustment)                                       1,259,698           9
Not subject to discretionary withdrawal provision                                            1,164,651           9
                                                                                        --------------         ---
Total annuity actuarial reserves and deposit liabilities                                $   13,511,954         100%
                                                                                        --------------         ---
                                                                                        --------------         ---

                                                                                              DECEMBER 31, 1996
                                                                                        -----------------------------
                                                                                            AMOUNT       % OF TOTAL
                                                                                        --------------  -------------
                                                                                                 (IN 000'S)
Subject to discretionary withdrawal-with adjustment:
    With market value adjustment                                                        $    3,547,683          31%
    At book value less surrender charges (surrender charge >5%)                              5,626,117          48
    At book value (minimal or no charge or adjustment)                                       1,264,586          11
Not subject to discretionary withdrawal provision                                            1,218,157          10
                                                                                        --------------         ---
Total annuity actuarial reserves and deposit liabilities                                $   11,656,543         100%
                                                                                        --------------         ---
                                                                                        --------------         ---

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

12. RETIREMENT PLANS:
The Company participates with SLOC in a non contributory defined benefit pension plan covering essentially all employees. The benefits are based on years of service and compensation.

The funding policy for the pension plan is to contribute an amount which at least satisfies the minimum amount required by ERISA; currently the plan is fully funded. The Company is charged for its share of the pension cost based upon its covered participants. Pension plan assets consist principally of separate accounts of SLOC.

The Company's share of the group's accrued pension cost at December 31, 1997, 1996 and 1995 was $593,000, $446,000 and $420,000, respectively. The Company's share of net periodic pension cost was $146,000, $27,000 and $3,000, for 1997, 1996 and 1995, respectively.

The Company also participates with SLOC and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. The Company matches, up to specified amounts, employees' contributions to the plan. Company contributions were $259,000, $233,000 and $185,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits the Company provides certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

13. FAIR VALUE OF FINANCIAL INSTRUMENTS:
The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1997 and 1996:

                                                                  DECEMBER 31, 1997
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS:
Bonds                                                    $   2,451,731       $    2,569,199
Mortgages                                                      684,035              706,975
LIABILITIES:
Insurance reserves                                       $     123,128       $      123,128
Individual annuities                                           307,668              302,165
Pension products                                             1,527,433            1,561,108
Derivatives                                                         --               (1,716)

                                                                  DECEMBER 31, 1996
                                                       ---------------------------------------
                                                        CARRYING AMOUNT   ESTIMATED FAIR VALUE
                                                       -----------------  --------------------
                                                                     (IN 000'S)
ASSETS:
Bonds                                                    $   2,316,857       $    2,392,226
Mortgages                                                      938,932              958,909
LIABILITIES:
Insurance reserves                                       $     122,606       $      122,606
Individual annuities                                           373,488              367,878
Pension products                                             1,911,284            1,922,602
Derivatives                                                         --               (2,423)

The major methods and assumptions used in estimating the fair values of financial instruments are as follows:

The fair values of short-term bonds are estimated to be the amortized cost. The fair values of long-term bonds which are publicly traded are based upon market prices or dealer quotes. For privately placed bonds, fair values are estimated by taking into account prices for publicly traded bonds of similar credit risk and maturity and repayment and liquidity characteristics.

The fair values of the Company's general account insurance reserves and liabilities under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair values of derivative financial instruments are estimated using the process described in Note 8.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

14. STATUTORY INVESTMENT VALUATION RESERVES:
The asset valuation reserve ("AVR") provides a reserve for losses from investments in bonds, stocks, mortgage loans, real estate and other invested assets with related increases or decreases being recorded directly to surplus.

Realized capital gains and losses on bonds and mortgages which relate to changes in levels of interest rates are charged or credited to an interest maintenance reserve ("IMR") and amortized into income over the remaining contractual life of the security sold.

The tables shown below present changes in the major elements of the AVR and IMR.

                                                                              1997                  1996
                                                                      --------------------  --------------------
                                                                         AVR        IMR        AVR        IMR
                                                                      ---------  ---------  ---------  ---------
                                                                           (IN 000'S)            (IN 000'S)
Balance, beginning of year                                            $  53,911  $  28,675  $  42,099  $  25,218
Net realized investment gains, net of tax                                17,400      6,321      3,160      5,011
Amortization of net investment gains                                         --     (1,166)        --     (1,557)
Unrealized investment gains (losses)                                     (2,340)        --      1,502         --
Required by formula                                                     (21,366)        --      7,150          3
                                                                      ---------  ---------  ---------  ---------
Balance, end of year                                                  $  47,605  $  33,830  $  53,911  $  28,675
                                                                      ---------  ---------  ---------  ---------
                                                                      ---------  ---------  ---------  ---------

15. FEDERAL INCOME TAXES:
The Company and its subsidiaries file a consolidated federal income tax return. Federal income taxes are calculated for the consolidated group based upon amounts determined to be payable as a result of operations within the current year. No provision is recognized for timing differences which may exist between financial statement and taxable income. Such timing differences include reserves, depreciation and accrual of market discount on bonds. Cash payments for federal income taxes were approximately $31,000,000, $19,264,000 and $12,429,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

16. SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE):
On December 22, 1997, the Company issued a $250,000,000 surplus note to Life Holdco. This note has an interest rate of 8.625% and is due on or after November 6, 2027. On May 9, 1997, the Company issued a short-term note of $600,000,000 to Life Holdco at an interest rate of 5.10%, which was extended at various interest rates. This note was repaid on December 22, 1997.

The Company had issued and outstanding surplus notes to SLOC with an aggregate carrying value of $335,000,000, during the period 1982 through January 16, 1996 at interest rates between 7.25% and 10%. The Company repaid all principal and interest associated with these surplus notes on January 16, 1996.

On December 19, 1995 the Company issued surplus notes totaling $315,000,000 to an affiliate, Sun Canada Financial Co., at interest rates between 5.75% and 7.25%. Of these notes, $157,500,000 will mature in the year 2007 and $157,500,000 will mature in the year 2015. Interest on these notes is payable semi-annually.

Principal and interest on surplus notes are payable only to the extent that the Company meets specified requirements regarding free surplus exclusive of the principal amount and accrued interest, if any, on these notes and with the consent of the Delaware Insurance Commissioner. In addition, with regard to surplus notes outstanding through January 16, 1996, subsequent to December 31, 1994 interest payments required

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

16. SURPLUS NOTES AND NOTES RECEIVABLE (PAYABLE) (CONTINUED):
the consent of the Delaware Insurance Commissioner. Payment of principal and interest on the notes issued in 1995 and in 1997 also requires the consents of the Delaware Insurance Commissioner and Canadian Office of the Superintendent of Financial Institutions.

The Company obtained the required consents and expensed $42,481,000, $23,061,000 and $31,813,000 for interest on surplus notes and notes payable for the years ended December 31, 1997, 1996 and 1995, respectively.

17. MANAGEMENT AND SERVICE CONTRACTS:
The Company has an agreement with SLOC which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $15,997,000 in 1997, $20,192,000 in 1996, and $20,293,000 in 1995.

18. RISK-BASED CAPITAL:
Effective December 31, 1993 the NAIC adopted risk-based capital requirements for life insurance companies. The risk-based capital requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting practices, taking into account the risk characteristics of its investments and products. The Company has met the minimum risk-based capital requirements at December 31, 1997 and 1996.

19. ACCOUNTING POLICIES AND PRINCIPLES:
The financial statements of the Company have been prepared on the basis of statutory accounting practices which, prior to 1996, were considered by the insurance industry and the accounting profession to be in accordance with GAAP for mutual life insurance companies. The primary differences between statutory accounting practices and GAAP are described as follows. Under statutory accounting practices, financial statements are not consolidated and investments in subsidiaries are shown at net equity value. Accordingly, the assets, liabilities and results of operations of the Company's subsidiaries are not consolidated with the assets, liabilities and results of operations, respectively, of the Company. Changes in net equity value of the common stock of the Company's United States life insurance subsidiaries are directly reflected in the Company's surplus. Changes in the net equity value of the common stock of all other subsidiaries are directly reflected in the Company's Asset Valuation Reserve. Dividends paid by subsidiaries to the Company are included in the Company's net investment income.

Other differences between statutory accounting practices and GAAP include the following: statutory accounting practices do not recognize the following assets or liabilities which are reflected under GAAP - deferred policy acquisition costs, deferred federal income taxes and statutory non-admitted assets. Asset Valuation Reserves and Interest Maintenance Reserves are established under statutory accounting practices but not under GAAP. Methods for calculating real estate depreciation and investment valuation allowances differ under statutory accounting practices and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting practices and GAAP. Premiums for universal life and investment type products are recognized as income for statutory purposes and as deposits to policyholders' accounts for GAAP.

Because the Company's management uses financial information prepared in conformity with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120 "Accounting and Reporting by Mutual Insurance Enterprises and by Insurance Enterprises for Certain Long

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO STATUTORY FINANCIAL STATEMENTS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

19. ACCOUNTING POLICIES AND PRINCIPLES (CONTINUED):
Duration Participating Contracts" exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

    We have audited the accompanying statutory statements of admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1997 and 1996, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    As described more fully in Notes 1 and 19 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1997 and 1996, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1997 on the basis of accounting described in Notes 1 and 19.

    However, because of the effects of the matter discussed in the second preceding paragraph, in our opinion, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sun Life Assurance Company of Canada (U.S.) as of December 31, 1997 and 1996 or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1997.

    As management has stated in Note 19, because the Company's management uses financial information prepared in accordance with accounting principles generally accepted in Canada in the normal course of business, the management of Sun Life Assurance Company of Canada (U.S.) has determined that the cost of complying with Statement No. 120 would exceed the benefits that the Company, or the users of its financial statements, would experience. Consequently, the Company has elected not to apply such standards in the preparation of these financial statements.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 5, 1998

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
CAPITAL STOCK AND SURPLUS

                                                                             SEPTEMBER 30,    DECEMBER 31,
                                                                                  1998            1997
                                                                             --------------  --------------
                                                                                       (IN 000'S)
ADMITTED ASSETS
    Bonds                                                                     $  1,878,905   $    1,910,699
    Common stocks                                                                  127,545          117,229
    Mortgage loans on real estate                                                  554,135          684,035
    Properties acquired in satisfaction of debt                                     17,330           22,475
    Investment real estate                                                          78,040           78,426
    Policy loans                                                                    42,149           40,348
    Cash & short-term investments                                                  197,542          544,418
    Other invested assets                                                           62,787           55,716
    Life insurance premiums and annuity considerations due & uncollected             7,790            9,203
    Investment income due and accrued                                               38,507           39,279
    Receivable from parent, subsidiaries and affiliates                                  0           28,825
    Funds withheld on reinsurance assumed                                        1,062,112          982,653
    Other assets                                                                    23,923            1,841
                                                                             --------------  --------------
    General account assets                                                       4,090,765        4,515,147
    Separate account assets
      Unitized                                                                  10,091,576        9,068,021
      Non-unitized                                                               2,161,951        2,343,877
                                                                             --------------  --------------
    Total Admitted Assets                                                     $ 16,344,292   $   15,927,045
                                                                             --------------  --------------
                                                                             --------------  --------------
LIABILITIES
    Aggregate reserve for life policies and contracts                         $  2,283,326   $    2,188,243
    Supplementary contracts                                                          1,787            2,247
    Policy and contract claims                                                       3,436            2,460
    Provision for policyholders' dividends and coupons payable                      37,000           32,500
    Liability for premium and other deposit funds                                1,080,881        1,450,705
    Surrender values on cancelled policies                                             142              215
    Interest maintenance reserve                                                    38,409           33,830
    Commissions to agents due or accrued                                             2,114            2,826
    General expenses due or accrued                                                  8,098            7,202
    Transfers from Separate Accounts due or accrued                               (379,065)        (284,078)
    Taxes, licenses and fees due or accrued, excluding FIT                             108              105
    Federal income taxes due or accrued                                             61,628           58,073
    Unearned investment income                                                          26               34
    Amounts withheld or retained by company as agent or trustee                        342               47
    Remittances and items not allocated                                              2,038            1,363
    Borrowed money                                                                       0          110,142
    Asset valuation reserve                                                         43,359           47,605
    Reinsurance in unauthorized companies                                              964                0
    Payable to parent, subsidiaries, and affiliates                                 27,206                0
    Payable for securities                                                          23,404           27,104
    Other liabilities                                                               19,022            1,959
                                                                             --------------  --------------
    General account liabilities                                                  3,254,225        3,682,582
    Separate account liabilities
      Unitized                                                                  10,091,396        9,067,891
      Non-unitized                                                               2,161,951        2,343,877
                                                                             --------------  --------------
    Total liabilities                                                           15,507,572       15,094,350
                                                                             --------------  --------------
    Common capital stock                                                             5,900            5,900
                                                                             --------------  --------------
    Surplus notes                                                                  565,000          565,000
    Gross paid in and contributed surplus                                          199,355          199,355
    Unassigned funds                                                                66,465           62,440
                                                                             --------------  --------------
    Surplus                                                                        830,820          826,795
                                                                             --------------  --------------
    Total common capital stock and surplus                                         836,720          832,695
                                                                             --------------  --------------
    Total Liabilities, Capital Stock and Surplus                              $ 16,344,292   $   15,927,045
                                                                             --------------  --------------
                                                                             --------------  --------------

                  SEE NOTES TO UNAUDITED FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS


                                             NINE MONTHS ENDED
                                               SEPTEMBER 30,
                                           ----------------------
                                              1998        1997
                                           ----------  ----------
                                                 (IN 000'S)
 INCOME:
     Premiums and annuity considerations   $  203,852  $  181,809
     Deposit-type funds                     1,564,472   1,691,235
     Considerations for supplementary
      contracts without life
      contingencies and dividend
      accumulations                             1,424         940
     Net investment income                    144,129     209,363
     Amortization of interest maintenance
      reserve                                   1,504         813
     Net gain from operations from
      Separate Accounts Statement                   1           4
     Other income                              80,779      73,614
                                           ----------  ----------
     Total                                  1,996,161   2,157,778
                                           ----------  ----------
 BENEFITS AND EXPENSES
     Death benefits                            17,892      15,994
     Annuity benefits                         113,713     109,690
     Surrender benefits and other fund
      withdrawals                           1,466,827   1,388,459
     Interest on policy or contract funds         461         194
     Payments on supplementary contracts
      without life contingencies and of
      dividend accumulations                    1,946         766
     Increase in aggregate reserves for
      life and accident and health
      policies and contracts                   95,083      92,567
     Decrease in liability for premium
      and other deposit funds                (369,825)   (349,640)
     Increase (decrease) in reserve for
      supplementary contracts without
      life contingencies and for dividend
      and coupon accumulations                   (461)        255
                                           ----------  ----------
     Total                                  1,325,636   1,258,285
     Commissions on premiums and annuity
      considerations (direct business
      only)                                   102,544     104,650
     Commissions and expense allowances
      on reinsurance assumed                   13,032      12,858
     General insurance expenses                42,788      31,150
     Insurance taxes, licenses and fees,
      excluding federal income taxes            5,213       6,175
     Decrease in loading on and cost of
      collection in excess of loading on
      deferred and uncollected premiums          (331)       (286)
     Net transfers to Separate Accounts       396,163     621,996
                                           ----------  ----------
     Total                                  1,885,045   2,034,828
                                           ----------  ----------
     Net gain from operations before
      dividends to policyholders and FIT      111,116     122,950
     Dividends to policyholders                31,019      24,227
                                           ----------  ----------
     Net gain from operations after
      dividends to policyholders and
      before FIT                               80,097      98,723
     Federal income tax expense (benefit)
      (excluding tax on capital gains)         32,206        (833)
                                           ----------  ----------
     Net gain from operations after
      dividends to policyholders and FIT
      and before realized capital gains        47,891      99,556
     Net realized capital gains less
      capital gains tax and transferred
      to the IMR                                4,807       5,183
                                           ----------  ----------
 NET INCOME                                $   52,698  $  104,739
                                           ----------  ----------
                                           ----------  ----------


             SEE NOTES TO UNAUDITED STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF OPERATIONS


                                           THREE MONTHS ENDED
                                             SEPTEMBER 30,
                                           ------------------
                                             1998      1997
                                           --------  --------
                                               (IN 000'S)
 INCOME:
     Premiums and annuity considerations   $ 67,719  $ 63,122
     Deposit-type funds                     568,447   530,735
     Considerations for supplementary
      contracts without life
      contingencies and dividend
      accumulations                             280       390
     Net investment income                   44,398    68,033
     Amortization of interest maintenance
      reserve                                   581       432
     Net gain from operations from
      Separate Accounts                          (2)        4
     Statement
     Other income                            27,400    27,226
                                           --------  --------
     Total                                  708,823   689,942
                                           --------  --------
 BENEFITS AND EXPENSES
     Death benefits                           2,059     9,624
     Annuity benefits                        40,636    38,763
     Surrender benefits and other fund
      withdrawals                           478,645   494,811
     Interest on policy or contract funds       199        39
     Payments on supplementary contracts
      without life contingencies and of
      dividend accumulations                    747       315
     Increase in aggregate reserves for
      life and accident and health
      policies and contracts                 36,834    26,880
     Decrease in liability for premium
      and other deposit funds               (88,386) (123,462)
     Increase (decrease) in reserve for
      supplementary contracts without
      life contingencies and for dividend
      and coupon accumulations                 (447)      110
                                           --------  --------
     Total                                  470,287   447,080
     Commissions on premiums and annuity
      considerations (direct business
      only)                                  35,929    33,663
     Commissions and expense allowances
      on reinsurance assumed                  4,806     4,502
     General insurance expenses              13,004    12,267
     Insurance taxes, licenses and fees,
      excluding federal income taxes          1,483     1,698
     Decrease in loading on and cost of
      collection in excess of loading on
      deferred and uncollected premiums         (98)      (56)
     Net transfers to Separate Accounts     138,845   148,926
                                           --------  --------
     Total                                  664,256   648,080
                                           --------  --------
     Net gain from operations before
      dividends to policyholders and FIT     44,567    41,862
     Dividends to policyholders              11,111     8,114
                                           --------  --------
     Net gain from operations after
      dividends to policyholders and
      before FIT                             33,456    33,748
     Federal income tax expense (benefit)
      (excluding tax on capital gains)       17,652    (6,193)
                                           --------  --------
     Net gain from operations after
      dividends to policyholders and FIT
      and before realized capital gains      15,804    39,941
     Net realized capital gains less
      capital gains tax and transferred
      to the IMR                              1,692     3,164
                                           --------  --------
 NET INCOME                                $ 17,496  $ 43,105
                                           --------  --------
                                           --------  --------


             SEE NOTES TO UNAUDITED STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                                                                                 NINE MONTHS ENDED
                                                                                   SEPTEMBER 30,
                                                                                  1998        1997
                                                                               ----------  ----------
                                                                                     (IN 000'S)
Capital and surplus, beginning of period                                       $  832,695  $  567,143
                                                                               ----------  ----------
Net income                                                                         52,698     104,739
Change in net unrealized capital gains                                             (1,421)      2,329
Change in non-admitted assets and related items                                      (581)        556
Change in liability for reinsurance in unauthorized companies                        (964)          0
Change in asset valuation reserve                                                   4,245      (9,092)
Other changes in surplus in Separate Accounts Statement                                48           0
Dividends to stockholders                                                         (50,000)          0
                                                                               ----------  ----------
Net change in capital and surplus for the period                                    4,025      98,532
                                                                               ----------  ----------
Capital and surplus, end of period                                             $  836,720  $  665,675
                                                                               ----------  ----------
                                                                               ----------  ----------

             SEE NOTES TO UNAUDITED STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) STATUTORY STATEMENTS OF CASH FLOW

                                               NINE MONTHS ENDED
                                                 SEPTEMBER 30,
                                               1998         1997
                                            -----------  -----------
                                                   (IN 000'S)
 Cash Provided
   Premiums, annuity considerations and
     deposit funds received                 $ 1,770,069  $ 1,875,447
   Considerations for supplementary
     contracts and dividend accumulations
     received                                     1,424          940
   Net investment income received               182,263      236,074
   Other income received                         82,206       73,614
                                            -----------  -----------
 Total receipts                               2,035,962    2,186,075
                                            -----------  -----------
   Benefits paid (other than dividends)       1,599,475    1,513,599
   Insurance expenses and taxes paid
     (other than federal income and
     capital gains taxes)                       166,425      147,956
   Net cash transfers to Separate Accounts      491,151      683,534
   Dividends paid to policyholders               26,519       20,477
   Federal income tax payments (excluding
     tax on capital gains)                       28,224         (317)
   Other--net                                       461          194
                                            -----------  -----------
 Total payments                               2,312,255    2,365,443
                                            -----------  -----------
 Net cash from operations                      (276,293)    (179,368)
                                            -----------  -----------
   Proceeds from long-term investments
     sold, matured or repaid (after
     deducting taxes on capital gains of
     $428,228 for 1998, $374,528 for 1997)    1,075,039      820,973
   Other cash provided                          (50,530)     607,676
                                            -----------  -----------
 Total cash provided                          1,024,509    1,428,649
                                            -----------  -----------
 Cash Applied
   Cost of long-term investments acquired       919,918      554,900
   Other cash applied                           175,174      135,425
                                            -----------  -----------
 Total cash applied                           1,095,092      690,325
                                            -----------  -----------
 Net change in cash and short-term
   investments                                 (346,877)     558,956
 Cash and short-term investments:
 Beginning of period                            544,418       90,059
                                            -----------  -----------
 End of period                              $   197,542  $   649,015
                                            -----------  -----------
                                            -----------  -----------

             SEE NOTES TO UNAUDITED STATUTORY FINANCIAL STATEMENTS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO UNAUDITED FINANCIAL STATEMENTS

(1) GENERAL
In management's opinion all adjustments, which include only normal recurring adjustments, necessary for a fair presentation of the financial statements have been made.

(2) MANAGEMENT AND SERVICE CONTRACTS
The Company has an agreement with its ultimate parent, Sun Life Assurance Company of Canada ('SLOC') which provides that SLOC will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $2,879,000 and $15,677,000 for the three and nine month periods in 1998 and $5,337,000 and $13,871,000 for the same periods in 1997.

(3) INVESTMENTS IN SUBSIDIARIES
The following is combined unaudited summarized financial information of the subsidiaries as of:

                                                                                   SEPTEMBER 30,    DECEMBER 31,
                                                                                        1998            1997
                                                                                   --------------  --------------
                                                                                             (IN 000'S)
Other assets                                                                        $  1,233,207    $  1,190,951
Liabilities                                                                           (1,105,654)     (1,073,966)
                                                                                   --------------  --------------
Total net assets                                                                    $    127,553    $    116,985
                                                                                   --------------  --------------
                                                                                   --------------  --------------

                                                                                            NINE MONTHS ENDED
                                                                                              SEPTEMBER 30,
                                                                                            1998         1997
                                                                                         -----------  -----------
                                                                                                (IN 000'S)
Total revenue                                                                            $   175,856  $   665,904
Operating expenses                                                                          (173,093)    (585,857)
Income tax expense                                                                            (1,710)     (36,944)
                                                                                         -----------  -----------
Net income                                                                               $     1,053  $    43,103
                                                                                         -----------  -----------
                                                                                         -----------  -----------

The following is combined unaudited summarized financial information of the subsidiaries as of:


                                                                                            THREE MONTHS ENDED
                                                                                               SEPTEMBER 30,
                                                                                             1998        1997
                                                                                          ----------  -----------
                                                                                                (IN 000'S)
Total revenue                                                                             $   49,704  $   237,369
Operating expenses                                                                           (48,704)    (205,368)
Income tax expense                                                                                85      (15,303)
                                                                                          ----------  -----------
Net income                                                                                $    1,085  $    16,698
                                                                                          ----------  -----------
                                                                                          ----------  -----------


In determining the equity in income of subsidiaries for the periods, the Company has excluded expenses of approximately $396,000 and $2,369,000 for the three and nine month periods in 1998 and $11,819,000 and $28,443,000 for the same periods in 1997, representing payables to the Company in lieu of federal income taxes.

On December 24, 1997, the Company transferred all of its shares of Massachusetts Financial Services Company ("MFS") to its parent Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco").

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.) NOTES TO UNAUDITED FINANCIAL STATEMENTS (CONTINUED)

(4) INVESTMENT INCOME
Net investment income consisted of:

                                                                                             NINE MONTHS ENDED
                                                                                               SEPTEMBER 30,
                                                                                              1998        1997
                                                                                           ----------  ----------
                                                                                                 (IN 000'S)
Interest income from bonds                                                                 $  128,687  $  141,610
Income from investment in common stocks of affiliates                                           3,000      33,681
Interest income from mortgage loans                                                            41,025      59,716
Real estate investment income                                                                  11,729      10,290
Interest income from policy loans                                                               2,115       2,230
Other                                                                                            (264)       (353)
                                                                                           ----------  ----------
Gross investment income                                                                       186,292     246,874
Interest on surplus notes and borrowed money                                                   34,087      29,375
Investment expenses                                                                             8,076       8,136
                                                                                           ----------  ----------
                                                                                           $  144,129  $  209,363
                                                                                           ----------  ----------
                                                                                           ----------  ----------

                                                                                              THREE MONTHS ENDED
                                                                                                SEPTEMBER 30,
                                                                                               1998       1997
                                                                                             ---------  ---------
                                                                                                  (IN 000'S)
Interest income from bonds                                                                   $  40,609  $  50,284
Income from investment in common stocks of affiliates                                                0     11,040
Interest income from mortgage loans                                                             13,140     18,500
Real estate investment income                                                                    3,848      4,020
Interest income from policy loans                                                                  723        734
Other                                                                                             (506)      (263)
                                                                                             ---------  ---------
Gross investment income                                                                         57,814     84,315
Interest on surplus notes and borrowed money                                                    10,816     13,727
Investment expenses                                                                              2,600      2,555
                                                                                             ---------  ---------
                                                                                             $  44,398  $  68,033
                                                                                             ---------  ---------
                                                                                             ---------  ---------

(5) SUBSEQUENT EVENT
In October 1998, the Company entered into a definitive agreement to sell its wholly-owned subsidiary, Massachusetts Casualty Insurance Company to Centre Reinsurance Holdings, Ltd. This transaction is expected to be completed by or near year-end 1998, subject to regulatory approvals. This transaction is not expected to have a significant effect on the ongoing operations of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

FINANCIAL CONDITION -- SEPTEMBER 30, 1998
ASSETS

Total admitted assets increased by $417.2 million to $16,344.3 million in the nine months ended September 30, 1998. This increase reflected a decline of $424.4 million in general account assets offset by an increase in separate account assets of $841.6 million.

The major element of the decline in general account assets was a $494.9 million decrease in cash and invested assets. Partially offsetting this decline was a $101.5 million increase in other assets. These changes are discussed in more detail below.

Cash decreased during 1998, by $346.9 million partly as a result of the deployment of $250.0 million of proceeds from the Company's surplus note issued in December 1997. Cash also decreased as a result of the Company's payment, in the first half of 1998, of $46.0 million of dividends to its parent, Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco") and by its repayment, in January 1998, of its $110.0 million short-term note to its penultimate parent, Sun Life Assurance Company of Canada--U.S. Operations Holdings, Inc. ("U.S. Holdco").

General account invested assets other than cash declined by $148.0 million. The decline in general account invested assets during the first nine months of 1998 was mostly evident in mortgages, which decreased by $129.9 million to $554.1 million at September 30, 1998, mainly as a result of scheduled maturities and early repayments. The decline is also reflected in the fact that maturities of pension and fixed annuity contracts exceeded general account fixed asset deposits. This trend resulted in part from the Company's decision in 1997 to discontinue selling group pension and GIC contracts and to focus its marketing efforts on its combination fixed/variable annuity products. As a result, separate account assets have increased while general account assets have decreased. The Company expects these trends to continue, as sales of separate account products continue to be emphasized.

Other general account assets increased $101.5 million in the nine months ended September 30, 1998, almost entirely reflecting an increase in funds withheld for reinsurance assumed.

LIABILITIES

The majority of the Company's liabilities consist of reserves for life insurance and annuity contracts and deposit funds. Although total liabilities increased by $413.2 million to $15,507.6 million in the nine months ended September 30, 1998, general account liabilities decreased by $428.3 million to $3,254.2 million. The liability for premium and other deposits decreased $369.8 million over the first nine months of 1998. The Company expects this declining trend in general account liabilities to continue, since net maturities are expected to exceed sales for the fixed contracts associated with these liabilities, particularly in view of the Company's decision in 1997 to discontinue selling group pension and GIC contracts and to focus its marketing efforts on its combination fixed/variable annuity products. Also contributing to this decline was the Company's repayment, during the first quarter of 1998, of its $110.0 million short-term note payable to U.S. Holdco.

CAPITAL AND SURPLUS

Capital and surplus increased by $4.0 million to $836.7 million over the first nine months of 1998. This net change primarily reflected net income during the period of $52.7 million, offset in part by the Company's having declared during the second quarter of 1998 a shareholder dividend of $50.0 million. As noted above, $46.0 million of this dividend has been paid through September 30, 1998.

LIQUIDITY

The Company's cash inflow consists primarily of premiums on insurance and annuity products, income from investments, repayments of investment principal, and sales of investments. The Company's cash outflow is

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
primarily to pay out death benefits and other maturing insurance and annuity contract obligations, pay out on contract terminations, fund investment commitments, and pay normal operating expenses and taxes. Cash outflows are met from the normal net cash inflows.

The Company segments its general account business internally in order to better manage projected cash inflows and outflows within each segment defined to be an identifiable pool of assets. Targets for money market holdings are established for each segment, which in the aggregate meet the day to day cash needs of the Company. If greater liquidity is required, government issued bonds, which are highly liquid, are sold to provide necessary funds. Government and publicly traded bonds comprise 55.0% of the Company's long-term bond holdings.

Management believes that the Company's sources of liquidity are more than adequate to meet its anticipated needs.

RESULTS OF OPERATIONS
NINE MONTHS ENDED SEPTEMBER 30, 1998 AND 1997
NET INCOME

Net income decreased by $52.0 million from $104.7 million to $52.7 million, for the nine months ended September 30, 1998 as compared to the same period in 1997.

Three factors primarily affected the decrease in net income period over period. First, a reorganization by the Company in December 1997 (discussed below) resulted in lower earnings from subsidiaries (by $30.7 million) and higher federal income taxes (by $33.0 million). Second, the growth in the Company's direct business, primarily its fixed/variable annuity products, resulted in higher net income, by approximately $10.1 million. (Increasing annuity account balances, resulting from both strong market performance and sales, has generated corresponding increases in annuity fee income.) Third, the effects of reinsurance arrangements with its ultimate parent, Sun Life Assurance Company of Canada ("SLOC"), resulted in higher net income of $1.6 million. These items are discussed in more detail below.

INCOME

Total income decreased by $161.6 million to $1,996.2 million for the first nine months of 1998. This decrease mainly reflected lower premiums and deposits, of $104.2 million, and lower net investment income of $65.2 million.

The reinsurance arrangements with SLOC had the effect of increasing income by approximately $13.7 million due to increased premiums of $8.0 million resulting from policyholders using dividends to purchase "paid-up additions" to their policies; and higher interest income of $5.8 million on the funds withheld in conjunction with the reinsurance arrangements.

With respect to the company's direct business, deposits from sales of the company's combination fixed/ variable annuity products (net of annuitizations) declined by $126.8 million in the first nine months of 1998 compared to the same period in 1997, primarily as a result of lower deposits (approximately $173.0 million) into these products' dollar cost averaging ("DCA") programs. Under these programs, which were introduced in late 1996, deposits are made into the fixed portion of the annuity contract and receive a bonus rate of interest for the policy year. During the year, the fixed deposit is exchanged to the variable portion of the contract in equal periodic installments. The Company believes the decline in DCA deposits in 1998, in part, has resulted from heightened competition, as other companies have introduced similar DCA programs within the past year. In early 1998, the Company took steps to diversify the marketing of its variable annuity business by offering variable annuity funds managed by a variety of non-affiliated managers. Premiums and annuity considerations increased by $22.0 million in the first nine months of 1998 compared to the same prior-year period partially as a result of the introduction of a new corporate owned life insurance product.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Net investment income decreased by $65.2 million period over period. This decrease mainly reflected lower interest income on bonds and mortgages of $31.6 million; and lower dividends from subsidiaries of $30.7 million. It also reflected higher interest expense on surplus notes and borrowed money (by $4.7 million).

The lower interest income on bonds and mortgages was a direct function of declining general account invested assets. As noted above, the Company expects that, absent other factors, the declining trend in general account invested assets will continue and will have a corresponding effect on interest income.

The decrease in dividends from subsidiaries resulted primarily from the reorganization, completed in December 1997, under which the Company transferred all of its outstanding shares of Massachusetts Financial Services Company ("MFS") to its parent, Life Holdco. As a result of this reorganization, the Company received no dividends from MFS in 1998, whereas in the first nine months of 1997, the Company received $33.1 million of dividends from MFS. Dividends from other subsidiaries, however, were higher by $2.4 million period over period.

The increase in interest expense on surplus notes and borrowed money reflected the higher surplus notes balance in 1998, resulting from the Company's issuance, in December 1997, of a $250.0 million surplus note. It also reflected interest expense related to the Company's $110 million note payable, issued in December 1997 and repaid in January 1998 to U.S. Holdco.

BENEFITS & EXPENSES

Benefits and expenses decreased by $149.8 million from $2,034.8 to $1,885.0 million for the nine-month period ended September 30, 1998 as compared to the same period in 1997.

Reinsurance arrangements with SLOC had the effect of increasing benefits and expenses by $5.4 million. This increase mainly reflected higher death benefits on reinsurance assumed of $4.4 million, resulting from the occurrence of a small number of relatively large claims during 1998.

With respect to direct business, the sum of death benefits, annuity payments, and surrender benefits and other fund withdrawals increased by $78.8 million. Partially offsetting this aggregate change was a greater decrease of $20.4 million in the liability for premium and other deposit funds in the first nine months of 1998 compared to the same period in 1997. These changes mainly reflected surrenders and withdrawals, primarily occurring in the first half of 1998, related to separate account contracts issued at least seven years previously, for which the surrender charge period has now expired.

Commissions decreased by $2.1 million reflecting the decrease in total sales of combination fixed/variable annuities. General insurance expenses and insurance taxes, licenses and fees, taken together, increased by $10.7 million. This increase mainly reflected increased investment in technology, both to support the growth of the Company's in-force business, particularly its fixed/variable annuities, and to assure that the Company's information systems are Year 2000 compliant. (See below.) Net transfers to the separate accounts decreased by $225.8 million due to the maturing block of annuity business and to the decrease in annuity sales period over period.

FEDERAL INCOME TAXES

As a result of the reorganization by the Company in December 1997, certain subsidiary tax benefits are no longer available to the Company. Federal income taxes were $33.0 million higher in the first nine months of 1998 than in the same period in 1997.

RESULTS OF OPERATIONS
THREE MONTHS ENDED SEPTEMBER 30, 1998 AND 1997
NET INCOME

Net income decreased by $25.6 million from $43.1 million to $17.5 million, for the three months ended September 30, 1998 as compared to the same period in 1997.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

Key factors affecting the decrease in net income period over period were: lower earnings from subsidiaries (by $11.0 million) and higher federal income taxes (by $23.8 million), mainly as a result of the Company's reorganization in December 1997; the growth in the Company's direct business, primarily its fixed/variable annuity products, resulting in higher net income (approximately $3.9 million); and the effects of reinsurance arrangements with SLOC, resulting in higher net income of $5.3 million. These items are discussed in more detail below.

INCOME

Total income increased by $18.9 million to $708.8 million for the third quarter of 1998 compared to the same period in 1997. This increase mainly reflected higher premiums and deposits of $42.3 million, partially offset by lower net investment income of $23.6 million.

With respect to the increase in premiums and deposits, annuity deposits increased by $37.7 million overall, mainly from higher deposits into variable accounts (approximately $50.0 million) while DCA deposits remained flat overall. Fixed annuity deposits were down by $10.7 million. Corporate owned life premiums were higher by $1.0 million quarter over quarter.

The reinsurance arrangements with SLOC had the effect of increasing income by approximately $6.2 million mainly due to increased premiums resulting from policyholders using dividends to purchase "paid-up additions" to their policies.

Net investment income decreased $23.6 million period over period. This decrease mainly reflected lower interest income on bonds and mortgages of $15.0 million; and lower earnings from subsidiaries of $11.0 million. Lower interest expense on surplus notes and borrowed money (by $2.9 million) partially offset these factors.

The lower interest income on bonds and mortgages was a direct function of declining general account invested assets. As noted above, the Company expects that, absent countervailing factors, the declining trend in general account invested assets will continue and will have a corresponding effect on interest income.

The decrease in dividends from subsidiaries resulted primarily from the reorganization, completed in December 1997, under which the Company transferred all of its outstanding shares of Massachusetts Financial Services Company ("MFS") to its parent, Life Holdco. As a result of this reorganization, the Company received no dividends from MFS in 1998. In the third quarter of 1997, the Company received $11.0 million of dividends from MFS.


BENEFITS & EXPENSES


Benefits and expenses increased by $16.2 million to $664.3 million for the three-months ended September 30, 1998 as compared to the same period in 1997.

Reinsurance arrangements with SLOC had the effect of decreasing benefits and expenses by $2.1 million. This increase mainly reflected lower death and surrender benefits of $5.1 million on reinsurance assumed. The change in aggregate reserves for life policies, however, increased by $2.8 million reflecting growth in the underlying block of business.

With respect to direct business, the sum of death benefits, annuity payments, and surrender benefits and other fund withdrawals decreased by $16.7 million. However, more than offsetting this aggregate change was a lower decrease of $35.1 million in the liability for premium and other deposit funds in the third quarter of 1998 compared to the same period in 1997. Commissions increased by $2.3 million reflecting the increase in sales of combination fixed/variable annuities.

FEDERAL INCOME TAXES

As a result of the reorganization by the Company in December 1997, certain subsidiary tax benefits are no longer available to the Company. Federal income taxes were $23.8 million higher in the third quarter of 1998 than in the same period in 1997.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

OTHER

In October 1998, the Company entered into a definitive agreement to sell its wholly-owned subsidiary, Massachusetts Casualty Insurance Company to Centre Reinsurance Holdings, Ltd. This transaction is expected to be completed by or near year-end 1998, subject to regulatory approvals. This transaction is not expected to have a significant effect on the ongoing operations of the Company.

YEAR 2000 COMPLIANCE

During the fourth quarter of 1996, the Company began a comprehensive analysis of its information technology ("IT") and non-IT systems, including its hardware, software, data, data feed products, and internal and external supporting services, to address the ability of these systems to correctly process date calculations through the year 2000 and beyond. The Company created a full-time Year 2000 project team in early 1997 to manage this endeavor across the Company. This team, which works with dedicated personnel from all business units and with the legal and audit departments, reports directly to the Company's senior management on a monthly basis. In addition, the Company's Year 2000 project is periodically reviewed by internal and external auditors.

To date, relevant systems have been identified and their components inventoried, needed resolutions have been documented, timelines and project plans have been developed, remediation and testing are in process, and over 70% of Company applications have been certified as compliant. The Company's goal is to complete the majority of the effort by the end of 1998. However, a small number of tasks will be pushed into the first quarter of 1999 to accommodate testing of vendor upgrades not available until late 1998, re-testing interfaces once all systems are certified as compliant, and re-testing of mission critical functions.

In mid-1997, the project team contacted all key vendors to obtain either their certification for the products and services provided or their plan to make those products and services compliant. To date, approximately 90% of these vendors have responded, and the project team is in the process of reviewing these responses. In addition, the project team recently has opened communications with critical business partners, such as third-party administrators, investment property managers, investment mortgage correspondents, and others, with the goal that these partners will continue to be able to support the Company's objective of assuring Year 2000 compliance.

Non-IT applications will be tested in accordance with the Company's standard Year 2000 test strategy, including building security, HVAC systems, and other such systems. Compliant client server and mainframe environments have been built which allow for testing of critical dates such as December 31, 1999, January 1, 2000, February 28, 2000, February 29, 2000, and March 1, 2000 without impact to current production.

Although the Company expects all critical systems to be Year 2000 compliant before the end of 1999, there can be no assurance that this result will be completely achieved. Factors giving rise to this uncertainty include possible loss of technical resources to perform the work, failure to identify all susceptible systems, non-compliance by third-parties whose systems and operations affect the company, and other similar uncertainties. A possible worst-case scenario might include one or more of the Company's significant systems being non-compliant. Such a scenario could result in material disruption to the company's operations. Consequences of such disruptions could include, among other possibilities, the inability to update customers' accounts, process payments and other financial transactions; and report accurate data to management, customers, regulators, and others. Consequences also could include business interruptions or shutdowns, reputational harm, increased scrutiny by regulators, and litigation related to Year 2000 issues. Such potential consequences, depending on their nature and duration, could have a material impact on the Company's results of operations and financial position.

In order to mitigate the risks to the Company of material adverse operational or financial impacts from failure to achieve planned Year 2000 compliance, the Company has established contingency planning at the business unit and corporate levels. Each business unit has ranked its applications as being of high, medium or low business risk to ensure that the most critical are addressed first. The business units also have developed alternate plans of action where possible, and established dates for the alternate plans to be

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
enacted. On the corporate level, the Company is in the process of enhancing its business continuation plan, by identifying minimum requirements for facilities, computing, staffing, and other factors; and it is developing a plan to support those requirements.

By year-end 1998, the Company expects to have expended, cumulatively, approximately $7 million on its Year 2000 effort, and it expects to incur a further $4.8 million on this effort in 1999.

CAUTIONARY STATEMENT


Statements by the Company in the Registration Statement and in other contexts that are not historical fact are forward-looking statements as defined in the Private Securities Litigation Reform Act of 1995. These may include, among others, forward-looking statements relating to Year 2000 compliance, volume growth, market share, and financial goals. These forward-looking statements are subject to certain risks and uncertainties that could cause actual results to differ materially from those anticipated in the forward-looking statements, including but not limited to the following: (1) uncertainties relating to the ability of the Company to identify and address Year 2000 issues successfully and in a timely manner and at costs that are reasonably in line with the Company's estimates, and the ability of the Company's vendors, suppliers, other service providers, and customers to identify and address successfully their own Year 2000 issues in a timely manner; (2) heightened competition, particularly with respect to price, product features, and distribution capability, which could constrain growth and profitability in the Company's businesses; (3) significant changes in interest rates and market conditions; and (4) regulatory and legislative uncertainties and developments.


QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The following discussion about the Company's risk management activities includes "forward-looking statements" that involve risk and uncertainties.

Assets within the general account are segmented by product or groups of products. This allows the Company to better manage assets relative to liabilities. Asset management for each segment is conducted within the context of any investment policy, reviewed each quarter with business unit managers to ensure that investment policy remains appropriate, taking into account a segment's liability characteristics. The review of investment policy includes cash flow estimates, liquidity requirements and targets for asset mix, duration and quality.

Market risks associated with investment portfolios supporting products that are funded by separate accounts where results are not guaranteed and where the policyholder assumes the risks are not included in this discussion.

All of the Company's fixed interest investments are held for other than trading purposes and generally fixed interest rate liabilities are supported by well diversified portfolios of fixed interest investments including publicly issued and privately placed bonds and commercial mortgage loans. Public bonds can include Treasuries, corporates, money market instruments, Mortgage Backed Securities. Credit risk is managed by the Company's underwriting standards which have resulted in high average quality portfolios. For example, the Company does not purchase below investment grade securities. Also, as a result of investment policy, there is no foreign currency, commodity or equity price risk exposure in the portfolios. However, changes in the level of domestic interest rates will impact the market value of fixed interest assets and liabilities. The management of interest rate risk exposure and immunization strategies are discussed below.

Immunization strategies which minimize the loss from wide fluctuations in interest rates are deployed in segments where the bulk of the liabilities arise from the sale of products containing interest rate guarantees for certain terms. These strategies are supported by investment and asset liability analytical software acquired from outside vendors. The significant features of the immunization framework include: an economic or market value basis for both assets and liabilities; an option pricing methodology; the use of effective duration and convexity to measure price sensitivity; the use of key rate durations (KRDs) to capture

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
interest rate exposure to different parts of the yield curve and manage non-parallel curve movements; and active portfolio management, including the use of derivatives (e.g. interest rate swaps) for portfolio restructuring.

An Interest Rate Risk Committee meets monthly and after reviewing the duration reports for various portfolios, market conditions and forecasts, the committee develops asset management strategies for interest sensitive portfolios. These strategies may involve managing assets to small intentional mismatches, either at the total effective duration level or at certain KRDs but, in any event, the overall duration gap between interest sensitive assets and liabilities is managed within a tolerance range of +/- 0.25 effective duration.

The estimates presented here are from computer model simulations which, because they are predictions about the future, contain a certain degree of uncertainty. For example, there are algorithms for assumptions about policyholder behavior and asset cash flows and consequently estimates of duration and market values which may or may not represent what actually will occur. Also there is no provision in the estimates to incorporate any management decisions which might be taken to mitigate against adverse results. The company is sufficiently comfortable with its interest rate risk management process to feel the exposure to interest rate changes will not materially affect the near-term financial position, results of operations or cash flows of the Company.

The Company's fixed interest investments had an aggregate fair value at September 30, 1998 of $2,844.1 million. A portion of the Company's general account liabilities of $3,254.2 million are categorized as financial instruments. The portion of the liabilities so categorized had a carrying value of $1,584.8 million and a fair value of $1,641.5 million at September 30, 1998. Using modeling and analytical software, the Company performed sensitivity analysis of its financial instruments at September 30, 1998. Assuming an immediate increase of 100 basis points in interest rates, the net hypothetical decrease in the fair value of the Company's assets is estimated to be $118.8 million. A corresponding decrease in the fair value of the liabilities categorized as financial instruments is estimated to be $50.8 million at September 30, 1998.

                                   APPENDIX A

ILLUSTRATIVE EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATIONS:


    Suppose the net asset value of a Fund share at the end of the current Valuation Period is $18.38; at the end of the immediately preceding Valuation Period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003133 (the daily equivalent of the current maximum charge of 1.15% on an annual basis) gives a Net Investment Factor of 1.00324378. If the value of the Variable Accumulation Unit for the immediately preceding Valuation Period had been 14.5645672, the value for the current Valuation Period would be
14.6118115 (14.5645672 X 1.00324378).


ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATIONS:

Suppose the circumstances of the first example exist, and the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. If the first Variable Annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the Annuity Unit for the current Valuation Period would be 12.3847226 (12.3456789 X 1.00324378 (the Net Investment Factor) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in the Contract.


ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATIONS:

Suppose that a Participant's Account is credited with 8,765.4321 Variable Accumulation Units of a particular Sub-Account but is not credited with any fixed accumulation units; that the Variable Accumulation Unit value and the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date are 14.5645672 and
12.3456789 respectively; that the Annuity Payment Rate for the age and option elected is $6.78 per $1,000; and that the Annuity Unit value on the day prior to the second variable annuity payment date is 12.3847226. The first Variable Annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of Annuity Units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second Variable Annuity payment would be $868.31 (70.1112 X 12.3847226).

                                   APPENDIX B
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT


PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)

FULL SURRENDER:
Assume a Purchase Payment of $40,000 is made on the Date of Coverage, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents two examples of the withdrawal charge resulting from a full surrender of the Participant's Account, based on hypothetical Account Values.

                                                           WITHDRAWAL
 NUMBER OF YEARS PURCHASE    HYPOTHETICAL    PURCHASE        CHARGE       WITHDRAWAL CHARGE
    PAYMENT IN ACCOUNT      ACCOUNT VALUE     PAYMENT      PERCENTAGE          AMOUNT
--------------------------  --------------  -----------  ---------------  -----------------
Less than one                 $   41,000     $  40,000           1.0%         $     400
One or greater                $   44,000     $  40,000           0.0%         $       0

Minimum Distribution withdrawals from a Qualified Contract will not incur a withdrawal charge.

PARTIAL SURRENDER
Assume a Purchase Payment of $40,000 is made on the Date of Coverage, no additional Purchase Payments are made and there is a sequence of two partial withdrawals made prior to the end of the first Year of $9,000 and $32,000.

                             PARTIAL     PURCHASE      WITHDRAWAL
            HYPOTHETICAL   WITHDRAWAL     PAYMENT        CHARGE        WITHDRAWAL
           ACCOUNT VALUE     AMOUNT     LIQUIDATED     PERCENTAGE     CHARGE AMOUNT
           --------------  -----------  -----------  ---------------  -------------
1.           $   41,000     $   9,000    $   9,000          1.00%       $      90
2.           $   36,000     $  32,000    $  31,000          1.00%       $     310

1. The $9,000 partial withdrawal during the first Year incurs a 1% withdrawal charge, totaling $90.

2. The 1% withdrawal charge applies only to $31,000 of the $32,000 withdrawn. The withdrawal charge is not applied to the total partial withdrawal because the amount of the unliquidated Purchase Payment of $31,000 ($40,000 - $9,000) is less than the withdrawal amount.

    Minimum Distribution withdrawals from a Qualified Contract will not incur a withdrawal charge.

PART 2--FIXED ACCOUNT--EXAMPLES OF THE MARKET VALUE ADJUSTMENT (MVA) The MVA factor is:

                              N/12
                      1 + I
                    ( ----- )      -1
                      1 + J

    These examples assume the following:


        1. The Guarantee Amount was allocated to a one year Guarantee Period with a Guaranteed Interest Rate of 4% or .04 (l).



        2.  The date of full surrender is 6 months from the Expiration Date (N =
    6).



        3. The value of the Guarantee Amount on the date of surrender is $40,792.16.



        4. No transfers or partial withdrawals affecting this Guarantee Amount have been made



        5. Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

    Assume that on the date of surrender the Current Rate (J) is 5% or .05.

                                   N/12
                         1 + l
    The MVA factor =   ( ------  )       -1
                         1 + J
                                   6/12
                         1 + .04
                   =   ( ------  )       -1
                         1 + .05

                   = - .0047733

    The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA.

                      ($40,792.16) X (-.0047733) = -$194.71

    -$194.71 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

    For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000 X -.0047733) = -$9.55.

    -$9.55 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:
    Assume that on the date of surrender the Current Rate (J) is 3% or .03.

                                   N/12
                         1 + I
    The MVA factor =   ( ------  )       -1
                         1 + J
                                   6/12
                         1 + .04
                   =   ( ------  )       -1
                         1 + .03

                   =   .00484264

    The value of the Guarantee Amount is multiplied by the MVA factor to determine the MVA.

                        $40,792.16 X .00484264 = $197.54

    $197.54 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

    For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be $2,000 X .00484264 = $9.69.

    $9.69 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                                   APPENDIX C
                        CALCULATION OF PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURN:


    The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out below the table. For purposes of determining these investment results, the actual investment performance of Fund is reflected from the date the Fund commenced investment operations ("Inception"). No information is shown for the Funds that have not yet commenced operations or that have been in operation for less than one year.



                          AVERAGE ANNUAL TOTAL RETURN
                        PERIOD ENDING DECEMBER 31, 1997



                                             1 YEAR       5 YEAR       10 YEAR                         DATE OF
                                             PERIOD       PERIOD       PERIOD      LIFE (1)           INCEPTION
                                           -----------  -----------  -----------  -----------  -----------------------
 AIM V.I. Capital Appreciation Fund......      10.90%          --           --        16.58%        June 1, 1993
 AIM V.I. Growth Fund....................      24.10%          --           --        15.98%        June 1, 1993
 AIM V.I. Growth and Income Fund.........      22.96%          --           --        19.47%         May 2, 1994
 AIM V.I. International Equity Fund......       4.43%          --           --        11.28%        June 1, 1993
 Alger American Growth Portfolio.........      23.04%       17.71%          --        17.96%       January 9, 1989
 Alger American Income and Growth
  Portfolio..............................      33.46%       15.81%          --        12.27%      November 15, 1988
 Alger American Small Capitalization
  Portfolio..............................       8.85%       11.14%          --        17.73%     September 21, 1988
 J.P. Morgan Equity Portfolio(2).........      24.78%          --           --        25.79%       January 3, 1995
 J.P. Morgan International Opportunities
  Portfolio(2)...........................       2.96%          --           --         8.76%       January 3, 1995
 J.P. Morgan Small Company Portfolio(2)..      19.83%          --           --        24.04%       January 3, 1995
 Lord Abbett Growth and Income
  Portfolio..............................      21.94%       16.35%          --        15.05%      December 11, 1989
 MFS/Sun Life Capital Appreciation
  Series.................................      20.09%       16.06%       16.08%          --        August 13, 1985
 MFS/Sun Life Emerging Growth Series.....      19.22%          --           --        23.27%         May 1, 1995
 MFS/Sun Life Government Securities
  Series.................................       6.26%        5.09%        6.81%          --        August 12, 1985
 MFS/Sun Life High Yield Series..........      10.76%        9.91%        9.57%          --        August 13, 1985
 MFS/Sun Life Utilities Series...........      30.13%          --           --        17.05%      November 16, 1993
 OCC Equity Portfolio(3).................      23.91%       17.83%          --        16.06%       August 1, 1988
 OCC Managed Portfolio(3)................      19.63%       18.29%          --        18.51%       August 1, 1998
 OCC Small Cap Portfolio(3)..............      21.58%       13.09%          --        13.96%       August 1, 1988
 Warburg Pincus International Equity
  Portfolio..............................      (4.60)%         --           --         4.37%        June 30, 1995
 Warbug Pincus Post-Venture Capital
  Portfolio..............................      10.76%          --           --         6.73%     September 30, 1996
 Warburg Pincus Small Company Growth
  Portfolio..............................      13.13%          --           --        20.39%        June 30, 1995



(1) From commencement of investment operations.



(2) From January 3, 1995 (commencement of operations) to December 31, 1996, Chubb Investment Advisory Corporation ("Chubb Investment Advisory"), a wholly owned subsidiary of Chubb Life Insurance Company of America, served as each of these Fund's investment manager, and Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan Investment Management Inc. ("J.P. Morgan") served as each Fund's sub-investment adviser. Effective January 1, 1997, J.P. Morgan began serving as each Fund's investment adviser.



(3) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the OCC Accumulation

    Trust, at which time the OCC Accumulation Trust commenced operations. The total net assets for each of the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust, and for each of the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively, with respect to the OCC Accumulation Trust. The Equity, Managed, and Small Cap Portfolios commenced operations as part of the OCC Accumulation Trust on September 16, 1994. The Old Trust commenced operations on August 1, 1988. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.



    The length of the period and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:



                                        n


                                 P(1 + T) = ERV



      Where: P = a hypothetical initial Purchase Payment
                 of $1,000
             T = average annual total return for the
                 period
             n = number of years
           ERV = redeemable value (as of the end of the period) of a hypothetical $1,000
                 Purchase Payment made at the beginning
                 of the 1-year, 5-year, or 10-year period
                 (or fractional portion thereof)




   The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period; and 3) there will be a full surrender at the end of the period.



    The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.



ADDITIONAL NON-STANDARDIZED INVESTMENT PERFORMANCE:


The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a "cumulative" and/or "annualized" basis.



    "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.



    "Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                        ADVERTISING AND SALES LITERATURE

    As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

    A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

    DUFF & PHELPS CREDIT RATING COMPANY's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

    LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

    STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

    VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds included in variable contracts.

    MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating on insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

    STANDARD & POOR'S INDEX--broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

    NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

    DOW JONES INDUSTRIAL AVERAGE (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

    MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g., aggressive, moderate or conservative) and "style box" matricies. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

    IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a varity of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.


    In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

    DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

    SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Code Section 401(a)(9) in the case of Qualified Contracts, or permitted under Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.


    THE COMPANY'S OR A FUND'S CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.



    THE COMPANY'S OR A FUND'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps, A.M. Best Company, and Moody's above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1997 the Company was the 37th largest U.S. life insurance company based upon overall assets and its parent company, Sun Life Assurance Company of Canada, was the 21st largest.


    COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a Participant makes regular deposits to his or her account.

    The Company may use hypothetical illustrations of the benefits of tax deferral.

                    NON-STANDARDIZED INVESTMENT PERFORMANCE

$10,000 INVESTED IN THIS SUB-ACCOUNT      ...WOULD HAVE GROWN TO THIS AMOUNT ON
UNDER A                                             DECEMBER 31, 1997*
FUTURITY FOCUS CONTRACT, THIS MANY
YEARS AGO...

              AIM V.I. CAPITAL APPRECIATION FUND                              AIM V.I. GROWTH FUND
       -------------------------------------------------        -------------------------------------------------
NUMBER                              CUMULATIVE  COMPOUND NUMBER                              CUMULATIVE  COMPOUND
  OF                                  GROWTH     GROWTH    OF                                  GROWTH     GROWTH
YEARS       PERIODS        AMOUNT      RATE       RATE   YEARS       PERIODS        AMOUNT      RATE       RATE
------ ----------------- ---------- ----------  -------- ------ ----------------- ---------- ----------  --------
  1    12/31/96-12/31/97 $11,218.21     12.18%    12.18%   1    12/31/96-12/31/97 $12,537.63     25.38%    25.38%
  2    12/31/95-12/31/97 $13,043.85     30.44%    14.19%   2    12/31/95-12/31/97 $14,644.21     46.44%    20.98%
  3    12/31/94-12/31/97 $17,493.16     74.93%    20.47%   3    12/31/94-12/31/97 $19,506.48     95.06%    24.92%
  4    12/31/93-12/31/97 $17,726.97     77.27%    15.38%   4    12/31/93-12/31/97 $18,808.13     88.08%    17.10%
 Life    6/1/93-12/31/97 $20,389.36    103.89%    16.81%  Life    6/1/93-12/31/97 $19,937.16     99.37%    16.24%


              AIM V.I. INTERNATIONAL EQUITY FUND                         ALGER AMERICAN GROWTH PORTFOLIO
       -------------------------------------------------        -------------------------------------------------
NUMBER                              CUMULATIVE  COMPOUND NUMBER                              CUMULATIVE  COMPOUND
  OF                                  GROWTH     GROWTH    OF                                  GROWTH     GROWTH
YEARS       PERIODS        AMOUNT      RATE       RATE   YEARS       PERIODS        AMOUNT      RATE       RATE
------ ----------------- ---------- ----------  -------- ------ ----------------- ---------- ----------  --------
  1    12/31/96-12/31/97 $10,571.18      5.71%     5.71%   1    12/31/96-12/31/97 $12,432.07     24.32%    24.32%
  2    12/31/95-12/31/97 $12,547.16     25.47%    12.00%   2    12/31/95-12/31/97 $13,930.18     39.30%    18.00%
  3    12/31/94-12/31/97 $14,543.08     45.43%    13.28%   3    12/31/94-12/31/97 $18,780.79     87.81%    23.35%
  4    12/31/93-12/31/97 $14,146.26     41.46%     9.05%   4    12/31/93-12/31/97 $18,836.30     88.36%    17.14%
                                                           5    12/31/92-12/31/97 $22,805.58    128.06%    17.91%
 Life    6/1/93-12/31/97 $16,493.28     64.93%    11.53%  Life    1/9/89-12/31/97 $44,610.00    346.10%    18.12%

         ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO                   J.P. MORGAN EQUITY PORTFOLIO**
       -------------------------------------------------        -------------------------------------------------
NUMBER                              CUMULATIVE  COMPOUND NUMBER                              CUMULATIVE  COMPOUND
  OF                                  GROWTH     GROWTH    OF                                  GROWTH     GROWTH
YEARS       PERIODS        AMOUNT      RATE       RATE   YEARS       PERIODS        AMOUNT      RATE       RATE
------ ----------------- ---------- ----------  -------- ------ ----------------- ---------- ----------  --------
  1    12/31/96-12/31/97 $11,012.52     10.13%    10.13%   1    12/31/96-12/31/97 $12,605.35     26.05%    26.05%
  2    12/31/95-12/31/97 $11,341.36     13.41%     6.49%   2    12/31/95-12/31/97 $15,114.98     51.15%    22.91%
  3    12/31/94-12/31/97 $16,180.96     61.81%    17.38%
  4    12/31/93-12/31/97 $15,297.33     52.97%    11.20%
  5    12/31/92-12/31/97 $17,131.36     71.31%    11.36%
 Life   9/21/88-12/31/97 $45,996.00    359.96%    17.87%  Life    1/3/95-12/31/97 $19,982.00     99.82%    26.01%

             J.P. MORGAN SMALL COMPANY PORTFOLIO**                   LORD ABBETT GROWTH AND INCOME PORTFOLIO
       -------------------------------------------------        -------------------------------------------------
NUMBER                              CUMULATIVE  COMPOUND NUMBER                              CUMULATIVE  COMPOUND
  OF                                  GROWTH     GROWTH    OF                                  GROWTH     GROWTH
YEARS       PERIODS        AMOUNT      RATE       RATE   YEARS       PERIODS        AMOUNT      RATE       RATE
------ ----------------- ---------- ----------  -------- ------ ----------------- ---------- ----------  --------
  1    12/31/96-12/31/97 $12,110.45     21.10%    21.10%   1    12/31/96-12/31/97 $12,321.33     23.21%    23.21%
  2    12/31/95-12/31/97 $14,584.89     45.85%    20.74%   2    12/31/95-12/31/97 $14,545.96     45.46%    20.58%
                                                           3    12/31/94-12/31/97 $18,668.73     86.69%    23.11%
                                                           4    12/31/93-12/31/97 $18,969.74     89.70%    17.35%
                                                           5    12/31/92-12/31/97 $21,532.77    115.33%    16.57%
 Life    1/3/95-12/31/97 $19,166.00               24.27%  Life  12/11/89-12/31/97 $31,412.00    214.12%    15.26%

                  AIM V.I. GROWTH AND INCOME FUND
         -------------------------------------------------
NUMBER                                CUMULATIVE  COMPOUND
  OF                                    GROWTH     GROWTH
YEARS         PERIODS        AMOUNT      RATE       RATE
------   ----------------- ---------- ----------  --------
  1      12/31/96-12/31/97 $12,424.09     24.24%    24.24%
  2      12/31/95-12/31/97 $14,733.92     47.34%    21.35%
  3      12/31/94-12/31/97 $19,501.21     95.01%    24.91%
  4
 Life      5/2/94-12/31/97 $19,353.00     93.53%    19.72%
            ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
         -------------------------------------------------
NUMBER                                CUMULATIVE  COMPOUND
  OF                                    GROWTH     GROWTH
YEARS         PERIODS        AMOUNT      RATE       RATE
------   ----------------- ---------- ----------  --------
  1      12/31/96-12/31/97 $13,474.04     34.74%    34.74%
  2      12/31/95-12/31/97 $15,940.59     59.41%    26.22%
  3      12/31/94-12/31/97 $21,285.78    112.86%    28.61%
  4      12/31/93-12/31/97 $19,301.76     93.02%    17.86%
         12/31/92-12/31/97 $21,054.83    110.55%    16.05%
 Life    11/15/88-12/31/97 $29,302.00    193.02%    12.49%
              J.P. MORGAN INTERNATIONAL OPPORTUNITIES
                            PORTFOLIO**
         -------------------------------------------------
NUMBER                                CUMULATIVE  COMPOUND
  OF                                    GROWTH     GROWTH
YEARS         PERIODS        AMOUNT      RATE       RATE
------   ----------------- ---------- ----------  --------
  1      12/31/96-12/31/97 $10,423.48      4.23%     4.23%
  2      12/31/95-12/31/97 $11,659.76     16.60%     7.97%
  3
  4
  5
 Life      1/3/95-12/31/97 $12,947.00     29.47%     9.01%
             MFS/SUN LIFE CAPITAL APPRECIATION SERIES
         -------------------------------------------------
NUMBER                                CUMULATIVE  COMPOUND
  OF                                    GROWTH     GROWTH
YEARS         PERIODS        AMOUNT      RATE       RATE
------   ----------------- ---------- ----------  --------
  1      12/31/96-12/31/97 $12,172.68     21.73%    21.73%
  2      12/31/95-12/31/97 $14,619.48     46.19%    20.88%
         12/31/94-12/31/97 $19,435.23     94.35%    24.77%
         12/31/93-12/31/97 $18,522.29     85.22%    16.65%
         12/31/92-12/31/97 $21,609.22    116.09%    16.65%
         12/31/87-12/31/97 $46,361.51    363.62%    16.56%
 Life     8/13/85-12/31/97 $60,050.24    500.50%    15.56%


----------------
 *For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date the Fund commenced operations, although the Contracts have been offered only since February 17, 1998. No information is shown for Funds that have not commenced operations or that have been in operation for less than one year. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.
**See footnote 2 on page 77 of this Prospectus.

$10,000 INVESTED IN THIS SUB-ACCOUNT      ...WOULD HAVE GROWN TO THIS AMOUNT ON
UNDER A                                             DECEMBER 31, 1997*
FUTURITY FOCUS CONTRACT, THIS MANY
YEARS AGO...

              MFS/SUN LIFE EMERGING GROWTH SERIES                  MFS/SUN LIFE GOVERNMENT SECURITIES SERIES
       -------------------------------------------------        ------------------------------------------------
NUMBER                              CUMULATIVE  COMPOUND NUMBER                              CUMULATIVE COMPOUND
  OF                                  GROWTH     GROWTH    OF                                 GROWTH     GROWTH
YEARS       PERIODS        AMOUNT      RATE       RATE   YEARS       PERIODS        AMOUNT     RATE       RATE
------ ----------------- ---------- ----------  -------- ------ ----------------- ---------- ---------  --------
  1    12/31/96-12/31/97 $12,055.03     20.55%    20.55%   1    12/31/96-12/31/97 $10,751.12     7.51%     7.51%
  2    12/31/95-12/31/97 $13,955.83     39.56%    18.11%   2    12/31/95-12/31/97 $10,800.21     8.00%     3.92%
                                                           3    12/31/94-12/31/97 $12,561.38    25.61%     7.89%
                                                           4    12/31/93-12/31/97 $12,149.89    21.50%     4.99%
                                                           5    12/31/92-12/31/97 $13,054.65    30.55%     5.47%
                                                           10   12/31/87-12/31/97 $20,151.50   101.51%     7.25%
 Life    5/1/95-12/31/97 $17,569.46     75.69%    23.49%  Life   8/12/85-12/31/97 $24,593.46   145.93%     7.53%

                  MFS/SUN LIFE HIGH YIELD SERIES
         -------------------------------------------------
NUMBER                                CUMULATIVE  COMPOUND
  OF                                    GROWTH     GROWTH
YEARS         PERIODS        AMOUNT      RATE       RATE
------   ----------------- ---------- ----------  --------
  1      12/31/96-12/31/97 $11,192.88     11.93%    11.93%
  2      12/31/95-12/31/97 $12,404.88     24.05%    11.36%
         12/31/94-12/31/97 $14,353.12     43.53%    12.79%
         12/31/93-12/31/97 $13,873.90     38.74%     8.52%
         12/31/92-12/31/97 $16,149.91     61.50%    10.06%
         12/31/87-12/31/97 $25,243.04    152.43%     9.69%
 Life     8/13/85-12/31/97 $29,594.30    195.94%     9.15%


                 MFS/SUN LIFE UTILITIES SERIES                               OCC EQUITY PORTFOLIO**
       -------------------------------------------------        -------------------------------------------------
NUMBER                              CUMULATIVE  COMPOUND NUMBER                              CUMULATIVE  COMPOUND
  OF                                  GROWTH     GROWTH    OF                                  GROWTH     GROWTH
YEARS       PERIODS        AMOUNT      RATE       RATE   YEARS       PERIODS        AMOUNT      RATE       RATE
------ ----------------- ---------- ----------  -------- ------ ----------------- ---------- ----------  --------
  1    12/31/96-12/31/97 $13,122.69     31.23%    31.23%   1    12/31/96-12/31/97 $12,518.95     25.19%    25.19%
  2    12/31/95-12/31/97 $15,612.00     56.12%    24.91%   2    12/31/95-12/31/97 $15,266.74     52.67%    23.52%
  3    12/31/94-12/31/97 $20,435.11    104.35%    26.87%   3    12/31/94-12/31/97 $20,958.74    109.59%    27.95%
  4    12/31/93-12/31/97 $19,385.41     93.85%    18.02%   4    12/31/93-12/31/97 $21,511.17    115.11%    21.09%
                                                           5    12/31/92-12/31/97 $22,935.30    129.35%    18.05%
 Life  11/16/93-12/31/97 $19,209.00     92.09%    17.14%  Life    8/1/88-12/31/97 $41,295.00    312.95%    16.24%

                      OCC MANAGED PORTFOLIO**
         -------------------------------------------------
NUMBER                                CUMULATIVE  COMPOUND
  OF                                    GROWTH     GROWTH
YEARS         PERIODS        AMOUNT      RATE       RATE
------   ----------------- ---------- ----------  --------
  1      12/31/96-12/31/97 $12,091.12     20.91%    20.91%
  2      12/31/95-12/31/97 $14,676.87     46.77%    21.12%
  3      12/31/94-12/31/97 $21,123.93    111.24%    28.28%
  4      12/31/93-12/31/97 $21,427.26    114.27%    20.97%
       5 12/31/92-12/31/97 $23,383.88    133.84%    18.51%
 Life      8/1/88-12/31/97 $51,362.00    413.62%    18.97%


             OCC SMALL CAPITALIZATION PORTFOLIO**                  WARBURG PINCUS INTERNATIONAL EQUITY PORTFOLIO
       -------------------------------------------------        ---------------------------------------------------
NUMBER                              CUMULATIVE  COMPOUND NUMBER                              CUMULATIVE   COMPOUND
  OF                                  GROWTH     GROWTH    OF                                  GROWTH      GROWTH
YEARS       PERIODS        AMOUNT      RATE       RATE   YEARS       PERIODS        AMOUNT      RATE        RATE
------ ----------------- ---------- ----------  -------- ------ ----------------- ---------- -----------  ---------
  1    12/31/96-12/31/97 $12,085.39     20.85%    20.85%   1    12/31/96-12/31/97 $ 9,663.76     (3.36)%    (3.36)%
  2    12/31/95-12/31/97 $14,183.38     41.83%    19.07%   2    12/31/95-12/31/97 $10,506.14      5.06%      2.50%
  3    12/31/94-12/31/97 $16,158.38     61.58%    17.33%
  4    12/31/93-12/31/97 $15,813.90     58.14%    12.13%
  5    12/31/92-12/31/97 $18,684.68     86.85%    13.31%
 Life    8/1/88-12/31/97 $34,789.00    247.89%    14.15%  Life   6/30/95-12/31/97 $11,209.00     12.09%      4.66%

           WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO
         -------------------------------------------------
NUMBER                                CUMULATIVE  COMPOUND
  OF                                    GROWTH     GROWTH
YEARS         PERIODS        AMOUNT      RATE       RATE
------   ----------------- ---------- ----------  --------
  1      12/31/96-12/31/97 $11,204.27     12.04%    12.04%
  2
  3
  4
  5
 Life     9/30/96-12/31/97 $10,904.00      9.04%     7.16%



           WARBURG PINCUS SMALL COMPANY GROWTH PORTFOLIO
        ----------------------------------------------------
NUMBER                                 CUMULATIVE   COMPOUND
  OF                                     GROWTH      GROWTH
YEARS        PERIODS         AMOUNT       RATE        RATE
------  -----------------  ----------  ----------   --------
  1     12/31/96-12/31/97  $11,441.02      14.41%     14.41%
  2     12/31/95-12/31/97  $12,874.03      28.74%     13.44%
 Life    6/30/95-12/31/97  $16,014.00      60.14%     20.66%

----------------
 *For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date the Fund commenced operations, although the Contracts have been offered only since February 17, 1998. No information is shown for Funds that have not commenced operations or that have been in operation for less than one year. The charges imposed under the Contract against the assets of the Variable Account for mortality and expense risks and administrative expenses have been deducted. However, the annual Account Fee is not reflected and these examples do not assume surrender at the end of the period.
**See footnote 3 on page 78 of this Prospectus.

                                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                   ANNUITY SERVICE MAILING ADDRESS:
                                   RETIREMENT PRODUCTS AND SERVICES
                                   P.O. BOX 9133
                                   BOSTON, MASSACHUSETTS 02117



                                   TELEPHONE:
                                   Toll Free (888) 786-2435
                                   In Massachusetts (617) 348-9600



                                   GENERAL DISTRIBUTOR
                                   Clarendon Insurance Agency, Inc.
                                   One Sun Life Executive Park
                                   Wellesley Hills, Massachusetts 02481


                                   LEGAL COUNSEL
                                   Covington & Burling
                                   1201 Pennsylvania Avenue, N.W.
                                   P.O. Box 7566
                                   Washington, D.C. 20044

                                   AUDITORS
                                   Deloitte & Touche LLP
                                   125 Summer Street
                                   Boston, Massachusetts 02110


FUTFOC-1     3/99

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

          The information required in a Statement of Additional Information is contained in the Prospectuses and the Supplement to the Prospectus included in Part A of this Post-Effective Amendment to the Registration Statement.


                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  The following Financial Statements are included in the Registration
Statement:

Included in Part A:

A.   Financial Statements of the Registrant:

      1.  Statement of Condition, December 31, 1998;

      2.  Statement of Operations, Year Ended December 31, 1998;

      3. Statements of Changes in Net Assets, Years Ended December 31, 1998 and December 31, 1997;

      4.  Notes to Financial Statements; and

      5.  Independent Auditors' Report.

B.    Financial Statements of the Depositor:


      Audited:

      1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, December 31, 1997 and 1996;

      2. Statutory Statement of Operations, Year Ended December 31, 1997; 1996 and 1995;

      3. Statutory Statement of Changes in Capital Stock and Surplus, Years Ended December 31, 1997, 1996 and 1995;

      4. Statutory Statement of Cash Flow, Years Ended December 31, 1997, 1996 and 1995;

      5. Notes to Statutory Statements; and


      6. Independent Auditors' Report.


      Unaudited:

      1. Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus, September 30, 1998 and December 31, 1997

      2. Statutory Statement of Operations, Nine Months Ended September 30, 1998 and 1997

      3. Statutory Statements of Operations, Three Months Ended September 30, 1998 and 1997

      4. Statutory Statements of Changes in Capital Stock and Surplus, Nine Months Ended September 30, 1998 and 1997

      5. Statutory Statements of Cash Flow, Nine Months Ended September 30, 1998 and 1997

      6. Notes to Unaudited Financial Statements

          (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

          (1) Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant*;

          (2)       Not Applicable;

          (3) (a) Form of Marketing Services Agreement between the depositor, Sun Life of Canada (U.S.) Distributors, Inc., and Clarendon Insurance Agency, Inc.**;

                    (b)(i) Specimen Sales Operations and General Agent Agreement**;

                    (b)(ii) Specimen Broker-Dealer Supervisory and Service Agreement**; and

                    (b)(iii)  Specimen General Agent Agreement**;

          (4) (a) Form of Flexible Payment Deferred Combination Variable and Fixed Group Annuity Contract***;

                    (b) Form of Certificate to be issued in connection with the Contract filed as Exhibit 4(a)***;

                    (c) Form of Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract***;

          (5) (a) Form of Application to be used with the Certificate filed as Exhibit 4(b) and the Contract filed as Exhibit 4(c)***;

          (6)  Certificate of Incorporation and By-laws of the Depositor*;

          (7)  Not Applicable;

          (8)  None;

     (9)  Previously filed

     (10)      (a)  Consent of Deloitte & Touche, LLP****;

               (b)  Previously filed*;

      (11) Financial Statement Schedules I and VI (to be filed by amendment);


      (12)     Not Applicable;


      (13) Schedule for computation of performance quotations (to be filed by amendment);


      (14)     Not Applicable.


      (15)     Powers of Attorney****



  * Incorporated by reference to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on October 14, 1997.

 ** Incorporated by reference to Pre-effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4,
     File No. 333-37907, filed on January 16, 1998.

*** Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05227, filed on April 10, 1998.

**** Filed herewith.


Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal                     Positions and Offices
Business Address                       with Depositor
------------------                     ----------------------

Donald A. Stewart                      Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

C. James Prieur                        President and Director
One Sun Life Executive Park
Wellesley Hills, MA  02481

John D. McNeil                         Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

David D. Horn                          Director
Strong Road
New Vineyard, ME 04956

John S. Lane                           Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

Richard B. Bailey                      Director
63 Atlantic Avenue
Boston, MA  02110

Name and Principal                     Positions and Offices
Business Address                       with Depositor
------------------                     ---------------------

M. Colyer Crum                         Director
104 Westcliff Road
Weston, MA  02193

Angus A. MacNaughton                   Director
950 Tower Lane
Metro Tower, Suite 1170
Foster City, CA  94404

S. Caesar Raboy                        Director
220 Boylston Street
Boston, MA 02110

L. Brock Thomson                       Vice President
One Sun Life Executive Park            and Treasurer
Wellesley Hills, MA  02481

Robert P. Vrolyk                       Vice President; Finance and Actuary
One Sun Life Executive Park
Wellesley Hills, MA  02481

James M.A. Anderson                    Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA  02481

Peter F. Demuth                        Vice President and Chief Counsel
One Sun Life Executive Park            and Assistant Secretary
Wellesley Hills, MA  02481

Ellen B. King                          Secretary
One Sun Life Executive Park
Wellesley Hills, MA  02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The following is a list of all corporations directly or indirectly controlled by or under common control with Sun Life Assurance Company of Canada, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship:

                                                                 Percent of
                                             State or Country    Ownership
                                             or Jurisdiction     of Voting
                                             of Incorporation    Securities
                                             ----------------    ----------

Sun Life Assurance Company of Canada........ Canada                  100%
--------------------------------------------------------------------------------
Sun Life Assurance Company of Canada --
  U.S. Operations Holdings, Inc............. Delaware                100%
Sun Life Assurance Company of Canada
  (U.K.) Limited ........................... United Kingdom          100%
Sun Life of Canada Investment Management
  Limited .................................. Canada                  100%
Sun Life of Canada Benefit Management
  Limited .................................. Canada                  100%
Spectrum United Holdings, Inc............... Canada                  100%
Sun Canada Financial Co..................... Delaware                100%
Sun Life of Canada (U.S.) Holdings,
  Inc. ..................................... Delaware                  0%*
Sun Life of Canada (U.S.) Financial
  Services Holdings, Inc. .................. Delaware                  0%*
Sun Life Assurance Company of Canada
  (U.S.) ................................... Delaware                  0%**
Sun Life Insurance and Annuity Company of
  New York ................................. New York                  0%****
Sun Life of Canada (U.S.)
  Distributors, Inc. ....................... Delaware                  0%****
Sun Benefit Services Company, Inc. ......... Delaware                  0%****
Sun Life of Canada (U.S.) SPE 97-1, Inc..... Delaware                  0%****
Massachusetts Financial Services Company ... Delaware                  0%***
New London Trust, F.S.B..................... Federally Chartered       0%****
Sun Life Information Services
   Ireland Limited ......................... Republic of Ireland       0%****
Clarendon Insurance Agency, Inc. ........... Massachusetts             0%****
MFS Service Center, Inc..................... Delaware                  0%*****
MFS/Sun Life Series Trust .................. Massachusetts             0%******
Sun Capital Advisers, Inc. ................. Delaware                  0%****
MFS International, Ltd. .................... Ireland                   0%*****
MFS Institutional Advisors, Inc. ........... Delaware                  0%*****
MFS Fund Distributors, Inc. ................ Delaware                  0%*****
MFS Retirement Services, Inc. .............. Delaware                  0%*****
Sun Life Financial Service Limited.......... Bermuda                   0%****


--------

    * 100% of the issued and outstanding voting securities of Sun Life of Canada (U.S.) Holdings, Inc. and Sun Life of Canada (U.S.) Financial Services Holdings, Inc. is owned by Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.
   ** 100% of the issued and outstanding voting securities of Sun Life Assurance Company of Canada (U.S.) is owned by Sun Life of Canada (U.S.) Holdings, Inc.
   *** 93.6% of the issued and outstanding voting securities of Massachusetts Financial Services Company is owned by Sun Life of Canada (U.S.) Financial Services Holdings, Inc.
  **** 100% of the issued and outstanding voting securities of New London Trust, F.S.B., Sun Life Insurance and Annuity Company of New York,
        Sun Life of Canada (U.S.) Distributors, Inc., Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life Financial Services Limited, Sun Life of Canada (U.S.) SPE 97-1, Inc., Clarendon Insurance Agency, Inc., and Sun Life Information Services Ireland Limited is owned by Sun Life Assurance Company of Canada (U.S.).
 ***** 100% of the issued and outstanding voting securities of MFS Service Center, Inc., MFS International, Ltd., MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., and MFS Retirement Services, Inc. is owned by Massachusetts Financial Services Company.
****** 100% of the issued and outstanding voting securities of MFS/Sun Life Series Trust is owned by separate accounts of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.

      Omitted from the list are subsidiaries of Sun Life Assurance Company of Canada which, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of Sun Life Assurance Company of Canada.

      None of the companies listed is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27.  NUMBER OF CONTRACT OWNERS:


      As of January 31, 1998 there were 294 qualified and 999 non-qualified Contracts issued by the Registrant.


Item 28.  INDEMNIFICATION

      Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 3(b) to the Registration Statement of the Depositor on Form S-1, File No. 33-29851, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS


      (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts
C, D, E, G, and I, Sun Life (N.Y.) Variable Accounts A, B and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                    Positions and Offices
Business Address*                        with Underwriter
------------------                    ---------------------
Jane M. Mancini..................    President and Director
Robert P. Vrolyk.................          Director
James M.A. Anderson .............          Director
S. Caesar Raboy..................          Director
C. James Prieur..................          Director
L. Brock Thompson................  Vice President and Treasurer
Donald E. Kaufman................       Vice President
Cynthia M. Orcutt................        Vice President
Laurie Lennox....................        Vice President
Roy P. Creedon...................          Secretary
Maura A. Murphy..................     Assistant Secretary
Peter Marion.....................         Tax Officer


------------------

 * The principal business address of all directors and officers of the principal underwriter except Ms. Mancini and Ms. Lennox is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal buisness address of Ms. Mancini and Ms. Lennox is One Copley Place, Boston, Massachusetts 02116.


      (c)      Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS


      Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Assurance Company of Canada (U.S.), in whole or in part, at its executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, at the offices of Retirement Products and Services Division at One Copley Place, Boston, Massachusetts 02116, at the offices of Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116 or at the offices of Clarendon Insurance Agency, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.


Item 31.  MANAGEMENT SERVICES

      Not Applicable.

Item 32.  UNDERTAKINGS

      Representation with respect to Section 26(e) of the Investment Company Act of 1940.

      Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and therisks assumed by the insurance company.

      The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to the American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 to the Registration Statement and has caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf in the Town of Wellesley Hills and Commonwealth of Massachusetts on the 1st day of March, 1999.



                                        Sun Life of Canada (U.S.)
                                         Variable Account F

                                        (Registrant)


                                        Sun Life Assurance Company of
                                        Canada (U.S.)

                                        (Depositor)




                                        By:   /s/ C. JAMES PRIEUR
                                              ---------------------
                                                  C. JAMES PRIEUR
                                                  President



Attest:   /s/ ELLEN B. KING
          -----------------------
             Ellen B. King
             Secretary




      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.



    Signature                     Title                      Date
    ----------                     -----                     ----

    /s/ C. JAMES PRIEUR          President and            March 1, 1999
--------------------------          Director
        C. James Prieur     (Principal Executive Officer)


                               Vice President, Finance
    /s/  ROBERT P. VROLYK          and Actuary
--------------------------     (Principal Financial        March 1, 1999
         Robert P. Vrolyk       and Accounting
                                    Officer)

-------------------------
*     By Edward M. Shea pursuant to Power of Attorney filed herewith.

    Signatures                          Title                  Date
    ----------                          -----                  ----

*   /s/ DONALD A. STEWART              Chairman and         March 1, 1999
-------------------------------          Director
        Donald A. Stewart

*   /s/ RICHARD B. BAILEY               Director            March 1, 1999
-------------------------------
        Richard B. Bailey

*   /s/ M. COLYER CRUM                  Director            March 1, 1999
-------------------------------
        M. Colyer Crum

*    /s/ JOHN D. McNEIL                 Director            March 1, 1999
--------------------------
         John D. McNeil

*   /s/ DAVID D. HORN                    Director           March 1, 1999
-------------------------------
        David D. Horn

*   /s/ JOHN S. LANE                     Director           March 1, 1999
-------------------------------
        John S. Lane

*   /s/ ANGUS A. MacNAUGHTON             Director           March 1, 1999
-------------------------------
        Angus A. MacNaughton

*   /s/ S. CAESAR RABOY
-------------------------------          Director           March 1, 1999
        S. Caesar Raboy

---------------------------

*     By Edward. M. Shea pursuant to Power of Attorney filed herewith.